As filed with the Securities and Exchange Commission on April 28, 2016

1933 Act Registration No. 2-90201

1940 Act Registration No. 811-03996

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 49	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 50	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

320 Park Avenue New York, New York 10022-6839

(Address of Depositor’s Principal Executive Office) (Zip Code)

Depositor’s Telephone Number, including Area Code: (212) 224-1600

Amy Latkin

Vice President and Associate General Counsel

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2016 pursuant to paragraph (a)(1) of Rule 485.

Title of Securities Being Registered:

Units of Interest in Separate Accounts under Variable Annuity Contracts

CROSS-REFERENCE SHEET

(File No. 2-90201, TVIF Contracts)

Form N-4 Item		Prospectus Caption
PART A

1.	Cover Page	Cover Page

2.	Definitions	Definitions We Use in this Prospectus

3.	Synopsis	Table of Annual Expenses

4.	Condensed Financial Information	Appendix A: Unit Value Information for the Separate Account Funds; Performance Information for the Separate Account Funds

5.	General Description of Registrant, Depositor, and Portfolio Companies	About Mutual of America and the Separate Account; Underlying Funds in which Our Separate Account Invests; Your Voting Rights for Meetings of the Underlying Funds; Administrative Matters

6.	Deductions	Table of Annual Expenses; Charges You Will Pay

7.	General Description of Variable Annuity Contracts	Purchasing a Contract and Making Contributions; Your Account Balance in the Separate Account Funds; Our General Account; Where to Contact Us and Give Us Instructions

8.	Annuity Period	You May Obtain an Annuity with Your Account Balance

9.	Death Benefit	Our Payment of Account Balance to You or a Beneficiary—Death Benefit during the Accumulation Period

10.	Purchases and Contract Value	Purchasing a Contract and Making Contributions; Your Account Balance in the Separate Account Funds; Our General Account

11.	Redemptions	Your Account Balance in the Separate Account Funds; Our Payment of Account Balance to You or a Beneficiary; Where to Contact Us and Give Us Instructions

12.	Taxes	Federal Tax Information

13.	Legal Proceedings	Legal Proceedings

14.	Table of Contents of the Statement of Additional Information	Our Statement of Additional Information

Statement of Additional Information Caption
PART B

15.	Cover Page	Cover Page

16.	Table of Contents	Table of Contents

17.	General Information and History	N/A

18.	Services	N/A

19.	Purchase of Securities Being Offered	Distribution of the Contracts

20.	Underwriters	Distribution of the Contracts

21.	Calculation of Performance Data	Yield and Performance Information

22.	Annuity Payments	N/A

23.	Financial Statements	Financial Statements

PROSPECTUS

TAX-DEFERRED ANNUITY PLAN,

VOLUNTARY EMPLOYEE CONTRIBUTION CONTRACTS

INDIVIDUAL RETIREMENT ANNUITY AND

FLEXIBLE PREMIUM ANNUITY CONTRACTS—

VARIABLE ACCUMULATION ANNUITY CONTRACTS

(TDA, IRA, VEC AND FPA CONTRACTS)

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue, New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

The Contracts—We offer these group and individual variable accumulation annuity contracts (“Contracts”):

•	group Tax-Deferred Annuity Contracts (“TDA Contracts”);
•	Individual Retirement Annuity Contracts and Inherited Individual Retirement Annuity Contracts (collectively, “IRA Contracts”), including Traditional IRA, Roth IRA, Inherited IRA (subject to state insurance department approval), Savings Incentive Match Plan for Employees (SIMPLE) IRA and Simplified Employee Pension (SEP) IRA Contracts; and
•	Individual Flexible Premium Deferred Annuity Contracts (“FPA Contracts”).

We no longer offer our group Voluntary Employee Contribution (“VEC”) Contract, which we describe in Appendix C.

A Participant or you means an employee under a TDA Contract, a person to whom we have issued an IRA Contract or a person or entity to which we have issued an FPA Contract. A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date.

Your Contributions—You may make Contributions in the amounts and at the frequency you choose (subject to certain minimums), and some of the Contracts permit your employer to make Contributions on your behalf. Under IRA and TDA Contracts, the amount of your Contributions and those of your employer are limited by federal tax laws.

Investment Alternatives for Your Account Value—You may allocate your Account Value to any of the Funds of Mutual of America Separate Account No. 2 or to our General Account, unless your employer’s Plan (if any) restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Separate Account Funds invest in funds or portfolios of mutual funds (“Underlying Funds”), which currently are:

•	Mutual of America Investment Corporation (“Investment Company”): Equity Index, All America, Small Cap Value, Small Cap Growth, Mid Cap Value, Mid-Cap Equity Index, Composite, International, Money Market, Mid-Term Bond, Bond, Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement (together these eleven Funds may be referred to as the “Retirement Funds”), Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (together these three Funds may be referred to as the “Allocation Funds”);
•	Fidelity® Variable Insurance Products (“Fidelity VIP”) Funds: Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios;
•	Vanguard Variable Insurance Fund: Diversified Value Portfolio, International Portfolio and REIT Index Portfolio;
•	American Century Variable Portfolios, Inc.: American Century VP Capital Appreciation Fund;
•	American Funds Insurance Series: New World Fund;
•	Calvert VP: SRI Balanced Portfolio;
•	Deutsche Variable Series I: Capital Growth VIP;
•	Oppenheimer Funds: Oppenheimer Main Street Fund®/VA;
•	PIMCO Variable Insurance Trust: Real Return Portfolio; and
•	T. Rowe Price: Blue Chip Growth Portfolio.

We do not guarantee the investment performance of any Separate Account Fund. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to a Separate Account Fund.

We pay a fixed rate of interest on your Account Value in our General Account, and we change the rate from time to time. This Prospectus describes the Separate Account Fund Investment Alternatives, but there is a brief description of the General Account under “Our General Account.”

Statement of Additional Information—You may obtain at no charge a Statement of Additional Information (SAI), dated the same date as this Prospectus, with additional information about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-800-468-3785. We have filed the SAI with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference. The table of contents for the SAI is at the end of this Prospectus for your review. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

Prospectuses—Employers and individuals should read this Prospectus carefully before you purchase a Contract and Employees should read this Prospectus carefully before deciding to become a Participant and you should keep it for future reference. This Prospectus is not valid unless the summary prospectuses of the Underlying Funds, which you should also read, are distributed with it. We distribute the summary prospectuses for the Underlying Funds with this Prospectus, and you should read them for complete information about the Underlying Funds. If you cannot locate the summary prospectuses of the Underlying Funds, which are bound together with this Prospectus, please write to us at the address at the top of this page or call 1-800-468-3785 to request one.

•	Capitalized terms unless otherwise defined in the text are described in the section captioned “Definitions We Use in this Prospectus,” and throughout the Prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated: May 1, 2016

This Prospectus does not offer the Contracts in any jurisdiction where we may not lawfully offer the Contracts for sale. We have not authorized any person to give any information or to make any representations about the Contracts or this offering other than those in this Prospectus. If you receive unauthorized information or representations, you must not rely on them in making any purchase decision.

DEFINITIONS WE USE IN THIS PROSPECTUS

Account Value—The value of a Participant’s Accumulation Units in the Separate Account Funds plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. Depending on its use in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.

Accumulation Period—For a Participant, the period under a Contract when Contributions are made or held for the Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Value in full before the Annuity Commencement Date.

Accumulation Unit—A measure we use to calculate the value of a Participant’s interest in each of the Funds of the Separate Account. Each Fund has its own Accumulation Unit value.

Allocation Funds—the Investment Company Conservative Allocation Fund, Moderation Allocation Fund and Aggressive Allocation Fund.

Annuitant—The individual named in the application for a Contract. Under a death benefit in the form of an annuity, the Beneficiary will be the annuitant/payee. We use the life expectancy of the Annuitant(s), or of the annuitant/payee, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.

Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. A Participant, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments. See “You May Obtain an Annuity with your Account Value—Annuity Commencement Date” for Annuity Commencement Date requirements applicable to IRA, FPA or TDA Contracts. Annuity Commencement Date is sometimes referred to as “Benefit Commencement Date” in a Contract.

Annuity Payments—A series of equal monthly payments from us. The amount of the Annuity Payments will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant’s joint Annuitant, or for such other specified period as we may permit.

Beneficiary(ies)—The person(s) named by a Participant to receive: (1) the death benefit under the Contract if during the Accumulation Period the Participant dies (or if the Participant is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments if the Annuitant dies and the joint Annuitant, if any, dies.

Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.

Contract(s)—One (or more) of the group (TDA) and individual (IRA and FPA) variable accumulation annuity contracts described in this Prospectus.

Contractholder—An entity to which we have issued a TDA Contract or, with respect to deferred compensation plans, an FPA. The Contractholder may be an employer, or an association representing employers or employees.

Contributions—Amounts contributed from time to time under a Contract during the Accumulation Period.

Designated Roth Account—An account maintained for Designated Roth Contributions and earnings (or losses) attributable to Designated Roth Contributions. This term, depending on the context in which it is used, includes Designated Roth Rollover Accounts.

Designated Roth Contributions—Contributions irrevocably designated as Designated Roth Contributions described in Section 402A of the Code.

Designated Roth Rollover Account—An account maintained for rollover Designated Roth Contributions and earnings (or losses) attributable to rollover Designated Roth Contributions.

eDocuments—A feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Participants enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program.

Employee Contribution Account—An account maintained for employee Contributions, other than Designated Roth Contributions, and earnings (or losses) attributable to such Contributions.

Employer—An organization that established a Plan and that may be named in the Contract.

ERISA—The Employee Retirement Income Security Act of 1974, as amended.

Fidelity VIP Funds—The Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios of Fidelity® Variable Insurance Products Funds.

Fund (or Separate Account Fund)—One of the subaccounts of the Separate Account. Each Fund’s name corresponds to the name of the Underlying Fund in which it invests. We sometimes refer to Separate Account Funds as “Investment Funds.”

General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. Amounts allocated under the Contracts to the General Account earn interest at a fixed rate that we change from time to time. We sometimes refer to the General Account as the “Interest Accumulation Account” because amounts you allocate to the General Account earn interest at a fixed rate which we change from time to time.

Hotline Plus—Mutual of America Life Insurance Company’s online internet-based administration system that allows employers who log on to a secure website to perform many administrative tasks, such as enrolling new employees in their Plan, removing employees who are no longer participating in that Plan, making contributions, conducting non-discrimination testing, checking Plan balances and employee records and other functions.

Inherited IRA—An IRA Contract that is funded with the death benefit proceeds of an IRA Contract or another qualified retirement plan by the beneficiary of such IRA or plan.

International Funds—the Investment Company International Fund, American Funds Insurance Series New World Fund, and Vanguard Variable Insurance Fund International Portfolio.

Investment Alternatives—Our General Account and the Funds of the Separate Account. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives, subject to any limitations under a Plan.

Investment Company—Mutual of America Investment Corporation, the funds of which are Underlying Funds of the Separate Account.

Joint Annuitant—An additional person (usually the Spouse) whose life expectancy is taken into account for a life annuity and who will receive Annuity Payments upon the death of the Annuitant in accordance with the form of annuity selected. A joint annuitant may be designated by the owner at any time before the Annuity Commencement Date.

Participant—Under a TDA Contract, an employee or former employee for whom we have received Contributions under a Plan. Under an IRA Contract, the individual, and under an FPA Contract, the individual, to whom we issued a Contract and who is the owner of the Contract.

Plan—For some TDA Contracts and for SEP IRA and SIMPLE IRA Contracts, a retirement plan adopted by an employer for which a Contract has been purchased to provide benefits.

Reduced Fee—The reduction in administrative charge, distribution expense charge and expense risk charge that apply to participants in plans that are eligible for such reduction as set forth in footnote 2 to the TABLES OF ANNUAL EXPENSES on page 4 and Charges You or Your Employer Will Pay.

Retirement Funds—The Investment Company Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement and 2055 Retirement Funds.

Rollover Contributions Account—An account maintained for rollover Contributions other than Designated Roth Contributions (or rollover Designated Roth Contributions) and earnings (or losses) attributable to such Contributions.

Roth IRA—An IRA Contract designated as a Roth IRA, in accordance with Code Section 408A.

Separate Account—Mutual of America Separate Account No. 2, a separate account we established to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

Separate Account Fund—See “Fund,” above.

SEP IRA—An IRA Contract purchased by an employee in connection with a Simplified Employee Pension (SEP) adopted by the employer.

SIMPLE IRA—An IRA Contract purchased by an employee under a Savings Incentive Match Plan for Employees (SIMPLE) adopted by the employer.

Spouse—Unless otherwise specified, the person to whom a Participant or Annuitant is legally married in a marriage recognized under federal law.

Traditional IRA—An IRA Contract other than a Roth IRA, Inherited IRA, SEP IRA or SIMPLE IRA Contract.

Underlying Funds—The funds or portfolios that are invested in by the Separate Account Funds.

Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.

Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.

Waived Annual Contract Fee—The waiver of the annual contract fee applicable to plans that use our Hotline Plus system and meet the other criteria set forth in footnote 1 to the TABLES OF ANNUAL EXPENSES on page 4 of this Prospectus or for Participants who agree to use eDocuments.

We, us, our, Mutual of America—Refer to Mutual of America Life Insurance Company.

You, your—Refer to a Participant.

TABLES OF ANNUAL EXPENSES

The following tables describe the fees and expenses that you will pay upon becoming a Participant, while you are a Participant, and upon transfer or surrender of your Account Value. State and municipal premium taxes may also be deducted, but we do not currently deduct them. State premium taxes vary and currently are up to 3.5%.

I.	The first table describes fees and expenses you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives.

	Maximum	Current
Participant Transaction Expenses
Sales Load on Purchases	0%	0%
Deferred Sales Load	0%	0%
Surrender Fees	0%	0%
Exchange Fees	0%	0%

II.	The next table describes the fees and expenses you will pay periodically during the time that you are a Participant, not including Underlying Fund fees and expenses.

	VEC, IRA/FPA, TDA Maximum	VEC, IRA/FPA, TDA Standard		TDA Tier 1 Reduced Fees (2)		TDA Tier 2 Reduced Fees (2)		TDA Tier 3 Reduced Fees (2)
Annual Contract Fee	$24	$24(1)		$24(1)		$24(1)		$24(1)
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	up to 2.00%(4)	.20%		.15%		.15%		.20%
Administrative Charges	up to 2.00%(4)	.50%		.10%	(2)	.15%	(2)	.20%	(2)
Distribution Expense Charge	up to 2.00%(4)	.50%		.10%	(2)	.15%	(2)	.20%	(2)

Total Separate Account Annual Expenses	2.00%	1.20%	(3)	.35%	(2)(3)	.45%	(2)(3)	.60%	(2)(3)

(1)	Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month. When referring to the monthly installment of the Annual Contract Fee we use the term “Monthly Participant Charge.” Unless you use eDocuments, a feature that offers Participants a way to electronically receive communications and reports (See “Definitions we use in this Prospectus” for a description of eDocuments) you pay the lesser of a monthly amount of $2.00, or 1⁄12 of 1.00% of your Account Value. An employer under a TDA, SEP IRA or SIMPLE IRA Contract may elect to pay your monthly charges, in which case we do not deduct the Monthly Participant Charge. We currently do not impose this charge each month if you meet the conditions listed in “Charges You or Your Employer Will Pay—Monthly Participant Charge.”

(2)	Reduced Fees. TDA Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee and Tier 3 Reduced Fee if they have minimum amounts of assets in the Separate Account ($20 million for the Tier 1 Reduced Fee, $5 million for the Tier 2 Reduced Fee and $2 million for the Tier 3 Reduced Fee) and satisfy the other criteria specified in “Charges You or Your Employer Will Pay” and “Charges Under the Contracts.”

(3)	Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such funds equal to reimbursements we receive from service providers to those funds. For more information see “Charges You or Your Employer Will Pay” and “Charges under the Contracts.”

(4)	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.

III.	Loan Interest (TDA Contracts Only). The next table describes the fees and expenses that you will pay if your TDA Plan offers loans and you take out a loan.

Maximum Loan Interest (TDA Contracts Only)(1)	Higher of the Moody’s® Corporate Yield Average or 1% above the current rate of interest credited to Account Values held in the General Account

(1)	Interest is assessed on the loan amount at an adjustable rate which is declared from time to time, and it accrues daily while the loan is outstanding. The interest rate on your loan may vary based on changes to the rate of interest credited to Account Values held in the General Account and the Moody’s® Corporate Yield Average. See “Charges You or Your Employer Will Pay—Loan Interest Under TDA Contracts” and “Loans under a TDA Contract” for more details.

IV.	Underlying Fund Expenses. The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time that you are a Participant. (Underlying Fund expenses may vary from year to year.) These are based on the actual charges incurred by the Underlying Funds during 2015 before any expense reimbursement. You should refer to the summary prospectus of each Underlying Fund for more details concerning the Underlying Fund’s fees and expenses.

	Maximum	Minimum
Total Annual Underlying Fund Operating Expenses (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets)	1.00%	.16%

Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Participant Charges, Separate Account annual expenses and Underlying Fund fees and expenses. The Example assumes that you invest $10,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.

We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.

Example Based on Maximum Costs.    This example also assumes the maximum fees and expenses of the Underlying Funds during 2015, with the maximum Annual Contract Fee and the maximum Separate Account Annual Expenses shown in the Table of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
IRA/FPA/TDA Maximum(1)	$311	$981	$1,719	$3,914

(1)	Assumed Annual Contract Fee of $3.65 per $10,000 of Separate Account value and an average account balance of $65,718.

Accumulation Unit Values for the Separate Account Funds

For information about the Accumulation Unit values of each of the Separate Account Funds over a period of time, you should see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Separate Account Funds. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 1-800-468-3785.

SUMMARY OF INFORMATION IN THIS PROSPECTUS

The discussion below is a summary of information in the Prospectus. The references in the summary direct you to particular sections in the Prospectus where you will find more detailed explanations. This Prospectus describes all of the Contracts, and their material features and benefits, and your rights and obligations under such Contracts.

Contracts We Offer

We offer the group and individual variable accumulation annuity contracts described in this Prospectus to assist with retirement and long-term financial planning. Refer to “Purchasing a Contract and Making Contributions—Purchase of a Contract; Participation.” The three types of contracts are:

1.	Individual Retirement Annuity Contracts (IRA Contracts).

The term “IRA Contracts” refers to Traditional IRA, Roth IRA, Inherited IRA, SEP IRA and SIMPLE IRA Contracts, which are described below. Individuals may purchase IRA Contracts for retirement savings. A married individual who is not a wage earner may purchase an IRA Contract (a spousal IRA), and the individual’s Spouse (if a wage earner) may make Contributions on behalf of the non-wage earning Spouse, provided their federal income tax filing status is married, filing jointly. Individuals who have adjusted gross income for federal income tax purposes below certain levels are eligible to purchase Roth IRAs. Individuals, other than a surviving Spouse, may purchase an Inherited IRA, if the Inherited IRA contract has been approved in your state, using death benefit proceeds payable under an IRA or another qualified retirement plan. An individual may purchase an IRA Contract directly from us, and must designate whether the Contract is a Traditional IRA, or a Roth IRA.

An employee may purchase a SEP IRA Contract under a Simplified Employee Pension (SEP) Plan or may purchase a SIMPLE IRA Contract under a Savings Incentive Match Plan for Employees (SIMPLE), if the individual’s employer has established one of those plans.

For federal income tax purposes:

•	You may be able to deduct Contributions under a Traditional IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA contributions. Under an IRA contract (other than a Roth IRA), you do not pay federal income tax on the earnings from Contributions until you begin receiving Annuity Payments or otherwise withdraw all or a portion of your Account Value.

•	You may not deduct Contributions under a Roth IRA for federal income tax purposes. Under a Roth IRA, you may withdraw earnings tax-free if you began contributions to a Roth IRA at least five years earlier and you are 59 1⁄2 years old or older, or in certain other circumstances.

•	You may not make Contributions to an Inherited IRA, except death benefit proceeds under an IRA or an eligible employer retirement plan. Under an Inherited IRA, you must receive a distribution of the entire account balance in accordance with the Code, generally either by the end of the fifth calendar year following the year of the decedent’s death or as a series of annual required minimum distributions based upon your life expectancy.

•	You may be able to deduct Contributions under a SEP IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA Contributions.

•	You may exclude Contributions to a SIMPLE IRA from gross income, within certain limits.

Refer to “Federal Tax Information” for more details.

2.	Flexible Premium Annuity Contracts (FPA Contracts).

Individuals may purchase FPA Contracts to accumulate assets for retirement. An employer may purchase FPA Contracts to serve as a depository for the employer’s deferred compensation obligations to employees.

For federal income tax purposes:

•	If you are an individual (not a corporation, for example), you make Contributions to an FPA Contract with “after-tax” dollars. In other words, you may not deduct or exclude the amount of the Contributions from your income for federal income tax purposes. If you are an individual, you do not pay federal taxes on the earnings on Contributions to an FPA Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Account Value, in most circumstances. Refer to “Federal Tax Information.”

•	There is no deferral of federal income taxation of the earnings on Contributions for employers who purchase FPA Contracts for deferred compensation obligations or for other Contractholders who are not individuals.

Refer to “Federal Tax Information” for more details.

3.	Tax Deferred Annuity Contracts (TDA Contracts).

We issue TDA Contracts to Contractholders that have adopted plans under Section 403(b) of the Code. A Contractholder must be a tax-exempt organization under Section 501(c)(3) of the Code or an eligible public school or college, or an association that represents a Section 501(c)(3) tax-exempt organization or eligible public school or college or its employees.

You make Contributions under a TDA Contract through a voluntary salary reduction agreement with your employer on either a pre-tax or a Designated Roth post-tax basis (subject to the provisions of the Plan).

In addition to making Contributions by salary reduction or by a single sum transfer from a tax deferred annuity arrangement maintained under Section 403(b)(1) or 403(b)(7) of the Code, you may make Contributions by rollover of eligible distributions from eligible retirement plans if your employer’s Plan and our Contract issued for the Plan accept rollovers.

For federal income tax purposes:

•	Under Section 403(b) of the Code, you may defer recognition of the Contributions you make by salary reduction, within certain limits, for federal income tax purposes. Alternatively, if permitted by the Plan, you may designate Contributions you make as Designated Roth Contributions, which are made after tax, as described in Section 402A of the Code.

•	Amounts that you roll over will not be subject to the limitations on the amount of Contributions from salary reduction permitted during a tax year.

Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Make Withdrawals, including by Specified Payments” and “Federal Tax Information” for more details.

Contributions during the Accumulation Period

You may make Contributions at whatever times you select, but the timing will be based on your payroll period if you make Contributions under a salary reduction or payroll deduction agreement with your employer. We may refuse to accept initial or subsequent Contributions when we deem it appropriate to do so, including because of anti-money laundering laws or regulations or other legal requirements. We must receive each Contribution at our home office, along with a Complete Order containing all information to identify the person for whom and the Contract under which the Contribution is made, before we can credit the Contribution to your Account Value (See “Definitions we use in this Prospectus” for a description of Complete Order). If an employer sends us Contributions, we will apply the Contributions when we receive the amounts at our home office or receive them by electronic funds transfer, or wire transfer of federal funds into our designated bank account along with a Complete Order containing all required identifying information. Refer to “Purchasing a Contract and Making Contributions—Payment of Contributions” and “Federal Tax Information” for more details.

Minimum Required.    We or the Plan may establish minimum Contributions that you may make under the Contracts.

Who May Make Contributions.    The persons who may make Contributions, and the manner in which Contributions should be sent to us, are as follows.

IRA Contracts

•	Under a Roth IRA or a Traditional IRA Contract (other than a SIMPLE IRA), you may make Contributions directly to us, or you may also make Contributions through a payroll deduction agreement with your employer.

•	Under an Inherited IRA contract, you may not make Contributions. You may only purchase an Inherited IRA by a rollover of a death benefit that is payable to you from an IRA and/or another qualified retirement plan, but only with respect to one decedent under each Contract.

•	Under a SIMPLE IRA Contract, you may make Contributions only by salary reduction agreement with your employer.

•	For both SEP IRAs and SIMPLE IRAs, the employer also may contribute amounts on your behalf, within the limits established by the Code. Under a SIMPLE IRA, an employer must match certain Contributions by an employee or make a Contribution for each employee who is eligible to contribute under the SIMPLE.

FPA Contracts

•	Under an FPA Contract purchased by an employer in connection with deferred compensation of an employee, the employer makes the Contributions.

•	Under an FPA Contract issued to an individual, you may make Contributions through a payroll deduction agreement with your employer, and you may make Contributions directly to us.

TDA Contracts

Under a TDA Contract, you may make Contributions only by salary reduction agreement with your employer, on either a pre-tax or Designated Roth post-tax basis (subject to the provisions of the Plan).

Limits on Amounts of Contributions

IRA Contracts

The aggregate amount that you may contribute to a Traditional IRA, SEP IRA and/or Roth IRA Contract is limited under the Code. Your Contributions may be fully or partially deductible, depending on the level of your federal adjusted gross income and the type of IRA Contract. If you have reached the year in which you attain the age of 70  1⁄2, you may no longer make Contributions (except by rollover from another IRA contract or eligible employer retirement plan) to a Traditional IRA or SEP IRA Contract. There is no Participant age limit for Contributions under a Roth IRA, an Inherited IRA or a SIMPLE IRA, or for employer contributions to a SEP IRA.

FPA Contracts

There is no limit on the amount of Contributions that you may make to an FPA Contract if you are an individual.

TDA Contracts

The maximum annual Contributions under TDA Contracts are those amounts the Code permits for Plans.

Refer to “Purchasing a Contract and Making Contributions—Payment of Contributions” and “Federal Tax Information” for more details.

Investment Alternatives for Your Account Value

You may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan. You may change your allocation instructions at any time for future Contributions.

The General Account.    We pay interest on the portion of your Account Value you allocate to our General Account, at an effective annual yield equal to or greater than the minimum rate if any, set forth in your Contract. In our discretion, we change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account. We sometimes refer to the General Account Investment Alternative as the Interest Accumulation Account.

This Prospectus serves as a disclosure document for the Separate Account Investment Alternatives under the Contracts. Refer to “Our General Account” for a brief description of the General Account.

The Separate Account.    The Separate Account has Funds, or sub-accounts. The name of each Fund corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Separate Account Fund, the Fund purchases shares in its Underlying Fund. A Separate Account Fund is called a “variable option,” because you bear the investment risk that your Account Value in the Fund will increase or decrease based on the investment performance of the Underlying Fund.

Underlying Funds

The Separate Account Funds currently invest in thirty-nine Underlying Funds, which have different investment objectives, investment policies and risks. You should refer to “Underlying Funds in which Our Separate Account Invests” for more information about the Underlying Funds’ investment objectives, and to the prospectuses of the Underlying Funds that are distributed with this Prospectus.

Charges under the Contracts

We deduct several charges from the net assets of each Separate Account Fund. Refer to “Charges You or Your Employer Will Pay.” TDA Plans with assets in the Separate Account are eligible for the Tier 1 Reduced Fee ($20 million in assets), the Tier 2 Reduced Fee ($5 million in assets), or the Tier 3 Reduced Fee ($2 million in assets) as discussed in more detail below and in “Charges You or Your Employer Will Pay.” In addition, all Contracts with assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, the Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursement we receive from service providers to those funds, as is discussed in more detail below and in “Charges You or Your Employer Will Pay.”

Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are:

Standard Fees and Maximum Fees:

The standard Separate Account charges, totaling 1.20%, subject to reduction as noted below for assets in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VP Funds and T. Rowe Price Blue Chip Growth Portfolio, include:

•	An administrative expense charge at an annual rate of 0.50%;

•	A charge at an annual rate of 0.50% for expenses related to the distribution of the Contracts; and

•	A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.

The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers. See “Charges You or Your Employer Will Pay.”

The maximum Separate Account charges that may be charged under the Contracts are 2.00%. Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.

Reduced Fees for TDA Contracts:

Tier 1 Reduced Fees, Available for TDA Contracts Only.    The standard Annual Separate Account Expense is 1.20% and the Tier 1 Reduced Fee is 0.35% for Plans remitting Contributions and using Hotline Plus, and the Plan has assets in the Separate Account of at least $20 million. For more important details about eligibility for Tier 1 Reduced Fees, loss of eligibility for Tier 1 Reduced Fees and the effect of the Tier 1 Reduced Fees on fees for assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, see Charges You or Your Employer Will Pay.

Tier 2 Reduced Fees, Available for TDA Contracts Only.    The standard Annual Separate Account Expense is 1.20%, and the Tier 2 Reduced Fee is 0.45% for Plans remitting Contributions and using Hotline Plus, and the Plan has assets in the Separate Account of at least $5 million. For more important details about eligibility for Tier 2 Reduced Fees, loss of eligibility for Tier 2 Reduced Fees and the effect of the Tier 2 Reduced Fees on fees for assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, see Charges You or Your Employer Will Pay.

Tier 3 Reduced Fees, Available for TDA Contracts Only.    The standard Annual Separate Account Expense is 1.20%, and the Tier 3 Reduced Fee is 0.60% for Plans remitting Contributions and using Hotline Plus and the Plan has assets in the Separate Account of at least $2 million. For more important details about eligibility for Tier 3 Reduced Fees, loss of eligibility for Tier 3 Reduced Fees and the effect of the Tier 3 Reduced Fees on fees for assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, see Charges You or Your Employer Will Pay.

Aggregation Rule.    Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for the Tier 1 Reduced Fees, Tier 2 Reduced Fees or Tier 3 Reduced Fees provided that the aggregated Separate Account assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the Tier 1 Reduced Fees, Tier 2 Reduced Fees or Tier 3 Reduced Fees and the Employer’s Plan is remitting premiums using Hotline Plus. We will aggregate the Separate Account assets of Employer Plans established under Section 403(b) (including Separate Account assets in TDA contracts) that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate Separate Account assets of 403(b) plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group.

Beginning on or after July 1, 2016, we will aggregate the assets of the Employer’s 403(b), 401(k), 401(a) and governmental 457(b) defined contribution plans in any of our separate accounts to determine the Employer’s eligibility for Tier 1 Reduced Fees, Tier 2 Reduced Fees or Tier 3 Reduced Fees.

Tier 1 Reduced Fees, Tier 2 Reduced Fees and Tier 3 Reduced Fees are not available to IRA and FPA Contracts.

Annual Contract Fees.    We also deduct from your Account Value an Annual Contract Fee on a monthly basis. The monthly charge is currently $2.00 if you have an Account Value of $2,400 or more at the end of the month, or  1⁄12 of 1% of the Account Value at the end of the month if your Account Value is less than $2,400 at the end of the month (which will be less than $2.00). We do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the end of the month is less than $300.

•	Waiver of Contract Fee for eDocuments Participants. We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports (see “Definitions we use in this Prospectus” for a definition of eDocuments). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.

•	Waiver of Contract Fee for Certain Plans. We do not impose the Annual Contract Fee on a monthly basis for any month in which a Plan has at least $15 million in Contract assets as of the last day of the month and is using our Hotline Plus system. For purposes of meeting the $15 million threshold to qualify for this waiver, certain affiliated plans are aggregated.

Refer to “Charges You or Your Employer Will Pay—Administrative Charges” for more details.

If you take out a loan under the terms of your TDA Contract, the interest rate is an adjustable rate we declare from time to time. The TDA Loan rate will not exceed the higher of 1% above the current rate of interest credited to Account Values held in the General Account for TDA Contracts, or the Moody’s® Corporate Yield Average. See “Loan Interest Under TDA Contracts” for more details. With respect to loans, interest at the credited rate for the loan amount continues to accrue while interest at the loan rate is accruing on the loan. See “Loans under a TDA Contract” for more details. Loans are not available under IRA or FPA contracts.

We provide varying levels of Plan-related administrative services to Employers that have adopted TDA Plans. The fees charged to Employers for such administrative services will depend on the level of service that we are requested to provide. The specific service levels and all applicable charges will be set forth in notices to Employers. We charge Employers sponsoring TDA Plans a monthly fee subject to a waiver. See “Charges You or Your Employer Will Pay—Monthly Fee for Plan-Related Services” for more details.

Expenses of the Underlying Funds.    A Separate Account Fund’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Separate Account Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets.

Access to Your Account Value by Transfers, Withdrawals or Loans

Transfers

During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. We do not assess a charge for transfers under the Contracts. Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Transfer Among Investment Alternatives” for more details.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Account Value under all Contracts except TDA Contracts. A TDA Participant generally may not withdraw the Account Value until the Participant has reached the age of 59 1⁄2, under restrictions in the Code and the TDA Contract. If you are married and are a Participant under a TDA Plan, you may need the written consent of your Spouse for any withdrawal. In some cases, certain withdrawals may require the approval of the Employer or third party administrator, if applicable. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.

Specified Payments Option:    You may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name. Under a TDA Contract, to elect this Option you must either have reached age 59 1⁄2 or terminated employment with the Plan sponsor if the TDA Contract is sponsored, after reaching age 55.

Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Make Withdrawals, including by Specified Payments” for more details.

We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value, except in the case of certain withdrawals from Roth IRA Contracts. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any). The taxable portion of withdrawals, and in certain cases the nontaxable portion of withdrawals from Roth IRAs, may be subject to a 10% tax penalty, or 25% for SIMPLE IRAs in limited cases. The tax penalty is not due if you have reached the age of 59 1⁄2, are disabled or in certain other circumstances (including special rules for IRA Contracts). Refer to “Federal Tax Information” for more details.

The Code imposes minimum distribution requirements for IRA Contracts, other than Roth IRAs, and for TDA Contracts when you reach a certain age or in some other circumstances. You may be required to make partial withdrawals of Account Value, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.

Loans

We make available a loan option under TDA Contracts. If you have a loan under a TDA Contract, your Account Value in the General Account after a transfer or withdrawal must be at least equal to the loan collateral security amount.

How to Make Allocation Changes, Transfers and Withdrawals

In Writing.    For all Contracts, you may request allocation changes for future Contributions, transfers of Account Balance among Investment Alternatives, and withdrawals of Account Balance in writing, and you must provide your transaction instructions on our forms.

•	For IRA Contracts, rollover requests to transfer balances to another provider must be made in writing. For Roth IRA and Inherited IRA Contracts, withdrawal requests must be made in writing.

•	For FPA Contracts where the owner and the annuitant are different, all transaction requests must be made in writing by the owner. Withdrawals from an FPA Contract related to a Section 1035 exchange must be in writing.

•	For TDA and VEC Contracts, withdrawal requests must be made in writing.

Our Home Office, Processing Center and Regional Offices.    Our home office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Withdrawal Processing Center, where certain withdrawals are processed (refer to “Where You Should Direct Requests”) and for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives and written requests for transfer into any of the International Funds by United States Postal Service (“U.S.P.S.”) regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

You may obtain the address for the Regional Office that provides other services for your Contract by calling 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

By Telephone or Internet.    You may call us at 1-800-468-3785 or visit our website at www.mutualofamerica.com to obtain information about your Account Value, to change allocation instructions among Investment Alternatives for future Contributions and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) and identifying personal information to provide instructions by telephone. You may not use our toll-free number or website to place orders for the transfer of your Account Value to the Investment Company International Fund, the American Funds Insurance Series New World Fund, or the Vanguard Variable Insurance Fund International Portfolio (“Vanguard International Fund”) (together, these Funds may be referred to as the “International Funds”). Transfers into any of the International Funds can be made only in writing and by U.S.P.S. regular mail to our Boca Raton Financial Transaction Processing Center.

•	Note that rollover requests under IRA Contracts, withdrawal requests under Roth IRA Contracts, transaction requests under employer-owned FPA Contracts, and withdrawal requests under TDA Contracts, as described above must be made in writing and cannot be made by telephone or Internet.

Refer to “Where to Contact Us and Give Us Instructions” for more details.

Confirmation Statements.    We will send you confirmation statements (which may be part of your quarterly statements) for your allocation changes (except those done over the Internet) and for your Contributions, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement or you will give up your right to have us correct the error. Refer to “Administrative Matters—Confirmation Statements to Participants.”

Note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Fund Shares.”

Annuitants and Beneficiaries

•	Under an IRA Contract, you must be the Annuitant.

•	Under an Inherited IRA Contract, you may be the Annuitant or one or more beneficiaries of a Trust may be the Annuitant.

•	Under an FPA Contract issued to an individual, you may be the Annuitant or you may name another person as the Annuitant. Under an FPA Contract issued to an Employer as a depository for deferred compensation obligations to an employee, the employee will be the Annuitant.

•	Under a TDA Contract, you are the Participant.

The Annuitant named in the application for a Contract may not be changed. You should refer to the terms of the Contract for rights that you or a Beneficiary may have. When electing annuity payments, you or a Beneficiary beginning to receive death benefits also may name a joint Annuitant.

You may designate a Beneficiary or Beneficiaries to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary by giving us written notice on a form we provide.

•	A TDA Plan may provide that if you have a Spouse, your Spouse will be the Beneficiary unless the Spouse has consented in writing to the designation of another Beneficiary.

Refer to “Administrative Matters—Designation of Beneficiary” for more details.

Death Benefits during the Accumulation Period

If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.

•	Under an FPA Contract when you are not the Annuitant, we will pay the death benefit upon the first to occur of your death and the Annuitant’s death.

•	Under an FPA Contract with joint owners, we will pay the death benefit upon the first death of an owner or the Annuitant.

The death benefit amount will be your Account Value as of the date we receive proof of your death (or the death of the Annuitant, if different), the election of the Beneficiary(ies) telling us how we should pay the death benefit and other information necessary to process the claim. Unless the owner selected the death benefit, the Beneficiary selects the form of death benefit, which may be a single sum, a form of annuity or fixed payments.

•	Under an IRA Contract (other than an Inherited IRA) or under an FPA Contract, if the Spouse of the Owner is the sole Beneficiary, the surviving Spouse may be able to continue the Contract instead of receiving a death benefit, subject to the terms of the Contract.

•	Under an Inherited IRA, the beneficiary may continue to receive minimum distributions in accordance with the distribution schedule applicable to the owner.

Refer to “Our Payment of Account Value to You or a Beneficiary—Death Benefit during the Accumulation Period” and “Federal Tax Information—Estate Taxes; Tax Liability of Beneficiary for Death Benefit” for more details.

Annuity Commencement Date and Amount of Monthly Annuity Payment

•	For IRA Contracts issued prior to July 1, 2007, the Annuity Commencement Date must be on the first day of a month after you have reached the age of 55. For IRA Contracts issued on or after July 1, 2007, the Annuity Commencement Date must be on the first day of a month and must be at least 12 months after the Contract issue date. Inherited IRAs do not have an Annuity Commencement Date, and are subject to minimum distribution rules as determined under the Code and/or the election of the owner as permitted by the Code.

•	In addition to the conditions stated in the preceding sentences, for all SEP IRA Contracts, the Annuity Commencement Date must occur after the later of (a) the 30th day following the day you terminate employment with every employer that contributes to the Contract on your behalf or (b) the 30th day following the day that the last employer contribution is received by the Company under the Contract. Please refer to your Contract for more details.

•	For FPA Contracts issued prior to June 1, 2003, the Annuity Commencement Date must be on the first day of the month and must be after you have reached the age of 55.

•	For FPA Contracts issued on or after June 1, 2003, the Annuity Commencement Date must be on the first day of a month at least 12 months after the Contract issue date. You may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. For an FPA Contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, the Annuity Commencement Date must be the first day of a month at least 12 months after the Contract issue date and not later than April 1 of the calendar year following the later of the calendar year when the employee reaches age 70 1⁄2 or the calendar year the employee terminates employment with the employer.

•	Under TDA Contracts, the Annuity Commencement Date must be on the first of a month and must be in accordance with the Plan, if any.

Annuity Payments will be fixed at the same amount every month and will be based on your Account Value at the Annuity Commencement Date, the age of the Annuitant, and the form of annuity you select. Each Contract contains tables of annuity purchase rates. We guarantee that the purchase rates we use to determine the monthly amount of the Annuity Payment, for the form of annuity you select, will be the better of the guaranteed rate in the Contract or our then-current annuity purchase rate at the time of your Annuity Commencement Date. You may choose to make withdrawals of your Account Value, instead of electing to receive Annuity Payments. Refer to “You May Obtain an Annuity with Your Account Value” for more details.

Forms of Annuity Available.    We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent annuitant if a joint and survivor annuity) dies before the minimum time period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the source of income, since the payments continue for the life of the Annuitant.

You may select the annuity form when you designate the Annuity Commencement Date (subject to availability of such options under the Employer’s TDA Plan).

•	A TDA Plan may require that if you are married, you will receive a joint and survivor annuity with your Spouse, unless the Spouse consents in writing to another form of annuity.

Refer to “You May Obtain an Annuity with Your Account Value—Available Forms of Annuity” for more details.

Cancellation Right

You may surrender for cancellation an IRA Contract or FPA Contract within ten days after you have received it (or within a longer period if your state requires it). We will refund all Contributions allocated to the General Account, plus the value on the surrender date of your Account Value allocated to the Separate Account, unless your state requires that all Contributions to the Separate Account be refunded. In addition, you may withdraw all of your assets at any time and receive your Account Value at that time. For more information see “Purchasing a Contract and Making Contributions—Cancellation.”

ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT

We are obligated to pay all amounts required on the part of the insurer under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022-6839.

We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.

We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals including variable accumulation annuity contracts and variable life insurance policies. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2015, we had total assets, on a consolidated basis, of approximately $17.9 billion. We are registered as a broker-dealer under the Securities Exchange Act of 1934 as amended, as an investment adviser under the Investment Advisers Act of 1940 as amended.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, Standard & Poor’s Ratings Services, and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.

Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Funds. Each Fund invests its assets in an Underlying Fund, and the name of each Separate Account Fund reflects the name of the corresponding Underlying Fund. See, “Underlying Funds in which Our Separate Account Invests,” below.

The assets of the Separate Account are our property. The Separate Account assets attributable to Participants’ Account Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Fund of the Separate Account are credited to, or charged against, the net assets held in that Fund. We separately determine each Fund’s net assets, without regard to the income, capital gains and capital losses from any of the other Funds of the Separate Account or from any other business that we conduct.

The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.

Other Variable Annuity Contracts We Issue

In addition to the Contracts described in this Prospectus, we offer other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.

UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS

Below are summaries of the Underlying Funds’ investment objectives and certain investment policies. The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Funds may decline in value. The Underlying Funds sell their shares to the separate accounts of insurance companies and may sell to qualified retirement plans; they do not offer shares for sale to the general public. The Investment Company sells its shares only to Mutual of America Life Insurance Company Separate Accounts and to American Separate Accounts No. 2 and No. 3.

You will find more detailed information about the Underlying Funds in their current summary prospectuses, which are attached to this Prospectus. You should read each prospectus for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies.

Shared and Mixed Fund Arrangements.    Shares of the Underlying Funds currently are available to the Separate Accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

Equity Index Fund of the Investment Company

The Equity Index Fund seeks to provide investment results that correspond to the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”*). The Fund invests primarily in common stocks that are included in the S&P 500® Index to replicate, to the extent practicable, investment results that correspond to the performance of the S&P 500® Index. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 500® Index. The Fund attempts to be fully invested at all times.

All America Fund of the Investment Company

The All America Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets in common stocks that are

*	“Standard & Poor’s,” “S&P 500” and “S&P MidCap 400” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser to the Investment Company. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

included in the S&P 500® Index (the “Indexed Assets”) to replicate, to the extent practicable, investment results that correspond to the performance of the S&P 500 Index. The Fund invests the remaining approximately 40% of its assets (the “Active Assets”) to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities of companies that are listed or principally traded on a United States stock exchange.

Small Cap Value Fund of the Investment Company

The Small Cap Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing in value stocks issued by companies with small-sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. Under normal market conditions at least 80% of the Fund’s total assets are invested in small-cap value stocks and at least 85% of the Fund’s total assets are invested in equity securities.

Small Cap Growth Fund of the Investment Company

The Small Cap Growth Fund seeks capital appreciation. The Fund seeks to meet its objective by investing in growth stocks issued by companies with small-sized market capitalizations that the Adviser believes to possess above-average growth potential. Under normal market conditions at least 80% of the Fund’s total assets are invested in small cap growth stocks and at least 85% of the Fund’s total assets are invested in equity securities.

Mid Cap Value Fund of the Investment Company

The Mid Cap Value Fund seeks capital appreciation and, to a lesser extent, current income. The Fund seeks to achieve its objective by investing in value stocks issued by companies with mid-sized market capitalizations that the Adviser believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. Under normal market conditions at least 80% of the Fund’s total assets are invested in mid cap value stocks and at least 80% of the Fund’s total assets are invested in equity securities.

Mid-Cap Equity Index Fund of the Investment Company

The Mid-Cap Equity Index Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400® Index.* The Fund invests primarily in the 400 common stocks that are included in the S&P MidCap 400® Index to replicate, to the extent practicable, investment results that correspond to the performance of the S&P MidCap 400® Index. Under normal market conditions at least 80% of the Fund’s total assets are invested in securities included in the S&P MidCap 400® Index. The Fund attempts to be fully invested at all times.

Composite Fund of the Investment Company

The Composite Fund seeks capital appreciation and current income, by investing in a diversified portfolio of common stocks, debt securities and money market instruments. The Fund invests a portion of its assets in equity and in fixed income (including money market) securities, where the portion in each category of securities will vary based on the Adviser’s view of current economic and market conditions.

International Fund of the Investment Company

The International Fund seeks capital appreciation, by investing directly and/or indirectly mainly in exchange traded funds that invest in stocks of large and mid-cap companies in developed markets countries located outside of the United States and Canada. At present, the Fund expects to invest a substantial portion of its assets in exchange traded funds that reflect, replicate or follow the country weightings of the Morgan Stanley

Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”**), including iShares, Vanguard exchange traded funds**, or equivalent securities.

Money Market Fund of the Investment Company

The Money Market Fund seeks the realization of current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. The Fund invests only in money market instruments and other short-term securities. Although the Fund seeks current income and preservation of capital within its guidelines, low market interest rates can result in risk to both of these objectives, particularly after fees and expenses of the Separate Account, the Investment Company, its Adviser and distributor are taken into account.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Mid-Term Bond Fund of the Investment Company

The Mid-Term Bond Fund seeks current income, with a secondary objective of preservation of shareholders’ capital. The Fund invests primarily in publicly-traded, investment-grade debt securities. At least 80% of the Fund’s total assets are invested in investment-grade bonds issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. The average maturity of the Fund’s securities will be between three and seven years.

Bond Fund of the Investment Company

The Bond Fund seeks current income, with a secondary objective of preservation of shareholders’ capital. The Fund seeks to invest primarily in publicly-traded, investment-grade debt securities. At least 80% of the Fund’s total assets are invested in investment grade bonds issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. The Adviser anticipates that the average maturity of the Fund’s securities holdings will be between five and ten years.

Retirement Income Fund of the Investment Company

The Retirement Income Fund seeks current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Fund invests in other funds of the Investment Company (“IC Funds”) in proportions that are balanced to meet the goal of the Fund, which is to produce current income and preserve the value of the investments of retired individuals. The Fund generally invests 75% of its assets in fixed income IC Funds and 25% of its assets in equity IC Funds. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the target allocation.

**	MSCI EAFE Index is a service mark of MSCI. MSCI does not sponsor, issue, sell or promote iShares Funds or other ETFs which are based on the MSCI EAFE Index and MSCI makes no representations regarding the advisability of investing in shares of such Funds. Vanguard ETF Shares are an exchange traded class of shares issued by certain Vanguard mutual funds. The Vanguard Group, Inc. is the investment adviser and does not make any representation regarding the advisability of investing in the International Fund.

2010 Retirement Fund of the Investment Company

The 2010 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2015 Retirement Fund of the Investment Company

The 2015 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2020 Retirement Fund of the Investment Company

The 2020 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2025 Retirement Fund of the Investment Company

The 2025 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2030 Retirement Fund of the Investment Company

The 2030 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2035 Retirement Fund of the Investment Company

The 2035 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2040 Retirement Fund of the Investment Company

The 2040 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2045 Retirement Fund of the Investment Company

The 2045 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2050 Retirement Fund of the Investment Company

The 2050 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

2055 Retirement Fund of the Investment Company

The 2055 Retirement Fund seeks current income and capital appreciation appropriate for the asset allocation associated with its target retirement date. The Fund invests in IC Funds in proportions that are balanced to meet the current target of the Fund, which will move toward preservation of capital and production of income as the target retirement date approaches. The target of the Fund changes over time, so the mix of fixed income funds and equity funds will change to reflect the periodic modifications in the Fund’s target. Please refer to the Investment Company prospectus, under the heading “Retirement Funds,” for information about the current target allocation.

Conservative Allocation Fund of the Investment Company

The Conservative Allocation Fund seeks current income and, to a lesser extent, capital appreciation. It invests the majority of its assets in fixed income Funds of the Investment Company and also invests in equity Funds of the Investment Company. The Fund’s current target allocation is 65% of net assets in fixed income Funds, with 30% in the Bond Fund and 35% in the Mid-Term Bond Fund, and 35% of net assets in equity Funds, with 25% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund.

Moderate Allocation Fund of the Investment Company

The Moderate Allocation Fund seeks current income and capital appreciation. It invests in both equity Funds of the Investment Company and fixed income Funds of the Investment Company. The Fund’s current target allocation is 60% of net assets in equity Funds, with 35% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 10% in the International Fund, and 40% of net assets in fixed income Funds, with 25% in the Bond Fund and 15% in the Mid-Term Bond Fund.

Aggressive Allocation Fund of the Investment Company

The Aggressive Allocation Fund seeks capital appreciation and, to a lesser extent, current income. It invests primarily in equity Funds of the Investment Company and also invests in fixed income Funds of the Investment Company. The Fund’s current target allocation is 80% of net assets in equity Funds, with 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 15% in the International Fund, 5% in the Small Cap Value Fund and 5% in the Small Cap Growth Fund, and 20% of net assets in fixed income Funds, all in the Bond Fund.

Fidelity VIP Equity-Income Portfolio

The Fidelity VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio’s goal is to achieve a yield which exceeds the composite yield on securities comprising the S&P 500® Index. The Portfolio normally invests at least 80% of its assets in equity securities and normally invests its assets primarily in income-producing equity securities which tends to lead to investments in large cap “value” stocks. The Portfolio may also invest in other types of equity securities and debt securities, including lower-quality debt securities. The Portfolio may invest in securities of domestic and foreign issuers.

Fidelity VIP Asset Manager Portfolio

The Fidelity VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments. The Portfolio’s Adviser allocates the Fund’s assets among the following asset classes, or types of investments within the following investment parameters: 30-70% in stocks (equities), 20-60% in bonds (intermediate- to long-term debt securities) and 0-50% in short-term/money market instruments. The expected neutral mix will consist of 50% in stocks, 40% in bonds and 10% in short-term and money market instruments. The Portfolio may invest in securities of domestic and foreign issuers.

Fidelity VIP Contrafund® Portfolio

The Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation. The Portfolio normally invests its assets primarily in common stocks. The Portfolio invests in securities of companies whose value its Adviser believes is not fully recognized by the public. The Portfolio may invest in securities of domestic and foreign issuers. The Portfolio may invest in either “growth” stocks or “value” stocks or both.

Fidelity VIP Mid Cap Portfolio

The Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital. The principal investment strategies include: normally investing primarily in common stocks, normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400®”)), potentially investing in companies with smaller or larger market capitalizations, investing in domestic and foreign issuers, investing in either “growth” stocks or “value” stocks or both, using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Vanguard Variable Insurance Fund Diversified Value Portfolio®

The Vanguard Variable Insurance Fund Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The primary investment strategies include: investing mainly in common stocks of large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and, in the opinion of the advisor, are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields. Vanguard is a registered trademark of The Vanguard Group.

Vanguard Variable Insurance Fund International Portfolio®

The Vanguard Variable Insurance Fund International Portfolio seeks to provide long-term capital appreciation. The primary investment strategies of the Portfolio include: investing in the stocks of companies located outside the United States. In selecting stocks, the Portfolio’s advisors evaluate foreign markets around the world and choose companies with above-average growth potential. The portfolio uses multiple investment advisors. Vanguard is a registered trademark of The Vanguard Group.

Vanguard Variable Insurance Fund REIT Index Portfolio®

The Vanguard Variable Insurance Fund REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio employs an indexing investment approach designed to track the performance of the MSCI US REIT Index. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs). The Portfolio attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. Vanguard is a registered trademark of The Vanguard Group.

American Century VP Capital Appreciation Fund

The American Century VP Capital Appreciation Fund seeks capital growth over time by investing in companies whose earnings and revenues are growing at accelerating rates. The Fund invests mainly in the securities of medium-sized and smaller firms, although the Fund may purchase securities across all capitalization ranges. The Fund will usually purchase common stocks of U.S. and foreign companies, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, options and investment grade debt obligations.

American Funds Insurance Series New World Fund

The American Funds Insurance Series New World Fund seeks long-term capital appreciation. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, rated Ba1 or below and BB+ or below, with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.” The fund primarily invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets.

Calvert VP SRI Balanced Portfolio

The Calvert VP SRI Balanced Portfolio seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and satisfy the investment and social criteria established for the Portfolio. The Portfolio typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges.

Deutsche Variable Series I Capital Growth VIP

The Deutsche Variable Series I Capital Growth VIP seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).

Oppenheimer Main Street Fund®/VA

The Oppenheimer Main Street Fund®/VA seeks capital appreciation (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund currently mainly invests in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

PIMCO Variable Insurance Trust Real Return Portfolio

The PIMCO Variable Insurance Trust Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s® Investors Service, Inc. or equivalently rated or of comparable quality. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

T. Rowe Price Blue Chip Growth Portfolio

The T. Rowe Price Blue Chip Growth Portfolio seeks to provide long-term capital growth. Income is a secondary objective. The Fund invests primarily in the common stocks of large and medium-sized blue chip growth companies. These are firms that the Fund views as well established in their industries and have the potential for above-average earnings growth. In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Fund’s management believes will provide an opportunity for substantial appreciation.

Investment Advisers for the Underlying Funds

Mutual of America Investment Corporation:    The Investment Company receives investment advice from Mutual of America Capital Management LLC (the “Adviser”), an indirect wholly-owned subsidiary of Mutual of America.

Fidelity VIP Funds:    The VIP Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios receive investment advice from Fidelity Management & Research Company (“FMR”). FMR Co., Inc. (FMRC) serves as a sub-adviser for the funds with day-to-day responsibility for choosing investments for the funds. Other investment advisers assist FMR with foreign investments.

Vanguard VIF Portfolios:    The Diversified Value Portfolio receives advisory services from Barrow, Hanley, Mewhinney & Strauss, Inc. The International Portfolio receives advisory services from Baillie Gifford Overseas Limited, M&G Investment Management Limited and Schroder Investment Management North America Inc. The REIT Index Portfolio receives advisory services from The Vanguard Group, Inc.

American Century VP Capital Appreciation Fund:    The Fund receives investment advice from American Century Investment Management, Inc.

American Funds Insurance Series:    The New World Fund receives investment advice from Capital Research and Management Company.

Calvert VP SRI Balanced Portfolio:    The Portfolio receives investment advice from Calvert Investment Management, Inc. (“Calvert”).

Deutsche Variable Series I Capital Growth VIP:    The Deutsche Variable Series I Capital Growth VIP receives investment advice from Deutsche Investment Management Americas Inc.

Oppenheimer Main Street Fund®/VA:    The Fund receives investment advice from OFI Global Asset Management, Inc., which has entered into a subadvisory agreement with OppenheimerFunds, Inc.

PIMCO Variable Insurance Trust:    Real Return Portfolio receives investment advice from Pacific Investment Management Company LLC (“PIMCO”).

T. Rowe Price:    Blue Chip Growth Portfolio receives investment advice from T. Rowe Price Associates, Inc. (“T. Rowe Price”).

CHARGES YOU OR YOUR EMPLOYER WILL PAY

Separate Account Charge

The standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 1.20%. Certain TDA contracts may be eligible for Tier 1 Reduced Fees, Tier 2 Reduced Fees or Tier 3 Reduced Fees. Only TDA contracts can be eligible for Tier 1 Reduced Fees, Tier 2 Reduced Fees or Tier 3 Reduced Fees.

Reduced Fees for TDA Contracts:

Tier 1 Reduced Fees, available for TDA Contracts only.    The standard Annual Separate Account Expense is 1.20% and the Tier 1 Reduced Fee is 0.35% for Plans meeting the following criteria: (a) the Plan is remitting Contributions and is using Hotline Plus and (b) the Plan has assets in the Separate Account of at least $20 million, initially or when being reconsidered after losing eligibility. After a Plan becomes eligible for the Tier 1 Reduced Fee, it must maintain assets in the Separate Account of at least $18.0 million as of the last day of a calendar quarter to remain eligible for the Tier 1 Reduced Fee for the following calendar quarter. Loss of eligibility for the Tier 1 Reduced Fee will occur if the Plan fails to maintain at least $18.0 million of assets in the Separate Account for any reason; for example, withdrawals from the Plan or the investment performance of the Underlying Funds. Eligibility for the Tier 1 Reduced Fee will be lost irrespective of the amount of a Plan’s assets in the Separate Account, if the Plan at any time stops remitting Contributions or does not use Hotline Plus. Eligibility for the Tier 1 Reduced Fee is determined for new Plans on the date the Plan’s assets are received by the Separate Account and we begin providing administrative services.

Tier 2 Reduced Fees, available for TDA Contracts only.    The standard Annual Separate Account Expense is 1.20% and the Tier 2 Reduced Fee is 0.45% for Plans meeting the following criteria: (a) the Plan is remitting Contributions and is using Hotline Plus and (b) the Plan has assets in the Separate Account of at least $5 million, initially or when being reconsidered after losing eligibility. After a Plan becomes eligible for the Tier 2 Reduced Fee, it must maintain assets in the Separate Account of at least $4.5 million as of the last day of a calendar quarter to remain eligible for the Tier 2 Reduced Fee for the following calendar quarter. Loss of eligibility for the Tier 2 Reduced Fee will occur if the Plan fails to maintain at least $4.5 million of assets in the Separate Account for any reason; for example, withdrawals from the Plan or the investment performance of the Underlying Funds. Eligibility for the Tier 2 Reduced Fee will be lost irrespective of the amount of a Plan’s assets in the Separate Account, if the Plan at any time stops remitting Contributions or does not use Hotline Plus. Eligibility for the Tier 2 Reduced Fee is determined for new Plans on the date the Plan’s assets are received by the Separate Account and we begin providing administrative services.

Tier 3 Reduced Fees, available for TDA Contracts only.    The standard Annual Separate Account Expense is 1.20%, and the Tier 3 Reduced Fee is 0.60% for Plans of Employers meeting the following criteria: (a) the Plan is remitting Contributions and is using Hotline Plus and (b) the Plan has assets in the Separate Account of at least $2 million, initially or when being reconsidered after losing eligibility. After a Plan becomes eligible for the Tier 3 Reduced Fee, it must maintain assets in the Separate Account of at least $1.8 million as of the last day of a calendar quarter to remain eligible for the following calendar quarter. Loss of eligibility for the Tier 3 Reduced Fee will occur if the Plan fails to maintain at least $1.8 million of assets in the Separate Account for any reason; for example, withdrawals from the Plan or the investment performance of the Underlying Funds. Eligibility for the Tier 3 Reduced Fee will be lost, irrespective of the amount of a Plan’s assets in the Separate Account, if the Plan at any time stops remitting Contributions or does not use Hotline Plus. Eligibility for the Tier 3 Reduced Fee is determined for new Plans on the date the Plan’s assets are received by the Separate Account and we begin providing administrative services.

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.

Separate Account charges may not exceed 2.00% in the aggregate under IRA, FPA and TDA Contracts. The Monthly Participant Charge may not exceed $2 per month under IRA, FPA and TDA Contracts.

We provide varying levels of Plan-related administrative services to Employers that have adopted TDA Plans. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.

Administrative Charges.

Reduced Fees are available for TDA Contracts only.    We perform administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Separate Account Funds. We deduct, on each Valuation Day, from the value of the net assets in each Fund of the Separate Account a charge for administrative expenses:

•	For each Fund, the charge is at an annual rate of 0.50% (0.10% if the Tier 1 Reduced Fee is applicable, 0.15% if the Tier 2 Reduced Fee is applicable and 0.20% if the Tier 3 Reduced Fee is applicable), except that we reduce the administrative charge to the extent we receive a reimbursement for administrative expenses from other sources.

Distribution Expense Charge.

Reduced Fees are available for TDA Contracts only.    As principal underwriter, we perform all distribution and sales functions and bear all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities.

•	For each Fund, the charge is at an annual rate of 0.50% (0.10% if the Tier 1 Reduced Fee is applicable, 0.15% if the Tier 2 Reduced Fee is applicable and 0.20% if the Tier 3 Reduced Fee is applicable), except that we reduce the distribution charge to the extent we receive a reimbursement for administrative or distribution expenses from other sources.

Expense Risk Charge.

Reduced Fees are available for TDA Contracts only.    We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts, including the limitations on administrative charges and our obligation to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the term of the Contracts prior to annuitization and the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated.

•	For assuming expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.20% (0.15% if the Tier 1 Reduced Fee or the Tier 2 Reduced Fee is applicable). We have the right to increase the expense charge, subject to any limitation in a Plan or Contract.

Separate Account Charge Reduction—Reimbursement from American Century, PIMCO, Fidelity and T. Rowe Price

We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those separate account investment alternatives for all contracts. We currently receive the following reimbursements:

•	the investment adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of 0.25% for administrative expenses;

•	the investment adviser for the PIMCO Variable Insurance Trust Real Return Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;

•	the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide; and

•	the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimburses us at an annual rate of 0.15% for administrative services we provide, or at an annual rate of 0.25% if the aggregate dollar value of the shares of that Fund held in Mutual of America separate accounts exceed $250,000,000 at all times during a month. Mutual of America will apply the amount of the T. Rowe Price reimbursement to reduce Separate Account fees for the contract assets that are invested in the T. Rowe Price Blue Chip Growth Portfolio after we are notified of, and receive, the reimbursement.

For each Fund of the Separate Account invested in the American Century, PIMCO, Fidelity or T. Rowe Price investment alternatives, the following reductions in the Separate Account Charge apply:

Standard Separate Account Fees:

•	Standard Charge: 1.20%

•	Charge for assets invested in Fidelity Funds: 1.10%

•	Charge for assets invested in PIMCO Variable Insurance Trust Real Return Portfolio: 1.10%

•	Charge for assets invested in T. Rowe Price Blue Chip Growth Portfolio: 1.05% (or 0.95%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•	Charge for assets invested in American Century VP Capital Appreciation Fund: 0.95%

Assets Qualifying for Tier 1 Reduced Fees:

•	Tier 1 Charge: 0.35%

•	Charge for assets invested in Fidelity Funds: 0.25%

•	Charge for assets invested in PIMCO Variable Insurance Trust Real Return Portfolio: 0.25%

•	Charge for assets invested in T. Rowe Price Blue Chip Growth Portfolio: 0.20% (or 0.10%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•	Charge for assets invested in American Century VP Capital Appreciation Fund: 0.10%

Assets Qualifying for Tier 2 Reduced Fees:

•	Tier 2 Charge: 0.45%

•	Charge for assets invested in Fidelity Funds: 0.35%

•	Charge for assets invested in PIMCO Variable Insurance Trust Real Return Portfolio: 0.35%

•	Charge for assets invested in T. Rowe Price Blue Chip Growth Portfolio: 0.30% (or 0.20%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•	Charge for assets invested in American Century VP Capital Appreciation Fund: 0.20%

Assets Qualifying for Tier 3 Reduced Fees:

•	Tier 3 Charge: 0.60%

•	Charge for assets invested in Fidelity Funds: 0.50%

•	Charge for assets invested in PIMCO Variable Insurance Trust Real Return Portfolio: 0.50%

•	Charge for assets invested in T. Rowe Price Blue Chip Growth Portfolio: 0.45% (or 0.35%, if Mutual of America separate account assets in the Fund exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement)

•	Charge for assets invested in American Century VP Capital Appreciation Fund: 0.35%

Expenses of the Underlying Funds

Participants and the Separate Account Funds do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Separate Account Funds own.

Refer to “Tables of Annual Expenses” in this Prospectus, which shows the range of expenses of the Underlying Funds for the most recent calendar year. The prospectuses of the Underlying Funds, which are distributed with this Prospectus, contain a complete description of the Underlying Funds’ fees and expenses.

Monthly Participant Charge

We make an additional deduction for administrative expenses each month, referred to, on an annual basis in the Table of Annual Separate Account Expenses as the Annual Contract Fee, from each Group Participant’s Account Value, unless the Employer has elected to pay this charge on behalf of its Participants. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Participant Charge.” The Monthly Group Participant Charge is currently the lesser of:

•	$2.00 per month, or

•	1/12 of 1% of your Account Value, which will apply if your Account Value at the end of the month is less than $2,400.

Monthly Participant Charge—Multiple Group Plans or Group Contracts.

If you are a Participant under more than one Group Contract or more than one Group Plan (except for 401(a) Profit Sharing Plans and 401(a) Defined Contribution Plans), that are not exempt from the Monthly Participant Charge under Waiver of Monthly Participant Charge—Group Plans, below, in any combination, we will only charge you a single Monthly Participant Charge and we will waive it for the other plan or plans which are not otherwise eligible for a waiver of the Monthly Participant Charge (except for 401(a) Profit Sharing Plans and 401(a) Defined Contribution Plans): Group TDA, 403(b), 401(k), or 401(a) Thrift Plans. In this case, we will deduct the single Monthly Participant Charge from the plan that we select, which will typically be the most recent plan paying such charge.

In addition, under TDA, SEP IRA and SIMPLE IRA Contracts, the employer may elect to pay this charge on behalf of its Participants, in which case it will not be deducted each month from Participants’ Account Values.

Waiver of Monthly Participant Charge—Group Plans.

We do not impose the Monthly Participant Charge under SEP Plans, SIMPLE Plans or TDA Plans for any month if:

•	Your Account Value at the end of the month is less than $300,

•	You agree to use eDocuments, as of the last day of the month, for as long as your consent to use eDocuments is in effect, or

•	the Employer is remitting premiums, using Hotline Plus, and on the last day of the month the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP, SIMPLE and governmental 457 plans were $15 million or more. For purposes of meeting the $15 million threshold for this waiver, we aggregate certain affiliated plans.

eDocuments.    We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, underlying fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.

When you sign up for eDocuments we will waive the monthly participant charge for each month, beginning with the month in which you submit the consent form. Waiver of the monthly participant charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged a $2 monthly participant charge, unless you qualify for a waiver. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 1-800-468-3785 and instructing a customer service representative to revoke your consent, and the $2 monthly participant charge will resume in the month you revoke your consent. If you elect to use eDocuments, if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 1-800-468-3785 and we will provide a copy of the requested documents free of charge.

Monthly Participant Charge—IRA or FPA Contracts.

We make an additional deduction for administrative expenses each month, referred to, on an annual basis in the Table of Annual Separate Account Expenses as the Annual Contract Fee, from each Individual IRA or FPA Contract Participant’s Account Value. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Individual Participant Charge.” The Monthly Individual Participant Charge is currently the lesser of:

•	$2.00 per month, or

•	1/12 of 1% of your Account Value, which will apply if your Account Value at the end of the month is less than $2,400.

Waiver of Monthly Individual Participant Charge.

We waive the Monthly Individual Participant Charge under an IRA Contract or FPA Contract for any month if you agree to use eDocuments, as of the last day of the month, for so long as you so agree. We do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the end of the month is less than $300.

Deduction of Monthly Group and Individual Participant Charge.

We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Separate Account Funds, in a prescribed order. The prescribed order is determined by us and is set forth in the Statement of Additional Information. We will deduct the full monthly charge from the first fund in the prescribed order with Account Value, and if you do not have enough Account Value in that fund, we will deduct the remainder of the monthly charge from the next fund in the prescribed order with Account Value.

Premium Taxes

We currently do not deduct state and municipal premium taxes from Contributions. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, in accordance with the Contracts. State premium taxes vary and currently are up to 3.5%.

Employer Charges for Employers with TDA Plans

Per Participant Monthly Charge.    We charge an Employer a monthly charge for each active Participant. This charge is paid to us by the Employer and not the Participants. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for active Participants in excess of 200. We waive the charge for certain approved national plans and for an Employer for each month in which the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP, SIMPLE and governmental 457 plans are $1 million or more and the Employer is remitting Contributions and is using our Hotline Plus system as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total.

Monthly Fee for Plan-Related Services

We provide varying levels of Plan-related administrative services to Employers that have adopted TDA Plans and charge such Employers sponsoring TDA Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.

Loan Interest Under TDA Contracts

This rate is an adjustable rate we declare from time to time. We will designate an interest rate at the time a Loan is granted. The TDA Loan rate will not exceed the higher of 1% above the current rate of interest credited to Account Values held in the General Account for TDA Contracts, or the Moody’s® Corporate Yield Average. The Moody’s® Corporate Yield Average is an average of the composite yield on seasoned corporate bonds published by Moody’s® Investors Service, Inc., and may increase or decrease over time. Accordingly, the interest rate you pay on your loan may increase or decrease over time.

With respect to loans, interest on the loan amount is at an adjustable rate, is declared from time to time and accrues daily while the loan is outstanding. See “Loans under a TDA Contract” for more details. For collateralized loans, the amount held in the General Account as collateral must equal 120% of the loan amount. The amount held in the General Account as collateral for a loan may earn interest at a rate different and lower than the rates earned by other amounts in the General Account and the interest it earns may be lower than the returns of some or all of the Separate Account Investment Alternatives.

Interest earned on the amount in the General Account is not applied as an offset to interest accrued on the Loan; they are separate and independent from each other.

See “Loans under a TDA Contract” for more details.

PURCHASING A CONTRACT AND MAKING CONTRIBUTIONS

Customer Identification

We will require information from you, or your employer, as applicable, necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001, and other applicable laws & regulations.

In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution, issue a Contract or effect subsequent transactions, including, for example, accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.

Purchase of a Contract; Participation

IRA Contracts.    We issue IRA Contracts (other than Inherited IRAs) to individuals, and each purchaser must complete the prescribed application. We require an initial Contribution of at least the minimum required amount of $10, except for SEP IRA Contracts or SIMPLE IRA Contracts. We issue Inherited IRAs to individuals (other than a spousal beneficiary) and trusts, that are the beneficiaries of the death benefit payable under an IRA or other eligible retirement plan.

To purchase a Roth IRA (except for rollovers), an individual must have federal adjusted gross income below a certain level and must designate the Contract as a Roth IRA. To purchase a SEP IRA or SIMPLE IRA, the individual must be eligible to participate in the SEP or SIMPLE adopted by the individual’s employer.

The Code provides certain tax benefits for IRAs, and the purchase of our IRA Contract will not result in additional tax benefits for the purchaser.

FPA Contracts.    We issue FPA Contracts to individuals, and we also issue FPA Contracts to employers (including tax-exempt organizations) that may use the Contracts to accumulate funds to meet their deferred compensation obligations to employees. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount of $10.

A person to whom we issue an FPA Contract, whether or not such person is the Annuitant, will be the owner of the Contract and will possess all the rights under the Contract. For example, the employer to which we issue an FPA Contract for deferred compensation purposes is the owner of the Contract and may receive all payments under the Contract.

TDA Contracts.    We issue TDA Contracts to employers or other entities that are seeking a funding vehicle for group tax-sheltered annuity arrangements established under Section 403(b) of the Code. Contractholders must be:

•	organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code, or

•	eligible public schools or colleges, or

•	associations that represent such entities or their employees.

If you are an eligible employee of an employer that has adopted a tax-sheltered annuity arrangement funded by a TDA Contract, you may become a Participant by completing our enrollment form.

Acceptance of Plan Asset Transfers for TDA Plans.    A Plan Asset Transfer is a transfer to the Company on behalf of the Plan of assets held for the Plan by another financial institution. In connection with a Plan Asset Transfer, we require that the data transferred on behalf of the Plan by the Plan recordkeeper be in a format acceptable to us. We will effectuate transactions under the Contract when we have received a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order). For a Plan Asset Transfer that we determine is not a Complete Order, we will seek to obtain the necessary information for the transaction to be a Complete Order so the Plan Asset Transfer can be applied as an allocated Contribution under the Contract.

In order to allocate the proper portion of the Plan Asset Transfer to each individual Participant’s account and invest it under the Contract, we must receive a Complete Order. At the direction of the Employer, a Plan Asset Transfer that is not a Complete Order will be held in a non-interest bearing bank account for a short period of time. When we obtain the necessary information required for the Plan Asset Transfer to constitute a Complete Order, we will transfer the Plan Asset Transfer from the non-interest bearing bank account to the Contract as an allocated Contribution and allocate the appropriate amounts to each individual Participant’s account under the Contract and to the investment alternatives available under the Contract as directed. If we do not obtain the necessary information within a reasonable period of time, not to exceed 45 calendar days, we will return the Plan Asset Transfer assets to the Plan trustee, if any, or otherwise to the financial institution designated by the Employer.

Cancellation

You may surrender an IRA Contract or FPA Contract for cancellation within ten days after receipt or such different period as provided by state law. We will refund all Contributions you allocated to the General Account, plus the value on the date of surrender of your Account Value credited to the Separate Account. Some states, however, require that the amount of Contributions be refunded without deductions, or adjustments for changes in Separate Account market value, which we will do in those states upon cancellation. You should consult the Contract for applicable provisions.

Payment of Contributions

Contributions can be made by check, wire transfer or electronic funds transfer. In order to accept a remittance by wire transfer or electronic funds transfer and to allocate such remittance properly, we will require certain information to be sent to us in advance of the transfer. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

IRA Contracts.    Generally, contributions must be at least $10. The method of making Contributions depends on the type of IRA Contract.

•	For Traditional IRA, Roth IRA and SEP IRA Contracts, you may make Contributions directly to us.

•	Under a Traditional IRA Contract or Roth IRA Contract, you also may make Contributions under a payroll deduction agreement between you and your employer, where your employer forwards to us on your behalf the amounts deducted from your salary.

•	For a SIMPLE IRA Contract, you may make Contributions only by salary reduction under the SIMPLE arrangement adopted by your employer.

•	For an Inherited IRA, contributions must be a direct rollover of a death benefit that is payable to you from an IRA and/or other eligible retirement plan, but only with respect to one decedent under each Inherited IRA contract.

The Code limits the amount of your total Contributions (excluding rollovers) under a Traditional IRA, SEP IRA or Roth IRA Contract during a tax year to the lesser of $5,500 for year 2016 and later years (indexed for inflation in subsequent years) and 100% of your compensation for that year. Individuals who are age 50 or older by the end of the calendar year may make an additional contribution of $1,000 per year for 2016 and later years.

The Code limits the amount of Contributions to a Roth IRA (excluding rollovers) as follows:

•	A single individual with adjusted gross income of $117,000 in 2016 (indexed for inflation in later years) or less, and a married individual who files a joint tax return with adjusted gross income of $184,000 in 2016 (indexed for inflation in later years) or less, may contribute up to the applicable limit for a year to a Roth IRA. This amount is reduced by contributions to other IRAs during the tax year, other than salary reduction contributions to a SIMPLE and any rollover distributions.

•	The applicable Roth IRA contribution limit for 2016 declines according to a schedule until it becomes zero for a single individual with adjusted gross income between $117,000 and $132,000 and for a married individual filing a joint return with adjusted gross income between $184,000 and $194,000.

The Code limits Participant Contributions to a SIMPLE IRA, as follows:

•	You may contribute up to $12,500 for 2016 (indexed for inflation in later years) or 100% of compensation if less. In addition, Participants who are age 50 or older may make an additional contribution of $3,000 for 2016, indexed for inflation in later years.

•	If an individual has more than one employer, the maximum amount that an employee may contribute under a SIMPLE IRA and other salary reduction arrangements in any year is the applicable limit for a year for the salary reduction arrangements.

Code provisions also regulate an employer’s Contributions to a SIMPLE IRA:

•	An employer generally must match an employee’s contribution up to an amount equal to 3% of the employee’s compensation, but the employer may lower the percentage to as low as 1% for two years out of a five year period. The employer may not have to match additional contributions made by Participants age 50 or older.

•	Instead of matching a Contribution, the employer may make a “nonelective” Contribution to each Participant’s SIMPLE IRA. The amount of the nonelective Contribution is equal to 2% of compensation for each eligible employee earning at least $5,000, whether or not the employee has made Contributions during the year. The maximum amount of compensation considered for each employee in this calculation is $265,000 for 2016 (to be adjusted for cost-of-living increases in the future). An employer must notify its employees of an election to reduce the percentage of the employer’s matching Contributions or to make a nonelective Contribution instead of matching Contributions for the coming year.

Under a SEP, an employer can contribute to the employee’s SEP IRA an amount up to 25% of the employee’s compensation (with compensation limited to $265,000 for 2016, (to be adjusted for inflation in future years), but not more than $53,000 for 2016. These limits may be reduced, however, by contributions that the employer makes to other tax-qualified plans for the employee.

At any age you may make Contributions to a Roth IRA, as long as you are eligible based on federal adjusted gross income requirements. You may not make any Contributions to a Traditional IRA or SEP IRA Contract beginning in the tax year you reach age 70  1⁄2, with the following exceptions:

•	You may purchase an IRA Contract, or you may use an existing IRA Contract, to receive rollover Contributions from certain other plans, as described below, even after age 70 1⁄2.

•	An employer may make contributions for its employees under a SEP IRA or a SIMPLE IRA, and an employee may contribute to a SIMPLE IRA, after the employee has reached age 70 1⁄2.

You may make Contributions to an IRA Contract (other than a SIMPLE IRA or an Inherited IRA) by rollover of eligible distributions from certain other pension or retirement arrangements that qualify for favorable tax treatment under the Code, under the following rules:

•	Generally, amounts that you roll over do not count against the limitations on the amount of Contributions during a tax year, except for the portion that represents Contributions made to an IRA of the same type for the same tax year as the rollover.

•	Qualified plans and arrangements include other IRA contracts, SEP IRAs and SIMPLE IRAs, tax-sheltered annuities under Code Section 403(b), pension and profit-sharing plans, including 401(k) plans, under Code Section 401(a) and eligible deferred compensation plans of a governmental employer under Code Section 457(b). (Withdrawals from a Section 457(b) plan if you have not yet reached age 59 1⁄2 are not subject to a 10% tax penalty, but withdrawals from an IRA or other eligible plan after rollover from a Section 457(b) plan are subject to this penalty.) Not all distributions from these plans and arrangements may be rolled over to an IRA Contract, and the tax implications of rolling over distributions may vary depending on federal tax rules that apply to the plan or arrangement. See “Federal Tax Information—Obtaining Tax Advice.”

•	You may roll over amounts to a SIMPLE IRA only from another SIMPLE IRA.

Special rules apply for rollovers to a Roth IRA or for conversions from a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA. A conversion from a SIMPLE IRA to a Roth IRA is permitted only if the SIMPLE IRA has been in effect for at least 2 years. You can roll over or “convert” a Traditional IRA to a Roth IRA Contract, subject to the following:

•	You may directly roll over eligible transfer distributions from an employer-sponsored plan to a Roth IRA or you may roll over eligible distributions you receive first to a Traditional IRA, a SEP IRA or a SIMPLE IRA and subsequently to a Roth IRA. Income tax treatment of distributions from employer-sponsored plans directly rolled over to Roth IRAs will be the same as if such distributions were first rolled over to a Traditional IRA, a SEP IRA, or a SIMPLE IRA and subsequently to a Roth IRA, as described below.

•	You must include in gross income amounts rolled over from a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA (excluding “after-tax” Contributions), but no early withdrawal penalty applies to the taxable amount. The entire taxable portion of a converted Traditional IRA is includable in the year of conversion.

•	You will owe a penalty tax on withdrawals of amounts that were rolled over to a Roth IRA from a Traditional IRA, a SEP IRA or a SIMPLE IRA if the withdrawal is made within five tax years after the rollover, even if the amount withdrawn is nontaxable. See “Federal Tax Information—Roth IRA Contracts—Special Penalty Tax on Withdrawals of Rollover or Conversion Contributions.”

•	Individuals considering converting or rolling over a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA should take into account various issues, including state and local tax consequences. See “Federal Tax Information—Obtaining Tax Advice.”

In certain circumstances, federal income tax law permits you to change or “recharacterize” the type of IRA contribution you made from a Roth IRA contribution to a Traditional IRA contribution or vice versa.

FPA Contracts.    You may make Contributions directly to us, or your employer may make Contributions to us on your behalf under a payroll deduction agreement. You may make Contributions at whatever intervals and in whatever amounts you select, except that each Contribution must be at least $10.

If an employer purchases an FPA Contract as a depository for employee deferred compensation obligations that do not constitute deferrals under an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are no limits on the amount of compensation that employees may defer. However, if the employer is a tax-exempt entity, other than a church or a state or local government, amounts deferred under the employer’s plan and held under the Contract are subject to a substantial risk of forfeiture as defined in Section 457(f) of the Code and to claims of the employer’s creditors. Certain deferred compensation plans or arrangements may also have to satisfy the requirements of Section 409A of the Code.

If a tax-exempt organization purchases an FPA Contract as a depository for employee deferred compensation obligations in connection with an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are annual limits on the amount of total deferrals under the plan that may be made for employees. Contributions (total deferrals), which may be comprised of deferred salary amounts, employer contributions and/or other deferred compensation, for any employee during a calendar year are limited to the lesser of $18,000 for 2015 (indexed for cost of living adjustments thereafter) or 100% of the employee’s includible compensation (as defined in the Code). Special “catch-up” provisions during the last three years before an employee’s normal retirement age under the plan may increase the annual limit to the lesser of double the otherwise applicable annual limit or the annual limit plus the aggregate amount unused by the employee under limits in prior years while eligible under the plan. Deferral limits for eligible deferred compensation plans are not reduced by contributions to other retirement plans or arrangements such as 403(b) plans, SEP-IRAs, SIMPLE IRAs or 401(k) plans. Amounts held under the Contract are subject to the claims of the employer’s creditors until the Account Value is distributed to an employee.

TDA Contracts.    You make Contributions under a salary reduction arrangement you enter into with your employer, on a pre-tax or a Designated Roth post-tax basis (subject to the provisions of the Plan).

In addition, we also will accept on your behalf a single sum transfer from another tax-deferred annuity arrangement maintained under Section 403(b) of the Code or certain custodial accounts maintained under Section 403(b)(7) of the Code if the Contract was issued by a provider specifically identified in the Plan. Transfers while you are actively employed from any provider not specified in the Plan are prohibited.

The amount of your Contributions may not be greater than the amount permitted under applicable federal law (see “Federal Tax Information”). A Plan may require a minimum Contribution per year for each Participant. We will not accept Contributions for you for time periods after you have terminated participation under the Contract, you cease employment with the Contractholder, or if the TDA Contract has been discontinued or terminated. Under the TDA Contract, no additional contributions, including rollover contributions, may be made by you or on your behalf if your account value under the contract is zero and you have terminated employment with the employer which is the holder of the contract or you are no longer a Participant in that employer’s Plan. However, under IRS regulations certain contracts are exempt from some or all of the requirements of those regulations because no contributions have been made generally after 2004 (or certain other dates). Under such “exempt” contracts, also called “grandfathered contracts,” no contributions, including rollover contributions, may be made by you or on your behalf whether or not you still have an account value under a grandfathered contract and whether or not you have terminated employment or participation with the employer holding such grandfathered contract.

We maintain the following separate account balances to record Contributions and earnings (or losses):

•	Employee Contribution Account

•	Rollover Contribution Account

•	Designated Roth Account

•	Designated Roth Rollover Account

Allocation of Contributions

You may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan.

We will allocate a Contribution when we receive it from you or your Employer, along with a Complete Order containing all information and completed documents necessary to process the Contribution, (See “Definitions we use in this Prospectus” for a description of Complete Order) according to instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation election currently on our records.

You may change the allocation instructions for future Contributions from time to time. You should periodically review your allocations in light of market conditions and your retirement plans and needs.

YOUR ACCOUNT VALUE IN THE SEPARATE ACCOUNT FUNDS

Accumulation Units in Separate Account Funds

We use Accumulation Units to represent Account Values in each Separate Account Fund. We separately value the Accumulation Unit for each Fund of the Separate Account.

We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Fund of the Separate Account by the Accumulation Unit value of that Fund at the end of the Valuation Day.

Investment experience by the Separate Account Funds does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Fund, however, will change as a result of the Fund’s investment experience, in the manner described below.

Calculation of Accumulation Unit Values

We determine Accumulation Unit values for the Funds as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange on that day). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Fund of the Separate Account will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Separate Account Funds will reflect:

•	changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

•	Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (See “Charges You or Your Employer Will Pay.”)

You may refer to “Appendix A: Unit Value Information for the Separate Account Funds” in this Prospectus to review changes in Accumulation Unit values for each Fund over a period of time.

Accumulation Unit Values for Transactions

When you allocate Contributions to a Separate Account Fund or transfer any Account Value to a Fund, we credit Accumulation Units to your Account Value. When you withdraw or transfer any Account Value from a Separate Account Fund, we cancel Accumulation Units from your Account Value.

If the plan in which you are a participant becomes eligible for a Reduced Fee, on the date the plan becomes eligible, your Account Value in each Separate Account Fund will be transferred to Accumulation Units with the same total value that will be charged the Reduced Fee (“Reduced Fee Accumulation Units”). Similarly, if your plan ceases to be eligible for a Reduced Fee, on the date the plan becomes ineligible, we will transfer your Account Value to Accumulation Units with the same total value that will be charged the standard fees.

The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the Contribution or request in Complete Order. As a result, we will process the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.

We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Fund during the Valuation Period by the applicable Accumulation Unit value for the Fund for that Valuation Period.

Your Right to Transfer Among Investment Alternatives

You may transfer all or a portion of your Account Value among Funds of the Separate Account, and between the Separate Account and the General Account, unless your Plan (if any) limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.

Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Fund Shares.”

OUR PAYMENT OF ACCOUNT VALUE TO YOU OR A BENEFICIARY

Your Right to Make Withdrawals, including by Specified Payments

Under an IRA or FPA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period.

Under a TDA Contract, your right to withdraw all or any portion of your Account Value is restricted by federal tax law. If you are under age 59 1⁄2, you will not be able to withdraw your Account Value, except in circumstances such as death or disability, hardship, or termination of employment. (There are special rules permitting withdrawal of Contributions made on or before January 1, 1989 and withdrawal of earnings and interest credited to your Account Value by that date.) When you make a withdrawal for hardship, you may not withdraw post-1988 earnings or interest on your Contributions under a salary reduction agreement. In addition, if you are married, consent of your Spouse may be required for withdrawals under TDA Contracts. In some cases, certain withdrawals under 403(b) Plans may require the approval of the Employer, provider, carrier or third party administrator, if applicable.

A full withdrawal results in a surrender of your IRA or FPA Contract. A full withdrawal from your TDA Contract terminates your participation in the TDA Contract if you have terminated your employment with the Employer or you are no longer covered by the Plan. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.

Single Sum Payment upon Termination of Employment.    Your Plan may provide that, if your Account Value is $1,000 or less (or a higher amount as may be permitted under provisions of the Plan and applicable laws) when you terminate employment with the Employer, we will pay your Account Value to you in a single sum payment.

Specified Payments Option.    If you have reached age 59 1⁄2 or, for TDA Contracts, terminated employment with the Plan sponsor (if the TDA Contract is sponsored), after reaching age 55 under a TDA Contract, or, for Inherited IRAs, regardless of age, you may elect automatic withdrawals of your Account Value.

You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken. We will send the Specified Payments to you, except that we will send the Specified Payments to the Annuitant if you have an FPA Contract and have named someone else as the Annuitant.

When you are receiving Specified Payments under a TDA Contract, you and your employer may continue to make Contributions on your behalf. When you are receiving Specified Payments under an IRA or FPA Contract, you may not make payroll deduction Contributions, but you (and your employer under an IRA) may make single sum Contributions. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.

Specified Payments will continue until the earliest of:

•	your death or the Annuitant’s death, when you have an FPA Contract and someone else is the Annuitant;

•	our receipt of your written request to change or end the Specified Payments;

•	your Account Value (or your balance in any Investment Alternative that you have designated for withdrawals) declines so that the remaining balance is not large enough to cover the next Specified Payment due; or

•	your Annuity Commencement Date (except for Inherited IRAs).

If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution. (See “Federal Tax Information—Minimum Distributions Under TDA and IRA Contracts.”) FPA Contracts owned by an Employer do not permit the Specified Payments Option.

Income Tax Consequences of Withdrawals.    You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions (See “Federal Tax Information”).

Your withdrawals under a Roth IRA Contract that are made after the five year period beginning with the tax year in which you made your first Roth IRA contribution are not taxable if:

•	you have reached age 59 1⁄2, or

•	the withdrawals are to pay for qualified first-time home buyer expenses of up to $10,000 per lifetime (taking into account all withdrawals from all IRAs), or

•	you have died or become disabled.

A withdrawal that does not meet these requirements is nevertheless not taxable if it is not more than the amount of your Contributions to the Roth IRA and contributions to other Roth IRAs you own. See the discussion on Roth IRA Contracts under “Federal Tax Information.”

Penalty Tax on Taxable Portion of Withdrawals and on Certain Roth IRA Withdrawals.    There is a 10% federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless

•	you have reached age 59 1⁄2

•	you are disabled or have died

•	the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or

•	in certain other circumstances. See “Federal Tax Information for Participants” for a listing of other circumstances when the penalty tax is not applicable.

The 10% penalty tax you pay increases to 25% if you make a withdrawal from a SIMPLE IRA during the first two years of your participation in the employer’s SIMPLE.

You may owe a 10% penalty tax on withdrawals of amounts that you converted or rolled over to a Roth IRA from a Traditional IRA, a SEP IRA or a SIMPLE IRA even though the withdrawal is tax-free to you. See “Federal Tax Information.”

How to Tell Us an Amount to Transfer or Withdraw

To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:

•	the dollar amount to be taken from each Investment Alternative; or

•	for Separate Account Funds, the number of Accumulation Units to be transferred or withdrawn; or

•	the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.

For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request on the required forms and, in the case of transfers into the Investment Company International Fund, the American Funds Insurance Series New World Fund, and the Vanguard Variable Insurance Fund International Portfolio (“Vanguard International Fund”) (together, these Funds may be referred to as the “International Funds”), by U.S.P.S. regular mail to our Financial Transaction Processing Center. Refer to “Where to Contact us and Give us Instructions.”

Loans under a TDA Contract

We make available a loan option under a TDA Contract. You have the right to borrow funds using your Account Value as collateral security. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The amount of the loan permitted is governed by the Code and the Contract terms.

We will designate an interest rate at the time a Loan is granted. The Loan interest rate we declare from time to time will not exceed the higher of the Moody’s® Corporate Yield Average and 1% above the guaranteed rate of interest credited to Account Values held in the General Account. The Moody’s® Corporate Yield Average is an average of the composite yield on seasoned corporate bonds published by Moody’s® Investors Service, Inc., and may increase or decrease over time. Accordingly, the interest rate you pay on your loan may increase or decrease over time. Interest earned on the amount in the General Account is not applied as an offset to interest accrued on the Loan; they are separate and independent from each other.

You will be required to transfer an amount equal to 120% of the loan to serve as collateral security for your loan from the Separate Account to the General Account, unless you already have allocated the required Account Value to the General Account. Collateralized loans are loans for which security in the amount of 120% of the loan amount is required to be transferred into the General Account and held against repayment of the loan. You must instruct us from which Investment Alternatives the transfer is to be made. We will not permit you to make withdrawals or transfers of the collateral security amount while the loan is outstanding. The interest rate for the loan will not exceed the higher of 1% above the current rate of interest credited to Account Values held in the General Account for TDA Contracts, or the Moody’s® Corporate Yield Average for the calendar month ending two months before the date on which the rate is determined, and payments of principal and interest on the loan are due no less frequently than quarterly. You will pay interest on the loan, but the amount we hold in the General Account as collateral for your loan will accrue interest. A portion of the collateral equal to the loan amount may earn interest at a rate that is different than, and possibly lower than, the rate earned by other amounts in the General Account. There are no income tax consequences to you from obtaining a loan under the TDA Contract, unless you do not make repayments when they are due.

You can only borrow to the extent that you have allocated a sum equal to 120% of the loan amount to the General Account.    If you do not have 120% of the loan amount (in addition to sums already serving as collateral for other loans) in the General Account and do not allocate additional amounts to the General Account from your Account Value allocated to other investment alternatives to achieve such 120%, you cannot borrow that loan amount. We do not transfer amounts to the General Account for purposes of satisfying the collateral requirement on your behalf unless we are instructed by you to transfer from other investment alternatives to the General Account.

All Plans require authorization by the Employer, provider or third party administrator, as applicable, for Participant loans.

See “Charges You or Your Employer Will Pay—Loan Interest Under TDA Contracts” for more information.

Death Benefit Prior to Annuity Commencement Date

We will pay a death benefit to your Beneficiary during the Accumulation Period (a) upon your death or, (b) under an FPA Contract, upon the death of either you, any co-owner or the Annuitant, whichever comes first.

We will pay the death benefit after we have received at our Home Office:

•	due proof of your (or under an FPA Contract, any co-owner’s or the Annuitant’s) death, generally a certified copy of your death certificate;

•	notification of election by the Beneficiary(ies) of the form of payment of death benefit; and

•	claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above less any outstanding loans and interest. Until then, your Account Value will remain allocated as it was on the date of death. (If you were the Annuitant and your Spouse is the Beneficiary, special rules apply as described below.) If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.

Form of Payment of Death Benefit.    The Beneficiary will elect the form of payment of death benefit, unless the Owner previously selected a form. Payout options include a lump sum or annuity payments, but the Code imposes special requirements on the payment of a death benefit, as described below. We will pay the death benefit in a single sum if an option has not been selected by the date the Code requires a payout.

In addition, Participants under IRA Contracts (other than Roth IRAs and Inherited IRAs) and TDA Contracts are required to begin taking minimum distributions after they reach a certain age (called the Required Beginning Date), and certain requirements depend on whether the Participant had reached that age at the time of death. When minimum distribution requirements are applicable, they can be satisfied by withdrawals from other eligible IRA or TDA contracts, as the case may be. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See “Federal Tax Information—Minimum Distributions under TDA and IRA Contracts.”

In general, any method of distribution that a Beneficiary selects must comply with one of the following.

(a) Five Year Rule.    The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five calendar years (for those that took advantage of the waiver of minimum distribution option for 2009, the year 2009 does not count for purposes of the five years) after the year of your death (or co-owner’s or Annuitant’s death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below.

(b) Life Annuity Rule.    If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments beginning no later than the end of the calendar year following the year of your (or any co-owner’s or the Annuitant’s) death and which are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer.

(c) Beneficiary is your Spouse.    Your Spouse may be able to continue an IRA Contract (other than an Inherited IRA) or FPA Contract.

•	Under an IRA Contract, the Spouse may use your Required Beginning Date for determining when minimum distributions must begin. Alternatively, the Spouse may elect to take over the IRA Contract, in which case the minimum distribution rules will be based on the Spouse’s Required Beginning Date, and the death benefit distribution requirements will not apply until the Spouse’s death.

•	Under an FPA Contract when you are the owner, your spouse, if the sole Beneficiary, may choose to be considered as the Participant for purposes of determining when distributions must begin. In effect, your Spouse can be substituted for you under the FPA Contract, and the death benefit distribution requirements will not apply until the Spouse’s death.

In addition to a single sum payment or annuity payments, we may offer additional forms of payment of death benefit to a Beneficiary as of the date a death benefit is payable. We will provide information to each Beneficiary of the available death benefit payment forms and resulting tax consequences.

For Inherited IRAs, your beneficiary may continue your minimum distributions or may elect to take distributions at any time, but at least as quickly as the minimum distribution schedule determined under the Code and/or your elections as permitted by the Code.

Discontinuance of Contracts or Termination of Participation

Termination of IRA and FPA Contracts.    We may, in our sole discretion, return your Account Value and terminate an IRA or FPA Contract (other than an Inherited IRA Contract) prior to the Annuity Commencement Date. We may terminate an IRA Contract and may terminate an FPA Contract issued on our previously approved contract form (generally used prior to June 1, 2003), if:

•	you have not made Contributions for three consecutive years,

•	your Account Value is less than the specified minimum for FPA Contracts of $500 and for IRA Contracts of either $2,000 or the amount needed to provide the minimum monthly Annuity Payment amount provided under your Contract under the form of annuity you selected, and

•	you have reached the age 59 1⁄2.

We may terminate an FPA Contract on our new contract form (generally issued on or after June 1, 2003), if:

•	you have not made Contributions for three consecutive years, and

•	your Account Value is less than $2,000.

Before we elect to terminate an IRA or FPA Contract, we will notify you of our intention to do so and provide a period of 90 days during which you may make additional Contributions to reach the specified minimum. We will pay your Account Value to you in a single sum if we terminate your IRA or FPA Contract.

SEP and SIMPLE IRAs—Notice of Amendment and Option to Terminate.    In certain instances, we will provide to Participants who have SEP or SIMPLE IRAs and to employers who have SEP or SIMPLE Plans a written notice concerning an amendment of the Contracts. A Participant who does not want the amendment to apply may notify us that he or she wishes to reject the amendment, including amendments necessary to comply with changes to the Code or rules or regulations adopted by the Internal Revenue Service. In that event, the Participant may notify us that he or she wishes to terminate the Contract.

Termination of Participation Under TDA Contracts.    Your participation under a TDA Contract terminates if you are no longer eligible to participate under the Contract due to termination of employment with the Contract holder, including by death or retirement.

Contributions may no longer be made by you or on your behalf upon your death, retirement or termination of employment with the Contractholder. Termination of participation will not deprive you of your Account Value or change your rights to make transfers or withdrawals. Termination also will not prevent you from electing to receive Annuity Payments, or having a death benefit paid to your Beneficiary.

Discontinuance of TDA Contracts.    A Contractholder may discontinue a TDA Contract on the first of a month with at least 30 days notice to us. We may discontinue a Contract upon at least 31 days’ notice to the Contractholder, during which time the Contractholder may cure any remediable defaults, if (1) the Contractholder fails to remit payment of the Contractholder’s administrative charges within 31 days after payment is due; (2) the Contractholder fails to meet the requirements of the Contract or abide by the terms of the Contract; (3) the class of group annuity contracts to which the Contract belongs is discontinued by the Company; or (4) the Contractholder elects not to use Hotline Plus. Additionally, the Company may discontinue the Contract without notification to the Contractholder if mail addressed to the Contractholder at the last address on record with the Company has been returned as undeliverable and the Contractholder has not provided the Company with a new address within 60 days of the date such mail is returned. When a TDA Contract is discontinued:

•	The Contractholder’s obligations under the Contract continue, except that the Contractholder may not send us any more Contributions, except for repayment of Participant loans.

•	Amounts accumulated for Participants remain under the Contract, until withdrawn or transferred.

•	If requested by a Contractholder we may transfer to another insurance company or other financial institution all amounts accumulated under the Contract in accordance with the discontinuance rules as described above.

•	A transfer will require the consent of Participants who became Participants before a rider was issued in 2009, as determined by the issuance of a rider to the Contract. A Participant whose consent is required but who does not consent to the transfer may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any federal tax law restrictions on withdrawals). The transfer to another insurance company or financial institution will be made no later than 30 days (or later date requested by the Contractholder) after we have received a written request from the Contractholder for the transfer and all information necessary to effect the transfer, including individual consents required from certain Participants. A Plan may be terminated upon the distribution of all assets under the Plan.

Following a discontinuance for any of the reasons specified above, with regard to amounts that have not been withdrawn, each Participant whose assets have not been withdrawn can change allocations, make transfers and make full or partial withdrawals, but is not permitted to add assets.

TDA Contracts—Notice of Amendment and Option to Discontinue.    In certain instances, we will provide Contractholders with a written notice concerning an amendment of the Contracts, at least 60 days before the effective date of the amendment, along with an explanation of the amendment. A Contractholder may elect to discontinue the Contract if it does not want to accept the amendments by making a written request to Mutual of America and informing us of the insurance company or other financial institution to which amounts under the Contract should be transferred.

When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

•	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or

•	The SEC by order permits postponement for the protection of Participants; or

•	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Additionally, we may postpone any payment from the Separate Account Fund that is invested in the Money Market Fund of the Investment Company, in the event that the Money Market Fund temporarily suspends redemption of shares because the Money Market Fund’s liquidity has fallen below required minimums because of market conditions or other factors.

In order to comply with federal laws and regulations intended to deter money-laundering, terrorism or other suspicious activities, we may refuse to accept, or decline to implement, your withdrawal or transfer orders until it is legally permissible for us to do so.

YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT VALUE

Amount of Annuity Payments

For TDAs, if your Employer has selected Mutual of America as the annuity provider for annuity benefit distributions, and for all FPAs and IRAs except Inherited IRAs, at your Annuity Commencement Date, we will apply your Account Value to purchase a stream of monthly Annuity Payments (an annuity). All of our annuities provide monthly payments. Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your employer may no longer make Contributions on your behalf. The amounts of our Annuity Payments for the type of annuity you select will be fixed.

Inherited IRA Contracts do not have an Annuity Commencement Date and you cannot obtain an annuity with your account value.

You may elect to receive your Account Value by making partial or full withdrawals, including under the Specified Payments Option, instead of receiving Annuity Payments.

We will fix the amount of each Annuity Payment and guarantee payment, according to the form of annuity you select (refer to “Available Forms of Annuity”). The amount of the Annuity Payments depends on the annuity form you choose, your age, your joint annuitant’s age, if applicable, the applicable annuity purchase rates and your Account Value. The duration of an annuity can affect your level of benefit, with longer durations generally producing a lower monthly payment, all things being equal.

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will be the better of the guaranteed rates in the Contract or our then-current annuity purchase rate.

The annuity benefits generally are set forth in the Contract we issue. We will issue to each Participant under a TDA Contract an individual certificate setting forth the amount and terms of payment of their annuity benefits. We will send Annuity Payments directly to Annuitants at their last known address, as filed with us. If Annuity Payments are made in connection with an FPA Contract purchased by an employer to fund deferred compensation obligations under a plan adopted pursuant to Section 457(b) of the Code, all payments are payable to the employer, but the employer may specify where we should send the Annuity Payments. In such case, the employer may change the instruction at any time with respect to payments that have not yet been made.

Annuity Commencement Date

You must notify us in writing of the Annuity Commencement Date in advance, according to our procedures.

IRA Contracts.    For IRA Contracts issued prior to July 1, 2007, the Annuity Commencement Date must be the first of a month after you have reached the age of 55. For IRA Contracts issued on or after July 1, 2007, the Annuity Commencement Date must be on the first day of a month and must be at least 12 months after the Contract issue date. The Annuity Commencement Date is not applicable to Inherited IRA contracts.

In addition to the conditions stated in the preceding sentences, for all SEP IRA Contracts, the Annuity Commencement Date must occur after the later of (a) the 30th day following the day you terminate employment with every employer that contributes to the Contract on your behalf or (b) the 30th day following the day that the last employer contribution is received by the Company under the Contract. Please refer to your Contract for more details.

FPA Contracts.    For FPA Contracts issued prior to June 1, 2003, the Annuity Commencement Date must be on the first day of a month and must be after you have reached the age of 55.

For FPA Contracts issued on or after June 1, 2003, the Annuity Commencement Date must be on the first day of a month at least 12 months after the Contract issue date. You may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. For an FPA Contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, the Annuity Commencement Date must be the first day of a month at least 12 months after the Contract issue date but not later than April 1 of the calendar year following the latter of the calendar year when the employee reaches age 70 1⁄2 or the calendar year the employee terminates employment with the employer.

TDA Contracts.    The Annuity Commencement Date must be on the first of a month and must be in accordance with the Plan, if any.

Available Forms of Annuity

Under an IRA (except for Inherited IRA) or FPA Contract, you select the form of annuity at the time you designate an Annuity Commencement Date.

You may select a form of annuity from the following list (subject to the availability of such annuity under your Employer’s Plan). You will be the Annuitant, unless under an FPA Contract you named someone else as the Annuitant.

For a TDA Contract, an employer’s Plan may contain these special rules for determining the annuity form:

•	If you have a Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the Joint and Survivor Life Annuity, as described below, with your Spouse as joint annuitant, unless you, no more than ninety days, or one hundred and eighty days, depending on the provisions of the Plan, before the Annuity Commencement Date, select in writing one of the other annuity forms listed below and your Spouse consents to the form selected.

•	If you do not have a Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Non-Refund Life Annuity, as described below, unless you, before the Annuity Commencement Date, select in writing a different annuity form.

Life Annuity with Ten Years Period Certain.    This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime, but if the Annuitant dies before the end of the ten year period, Annuity Payments will be paid to the Beneficiary until the end of the ten year period. If the Beneficiary dies before the end of the ten year period, we will pay the commuted value of the remaining Annuity Payments to the payee named by the Beneficiary.

Joint and 66 2⁄3% Survivor Life Annuity with Ten Year Period Certain.    This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime and 66 2⁄3% of that monthly Annuity Payment to the joint annuitant after the Annuitant’s death if the joint annuitant survives the Annuitant. If both the Annuitant and the joint annuitant die before the end of the ten year period, payments continue in the amount last paid until the end of ten years to the Beneficiary. If a person named as an Annuitant’s joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically.

Full Cash Refund Annuity.    This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime. If the aggregate amount of the monthly Annuity Payments that we made to the Annuitant is less than your Account Value at the Annuity Commencement Date, we will pay the difference to the Beneficiary in a single sum.

In addition to the forms of annuity listed above, under a TDA Contract (subject to the availability of such annuity under your Employer’s Plan) or IRA Contract, you may also select the form of annuities listed below. As of the date of this prospectus, we also currently offer the forms of annuity listed below under our FPA Contract, but have the right to discontinue offering these forms at any time.

Joint and Survivor Life Annuity.    Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the joint annuitant. There is no guaranteed minimum payment period.

Non-Refund Life Annuity.    We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any joint annuitant or Beneficiary.

Other Forms. In addition to the forms of annuity listed above, your plan may offer additional forms of annuity as of your Annuity Commencement Date. We may, if offered by your plan, permit you to elect a different period certain for life annuities and joint and survivor life annuities. Currently, in addition to the ten year period, we permit the election of periods certain of three, five and fifteen years. Additionally, we may, if offered by your plan, permit you to elect a different percentage survivorship benefit for joint and survivor life annuities (with or without period certain). Currently, in addition to the 66 2⁄3% survivorship benefit, we offer survivorship benefits of 50%, 75% and 100%. We have the right to discontinue offering these periods certain and survivorship benefits at any time unless your Contract provides otherwise.

Death Benefit after the Annuity Commencement Date

If an Annuitant (and the joint annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. See “Available Forms of Annuity” above.

Single Sum for Small Annuity Payments

Under IRA and FPA Contracts, if the annuity benefit payable would be less than $50 each month (or $20 each month for IRA Contracts issued generally prior to July 1, 2007 and FPA Contracts issued generally prior to June 1, 2003), we may elect to pay the Account Value in a single payment to the Annuitant.

Under IRA and FPA Contracts, if your Account Value will purchase an annuity that will provide $50 or less per month, or under TDA Contracts, if your Account Value is $1,000 or less (or less than such greater amount that may be permitted by law and the Plan), then on the Annuity Commencement Date you have requested, or at your required beginning date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you (or, in the case of a TDA Contract, your employer for you, and only if the Plan so provides).

OUR GENERAL ACCOUNT

Scope of Prospectus

We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more details regarding the General Account, see the Contracts themselves.

General Description

Amounts you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the Payment of Claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of your Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.

We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract, if any. TDA Contracts, IRA Contracts and FPA Contracts being newly issued by the Company provide for a minimum rate determined in accordance with the National Association of Insurance Commissioners (“NAIC”) standard non-forfeiture law for annuities, as described below. If your Contract does not set forth a minimum rate, we will credit interest at a rate at least equal to the minimum rate required by applicable state law or if no state law minimum rate is applicable to a Contract, the guaranteed minimum credited interest rate determined by us annually in accordance with the NAIC standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula. The current NAIC minimum rate formula as applied by us is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day each October. In no event under the current NAIC formula will the minimum guaranteed credited interest rate be less than 1% nor more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan. You can find the current rate for your Account Value in the General Account in your quarterly statement.

We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Employer uses Hotline Plus for the transmission and receipt of certain information regarding Participants, Contributions and other Contract information, and in certain other circumstances.

You may refer to the additional information about our General Account’s operations in Appendix B to this Prospectus.

Transfers and Withdrawals

You may transfer any portion of your Account Value to or from the General Account and, to the extent permitted by the Code and the Plan, may withdraw any portion of your Account Value from the General

Account prior to the Annuity Commencement Date. See “Your Right to Transfer Among Investment Alternatives,” “Frequent Purchases and Redemptions of Fund Shares” and “Your Right to Make Withdrawals, including by Specified Payments” under “Our Payment of Account Value to You or a Beneficiary.” We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

WHERE TO CONTACT US AND GIVE US INSTRUCTIONS

Transfers, Allocation Changes and Withdrawals by Telephone or Internet

You may generally make requests by telephone or Internet for transfers or withdrawals of Account Value (except for transfers to any of the International Funds) or to change the Investment Alternatives to which we will allocate your future Contributions. We do not accept Internet requests for withdrawals from any Contract or telephone requests for withdrawals from a TDA, VEC, Roth IRA or Inherited IRA Contract, or from any FPA Contract where the annuitant and owner are not the same person. We do not accept telephone or Internet requests for IRA rollovers.

On any Valuation Day, we will consider requests by telephone or Internet that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. (or the Exchange close) as received the next Valuation Day.

You must use a password to make Internet requests. Your use of the Password constitutes agreement to use our website in accordance with our rules and requirements. To change your Password, you may follow the instructions at our Internet website. To make telephone requests, you will be asked to provide your personal identification number (PIN) and identifying personal information to our Customer Service Representative.

We reserve the right to suspend or terminate at any time the right of Participants to request transfers or reallocations by telephone or Internet. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Participant to a third party. Either telephone or Internet transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or Internet transfers.

We will not be liable for following instructions communicated by telephone or Internet that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or Internet are genuine, we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide written confirmation of transactions, except for allocation changes made over the Internet.

Frequent Purchases and Redemptions of Fund Shares

The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders and Participants with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.

Each Underlying Fund has reserved the right to reject any aggregate purchase of Fund shares that it determines to be inconsistent with their Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders and Participants could cause an Underlying Fund to reject a net purchase order from a Separate Account Fund on behalf of many Contractholders and Participants, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders and Participants.

In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.

Transfers into any of the International Funds can only be effected by mail.     Because of the time difference between the close of the United States securities markets and the close of international securities markets, the International Funds are more likely to be subject to market timing transfers than the other Funds. Accordingly, we have adopted a special administrative rule for transfers into any of the International Funds and for revocations of such transfer requests. You must send in writing, by U.S.P.S. regular mail, to our Financial Transaction Processing Center in Boca Raton, Florida, all requests for transfers into any of the International Funds or revocations of such transfer requests. We will not accept orders for transfers of your Account Value to any of the International Funds or revocations of such transfer requests placed by any other means, including via our toll free 800 number or our internet website, nor will we accept such transfer orders or revocations made in writing and delivered by fax, hand or express delivery service to our home office in New York City, any Regional Office or our Financial Transaction Processing Center. We will not accept U.S.P.S. regular mail transfer requests (or revocations of such transfer requests) into any of the International Funds that are received at the home office in New York City or any Regional Office. To obtain a form for making written transfer requests, you may call our toll free number, 1-800-468-3785. You may revoke an order for transfer into any of the International Funds only in writing sent by U.S.P.S. regular mail to our Financial Transaction Processing Center. You may continue to place orders for transfers out of any of the International Funds either in writing, by calling our toll-free number, or via our website, www.mutualofamerica.com.

We reserve the right to modify or terminate the administrative rule for transfers to the International Funds and to extend the rule to other Funds. We also reserve the right to adopt additional rules that would apply to Contractholders and Participants who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Separate Account Funds offered under our Contracts. Note: The Retirement Funds and the Allocation Funds of the Investment Company may invest in shares of the other Investment Company Funds, including the International Fund, and are exempt from the requirement to place orders of such shares by U.S.P.S. regular mail, as indicated above.

We work with the Underlying Funds to discourage Contractholders and Participants from engaging in excessive frequent transfers that could harm any Fund’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on participant transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Funds and appropriately using Fair Value Pricing, where required.

We aggregate all daily purchase or redemption orders received from all Contractholders and Participants under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an

Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.

Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders and Participants which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants. In this regard, we can review individual purchase and redemption requests by Contractholders and Participants. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Participants engaging in market timing. We will take the following actions in the following order:

•	contact the Contractholder or Participant and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the internet or the 800-line privileges for transfer activity will be suspended if the activity does not cease;

•	if the activity does not cease, suspend the Contractholder’s or Participant’s internet and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);

•	then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.

These procedures are applied uniformly to all Contractholders and Participants, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders and Participants in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Separate Account Funds. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.

There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders and Participants which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Separate Account Funds may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders or Participants. There can be no assurance that frequent transfers in the Separate Account Funds will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some participants may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other participants in the Separate Account.

Contacting Mutual of America

Our home office address is:

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

You can obtain the address of your Regional Office by calling our toll-free number, 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

Participants and TDA Contractholders must send in writing all notices, requests and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or over the Internet, as described above.

Where You Should Direct Requests

You may request an allocation change or a transfer of any portion of your Account Value among Investment Alternatives (except for transfers to any of the International Funds) by calling our toll-free number, 1-800-468-3785, visiting our website at www.mutualofamerica.com or writing to our Financial Transaction Processing Center. You must send requests for transfer of Account Value to any of the International Funds on our forms by U.S.P.S. regular mail to our Financial Transaction Processing Center. The address is:

Mutual of America Life Insurance Company

Financial Transaction Processing Center

1150 Broken Sound Parkway NW

Boca Raton, FL 33487-3598

For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you may make a withdrawal request:

•	from any IRA Contract, FPA Contract (except as noted below) or, TDA Contract by writing to our Withdrawal Processing Center. Written requests to the Withdrawal Processing Center should be sent to:

Mutual of America Life Insurance Company

Withdrawal Processing Center

1150 Broken Sound Parkway NW

Boca Raton, FL 33487-3598

•	You may also request a withdrawal from a traditional IRA, Inherited IRA, SEP IRA, SIMPLE IRA or FPA by calling our toll-free number, 1-877-567-9662. Rollover requests, requests for withdrawals without tax withholding, and requests regarding FPA contracts with joint owners must be in writing.

•	from an FPA contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, and for Section 1035 exchanges, by writing to your Regional Office.

If you wish to obtain an annuity with your account value, or wish to receive payment under our Specified Payment Option, you should contact your Regional Office. You should use our forms to submit written requests to us; incomplete or unclear forms will be returned without action. In some cases, TDA withdrawal requests may require the approval of the Employer or third party administrator, if applicable.

ADMINISTRATIVE MATTERS

Confirmation Statements to Participants

We will send you a confirmation statement each time you change your allocation instructions (except when you change them via our website), we receive a new Contribution from or for you, you transfer any portion of your Account Value among the Investment Alternatives, the change in the number of Accumulation Units and the change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee, or you make a withdrawal. The confirmation for a new Contribution may be an individual statement for FPA and certain IRA Contracts or may be part of your next quarterly (or monthly, if applicable) account statement for TDA and certain IRA Contracts. You must notify us of any error in a statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly (or monthly) statement that serves as the confirmation statement, or you will give up your right to have us correct the error.

Designation of Beneficiary

You may designate a Beneficiary, subject to any limits under a TDA Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your employer when the employer has agreed to hold such information) with written notice of the change. The designation or change in designation will, upon receipt by us, take effect as of the date you signed the written notice, whether or not you are living at the time we receive the notice. Designations or changes in designations made via your employer will be deemed to be received by us at the time your employer enters the information on our system. We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

Some TDA Plans require that if a TDA Participant is legally married, the Beneficiary will be the Spouse unless we have received the Spouse’s consent to permit another Beneficiary. The consent must:

•	be in writing,

•	be signed by the Spouse and witnessed either by a notary public or a Plan representative,

•	agree to your election to waive any qualified preretirement survivor annuity and qualified joint and survivor annuity forms of benefit that otherwise would be applicable, and

•	agree to the designation of a Beneficiary other than your Spouse.

If you want to make subsequent Beneficiary designations or selections of forms of annuity benefit, your Spouse must provide written consent in the same manner.

You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period (or the Annuitant under an FPA Contract, if different, dies during the Accumulation Period), or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, the Beneficiary or Beneficiaries will be determined in accordance with the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.

If you are the owner of an FPA contract and you have designated someone else as the Annuitant, if no Beneficiary designated by you is living at the time of your death or the Annuitant’s death during the Accumulation Period (or the Annuitant’s or joint Annuitant’s death during the Annuity Period), we will pay the surviving family member(s) of the Annuitant, not you, in the order set forth above, or, if we do not find family members in these classes, the executors or administrators of the Annuitant’s estate. For FPAs issued on or after June 1, 2003, if no Beneficiary designated by you is living at the time of your death during the Accumulation Period, we will pay the Annuitant, if the Annuitant survives you.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.

Certain Administrative Provisions

Assignment of Contracts. There are restrictions on assignments of the Contract or Participants’ interests under the Contracts.

•	The owner of an FPA Contract may assign the Contract. An assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment. Your assignment of your FPA Contract may be a taxable event.

•	Contractholders and Participants under TDA and owners of IRA Contracts may not assign or transfer the Contract or any rights under a Contract, except as otherwise required or permitted by law.

Modification or Amendment of Contracts.    Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement. See “Our Payment of Account Value to You or a Beneficiary—Discontinuance or Termination of Contracts or Participation.”

•	We may change a TDA Contract at any time by amendment or replacement, upon not less than 60 days’ written advance notice to the Contractholder, without the consent of the Contractholder, any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.

Evidence of Survival.    When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.

Misstatement of Information.    If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then set forth under State insurance law provisions and in accordance with the Contract.

Information and Determination.    Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A TDA Contractholder should report to us any determination that the Contractholder makes pursuant to the terms of the Plan, if any. We may rely on reports and other information furnished by Contractholders or Participants, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.

Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Contractholders or Participants share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.

FEDERAL TAX INFORMATION

For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.

Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Participants under the Contracts does not cover every possible situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes, which may not correspond to the federal tax provisions. For these reasons, you or the Beneficiary should consult a qualified tax adviser for complete tax information, including advice concerning the form of IRA Contract to purchase and any state or local tax law limitations or other considerations.

This Prospectus does not discuss the requirements and limitations under the Code applicable to employers in establishing and maintaining SEPs and SIMPLEs or for the deductibility of employer contributions. Employers should consult their own qualified tax advisers for this information.

Payments Under Annuity Contracts Generally

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under FPA and IRA Contracts issued directly to individual Participants or under TDA Contracts. Special rules may apply to determine amounts that are subject to income taxation of payments made from FPA Contracts that were issued to the same individual in the same calendar year or if payments are made from FPA Contracts received in a tax free exchange within 180 days of the date of such exchange. Since Designated Roth Contributions, as described in Section 402A of the Code, may not be made under a TDA Contract, special tax rules applicable to such contributions are not discussed here. Other provisions of the Code will apply to payments we make under an FPA Contract issued to an employer for its deferred compensation plan obligations.

Special Treatment for Withdrawals under Roth IRAs.    The discussion below on the taxation of IRA Contract withdrawals is applicable to IRA Contracts, other than distributions from Roth IRA Contracts. Participants receive special tax treatment for withdrawals from Roth IRA Contracts, as discussed under “Roth IRA Contracts—Qualified Distributions” and “Roth IRA Contracts—Nonqualified Distributions; When Penalty Tax is Not Due.”

General Rules for Withdrawals under Contracts other than Roth IRAs.    The general rule is that you must receive a payment under a Contract or Plan in order to be subject to income taxation. If you are an individual, you do not include in gross income the interest and investment earnings we credit to your Account Value until you withdraw or otherwise receive such amounts. If the owner of an FPA Contract is not a natural person, or if requirements of the Code relating to deferred compensation are not met, then the owner may be required to include in gross income the interest and investment earnings on amounts under the Contract.

When you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the contract, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn. You must report to the IRS the amount of your after-tax Contributions to an IRA Contract, other than for a Roth IRA, and you are responsible for determining the investment in the IRA Contract. See “Traditional IRA and SEP IRA Contracts—Deduction of Contributions from Gross Income.”

The following are general concepts, and you should refer to the discussions below for your type of Contract.

•	If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.

•	If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.

•	The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.

•	Generally, the simplified method is used in determining the percentage of a distribution that you may exclude from gross income for a tax year. The nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your investment in the contract (less amounts previously received tax free) and the denominator of which is the total anticipated payments from the Contract.

Distributions under an FPA Contract

Annuity Payments.    If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. After you have received back all of your investment in the contract, you must include in gross income the entire amount of the Annuity Payments or other periodic distributions, except that a Participant whose Annuity Commencement Date was before January 1, 1987 may continue to use the exclusion ratio method. You can exchange an existing annuity contract for a new or multiple contracts tax-free provided certain Internal Revenue Service requirements are met. However, a Contractholder should consult a tax advisor before exchanging any FPA Contract.

If an FPA Contract is not individually owned, including a Contract purchased by an employer to fund obligations under a 457 plan, earnings on Contributions are taxable each year to the Contractholder and the exclusion ratio method is not used to determine taxation of Annuity Payments and withdrawals. Special tax rules apply to distributions by employers to their employees of deferred amounts under 457 plans.

Aggregation of Contracts.    All FPA Contracts issued to the same Contractholder during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same Contractholder. Accordingly, a Contractholder should consult a tax adviser before purchasing more than one FPA or other annuity Contract.

Withdrawals.    If you make cash withdrawals (that are not annuity payments), you may not use the exclusion ratio and may owe tax on up to the entire amount of the withdrawal. You must include in gross income the amount withdrawn to the extent that the value of the FPA Contract immediately before the withdrawal is greater than your investment in the contract. In effect, you must treat withdrawals as first being withdrawals of the increase in value under the Contract, and you are taxed on the entire amount of interest and earnings under the FPA Contract before you may recover the investment in the contract. A different method may be applicable for withdrawals under FPA Contracts issued on or before August 14, 1982 (see “Obtaining Tax Advice”).

Single Sum Payments.    If you receive a single sum payment of the total Account Value under the FPA Contract, you must include in gross income, for the tax year in which you receive the single sum, the difference between the amount of the single sum payment and the amount of your investment in the contract.

Distributions under TDA and IRA Contracts (other than Roth IRAs)

A TDA Participant who makes Contributions by salary reduction does not have any investment in the Contract (unless the Participant has a Designated Roth Account or if the Participant has previously defaulted on a loan and received a deemed distribution). A Participant under an IRA Contract (other than a Roth IRA) who makes any “after-tax” Contributions will have an investment in the contract.

Annuity Payments.    If you have an investment in the contract and begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. The exclusion ratio method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year.

Withdrawals.    If you receive amounts (that are not Annuity Payments) under an IRA (other than a Roth IRA) or TDA Contract and you have an investment in the contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the contract by your vested Account Value as of the date of the distribution and multiplying by the amount of the distribution. The Internal Revenue Service may indicate another date for valuing your Account Value for this purpose.

Single Sum Payments.    If you receive a single sum payment of the Account Value under an IRA (other than a Roth IRA) or TDA Contract, you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any.

TDA Contracts—Exclusion of Contributions from Gross Income

We offer the TDA Contract for use with tax-sheltered annuity arrangements designed to meet the provisions of Section 403(b) of the Code. Under Section 403(b), Participants who are employees of public schools and organizations that are exempt from tax under Section 501(c)(3) of the Code may exclude from their gross income the Contributions applied to purchase annuity contracts on their behalf. This exclusion is subject to the following limits:

•	The aggregate Contributions per year for each employee cannot exceed the contribution limitation in Section 415(c) of the Code.

•	For Contributions under a salary reduction agreement, an additional limitation contained in Section 402(g) of the Code is applicable.

Contributions that you may exclude usually are limited to the smaller amount under these provisions. In general, the limitations are as follows:

•	Contributions cannot exceed the lesser of $53,000 for 2016 (indexed for inflation in subsequent years) or 100% of your includible compensation;

•	Your contributions through a salary reduction agreement may not exceed $18,000 for 2016 (indexed for inflation in future years). If a Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $6,000 in 2016 (indexed for inflation in later years). (A special “catch-up” contribution, available to employees with 15 or more years of service with certain qualifying employers who have not made maximum contributions in prior years, may increase that amount by up to $3,000 per year, to a maximum “catch-up” contribution of $15,000.)

You may designate Contributions you make as Designated Roth Contributions described in Section 402A of the Code, if permitted by your Plan.

Traditional IRA and SEP IRA Contracts—Deduction of Contributions from Gross Income

You may deduct from gross income part or all of your Contributions to a Traditional or SEP IRA Contract up to a maximum of $6,000 for 2016 (indexed for inflation in subsequent years) or 100% of annual compensation, whichever is less. For a spousal IRA, special rules apply to determine the maximum deduction. Individuals who are age 50 or older may make an additional contribution of $1,000 per year for 2016 and later years. The deductible amount depends on whether or not you participate (and if you are married*, whether or not your Spouse participates) in a pension, profit-sharing or 401(k) plan, a tax-sheltered annuity arrangement, a SEP, a SIMPLE IRA or an eligible deferred compensation plan described in section 457(b) of the Code (a pension arrangement) and, if so, on your federal adjusted gross income (AGI).

*	For purposes of this section, “married” means being in a marriage as recognized under federal law.

•	If you are not married and do not participate in a pension arrangement, or if you are married and neither you nor your Spouse participates in a pension arrangement, you may deduct the maximum deductible amount.

•	When (1) you (whether or not married) participate in a pension arrangement, or if you are married and do not participate in a pension arrangement but your Spouse participates in a pension arrangement, and (2) you have AGI over a specified amount, then you either will not be able to deduct Contributions, or the amount that you may deduct will be reduced.

If you are unmarried, your maximum deductible amount for 2016 is reduced by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $61,000, and you may not deduct Contributions under an IRA Contract once your AGI for 2016 reaches $71,000. If you are a married taxpayer filing a joint return, your maximum deductible amount for 2016 is reduced by a fraction, the denominator of which is $20,000 and the numerator of which is the amount of your AGI over $98,000, and your may not deduct Contributions under an IRA Contract once your AGI for 2016 reaches $118,000. If you are a married taxpayer filing separately from your spouse, your maximum deductible amount for 2015 is reduced by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $0, such that you may not deduct your Contributions if your AGI for 2016 reaches $10,000. Regardless of your filing status, the amount of reduction in your maximum deductible amount is rounded down to the next lowest multiple of $10. In any case where your maximum deductible amount is greater than zero, you may take a minimum deduction of $200.

•	If you are married, participate in a pension arrangement, and make Contributions to a spousal IRA of up to the applicable limit for a year (minus any amount the Spouse contributes to an IRA for the same tax year) for a Spouse who does not participate in a pension arrangement, you may deduct the Contribution to the spousal IRA from gross income if you and your Spouse file a joint federal income tax return and your combined AGI is not more than $184,000. The deduction is reduced by multiplying the maximum deduction by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $184,000, except that the minimum deduction is $200 before it is reduced to $0 at $194,000 AGI and reductions are rounded down to the nearest multiple of $10.

Non-Deductible Contributions.    If you do not qualify to deduct all or part of your Contributions to an IRA under the above rules, you may still make non-deductible Contributions. The maximum non-deductible Contribution is $6,000 for 2016, and indexed for inflation in later years or 100% of annual compensation, whichever is less, reduced by the amount of your deductible contribution for the year and by any contribution you make to a Roth IRA, other than rollovers to a Roth IRA. If a Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of $1,000 for the year 2016 and later years. You also may make non-deductible Contributions up to the applicable limit for a year to a spousal IRA for your Spouse for any tax year, reduced by any contributions to an IRA (including a Roth IRA) made by your Spouse for the same tax year and any deductible Contribution for the year. Excess Contributions may result in adverse income tax consequences to you.

If you make a non-deductible contribution to an IRA, you must report the amount of that contribution to the IRS when filing an income tax return for the year. You are responsible for maintaining your own records regarding non-deductible contributions. We will presume that all Contributions to our Traditional IRA and SEP IRA Contracts are deductible, including for tax reporting purposes. When we make distributions to you, it is your responsibility to make any appropriate adjustments when you report the distributions to the IRS on your income tax return for the year of distribution.

These limits on Contributions, however, do not apply to tax-free rollovers from other qualified retirement plans. (See “Purchasing a Contract and Making Contributions—Payment of Contributions.”)

SIMPLE IRAs—Exclusion of Contributions from Gross Income; Rollover Limitation

You may exclude Contributions to a SIMPLE IRA from gross income for federal income tax purposes in an amount up to $12,500 for 2016 (indexed for inflation in later years). Participants who are age 50 or older by the end of the calendar year may exclude an additional $3,000 in 2016 (indexed for inflation in subsequent years). If your includible compensation is less than the applicable limit for a year, you are limited to 100% of your compensation.

During the first two years of participation in a SIMPLE IRA, you may rollover amounts from a SIMPLE IRA only to another SIMPLE IRA. After the two year period, you may rollover amounts from a SIMPLE IRA to any IRA (including a Roth IRA) and to any qualified plan that accepts rollovers.

Penalty Taxes for Withdrawals

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59 1⁄2 (except for Inherited IRAs, for which there is no withdrawal penalty). This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income. However, if you make any withdrawals from a SIMPLE IRA within the first two years of your participation in the employer’s SIMPLE IRA, the early withdrawal penalty tax increases to 25% from 10%. Other federal income tax penalties may apply to amounts or withdrawals under IRA and TDA Contracts. See “Obtaining Tax Advice.”

FPA Contracts—When No Penalty Tax is Due

In general, the taxable amount of a withdrawal you make before you reach age 59 1⁄2 is not subject to a penalty tax if:

1.	You have died or become disabled;

2.	The withdrawal is part of a series of substantially equal periodic payments made over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary; or

3.	The withdrawn amount is attributable to Contributions made prior to August 14, 1982;

For premature payments received under FPA Contracts issued before January 19, 1985, the penalty tax may be only 5% and additional exceptions may apply to certain amounts (see “Obtaining Tax Advice”).

TDA and IRA Contracts—When No Penalty Tax is Due

The taxable amount of a withdrawal you make before you reach age 59 1⁄2 is not subject to a penalty tax if:

1.	You have died or become disabled;

2.	The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary;

3.	The withdrawals are to pay your medical expenses, or those of your Eligible Spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (Generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 7.5% of the taxpayer’s adjusted gross income);

4.	Under an IRA Contract, the withdrawal is to pay your health insurance premiums, or the premiums for your Spouse or dependents, if you have received unemployment compensation for at least 12 weeks and you meet certain other eligibility requirements;

5.	Under an IRA Contract, the withdrawal is for the payment of qualifying post-secondary (college) education expenses;

6.	Under an IRA Contract, the withdrawal is for qualified first-time home buyer expenses (up to $10,000 per lifetime);

7.	Under an Inherited IRA Contract, the withdrawal is part of the required distributions that must occur within five years following the end of the calendar year in which the decedent’s death occurred or as part of a series of required minimum distributions based upon the life expectancy of the Annuitant; or

8.	Under a TDA Contract, the withdrawal is paid to you during or after the year you attained age 55 years old and subsequently terminated your employment with the Plan sponsor if the TDA is sponsored.

Roth IRA Contracts and Designated Roth TDA Contributions—Qualified Distributions.    You receive tax-free any distribution that is a qualified distribution from a Roth IRA Contract or of Designated Roth TDA Contributions. The distribution also is penalty tax free, except for certain withdrawals from rollover or conversion Contributions as described below.

A qualified distribution is a distribution made:

1.	After the end of the five-year period beginning with the year in which you first contributed to the Roth IRA Contract or made Designated Roth TDA Contributions; and

2.	In one of the following circumstances:

a)	You are age 59 1⁄2 or older;

b)	You have died or become disabled; or

c)	For qualified first-time home buyer expenses (up to $10,000 per lifetime).

A deemed distribution due to your default on a loan from your Designated Roth Account is not a qualified distribution, even if it otherwise meets these requirements.

Roth IRA Contracts and Designated Roth TDA Contributions—Non-Qualified Distributions; When Penalty Tax is Not Due.    Any withdrawal by you that is not a “qualified distribution” is first considered to be a return of your after-tax Contributions. Withdrawals of after-tax Contributions are not subject to taxation or, except as noted below for rollover or conversion Contributions, subject to the 10% penalty tax. After you have recovered all Contributions under the Roth IRA Contract or all Designated Roth TDA Contributions, you will be taxed at ordinary income rates on the amount of investment earnings withdrawn and may be subject to the penalty tax on the taxable amount. (For purposes of this rule, you must aggregate all of your Roth IRA contracts or all of your Designated Roth TDA Contributions.)

There is no penalty tax for withdrawals that are not Qualified Distributions if one of the Traditional IRA exceptions to the penalty tax applies. See “TDA and IRA Contracts—When No Penalty Tax is Due” above.

Roth IRA Contracts—Special Penalty Tax on Withdrawals of Rollover or Conversion Contributions.    Your withdrawal from a Roth IRA Contract is subject to the 10% penalty for premature withdrawals, even though the amount withdrawn is not taxable, if:

•	the amount withdrawn was rolled over or converted from a Traditional IRA Contract, and

•	the withdrawal is within the 5 tax year period beginning with the tax year in which you made the rollover or conversion.

Each rollover or conversion contribution has its own separate 5 tax year period for purposes of this special penalty tax. If you make Contributions from rollovers or conversions to the same Roth IRA Contract to which you make other Contributions, then:

•	your withdrawals will be considered to come first from Contributions other than the rollover or conversion Contributions, and

•	withdrawals of rollover or conversion Contributions will be considered to come first from the oldest of these Contributions, for purposes of calculating the 5 tax year period.

Minimum Distributions under TDA and IRA Contracts

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions under IRA and TDA Contracts beginning at a certain time (called the “Required Beginning Date”). Distributions under Roth IRAs are not required until the death of the Participant. Generally, you may take the required amount from the TDA or IRA Contract we have issued, or from other TDA or non-Roth IRA contracts that you have.

Distributions under IRA Contracts (other than Roth IRAs and Inherited IRAs) must begin by April 1 of the year following the year in which you reach age 70 1⁄2, even if you do not retire.

Distributions under Inherited IRA Contracts must begin by the end of the year following the year of death of the decedent for whom you were the beneficiary if you have elected or are required to receive distributions based on your life expectancy. If the decedent had not reached his Required Beginning Date at the time of his death, you may elect not to take distributions based on your life expectancy, but then you must withdraw the entire account value no later than the end of year that includes the fifth anniversary of the death of the decedent.

Distributions under TDA Contracts must begin by April 1 of the year following the year you attain age 70 1⁄2, unless you are still employed by the TDA Contractholder (employer). However, distributions of your pre-1987 Account Value (if any) generally must begin in the year in which you reach age 75.

We will provide explanatory information to Participants before their Required Beginning Dates. If you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 50% of the difference between the required minimum and the actual amount you withdrew.

Federal tax law provisions concerning distributions upon the death of a Participant may reduce the period over which a Beneficiary may take or defer receipt of the death benefit. See “Our Payment of Account Value to You or a Beneficiary—Death Benefit during the Accumulation Period.”

Federal Estate Taxes

The death benefit payable to your Beneficiary is included in your estate for federal estate tax purposes in most circumstances. An exception to this rule may apply for an FPA Contract if you did not own or control the Contract at the time of (and for a period before) death. See “Obtaining Tax Advice.”

A Beneficiary will not receive a “stepped-up basis” for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called “income in respect of a decedent” (“IRD”), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See “Obtaining Tax Advice.” If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary’s particular situation.

Withholding on Annuity Payments and Other Distributions

We are required to withhold federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if federal income tax withholding is applicable. In some instances, you may elect to have us not withhold federal income tax.

When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or your Beneficiary) of possible elections to be made. Participants and Beneficiaries should carefully review information they receive from us.

FPA and IRA Contracts.    We are required to withhold federal income tax on Annuity Payments and other distributions, such as partial or lump sum withdrawals, unless the recipient has provided us with a valid written election not to have federal income tax withheld and except that withholding is not required for Roth IRAs in certain circumstances. You at any time may revoke an election not to withhold. If you revoke an election, we will begin withholding.

We will withhold only against the taxable portion of the Annuity Payments or of the other distributions. The rate we use will be determined based upon the nature of the distribution(s).

•	For Annuity Payments, we will withhold federal tax in accordance with the Annuitant’s withholding certificate. If an Annuitant does not file a withholding certificate with us, we will withhold federal tax from Annuity Payments on the basis that the Annuitant is married with three withholding exemptions.

•	For most withdrawals, we will withhold federal tax at a flat 10% rate of the amount withdrawn.

TDA Contracts.    Most withdrawals are subject to mandatory automatic 20% federal income tax withholding unless you elect to have us pay the withdrawal directly, as a tax-free rollover, to another eligible plan or an IRA. The same rules generally apply to payments of death benefits to a Beneficiary, or to payments to a Spouse or former Spouse in connection with a divorce or separation decree or court order. A direct rollover to an IRA by a surviving spouse Beneficiary, or a direct transfer to an inherited IRA by a non-spouse Beneficiary, is not subject to federal income tax withholding.

The mandatory 20% tax withholding does not apply to any distribution that is:

•	one of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your Beneficiary;

•	a specified period of 10 years or more;

•	a minimum distribution required under Section 401(a)(9) of the Code; or

•	a hardship withdrawal.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless contract owner elects not to have federal income tax withheld.

YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Separate Account Fund owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund.

Each Participant who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS

Money Market Fund

From time to time, we may include quotations of the yield and effective yield of the Separate Account’s Money Market Fund in advertisements, sales literature or reports to Participants. These yield figures show historical performance of the Fund assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Fund generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yield and Effective Yield are calculated in accordance with SEC standards. Refer to the Statement of Additional Information under the heading “Yield and Performance Information” for more information.

Yield and effective yield for the Money Market Fund will vary based on its expenses and the performance of the Investment Company Money Market Fund, which reflects (among other things) changes in market conditions and the level of its expenses. You can lose money invested in the Money Market Fund. The Money Market Fund had negative returns for periods of time in each calendar year from 2009 through 2015.

Total Return of Funds

We advertise performance information for the Funds of the Separate Account. Performance information for the Separate Account Funds is based upon past performance and is not an indication of future performance. Total returns are calculated in accordance with SEC standards and such returns are referred to as “standardized total returns.” The standardized total return contained in such advertising is customarily calculated for one, three, five and ten year periods from the later of the Separate Account’s inception or the Fund’s inception. Different periods are used if either the Fund or the Separate Account has not been in existence for at least ten years. Total return is determined by comparing the value of an investment in the Separate Account Fund at the beginning of the relevant period to the value of that investment at the end of the period, with deductions from total return for the total annual Underlying Fund operating expenses, any contingent deferred sales charge (we do not currently have such charges), and Separate Account Annual Expenses. Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Separate Account Fund will vary based on its expenses and the performance of its Underlying Fund, which reflects (among other things) changes in market conditions and the level of the Underlying Fund’s expenses.

We may include Average Annual Total Returns reflecting reduced fees available to participants in certain plans as described in “Tables of Annual Expenses” and “Charges Under the Contracts” in the Prospectus.

We may include in an advertisement total returns that predate the inception of the Fund in the Separate Account, by assuming that the Funds had been included in the Separate Account for the periods prior to their inception with the Separate Account and deducting charges equal to those currently assessed by the Separate Account along with actual Underlying Fund charges and expenses. This is a “non-standard” total return calculation. All non-standard total return advertisements are, and must be, accompanied by standardized total returns.

We may also include information in our advertisements that addressed various topics, such as the effects of various current developments on the economy, securities markets, investment strategies and techniques, customer profiles and hypothetical investment scenarios, financial management, tax and retirement planning and other information relevant to investing in the Separate Account and your Contract.

For a detailed description of the methods we use to determine yield and total return for the Separate Account’s Funds, see the Statement of Additional Information.

FUNDING AND OTHER CHANGES WE MAY MAKE

We reserve the right to make certain changes to the structure and operation of the Separate Account Funds at our discretion and without your prior consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. In making changes, we will comply with applicable state and federal law and will obtain the approval of Participants and/or the Contractholders, if required.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.

We also may:

•	create new investment funds of the Separate Account at any time;

•	to the extent permitted by state and federal law, modify, combine or remove investment funds in the Separate Account;

•	transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one investment fund of the Separate Account to another investment fund;

•	create additional separate accounts or combine any two or more accounts including the Separate Account;

•	transfer assets we have determined to be attributable to the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

•	operate the Separate Account as a management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

•	deregister the Separate Account under the 1940 Act and/or cease to maintain the registration under the Securities Act of 1933 for sales of units of interest under the Contracts; and

•	operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

We may modify the provisions of the contracts to reflect changes to the investment funds and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide you with written notice as may be required under applicable law or regulation.

LEGAL PROCEEDINGS

We are engaged in litigation of various kinds, which in our judgment are not of material importance in relation to our total assets. There are no legal proceedings pending to which the Separate Account is a party.

OUR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more information about the Contracts and our operations. It also contains the most recent audited financial statements of Separate Account No. 2 and Mutual of America.

Table of Contents of Statement of Additional Information

Distribution of the Contracts	Independent Registered Public Accounting Firm
Calculation of Accumulation Unit Values	Additional Information
Yield and Performance Information	Financial Statements
Safekeeping of Separate Account Assets
State Regulation
Periodic Reports

How To Obtain a Statement of Additional Information

You may receive a copy of the Statement of Additional Information at no charge by calling 1-800 468-3785 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839.

The SEC has an Internet website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account’s semi-annual and annual financial statement reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

(Please cut here)

To: Mutual of America Life Insurance Company

Please send me a copy of the Statement of Additional Information dated May 1, 2016 for the Tax-Deferred Annuity Plan, Individual Retirement Annuity and Flexible Premium Annuity Contracts offered by Mutual of America, and for the Voluntary Employee Contribution Program Contracts. My name and address are as follows:

Name

Street Address

City	State	Zip

APPENDIX A

UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS

The tables below show changes in Accumulation Unit values and in the total number of units outstanding for each Separate Account Fund for the ten year period (or from the commencement of operations if less) to December 31, 2015. The information below for each of the ten years (or less, depending on the start date of each fund) ended December 31, 2015 is excerpted from the financial statements of the Separate Account, which have been audited by KPMG LLP, the Separate Account’s independent registered public accounting firm. The Separate Account’s financial statements for the year ended December 31, 2015, along with KPMG LLP’s report thereon, are available to you free of charge by calling 1-800-468-3785.

We calculate Accumulation Unit values from the net asset values of the Underlying Funds. Information is not shown for the 2055 Retirement Fund because the fund will commence operations on or after October 1, 2016.

Standard Units

	Investment Company Equity Index Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783	$2.227	$3.571	$3.425	$2.989

Unit value, end of year	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783	$2.227	$3.571	$3.425

Thousands of accumulation units outstanding, end of year	53,148	57,445	55,789	59,193	61,506	66,679	68,767	65,771	68,522	77,744

	Investment Company All America Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147	$6.560	$10.260	$9.930	$8.656

Unit value, end of year	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147	$6.560	$10.260	$9.930

Thousands of accumulation units outstanding, end of year	9,653	10,455	11,577	12,478	13,523	15,222	16,090	16,718	18,638	22,177

	Investment Company Small Cap Value Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091	$0.851	$1.189	$1.249	$1.071

Unit value, end of year	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091	$0.851	$1.189	$1.249

Thousands of accumulation units outstanding, end of year	48,899	52,895	60,755	65,627	71,636	75,792	72,395	69,541	73,367	87,617

	Investment Company Small Cap Growth Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023	$0.809	$1.243	$1.198	$1.050

Unit value, end of year	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023	$0.809	$1.243	$1.198

Thousands of accumulation units outstanding, end of year	58,519	59,683	73,999	70,509	79,438	81,486	75,326	72,573	74,886	84,420

	Investment Company Mid Cap Value Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013	$0.816	$1.222	$1.223	$1.064

Unit value, end of year	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013	$0.816	$1.222	$1.223

Thousands of accumulation units outstanding, end of year	15,486	18,280	15,364	14,987	15,772	15,980	13,566	11,568	10,362	8,145

	Investment Company Mid-Cap Equity Index Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808	$1.335	$2.115	$1.980	$1.815

Unit value, end of year	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808	$1.335	$2.115	$1.980

Thousands of accumulation units outstanding, end of year	58,446	63,510	69,280	66,532	70,910	69,874	71,371	65,454	70,944	77,066

	Investment Company Composite Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775	$4.920	$6.406	$6.060	$5.518

Unit value, end of year	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775	$4.920	$6.406	$6.060

Thousands of accumulation units outstanding, end of year	10,951	11,632	12,383	13,626	14,678	16,413	17,127	18,190	19,977	23,215

	Investment Company International Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715	$0.576	$0.969	$1.000

Unit value, end of period/year	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715	$0.576	$0.969

Units Outstanding (000’s), end of period/ year	9,614	8,706	9,019	9,256	7,800	6,707	4,534	1,998	197

	Investment Company Money Market Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560	$2.586	$2.549	$2.449	$2.356

Unit value, end of year	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560	$2.586	$2.549	$2.449

Thousands of accumulation units outstanding, end of year	9,755	11,341	12,778	15,265	17,362	20,295	22,906	31,629	30,862	23,613

	Investment Company Mid-Term Bond Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060	$1.869	$1.852	$1.743	$1.687

Unit value, end of year	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060	$1.869	$1.852	$1.743

Thousands of accumulation units outstanding, end of year	23,061	24,803	27,517	33,149	35,372	38,104	34,644	31,695	21,789	23,736

	Investment Company Bond Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037	$4.435	$4.555	$4.340	$4.179

Unit value, end of year	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037	$4.435	$4.555	$4.340

Thousands of accumulation units outstanding, end of year	19,149	20,888	21,938	23,438	23,165	21,945	19,352	15,862	15,158	14,873

	Investment Company Retirement Income Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031	$0.895	$0.999	$1.000

Unit value, end of period/year	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031	$0.895	$0.999

Units Outstanding (000’s), end of period/year	11,481	10,750	9,177	8,962	8,162	5,971	3,904	1,995	530

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company 2010 Retirement Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951	$0.801	$0.979	$0.988

Unit value, end of period/year	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951	$0.801	$0.979

Units Outstanding (000’s), end of period/year	6,188	6,133	6,527	7,087	7,327	7,227	7,308	4,494	449

	Investment Company (Standard)
	2015 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912	$0.759	$0.969	$0.982

Unit value, end of period/year	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912	$0.759	$0.969

Units Outstanding (000’s), end of period/year	35,223	36,928	37,589	39,009	36,243	33,377	22,505	12,185	2,117

	Investment Company (Standard)
	2020 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871	$0.714	$0.958	$0.974

Unit value, end of period/year	$1.328	$1.343	$1.266	$1.088	$0.9868	$0.983	$0.871	$0.714	$0.958

Units Outstanding (000’s), end of period/year	77,960	69,565	64,446	52,040	42,477	34,563	23,701	11,723	2,143

	Investment Company (Standard)
	2025 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686	$0.966	$0.986

Unit value, end of period/year	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686	$0.966

Units Outstanding (000’s), end of period/year	78,228	67,887	63,819	53,778	41,690	32,390	20,565	8,163	651

	Investment Company (Standard)
	2030 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672	$0.968	$0.991

Unit value, end of period/year	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672	$0.968

Units Outstanding (000’s), end of period/year	57,899	50,653	47,430	41,160	33,092	24,247	16,971	6,652	740

	Investment Company (Standard)
	2035 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651	$0.973	$1.000

Unit value, end of period/year	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651	$0.973

Units Outstanding (000’s), end of period/year	47,810	41,438	38,511	33,044	25,363	20,271	12,881	4,644	344

	Investment Company (Standard)
	2040 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641	$0.962	$0.990

Unit value, end of period/year	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641	$0.962

Units Outstanding (000’s), end of period/year	38,613	35,020	35,092	30,913	24,331	18,624	11,295	3,978	323

	Investment Company (Standard)
	2045 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638	$0.959	$0.988

Unit value, end of period/year	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638	$0.959

Units Outstanding (000’s), end of period/year	46,205	42,514	41,653	37,864	28,787	21,213	12,807	4,062	236

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company (Standard)
	2050 Retirement Fund
	2015	2014	2013	2012(2)
Unit value, beginning of period/year	$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$1.335	$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year	15,046	9,097	4,702	493

	Investment Company Conservative Allocation Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259	$1.096	$1.231	$1.168	$1.102

Unit value, end of year	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259	$1.096	$1.231	$1.168

Thousands of accumulation units outstanding, end of year	25,936	25,746	23,231	23,645	19,459	17,239	13,280	9,620	7,721	5,517

	Investment Company Moderate Allocation Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342	$1.117	$1.406	$1.334	$1.233

Unit value, end of year	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342	$1.117	$1.406	$1.334

Thousands of accumulation units outstanding, end of year	54,387	55,236	57,199	56,603	51,632	51,013	45,667	38,344	35,240	31,037

	Investment Company Aggressive Allocation Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391	$1.117	$1.570	$1.501	$1.354

Unit value, end of year	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391	$1.117	$1.570	$1.501

Thousands of accumulation units outstanding, end of year	36,104	37,261	39,964	42,816	42,489	41,698	41,229	33,937	29,353	23,483

	Fidelity VIP Equity-Income Portfolio (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642	$27.593	$48.503	$48.158	$40.389

Unit value, end of year	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642	$27.593	$48.503	$48.158

Thousands of accumulation units outstanding, end of year	2,026	2,291	2,482	2,646	2,871	3,148	3,325	3,226	3,514	4,162

	Fidelity VIP Asset Manager Portfolio (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233	$23.604	$33.380	$29.134	$27.365

Unit value, end of year	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233	$23.604	$33.380	$29.134

Thousands of accumulation units outstanding, end of year	1,525	1,634	1,740	1,961	2,042	2,202	2,303	2,156	1,884	1,929

	Fidelity VIP Contrafund® Portfolio (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119	$29.057	$50.951	$43.679	$39.413

Unit value, end of year	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119	$29.057	$50.951	$43.679

Thousands of accumulation units outstanding, end of year	5,014	5,386	5,767	6,355	6,811	7,505	7,863	7,551	7,826	8,202

(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.

	Fidelity VIP Mid Cap Portfolio (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$67.973	$64.662	$47.989	$42.252	$47.789	$37.438	$26.940	$44.844	$39.097	$34.969

Unit value, end of year	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438	$26.940	$44.844	$39.097

Thousands of accumulation units outstanding, end of year	1,217	1,328	1,504	1,585	1,763	2,121	1,821	1,287	1,239	789

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817	$10.985	$17.358	$16.853	$14.305

Unit value, end of year	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817	$10.985	$17.358	$16.853

Thousands of accumulation units outstanding, end of year	3,415	3,838	3,578	3,570	3,279	3,101	2,945	2,398	2,477	2,229

	Vanguard Variable Insurance Fund International Portfolio (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522	$13.796	$25.272	$21.720	$17.291

Unit value, end of year	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522	$13.796	$25.272	$21.720

Thousands of accumulation units outstanding, end of year	4,878	5,122	5,664	4,237	4,409	4,520	4,567	3,446	3,084	1,834

	Vanguard Variable Insurance Fund REIT Index Portfolio (Standard)
	2015	2014	2013(3)
Unit value, beginning of period/year	$15.178	$11.807	$12.330

Unit value, end of period/year	$15.330	$15.178	$11.807

Thousands of accumulation units outstanding, end of period/year	1,384	1,756	150

	American Century VP Capital Appreciation Fund (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051	$14.723	$27.537	$19.011	$16.324

Unit value, end of year	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051	$14.723	$27.537	$19.011

Thousands of accumulation units outstanding, end of year	4,209	4,094	4,833	5,350	5,501	5,890	5,766	5,253	6,052	3,985

	American Funds Insurance Series New World Fund® (Standard)
	2015	2014	2013(3)
Unit value, beginning of period/year	$23.058	$25.268	$23.490

Unit value, end of period/year	$22.109	$23.058	$25.268

Thousands of accumulation units outstanding, end of period/year	110	79	34

	Calvert VP SRI Balanced Portfolio (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197	$2.575	$3.783	$3.715	$3.446

Unit value, end of year	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197	$2.575	$3.783	$3.715

Thousands of accumulation units outstanding, end of year	12,937	13,495	14,532	15,622	15,892	16,772	16,832	15,959	16,324	17,358

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

	Deutsche Variable Series I Capital Growth VIP (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093	$27.911	$42.023	$37.665	$35.019

Unit value, end of year	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093	$27.911	$42.023	$37.665

Thousands of accumulation units outstanding, end of year	2,472	2,411	2,590	2,959	3,166	3,631	3,818	3,956	4,226	5,086

	Oppenheimer Main Street Fund®/VA (Standard)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837	$15.603	$25.587	$24.727	$21.692

Unit value, end of year	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837	$15.603	$25.587	$24.727

Thousands of accumulation units outstanding, end of year	525	566	501	526	435	460	444	325	271	243

	PIMCO Variable Insurance Trust Real Return Funds (Standard)
	2015	2014	2013(3)
Unit value, beginning of period/year	$13.131	$12.879	$13.220

Unit value, end of period/year	$12.640	$13.131	$12.879

Thousands of accumulation units outstanding, end of period/year	508	577	196

	T. Rowe Price Blue Chip Growth Portfolio (Standard)
	2015	2014	2013(3)
Unit value, beginning of period/year	$20.398	$18.892	$16.420

Unit value, end of period/year	$22.412	$20.398	$18.892

Thousands of accumulation units outstanding, end of period/year	2,120	649	191

Tier 1 Reduced Fee (0.35% Separate Account Annual Expenses) Units*

	Investment Company (Tier 1 Reduced Fee)
	Equity Index Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	10,864	26,165	23,153	21,083	19,183	18,116

	Investment Company (Tier 1 Reduced Fee)
	All America Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	1,692	3,856	3,887	3,757	3,657	3,693

	Investment Company (Tier 1 Reduced Fee)
	Small Cap Value Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	9,641	24,315	23,684	22,328	20,423	18,868

*	Tier 1 Reduced Fee was 0.50% of Separate Account Annual Expense through June 30, 2015.

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 1 Reduced Fee)
	Small Cap Growth Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	10,836	26,691	27,028	23,200	21,888	19,920

	Investment Company (Tier 1 Reduced Fee)
	Mid Cap Value Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	3,381	7,877	6,729	5,404	4,288	3,722

	Investment Company (Tier 1 Reduced Fee)
	Mid-Cap Equity Index Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	10,451	28,504	27,009	22,051	19,637	17,743

	Investment Company (Tier 1 Reduced Fee)
	Composite Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	1,635	4,431	4,372	4,075	3,751	3,856

	Investment Company (Tier 1 Reduced Fee)
	International Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	2,771	6,410	5,878	4,369	2,833	1,800

	Investment Company (Tier 1 Reduced Fee)
	Money Market Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	2,117	6,948	6,854	6,022	5,468	4,745

	Investment Company (Tier 1 Reduced Fee)
	Mid-Term Bond Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	5,036	14,698	13,601	13,311	11,695	10,249

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 1 Reduced Fee)
	Bond Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	3,759	10,994	9,702	8,320	7,059	5,497

	Investment Company (Tier 1 Reduced Fee)
	Retirement Income Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	3,478	8,213	4,455	3,102	2,436	1,767

	Investment Company (Tier 1 Reduced Fee)
	2010 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	1,975	4,839	4,391	4,048	4,134	3,147

	Investment Company (Tier 1 Reduced Fee)
	2015 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	8,894	23,681	19,888	15,830	12,380	9,225

	Investment Company (Tier 1 Reduced Fee)
	2020 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	24,967	53,657	39,323	26,973	19,595	12,436

	Investment Company (Tier 1 Reduced Fee)
	2025 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	23,883	30,395	34,873	24,238	15,365	9,411

	Investment Company (Tier 1 Reduced Fee)
	2030 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/ period	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	18,503	39,955	27,662	19,813	13,168	7,037

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 1 Reduced Fee)
	2035 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	14,718	32,459	22,875	16,021	10,303	6,773

	Investment Company (Tier 1 Reduced Fee)
	2040 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	11,938	29,158	21,648	14,824	8,974	5,981

	Investment Company (Tier 1 Reduced Fee)
	2045 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	13,333	36,538	28,752	20,104	11,671	6,396

	Investment Company (Tier 1 Reduced Fee)
	2050 Retirement Fund
	2015	2014	2013	2012(2)
Unit value, beginning of year/period	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	3,766	6,508	2,556	71

	Investment Company (Tier 1 Reduced Fee)
	Conservative Allocation Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	5,129	12,387	9,283	8,127	6,095	4,383

	Investment Company (Tier 1 Reduced Fee)
	Moderate Allocation Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	12,904	30,595	26,308	21,064	16,381	13,906

	Investment Company (Tier 1 Reduced Fee)
	Aggressive Allocation Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	8,639	21,351	19,022	16,619	13,411	10,681

(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Fidelity VIP Equity-Income Portfolio (Tier 1 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	443	1,181	1,144	1,027	953	892

	Fidelity VIP Asset Manager Portfolio (Tier 1 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	360	984	941	842	721	632

	Fidelity VIP Contrafund Portfolio (Tier 1 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	1,041	2,491	2,398	2,253	2,097	1,939

	Fidelity VIP Mid Cap Portfolio (Tier 1 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	304	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 1 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	721	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Tier 1 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	1,182	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund REIT Index Portfolio (Tier 1 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of year/period	$15.323	$11.837	$12.330

Unit value, end of year/period	$15.597	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	231	570	56

	American Century VP Capital Appreciation Fund (Tier 1 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	785	1,790	1,754	1,702	1,453	1,410

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	American Funds Insurance Series New World Fund® (Tier 1 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of year/period	$23.279	$25.333	$23.490

Unit value, end of year/period	$22.494	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	27	40	16

	Calvert VP SRI Balanced Portfolio (Tier 1 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	1,828	5,300	4,901	4,576	3,992	2,976

	Deutsche Variable Series I Capital Growth VIP (Tier 1 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	505	1,079	1,028	1,027	979	1,012

	Oppenheimer Main Street Fund (Tier 1 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	132	306	263	228	168	148

	PIMCO Variable Insurance Trust Real Return Portfolio (Tier 1 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of year/period	$13.262	$12.912	$13.220

Unit value, end of year/period	$12.867	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	77	242	33

	T. Rowe Price Blue Chip Growth Portfolio (Tier 1 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of year/period	$20.594	$18.940	$16.420

Unit value, end of year/period	$22.803	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	329	246	62

Tier 2 Reduced Fee (0.45% Separate Account Annual Expenses) Units**

	Investment Company (Tier 2 Reduced Fee)
	Equity Index Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	15,480	26,165	23,153	21,083	19,183	18,116

**	Tier 2 Reduced Fee was 0.50% of Separate Account Annual Expense through June 30, 2015.

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 2 Reduced Fee)
	All America Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	1,999	3,856	3,887	3,757	3,657	3,693

	Investment Company (Tier 2 Reduced Fee)
	Small Cap Value Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	14,190	24,315	23,684	22,328	20,423	18,868

	Investment Company (Tier 2 Reduced Fee)
	Small Cap Growth Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	16,709	26,691	27,028	23,200	21,888	19,920

	Investment Company (Tier 2 Reduced Fee)
	Mid Cap Value Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	4,286	7,877	6,729	5,404	4,288	3,722

	Investment Company (Tier 2 Reduced Fee)
	Mid-Cap Equity Index Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	18,248	28,504	27,009	22,051	19,637	17,743

	Investment Company (Tier 2 Reduced Fee)
	Composite Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	2,465	4,431	4,372	4,075	3,751	3,856

	Investment Company (Tier 2 Reduced Fee)
	International Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	4,814	6,410	5,878	4,369	2,833	1,800

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 2 Reduced Fee)
	Money Market Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	3,869	6,948	6,854	6,022	5,468	4,745

	Investment Company (Tier 2 Reduced Fee)
	Mid-Term Bond Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	9,654	14,698	13,601	13,311	11,695	10,249

	Investment Company (Tier 2 Reduced Fee)
	Bond Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	7,276	10,994	9,702	8,320	7,059	5,497

	Investment Company (Tier 2 Reduced Fee)
	Retirement Income Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	6,858	8,213	4,455	3,102	2,436	1,767

	Investment Company (Tier 2 Reduced Fee)
	2010 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	2,679	4,839	4,391	4,048	4,134	3,147

	Investment Company (Tier 2 Reduced Fee)
	2015 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	15,433	23,681	19,888	15,830	12,380	9,225

	Investment Company (Tier 2 Reduced Fee)
	2020 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	37,777	53,657	39,323	26,973	19,595	12,436

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 2 Reduced Fee)
	2025 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	40,002	30,395	34,873	24,238	15,365	9,411

	Investment Company (Tier 2 Reduced Fee)
	2030 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	31,802	39,955	27,662	19,813	13,168	7,037

	Investment Company (Tier 2 Reduced Fee)
	2035 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	25,679	32,459	22,875	16,021	10,303	6,773

	Investment Company (Tier 2 Reduced Fee)
	2040 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	25,000	29,158	21,648	14,824	8,974	5,981

	Investment Company (Tier 2 Reduced Fee)
	2045 Retirement Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	32,554	36,538	28,752	20,104	11,671	6,396

	Investment Company (Tier 2 Reduced Fee)
	2050 Retirement Fund
	2015	2014	2013	2012(2)
Unit value, beginning of year/period	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	10,796	6,508	2,556	71

	Investment Company (Tier 2 Reduced Fee)
	Conservative Allocation Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	8,827	12,387	9,283	8,127	6,095	4,383

(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 2 Reduced Fee)
	Moderate Allocation Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	19,957	30,595	26,308	21,064	16,381	13,906

	Investment Company (Tier 2 Reduced Fee)
	Aggressive Allocation Fund
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	14,431	21,351	19,022	16,619	13,411	10,681

	Fidelity VIP Equity-Income Portfolio (Tier 2 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	662	1,181	1,144	1,027	953	892

	Fidelity VIP Asset Manager Portfolio (Tier 2 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	611	984	941	842	721	632

	Fidelity VIP Contrafund Portfolio (Tier 2 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	1,349	2,491	2,398	2,253	2,097	1,939

	Fidelity VIP Mid Cap Portfolio (Tier 2 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	420	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 2 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	1,065	1,786	1,514	1,245	988	753

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Vanguard Variable Insurance Fund International Portfolio (Tier 2 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	1,808	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund REIT Index Portfolio (Tier 2 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of year/period	$15.323	$11.837	$12.330

Unit value, end of year/period	$15.590	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	365	570	56

	American Century VP Capital Appreciation Fund (Tier 2 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	1,081	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Tier 2 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of year/period	$23.279	$25.333	$23.490

Unit value, end of year/period	$22.484	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	33	40	16

	Calvert VP SRI Balanced Portfolio (Tier 2 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	3,682	5,300	4,901	4,576	3,992	2,976

	Deutsche Variable Series I Capital Growth VIP (Tier 2 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	648	1,079	1,028	1,027	979	1,012

	Oppenheimer Main Street Fund (Tier 2 Reduced Fee)
	2015	2014	2013	2012	2011	2010(4)
Unit value, beginning of year/period	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	186	306	263	228	168	148

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	PIMCO Variable Insurance Trust Real Return Portfolio (Tier 2 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of year/period	$13.262	$12.912	$13.220

Unit value, end of year/period	$12.861	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	233	242	33

	T. Rowe Price Blue Chip Growth Portfolio (Tier 2 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of year/period	$20.594	$18.940	$16.420

Unit value, end of year/period	$22.792	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	543	246	62

Tier 3 Reduced Fee (0.60% Separate Account Annual Expenses) Units

	Investment Company (Tier 3 Reduced Fee)
	Equity Index Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$5.585	$4.951	$3.772	$3.273	$3.232	$2.834	$2.258	$3.607	$3.445	$2.995

Unit value, end of year	$5.321	$5.585	$4.951	$3.772	$3.273	$3.232	$2.834	$2.258	$3.607	$3.445

Units Outstanding (000’s), end of year	15,362	15,370	15,570	15,134	15,505	15,904	33,800	34,459	38,424	35,097

	Investment Company (Tier 3 Reduced Fee)
	All America Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$16.023	$14.500	$11.042	$9.681	$9.717	$8.295	$6.652	$10.363	$9.989	$8.674

Unit value, end of year	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717	$8.295	$6.652	$10.363	$9.989

Units Outstanding (000’s), end of year	2,071	2,249	2,472	2,659	2,995	3,018	7,462	8,183	9,560	9,477

	Investment Company (Tier 3 Reduced Fee)
	Small Cap Value Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.109	$2.018	$1.569	$1.368	$1.411	$1.110	$0.863	$1.201	$1.257	$1.073

Unit value, end of year	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411	$1.110	$0.863	$1.201	$1.257

Units Outstanding (000’s), end of year	16,346	17,994	19,920	19,523	19,674	19,492	35,801	37,223	40,458	38,902

	Investment Company (Tier 3 Reduced Fee)
	Small Cap Growth Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.075	$1.975	$1.407	$1.341	$1.381	$1.042	$0.820	$1.256	$1.206	$1.052

Unit value, end of year	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381	$1.042	$0.820	$1.256	$1.206

Units Outstanding (000’s), end of year	18,644	20,022	22,393	20,579	21,903	20,384	37,502	39,034	42,165	38,872

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

	Investment Company (Tier 3 Reduced Fee)
	Mid-Cap Value Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$1.880	$1.662	$1.309	$1.187	$1.220	$1.031	$0.828	$1.235	$1.230	$1.066

Unit value, end of year	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220	$1.031	$0.828	$1.235	$1.230

Units Outstanding (000’s), end of year	5,050	5,333	4,661	4,028	4,202	3,827	6,028	5,216	4,562	2,894

	Investment Company (Tier 3 Reduced Fee)
	Mid-Cap Equity Index Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$3.806	$3.492	$2.637	$2.252	$2.312	$1.841	$1.353	$2.136	$1.992	$1.819

Unit value, end of year	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312	$1.841	$1.353	$2.136	$1.992

Units Outstanding (000’s), end of year	16,570	17,068	17,942	17,603	18,266	17,871	32,515	31,155	35,490	30,654

	Investment Company (Tier 3 Reduced Fee)
	Composite Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$9.241	$8.520	$7.366	$6.637	$6.492	$5.880	$4.989	$6.471	$6.096	$5.530

Unit value, end of year	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492	$5.880	$4.989	$6.471	$6.096

Units Outstanding (000’s), end of year	2,216	2,404	2,485	2,715	2,995	2,944	7,627	8,425	9,989	9,906

	Investment Company (Tier 3 Reduced Fee)
	International Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$0.891	$0.954	$0.796	$0.675	$0.776	$0.721	$0.578	$0.970	$1.000

Unit value, end of period/year	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776	$0.721	$0.578	$0.970

Units Outstanding (000’s), end of period/year	4,640	4,407	4,222	3,419	3,093	2,606	2,715	975	333

	Investment Company (Tier 3 Reduced Fee)
	Money Market Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.512	$2.530	$2.549	$2.569	$2.589	$2.607	$2.622	$2.575	$2.464	$2.361

Unit value, end of year	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589	$2.607	$2.622	$2.575	$2.464

Units Outstanding (000’s), end of year	3,204	4,149	4,629	4,873	4,996	4,946	9,584	17,205	19,709	12,840

	Investment Company (Tier 3 Reduced Fee)
	Mid-Term Bond Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.457	$2.394	$2.422	$2.358	$2.230	$2.097	$1.895	$1.870	$1.753	$1.691

Unit value, end of year	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230	$2.097	$1.895	$1.870	$1.753

Units Outstanding (000’s), end of year	7,265	8,582	9,099	10,826	10,868	9,893	16,897	17,242	12,622	10,347

	Investment Company (Tier 3 Reduced Fee)
	Bond Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$6.399	$6.054	$6.147	$5.837	$5.473	$5.129	$4.497	$4.600	$4.366	$4.188

Unit value, end of year	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473	$5.129	$4.497	$4.600	$4.366

Units Outstanding (000’s), end of year	6,722	7,466	7,707	7,343	6,616	5,757	9,368	8,715	8,465	7,001

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company (Tier 3 Reduced Fee)
	Retirement Income Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.414	$1.335	$1.251	$1.174	$1.128	$1.040	$0.899	$1.000	$1.000

Unit value, end of period/year	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128	$1.040	$0.899	$1.000

Units Outstanding (000’s), end of period/year	3,881	3,922	3,406	2,916	1,937	1,196	1,181	227	—

	Investment Company (Tier 3 Reduced Fee)
	2010 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.402	$1.319	$1.187	$1.089	$1.063	$0.960	$0.805	$0.980	$0.988

Unit value, end of period/year	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063	$0.960	$0.805	$0.980

Units Outstanding (000’s), end of period/year	2,170	2,570	2,087	1,988	2,221	2,176	3,223	1,968	468

	Investment Company (Tier 3 Reduced Fee)
	2015 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.392	$1..307	$1.145	$1.042	$1.027	$0.920	$0.762	$0.970	$0.982

Unit value, end of period/year	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027	$0.920	$0.762	$0.970

Units Outstanding (000’s), end of period/year	13,332	13,797	12,429	11,983	10,378	7,783	7,116	2,863	530

	Investment Company (Tier 3 Reduced Fee)
	2020 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.394	$1.306	$1.116	$1.005	$0.996	$0.879	$0.717	$0.959	$0.974

Unit value, end of period/year	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996	$0.879	$0.717	$0.959

Units Outstanding (000’s), end of period/year	36,826	33,029	26,321	22,804	15,461	10,191	9,894	3,950	541

	Investment Company (Tier 3 Reduced Fee)
	2025 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.433	$1.334	$1.108	$0.988	$0.986	$0.858	$0.689	$0.966	$0.986

Unit value, end of period/year	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986	$0.858	$0.689	$0.966

Units Outstanding (000’s), end of period/year	38,021	33,956	27,083	16,731	13,167	7,522	7,187	2,619	137

	Investment Company (Tier 3 Reduced Fee)
	2030 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.469	$1.363	$1.108	$0.981	$0.985	$0.849	$0.675	$0.968	$0.991

Unit value, end of period/year	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985	$0.849	$0.675	$0.968

Units Outstanding (000’s), end of period/year	33,205	26,645	21,668	14,561	10,769	8,739	6,690	2,569	470

	Investment Company (Tier 3 Reduced Fee)
	2035 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.463	$1.360	$1.086	$0.955	$0.967	$0.827	$0.654	$0.974	$1.000

Unit value, end of period/year	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967	$0.827	$0.654	0.974

Units Outstanding (000’s), end of period/year	29,082	24,934	17,745	12,486	8,810	5,448	5,373	1,606	192

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company (Tier 3 Reduced Fee)
	2040 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.461	$1.364	$1.079	$0.947	$0.965	$0.819	$0.644	$0.963	$0.990

Unit value, end of period/year	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965	$0.819	$0.644	$0.963

Units Outstanding (000’s), end of period/year	23,292	20,906	15,018	11,139	8,428	5,075	5,252	1,344	110

	Investment Company (Tier 3 Reduced Fee)
	2045 Retirement Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.448	$1.356	$1.069	$0.939	$0.959	$0.813	$0.641	$0.959	$0.988

Unit value, end of period/year	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959	$0.813	$0.641	$0.959

Units Outstanding (000’s), end of period/year	29,561	26,893	21,633	15,539	12,332	7,515	5,588	1,499	63

	Investment Company (Tier 3 Reduced Fee)
	2050 Retirement Fund
	2015	2014	2013	2012(2)
Unit value, beginning of year	$1.380	$1.295	$1.017	$1.000

Unit value, end of year	$1.362	$1.380	$1.295	$1.017

Units Outstanding (000’s), end of year	10,233	5,263	1,790	1.03

	Investment Company (Tier 3 Reduced Fee)
	Conservative Allocation Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$1.772	$1.671	$1.566	$1.467	$1.394	$1.282	$1.112	$1.244	$1.175	$1.104

Unit value, end of year	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394	$1.282	$1.112	$1.244	$1.175

Units Outstanding (000’s), end of year	9,906	9,729	9,530	7,760	6,340	4,492	5,840	4,578	3,478	2,291

	Investment Company (Tier 3 Reduced Fee)
	Moderate Allocation Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.161	$2.018	$1.755	$1.592	$1.537	$1.367	$1.133	$1.420	$1.342	$1.235

Unit value, end of year	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537	$1.367	$1.133	$1.420	$1.342

Units Outstanding (000’s), end of year	21,965	21,927	21,272	19,421	17,456	13,988	21,857	18,573	17,148	10,108

	Investment Company (Tier 3 Reduced Fee)
	Aggressive Allocation Fund
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$2.496	$2.332	$1.889	$1.676	$1.648	$1.416	$1.133	$1.585	$1.510	$1.357

Unit value, end of year	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648	$1.416	$1.133	$1.585	$1.510

Units Outstanding (000’s), end of year	15,927	16,519	16,495	14,372	14,088	12,952	18,142	16,102	14,757	9,166

	Fidelity VIP Equity Income Portfolio (Tier 3 Reduced Fee)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$67.288	$62.200	$48.782	$41.796	$41.602	$36.290	$27.983	$48.992	$48.448	$40.470

Unit value, end of year	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602	$36.290	$27.983	$48.992	$48.448

Units Outstanding (000’s), end of year	673	755	818	778	785	805	1,698	1,803	2,057	1,914

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.
(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.

	Fidelity VIP Asset Manager Portfolio (Tier 3 Reduced Fee)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$46.065	$43.741	$37.994	$33.950	$35.018	$30.783	$23.938	$33.717	$29.309	$27.420

Unit value, end of year	$45.889	$46.065	$43.741	$37.994	$33.950	$35.018	$30.783	$23.938	$33.717	$29.309

Units Outstanding (000’s), end of year	568	612	584	589	614	611	1,079	1,030	1,021	856

	Fidelity VIP Contra Fund® Portfolio (Tier 3 Reduced Fee)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$75.980	$68.209	$52.215	$45.080	$46.481	$39.830	$29.467	$51.465	$43.942	$39.492

Unit value, end of year	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481	$39.830	$29.467	$51.465	$43.942

Units Outstanding (000’s), end of year	1,460	1,601	1,694	1,737	1,776	1,774	3,627	3,711	4,137	3,589

	Fidelity VIP Mid Cap Portfolio (Tier 3 Reduced Fee)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$71.223	$67.344	$49.683	$43.485	$48.893	$38.119	$27.320	$45.296	$39.332	$35.040

Unit value, end of year	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893	$38.119	$27.320	$45.296	$39.332

Units Outstanding (000’s), end of year	453	489	508	492	502	522	745	559	564	307

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 3 Reduced Fee)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$25.698	$23.539	$18.299	$15.802	$15.297	$14.068	$11.139	$17.532	$16.954	$14.334

Unit value, end of year	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297	$14.068	$11.139	$17.532	$16.954

Units Outstanding (000’s), end of year	1,235	1,289	1,264	1,105	957	828	1,319	1,143	1,133	721

	Vanguard Variable Insurance Fund International Portfolio (Tier 3 Reduced Fee)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$26.892	$28.798	$23.480	$19.661	$22.876	$19.875	$13.990	$25.526	$21.850	$17.326

Unit value, end of year	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876	$19.875	$13.990	$25.526	$21.850

Units Outstanding (000’s), end of year	1,840	1,980	2,086	1,470	1,456	1,405	1,995	1,643	1,450	669

	Vanguard Variable Insurance Fund REIT Index Portfolio (Tier 3 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of period/year	$15.304	$11.833	$12.330

Unit value, end of period/year	$15.551	$15.304	$11.833

Units Outstanding (000’s), end of period/year	503	454	53

	American Century VP Capital Appreciation Fund (Tier 3 Reduced Fee)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$40.459	$37.543	$28.778	$24.896	$26.723	$20.414	$14.931	$27.814	$19.125	$16.357

Unit value, end of year	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723	$20.414	$14.931	$27.814	$19.125

Units Outstanding (000’s), end of year	1,236	1,283	1,364	1,364	1,389	1,315	2,561	2,567	3,144	1,927

	American Fund Insurance Series New World Fund® (Tier 3 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of period/year	$23.250	$25.325	$23.490

Unit value, end of period/year	$22.428	$23.250	$25.325

Units Outstanding (000’s), end of period/year	61	47	10

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

	Calvert VP SRI Balanced Portfolio (Tier 3 Reduced Fee)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$5.295	$4.861	$4.143	$3.772	$3.629	$3.255	$2.611	$3.821	$3.737	$3.453

Unit value, end of year	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629	$3.255	$2.611	$3.821	$3.737

Units Outstanding (000’s), end of year	3,585	3,935	3,765	3,387	3,641	3,787	6,377	6,317	6,579	5,497

	Deutsche Variable Series I Capital Growth VIP (Tier 3 Reduced Fee)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$68.283	$60.807	$45.430	$39.381	$41.472	$35.728	$28.303	$42.445	$37.890	$35.089

Unit value, end of year	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472	$35.728	$28.303	$42.445	$37.890

Units Outstanding (000’s), end of year	635	658	719	754	805	746	1,954	2,171	2,480	2,518

	Oppenheimer Main Street Fund®/VA (Tier 3 Reduced Fee)
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Unit value, beginning of year	$38.815	$35.276	$26.929	$23.180	$23.322	$20.196	$15.822	$25.844	$24.875	$21.735

Unit value, end of year	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322	$20.196	$15.822	$25.844	$24.875

Units Outstanding (000’s), end of year	213	201	188	173	153	131	216	194	180	100

	PIMCO Variable Insurance Trust Real Return Portfolio (Tier 3 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of period/year	$13.239	$12.908	$13.220

Unit value, end of period/year	$12.829	$13.239	$12.908

Units Outstanding (000’s), end of period/year	247	204	48

	T. Rowe Price Blue Chip Growth Portfolio (Tier 3 Reduced Fee)
	2015	2014	2013(3)
Unit value, beginning of period/year	$20.566	$18.933	$16.420

Unit value, end of period/year	$22.734	$20.566	$18.933

Units Outstanding (000’s), end of period/year	553	200	44

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

The dates the Funds of the Separate Account commenced operation or became available as sub-accounts are as follows:

Investment Company Money Market, All America, Bond and Composite Funds—January 1, 1985; Deutsche Variable Series I Capital Growth VIP, and American Century VP Capital Appreciation Fund—January 3, 1989; Calvert VP SRI Balanced Portfolio (Formerly named Calvert Variable Series, Inc., Social Balanced Portfolio)—May 13, 1991; Investment Company Equity Index and Mid-Term Bond Funds—February 5, 1993; Fidelity VIP Equity-Income Portfolio and Fidelity VIP Contrafund® and Asset Manager Portfolios—May 1, 1995; Investment Company Mid-Cap Equity Index Fund—May 3, 1999; Investment Company Conservative, Moderate and Aggressive Allocation Funds—May 20, 2003; Investment Company Small Cap Value, Small Cap Growth and Mid Cap Value Funds—July 1, 2005; Investment Company International Fund and Retirement Funds—November 5, 2007; Oppenheimer Main Street Fund® V/A, the Fidelity VIP Mid Cap Portfolio, the Vanguard Variable Insurance Fund Diversified Value and International Portfolios—July 1, 2005; Investment Company 2050 Retirement Fund—October 1, 2012; and Vanguard Variable Insurance Fund REIT Index Portfolio, American Funds Insurance Series New World Fund, PIMCO Variable Insurance Trust Real Return Portfolio, and T. Rowe Price Blue Chip Growth Portfolio—August 5, 2013.

APPENDIX B

GENERAL ACCOUNT OPERATIONS

This Appendix B provides more information about our General Account’s operations and the risks of allocating Contributions to the General Account compared to allocating Contributions to the Separate Account. Contributions held in our General Account may pose different risks to Participants and Plans than Contributions supported by assets of our Separate Account.

When a Participant or Plan allocates contributions to our General Account, the contributions are commingled with our corporate funds and assets (excluding Separate Account assets and special deposit funds). We combine in our General Account contributions and premiums from all lines of business. Assets in our General Account are not segregated for the exclusive benefit of any particular policy or obligation, although experience rated General Account policies may share in the experience of the General Account through interest credits, dividends or rate adjustments.

We invest the pooled amounts in our General Account. Most General Account investments are maintained at book value (relating to our purchase price for the investments), while Separate Account investments are maintained at market value, which fluctuates according to market conditions.

Our General Account assets in the aggregate support our General Account obligations under all of our insurance contracts, including (but not limited to) our individual and group life, health, disability, fixed annuity contracts and variable accumulation annuity contracts (other than separate account obligations). General Account assets also are available to us for the conduct of our routine business activities, such as the payment of salaries, rent, other ordinary business expenses and dividends. In the event of our insolvency, funds in our General Account would be available to meet the claims of our general creditors, after payment of amounts due under certain priority claims, including certain amounts owed to Participants. Participants should consider our claims paying ability and financial strength when allocating amounts to the General Account.

We determine and periodically declare the fixed interest rate return (referred to as the credited interest rate) to be credited to amounts under the Contracts held in our General Account, including the extent and frequency credited interest rates may be changed. We also determine the manner in which interest is credited during the term of the Contracts and upon their termination. Members of Mutual of America’s senior management in their discretion from time to time determine credited interest rates upon consideration of the following factors:

•	Reasonable classifications of different types of policies.

•	Expected benefit payments, expenses (including the on-going costs of business operations), risk charges, mortality, persistency and actual investment earnings properly allocable to each class of policies, under generally accepted actuarial and accounting principles.

•	The ability of each class of policies to be self-supporting over the long run and, in addition, to allow for a permanent contribution to our surplus of such magnitude that in combinations with similarly derived contributions from all classes of policies, our long-term financial strength and stability will be assured so that we can meet our long-term obligations to policyholders. In doing so, there is no requirement that each class of policies make a contribution to surplus every year, since uneven incidence of expenses and experience fluctuations may make that impractical.

•	The potential impact of any credited interest rate decision on both short-term and long-term operating gains or losses, including the immediate and long-term impact on our surplus position, as well as the impact of current and anticipated economic and financial market.

•	Compliance with applicable statutory and regulatory requirements.

•	Competitiveness of rates in light of industry practices and trends current at the time.

We use an overall portfolio approach for determining credited interest rates. This means that one rate is applied to all amounts placed in our General Account for each class of contracts without regard to when such amounts were placed in our General Account. The credited interest rate, when declared, is applied on a daily basis to all funds accumulated in the General Account. We reserve the right to change this credited rate at any time. The credited interest rate may not be less than the minimum annual yield, if any, set forth in a Contract. If we declare a credited interest rate higher than such minimum, the higher credited interest rate will remain in effect until changed.

All amounts accumulated in our General Account (including credited interest) for Participants are guaranteed by us. Amounts held for a Participant are payable in full upon the Participant’s request for transfer, payment, withdrawal or discontinuance, subject to Plan provisions, and the deduction of any otherwise payable administrative charges and subject to any amounts that serve as collateral for loans under a Plan. Generally, Contractholders are provided with a written notice of any changes to the interest rates applicable to amounts in our General Account, prior to the implementation. The credited interest rate applicable to amounts in our General Account is indicated in Participants’ quarterly statements.

We determine the administrative charges, fees, expenses or other amounts (referred to as administrative charges) that are, or may be, assessed against the General Account or Separate Account or deducted by us from Account Values maintained by Participants in the General Account and Separate Account Funds, including the extent and frequency with which such administrative charges may be modified. Periodically, we review the administrative charges under the Contracts, taking into consideration the types of factors listed above for determining credited interest rates. Subject to the restrictions referred to in the Prospectus, we reserve the right to change the administrative charges. We also reserve the right to change the services we make available to Contractholders and Participants. We will provide written notices to Contractholders, and to Participants when required, when administrative charges are amended, modified, added or deleted, prior to the imposition of any change. Administrative charges are usually payable on a monthly basis, but may be payable on the occurrence of certain events. Each Participant’s quarterly statements reflect direct deductions from the Participant’s Account Value in the Separate Account or General Account. The Annual Pension Fund Report to Contractholders also reflects deductions and charges paid by the Contractholders.

A plan’s legal rights vary for contract amounts under our General Account and Separate Accounts. In general, we are subject to ERISA’s fiduciary responsibility provisions with respect to the assets of a separate account (other than a separate account registered under the Investment Company Act of 1940 such as the Separate Account) to the extent the investment performance of such assets is passed directly through to plan participants or contractholders. ERISA requires insurers, in administering separate account assets that are subject to ERISA’s fiduciary rules, to act solely on the interest of a plan’s participants and beneficiaries; prohibits self-dealing and conflicts of interest; and requires insurers to adhere to a prudent standard of care. In contrast, ERISA’s fiduciary rules generally do not apply to assets held in the general account of an insurance company if the general account meets the definition of “guaranteed benefit policy” under Section 401(b)(2)(B) of ERISA. We believe that our General Account meets the definition of “guaranteed benefit policy,” and therefore assets held in our General Account are not “plan assets” under ERISA.

State regulation is typically more restrictive with respect to our General Account than our separate accounts. However, state insurance regulation may not provide the same level of protection to plan participants as ERISA regulation. In addition, our General Account contracts often include various guarantees under which we assume risks relating to the funding and distribution of benefits. We do not provide any guarantees with respect to the investment returns on allocations to the Separate Account.

APPENDIX C

VOLUNTARY EMPLOYEE CONTRIBUTION PROGRAM VARIABLE ACCUMULATION ANNUITY CONTRACTS

A Voluntary Employee Contribution Contract (VEC Contract or Contract) is a group contract. It is designed to provide annuity benefits to employees participating in a retirement plan that qualifies for special federal income tax treatment under Sections 401(a) and 403(a) of the Code (a VEC Plan). Contractholders typically are employers, or the trustees of employers’ retirement plans.

No New Contracts or Contributions.    As a result of the Tax Reform Act of 1986, we: (1) ceased issuing new VEC Contracts as of January 1, 1987; and (2) amended previously issued VEC Contracts to prohibit new Contributions on or after January 1, 1987.

Transfers from other Plans or Carriers.    A Contractholder can remit to us on your behalf, in a single sum, an amount transferred from another voluntary employee contribution plan, or from a contract between a Contractholder and us, or between the Contractholder and another insurance company.

Available Investment Alternatives.    The Investment Alternatives available under a VEC Contract are limited to those available under our VEC Contracts as of January 1, 1987. These Alternatives are the General Account and the following Separate Account Funds: Investment Company Money Market, All America, Bond and Composite Funds.

Refer to “About Mutual of America Life Insurance Company,” “About Our Separate Account,” “Underlying Funds Invested in by Our Separate Account” and “Our General Account” in the Prospectus for additional information about the five available Investment Alternatives.

Transfers and Withdrawals.    VEC Participants may make transfers between the Available Investment Alternatives and may make withdrawals of all or part of their Account Values at any time prior to the Annuity Commencement Date, unless the employer’s plan provides otherwise. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to the Participant. We do not currently charge for transfers or withdrawals made under VEC Contracts. We reserve the right, however, to impose a charge for transfers or withdrawals in the future.

For information about Separate Account Fund unit values, refer to “Your Account Value in the Separate Account Funds” in the Prospectus.

Specified Payments Option.    If the employer’s plan permits, a Participant in a VEC Contract may elect after attaining age 59 1⁄2, or upon early retirement after age 55, to specify an amount (which may not be less than $100) to be withdrawn from the Participant’s Account Value and paid each month to the Participant. The Participant must designate the available Investment Alternative(s) from which we should make the withdrawals.

Charges under the Contracts.    Refer to “Tables of Annual Expenses” and “Charges You or Your Employer Will Pay” in the Prospectus, for a description of the Contract and Participant charges under the Contracts.

Death Benefit Prior to Annuity Commencement.    If a Participant dies prior to the Annuity Commencement Date, we will pay a death benefit to the Beneficiary the Participant designated to us. The Spouse will be the Beneficiary, unless the Participant designated a different Beneficiary with the written consent of the Spouse. See “Administrative Matters—Designation of Beneficiary” in the Prospectus.

See “Our Payment of Account Value to You or a Beneficiary—Death Benefit Prior to Annuity Commencement Date” for additional information about the death benefit we will pay. In general, VEC Contracts are subject to the same rules as TDA Contracts.

Termination by Mutual of America.    If, upon our request, the Contractholder does not provide evidence satisfactory to us that the Plan pursuant to which the Contract is issued qualifies for the tax treatment specified under Sections 401(a) and 403(a) of the Code, then we will withdraw and pay to the Contractholder the amounts accumulated under the Contract as of the date of withdrawal; and the Contract will terminate.

Election of Annuity Commencement Date.    Unless the employer’s plan provides otherwise, Participants may elect an Annuity Commencement Date that is either the Participant’s Normal Retirement Date (the first day of the calendar month coincident with or next following such Participant’s 65th birthday); Early Retirement Date (the first day of any calendar month within the ten-year period immediately preceding the Participant’s Normal Retirement Date, but no earlier than age 55); or Late Retirement Date (the first day of any calendar month following such Participant’s Normal Retirement Date) but generally no later than the April 1st following the participant’s attaining age 70 1⁄2 for Participants who are no longer actively at work.

Available Forms of Annuity.    Unless an election to the contrary is made prior to the Annuity Commencement Date, a Participant who does not have a Spouse at the Annuity Commencement Date will have annuity benefits paid in the normal form of annuity specified by the employer’s plan, and a Participant who has a Spouse will have annuity benefits paid on the Joint and Survivor Form, with the Spouse as the Joint Annuitant. Consent of the Spouse is required if payment is to be made in any other form. See “You May Obtain an Annuity with Your Account Value—Available Forms of Annuity” and “Administrative Matters Under the Contracts—Designation of Beneficiary” in the Prospectus.

Federal Income Taxation of Annuity Payments.    The simplified method is applicable to Annuity Payments made on or after the Annuity Commencement date. The percentage the Participant may exclude is determined by dividing the Participant’s “investment in the contract” by the anticipated payments. Your “investment in the contract” is equal to the total of your non-deductible Contributions which are made in accordance with the provisions of a retirement plan that meets the requirements of either Section 401(a) or Section 403(a) of the Code. The simplified method continues to apply until the “investment in the contract” has been recovered by the Participant. After that time, the Participant will have to include the full amount of each Annuity Payment in his income for each taxable year. In addition, if Annuity Payments from a VEC Contract began before July 2, 1986, the “three year cost recovery” rule may be applicable (see “Federal Tax Information—Obtaining Tax Advice” in the Prospectus).

Federal Income Taxation of Withdrawals.    Participants who receive payments under a VEC Contract on and after July 2, 1986 that are not “amounts received as an annuity” or that are received before the Participant’s Annuity Commencement Date generally may exclude only a portion of such payments from gross income. The portion that a Participant may exclude from gross income is generally determined by dividing the Participant’s “investment in the contract” by the value of his vested account value (or, in the case of a retirement plan which is a defined benefit pension plan, the value of the vested accrued benefit) as of the date of the distribution. The Internal Revenue Service may indicate another date for valuing account values for such purposes.

The value of a Participant’s account value on an applicable valuation date under a VEC Contract issued in conjunction with a defined benefit pension plan may be used in lieu of the present value of a Participant’s total vested accrued benefit under such plan if the “separate contract” requirements of Section 72 are met (see “Federal Tax Information—Obtaining Tax Advice” in the Prospectus). A special rule may apply with respect to Participant’s Contributions made before January 1, 1987 that constitute part of the “investment in the contract.” Generally, such Contributions may be withdrawn prior to the Annuity Commencement Date and will not be subject to income taxation (earnings are subject to taxation) if a Participant could have made such a withdrawal under the terms of the retirement plan on or before May 5, 1986 without terminating employment.

Federal Income Taxation of Single Sum Payments.    Participants who receive a single sum payment of their entire account value under a VEC Contract must include the entire amount of such payment in their gross income in the tax year in which such payment was received. However, a Participant may exclude from gross income any “investment in the contract” that the Participant had not recovered prior to the payment of the lump sum.

Penalty Taxes.    A penalty tax may be due on premature withdrawals under VEC Contracts. VEC Contracts are generally subject to the same rules as TDA Contracts. In the Prospectus, see “Federal Tax Information—Penalty Taxes for Withdrawals.”

Withholding.    We are required to withhold federal income taxes from withdrawals under the Contracts. VEC Contracts are generally subject to the same rules as TDA Contracts. In the Prospectus, see “Federal Tax Information—Withholding on Annuity Payments and Other Distributions.”

Contract Administration and Other Matters.    See “Where to Contact Us and Give Us Instructions,” “Your Voting Rights for Meetings of the Underlying Funds,” “Performance Information for the Separate Account Funds,” “Funding and Other Changes We May Make,” “Administrative Matters” “Our Statement of Additional Information” in the Prospectus.

STATEMENT OF ADDITIONAL INFORMATION

FOR

VARIABLE ACCUMULATION AND GROUP ANNUITY CONTRACTS

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue

New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (“SAI”) expands upon subjects we discuss in the current Prospectuses for the Contracts that we offer (“Contracts”).

You may obtain a copy of the Prospectus, dated May 1, 2016, by calling 1-800-468-3785 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.

This Statement Of Additional Information Is Not A Prospectus And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2016

DISTRIBUTION OF THE CONTRACTS

Mutual of America Life Insurance Company (“Mutual of America” or the “Company”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022.

Mutual of America is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection and distribution of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.

Mutual of America serves as principal underwriter for the Separate Account and the Contracts. We offer the Contracts for sale on a continuous basis through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable to other persons or entities for sales of the Contracts. The registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based in part on aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year. Representatives and certain staff from the top five regional offices will receive a trip to a conference site in the United States or its territories to attend a sales meeting.

We are registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and are a member of the Financial Industries Regulatory Authority (“FINRA”). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives.

We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

CALCULATION OF ACCUMULATION UNIT VALUES

When a Participant allocates or transfers Account Balance to a Separate Account Fund, the Participant’s interest in the Fund is represented by Accumulation Units. Each Fund’s Accumulation Units have a different value, based on the value of the Fund’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. If any plans are eligible for the Reduced Fee as set forth in the Prospectus, a particular Separate Account Fund will have Accumulation Unit values which reflect Separate Account charges applicable to plans that are not eligible for the Reduced Fee, and will also have Accumulation Units which reflect Separate Account charges for plans that are eligible for the Reduced Fee. To determine the change in a Fund’s Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Change Factor.

For Separate Account Funds that invest in shares of the Investment Company Funds, the Accumulation Unit Change Factor for each Fund for any Valuation Period is:

(a)	the ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

(b)	1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Fund’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

For Separate Account Funds that invest in shares of the Fidelity, Deutsche, Vanguard, American, T. Rowe Price, PIMCO, Oppenheimer, American Century or Calvert Portfolios, the Accumulation Unit Change Factor for each Fund for any Valuation Period is:

(a)	the ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier* for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend Multiplier for the preceding Valuation Period, divided by

(b)	1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Fund’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

* The Cumulative Dividend Multiplier is calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier.

YIELD AND PERFORMANCE INFORMATION

Money Market Fund

Regulations adopted by the SEC require us to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund of the Investment Company or on its portfolio securities. This is called yield. The SEC also permits us to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the effective yield.

Yield and effective yield reflect our deductions from the Separate Account Fund for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Money Market Fund of the Investment Company.

From time to time, we will include quotations of the yield or performance of the Separate Account’s Money Market Fund in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A.	Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

B.	Effective yield is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

Effective Yield = [Base Period Return + 1)365/7] – 1.

The standard current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2015 was (1.10)%. The Tier 1 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2015 was (0.23)%. The Tier 2 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2015 was (0.35)%. The Tier 3 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2015 was (0.50)%.

Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund’s actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund of the Investment Company, the types and quality of portfolio securities held by the Money Market Fund of the Investment Company, and its operating expenses.

When communicating total return to current or prospective Participants, we also may compare the Money Market Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Funds Other Than Money Market

From time to time, we may include quotations of a Fund’s total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Fund is given. Total return quotations reflect changes in the price of a Fund’s shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

T = (ERV/P)1/n – 1.

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

See “Performance Information for the Separate Accounts” in the Prospectus.

Average Annual Total Returns (Standard Separate Account Annual Expenses)*

For the Periods Ended December 31, 2015

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	0.03%	11.03%	5.95%	7.58%	02/05/93
Investment Company All America	(1.23)%	9.71%	5.72%	8.96%	01/01/85
Investment Company Small Cap Value	(4.56)%	6.86%	6.01%	6.41%	07/01/05
Investment Company Small Cap Growth	(3.55)%	7.18%	6.16%	6.35%	07/01/05
Investment Company Mid Cap Value	(4.50)%	7.52%	4.88%	5.26%	07/01/05
Investment Company Mid-Cap Equity Index	(3.53)%	9.16%	6.79%	7.81%	05/03/99
Investment Company Composite	(0.41)%	6.71%	4.75%	7.07%	01/01/85
Investment Company International	(1.81)%	1.92%	N/A	(2.08)%	11/05/07
Investment Company Money Market	(1.31)%	(1.35)%	0.04%	2.64%	01/01/85
Investment Company Mid-Term Bond	(0.60)%	1.33%	3.27%	3.76%	02/05/93

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Bond	(0.87)%	2.49%	3.77%	5.79%	01/01/85
Investment Company Retirement Income	(0.71)%	3.97%	N/A	3.77%	11/05/07
Investment Company 2010 Retirement	(0.80)%	5.03%	N/A	3.81%	11/05/07
Investment Company 2015 Retirement	(0.93)%	5.57%	N/A	3.78%	11/05/07
Investment Company 2020 Retirement	(1.06)%	6.21%	N/A	3.87%	11/05/07
Investment Company 2025 Retirement	(1.30)%	6.97%	N/A	4.03%	11/05/07
Investment Company 2030 Retirement	(1.41)%	7.51%	N/A	4.29%	11/05/07
Investment Company 2035 Retirement	(1.56)%	7.77%	N/A	4.09%	11/05/07
Investment Company 2040 Retirement	(1.82)%	7.73%	N/A	4.17%	11/05/07
Investment Company 2045 Retirement	(1.87)%	7.66%	N/A	4.07%	11/05/07
Investment Company 2050 Retirement	(1.91)%	N/A	N/A	9.30%	10/01/12
Investment Company Conservative Allocation	(0.76)%	4.23%	4.29%	4.18%	05/20/03
Investment Company Moderate Allocation	(1.04)%	6.31%	5.16%	5.81%	05/20/03
Investment Company Aggressive Allocation	(1.57)%	7.79%	5.64%	6.98%	05/20/03
Fidelity VIP Equity-Income	(5.01)%	8.45%	4.21%	6.59%	05/01/95
Fidelity VIP Asset Manager	(0.96)%	4.93%	4.75%	5.62%	05/01/95
Fidelity VIP Contrafund®	(0.39)%	9.71%	6.24%	9.32%	05/01/95
Fidelity Mid Cap	(2.46)%	6.76%	6.60%	7.64%	07/01/05
Vanguard VIF Diversified Value	(3.54)%	9.60%	5.15%	5.13%	07/01/05
Vanguard VIF International	(1.98)%	2.38%	3.82%	5.19%	07/01/05
Vanguard VIF REIT Index	1.00%	N/A	N/A	9.46%	08/05/13
American Century VP Capital Appreciation	(0.97)%	8.34%	9.09%	7.84%	01/03/89
American Funds Insurance Series New World	(4.12)%	N/A	N/A	(2.48)%	08/05/13
Calvert VP SRI Balanced	(3.36)%	6.59%	3.54%	5.45%	05/13/91
Deutsche Variable Series I Capital Growth VIP	7.32%	11.51%	7.16%	8.12%	01/03/89
Oppenheimer Main Street Fund®/VA	2.10%	10.64%	5.71%	6.02%	07/01/05
PIMCO VIT Real Return	(3.74)%	N/A	N/A	(1.85)%	08/05/13
T. Rowe Price Blue Chip Growth	9.88%	N/A	N/A	13.79%	08/05/13

* Returns reflect the deduction of actual standard charges in effect for the periods shown excluding the $2 monthly charge.

Average Annual Total Returns (Tier 1 Reduced Separate Account Annual Expenses)**

For the Periods Ended December 31, 2015

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	0.81%	11.82%	6.56%	7.75%	02/05/93
Investment Company All America	(0.47)%	10.50%	6.32%	9.17%	01/01/85
Investment Company Small Cap Value	(3.82)%	7.62%	6.62%	7.01%	07/01/05
Investment Company Small Cap Growth	(2.80)%	7.95%	6.76%	6.95%	07/01/05
Investment Company Mid Cap Value	(3.76)%	8.29%	5.47%	5.85%	07/01/05
Investment Company Mid-Cap Equity Index	(2.78)%	9.94%	7.40%	8.19%	05/03/99
Investment Company Composite	0.36%	7.47%	5.35%	7.47%	01/01/85
Investment Company International	(1.05)%	2.65%	N/A	(1.48)%	11/05/07
Investment Company Money Market	(0.54)%	(0.64)%	0.61%	3.01%	01/01/85
Investment Company Mid-Term Bond	0.17%	2.06%	3.86%	4.02%	02/05/93

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Bond	(0.11)%	3.23%	4.36%	5.99%	01/01/85
Investment Company Retirement Income	0.06%	4.71%	N/A	4.40%	11/05/07
Investment Company 2010 Retirement	(0.03)%	5.78%	N/A	4.44%	11/05/07
Investment Company 2015 Retirement	(0.17)%	6.33%	N/A	4.41%	11/05/07
Investment Company 2020 Retirement	(0.30)%	6.97%	N/A	4.50%	11/05/07
Investment Company 2025 Retirement	(0.53)%	7.74%	N/A	4.67%	11/05/07
Investment Company 2030 Retirement	(0.65)%	8.28%	N/A	4.92%	11/05/07
Investment Company 2035 Retirement	(0.80)%	8.54%	N/A	4.73%	11/05/07
Investment Company 2040 Retirement	(1.06)%	8.50%	N/A	4.80%	11/05/07
Investment Company 2045 Retirement	(1.11)%	8.43%	N/A	4.71%	11/05/07
Investment Company 2050 Retirement	(1.15)%	N/A	N/A	10.12%	10/01/12
Investment Company Conservative Allocation	0.01%	4.97%	4.88%	4.66%	05/20/03
Investment Company Moderate Allocation	(0.27)%	7.06%	5.76%	6.30%	05/20/03
Investment Company Aggressive Allocation	(0.81)%	8.56%	6.24%	7.48%	05/20/03
Fidelity VIP Equity-Income	(4.27)%	9.22%	4.80%	6.89%	05/01/95
Fidelity VIP Asset Manager	(0.20)%	5.68%	5.35%	5.93%	05/01/95
Fidelity VIP Contrafund	0.38%	10.50%	6.85%	9.63%	05/01/95
Fidelity VIP Mid Cap	(1.70)%	7.53%	7.21%	8.25%	07/01/05
Vanguard VIF Diversified Value	(2.80)%	10.38%	5.75%	5.72%	07/01/05
Vanguard VIF International	(1.22)%	3.11%	4.41%	5.78%	07/01/05
Vanguard VIF REIT Index	1.79%	N/A	N/A	10.25%	08/05/13
American Century VP Capital Appreciation	1.75%	9.11%	9.71%	8.07%	01/03/89
American Funds Insurance Series New World	(3.37)%	N/A	N/A	(1.78)%	08/05/13
Calvert VP SRI Balanced	(2.61)%	7.36%	4.13%	5.71%	05/13/91
Deutsche Variable Series I Capital Growth VIP	8.15%	12.31%	7.77%	8.35%	01/03/89
Oppenheimer Main Street Fund®/VA	2.89%	11.43%	6.31%	6.61%	07/01/05
PIMCO VIT Real Return	(2.97)%	N/A	N/A	(1.12)%	08/05/13
T. Rowe Price Blue Chip Growth	10.73%	N/A	N/A	14.61%	08/05/13

** Returns reflect the deduction of Tier 1 Reduced Fee charges for the period July 1, 2015 through December 31, 2015, the actual Reduced Fee in effect for the period July 1, 2005 through June 30, 2015, and the actual standard charges in effect for periods prior to July 1, 2005 excluding the $2 monthly charge.

Average Annual Total Returns (Tier 2 Reduced Separate Account Annual Expenses)**

For the Periods Ended December 31, 2015

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	0.76%	11.81%	6.55%	7.85%	02/05/93
Investment Company All America	(0.51)%	10.49%	6.32%	9.17%	01/01/85
Investment Company Small Cap Value	(3.86)%	7.61%	6.61%	7.00%	07/01/05
Investment Company Small Cap Growth	(2.85)%	7.94%	6.76%	6.94%	07/01/05
Investment Company Mid Cap Value	(3.80)%	8.28%	5.47%	5.85%	07/01/05
Investment Company Mid-Cap Equity Index	(2.83)%	9.93%	7.40%	8.19%	05/03/99
Investment Company Composite	0.32%	7.46%	5.34%	7.47%	01/01/85
Investment Company International	(1.10)%	2.64%	N/A	(1.49)%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Money Market	(0.59)%	(0.65)%	0.60%	3.00%	01/01/85
Investment Company Mid-Term Bond	0.13%	2.05%	3.86%	4.02%	02/05/93
Investment Company Bond	(0.15)%	3.22%	4.35%	5.99%	01/01/85
Investment Company Retirement Income	0.01%	4.70%	N/A	4.39%	11/05/07
Investment Company 2010 Retirement	(0.08)%	5.77%	N/A	4.44%	11/05/07
Investment Company 2015 Retirement	(0.21)%	6.32%	N/A	4.40%	11/05/07
Investment Company 2020 Retirement	(0.34)%	6.96%	N/A	4.50%	11/05/07
Investment Company 2025 Retirement	(0.58)%	7.73%	N/A	4.66%	11/05/07
Investment Company 2030 Retirement	(0.69)%	8.27%	N/A	4.92%	11/05/07
Investment Company 2035 Retirement	(0.85)%	8.53%	N/A	4.72%	11/05/07
Investment Company 2040 Retirement	(1.11)%	8.49%	N/A	4.80%	11/05/07
Investment Company 2045 Retirement	(1.16)%	8.42%	N/A	4.70%	11/05/07
Investment Company 2050 Retirement	(1.20)%	N/A	N/A	10.10%	10/01/12
Investment Company Conservative Allocation	(0.04)%	4.96%	4.88%	4.66%	05/20/03
Investment Company Moderate Allocation	(0.31)%	7.05%	5.76%	6.30%	05/20/03
Investment Company Aggressive Allocation	(0.85)%	8.55%	6.24%	7.47%	05/20/03
Fidelity VIP Equity-Income	(4.32)%	9.21%	4.80%	6.89%	05/01/95
Fidelity VIP Asset Manager	(0.24)%	5.67%	5.34%	5.92%	05/01/95
Fidelity VIP Contrafund	0.34%	10.49%	6.84%	9.63%	05/01/95
Fidelity VIP Mid Cap	(1.75)%	7.52%	7.21%	8.24%	07/01/05
Vanguard VIF Diversified Value	(2.84)%	10.37%	5.75%	5.71%	07/01/05
Vanguard VIF International	(1.26)%	3.10%	4.40%	5.77%	07/01/05
Vanguard VIF REIT Index	1.74%	N/A	N/A	10.23%	08/05/13
American Century VP Capital Appreciation	1.71%	9.10%	9.71%	8.07%	01/03/89
American Funds Insurance Series New World	(3.42)%	N/A	N/A	(1.80)%	08/05/13
Calvert VP SRI Balanced	(2.65)%	7.35%	4.13%	5.70%	05/13/91
Deutsche Variable Series I Capital Growth VIP	8.10%	12.30%	7.76%	8.35%	01/03/89
Oppenheimer Main Street Fund®/VA	2.84%	11.42%	6.31%	6.61%	07/01/05
PIMCO VIT Real Return	(3.02)%	N/A	N/A	(1.14)%	08/05/13
T. Rowe Price Blue Chip Growth	10.68%	N/A	N/A	14.59%	08/05/13

** Returns reflect the deduction of Tier 2 Reduced Fee charges for the period July 1, 2015 through December 31, 2015, the actual Reduced Fee in effect for the period July 1, 2005 through June 30, 2015, and the actual standard charges in effect for periods prior to July 1, 2005 excluding the $2 monthly charge.

Average Annual Total Returns (Tier 3 Reduced Separate Account Annual Expenses)***

For the Periods Ended December 31, 2015

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	0.64%	11.70%	6.49%	7.82%	02/05/93
Investment Company All America	(0.63)%	10.37%	6.26%	9.15%	01/01/85
Investment Company Small Cap Value	(3.98)%	7.50%	6.55%	6.95%	07/01/05
Investment Company Small Cap Growth	(2.97)%	7.83%	6.70%	6.89%	07/01/05
Investment Company Mid Cap Value	(3.92)%	8.17%	5.41%	5.79%	07/01/05
Investment Company Mid-Cap Equity Index	(2.95)%	9.82%	7.34%	8.15%	05/03/99
Investment Company Composite	0.20%	7.35%	5.29%	7.45%	01/01/85
Investment Company International	(1.22)%	2.53%	N/A	(1.55)%	11/05/07
Investment Company Money Market	(0.70)%	(0.74)%	0.55%	2.99%	01/01/85
Investment Company Mid-Term Bond	0.01%	1.95%	3.81%	4.00%	02/05/93

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Bond	(0.26)%	3.12%	4.30%	5.98%	01/01/85
Investment Company Retirement Income	(0.10)%	4.59%	N/A	4.32%	11/05/07
Investment Company 2010 Retirement	(0.20)%	5.66%	N/A	4.37%	11/05/07
Investment Company 2015 Retirement	(0.33)%	6.21%	N/A	4.33%	11/05/07
Investment Company 2020 Retirement	(0.46)%	6.85%	N/A	4.43%	11/05/07
Investment Company 2025 Retirement	(0.70)%	7.61%	N/A	4.59%	11/05/07
Investment Company 2030 Retirement	(0.82)%	8.15%	N/A	4.84%	11/05/07
Investment Company 2035 Retirement	(0.97)%	8.42%	N/A	4.65%	11/05/07
Investment Company 2040 Retirement	(1.23)%	8.38%	N/A	4.73%	11/05/07
Investment Company 2045 Retirement	(1.28)%	8.31%	N/A	4.63%	11/05/07
Investment Company 2050 Retirement	(1.32)%	N/A	N/A	9.96%	10/01/12
Investment Company Conservative Allocation	(0.16)%	4.87%	4.83%	4.62%	05/20/03
Investment Company Moderate Allocation	(0.44)%	6.95%	5.70%	6.26%	05/20/03
Investment Company Aggressive Allocation	(0.97)%	8.45%	6.18%	7.43%	05/20/03
Fidelity VIP Equity-Income	(4.43)%	9.10%	4.74%	6.86%	05/01/95
Fidelity VIP Asset Manager	(0.36)%	5.56%	5.28%	5.89%	05/01/95
Fidelity VIP Contrafund	0.21%	10.37%	6.78%	9.60%	05/01/95
Fidelity VIP Mid Cap	(1.87)%	7.40%	7.14%	8.18%	07/01/05
Vanguard VIF Diversified Value	(2.96)%	10.26%	5.69%	5.66%	07/01/05
Vanguard VIF International	(1.38)%	3.00%	4.35%	5.72%	07/01/05
Vanguard VIF REIT Index	1.62%	N/A	N/A	10.12%	08/05/13
American Century VP Capital Appreciation	1.58%	8.99%	9.65%	8.05%	01/03/89
American Funds Insurance Series New World	(3.53)%	N/A	N/A	(1.90)%	08/05/13
Calvert VP SRI Balanced	(2.77)%	7.24%	4.07%	5.68%	05/13/91
Deutsche Variable Series I Capital Growth VIP	7.97%	12.19%	7.70%	8.33%	01/03/89
Oppenheimer Main Street Fund®/VA	2.71%	11.31%	6.25%	6.55%	07/01/05
PIMCO VIT Real Return	(3.10)%	N/A	N/A	(1.24)%	08/05/13
T. Rowe Price Blue Chip Growth	10.54%	N/A	N/A	14.47%	08/05/13

*** Returns reflect the deduction of Tier 3 Reduced Fee charges for the periods August 1, 2010 through December 31, 2015, the actual Reduced Fee in effect for the period July 1, 2005 through July 31, 2010, and the actual standard charges in effect for periods prior to July 1, 2005 excluding the $2 monthly charge.

The standard current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2015 was (1.10)%. The Tier 1 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2015 was (0.23)%. The Tier 2 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2015 was (0.35)%. The Tier 3 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2015 was (0.50)%.

The returns for the All America Fund (previously called the “Stock Fund”) prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The All America Fund adopted its current asset allocation model as of May 1, 2014, and returns prior to that date reflect the results of the prior asset allocation model.

The Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund adopted their respective asset allocation models as of May 1, 2014, and returns prior to that date reflect the results of their respective prior asset allocation models.

The inception dates are for the Funds in Separate Account No. 2.

In the above tables, we did not deduct the $2.00 monthly contract fee from each Separate Account Fund. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant’s actual allocation of Account Balance.

If you have Account Balance in the General Account, the monthly contract fee would be deducted from the General Account, not any Separate Account Fund. If you do not have Account Balance allocated to the General Account, but you do have Account Balance allocated to more than one Fund of the Separate Account, the fee would only be deducted from one of the Funds so that an illustration of total return figures of the other Funds could be lower than shown above.

If you do not have any Account Balance in the General Account, we will deduct the $2.00 monthly charge from your Account Balance allocated to one or more of the Separate Account Funds, in the following order:

(a)	Investment Company Money Market Fund (except if redemption of shares has been suspended),

(b)	Investment Company Mid-Term Bond Fund,

(c)	Investment Company Bond Fund,

(d)	Investment Company Composite Fund,

(e)	Fidelity VIP Asset Manager Portfolio,

(f)	Calvert VP SRI Balanced Portfolio,

(g)	Fidelity VIP Equity-Income Portfolio,

(h)	Investment Company All America Fund,

(i)	Investment Company Equity Index Fund,

(j)	Investment Company Mid-Cap Equity Index Fund,

(k)	Fidelity VIP Contrafund® Portfolio,

(l)	Deutsche Variable Series I Capital Growth VIP,

(m)	American Century VP Capital Appreciation Fund,

(n)	Investment Company Conservative Allocation Fund,

(o)	Investment Company Moderate Allocation Fund,

(p)	Investment Company Aggressive Allocation Fund,

(q)	Investment Company Small Cap Value Fund,

(r)	Investment Company Small Cap Growth Fund,

(s)	Investment Company Mid Cap Value Fund,

(t)	Fidelity VIP Mid Cap Portfolio,

(u)	Oppenheimer Main Street Fund®/VA,

(v)	Vanguard VIF Diversified Value Portfolio,

(w)	Vanguard VIF International Portfolio,

(x)	Investment Company International Fund

(y)	Investment Company Retirement Income Fund,

(z)	Investment Company 2010 Retirement Fund,

(aa)	Investment Company 2015 Retirement Fund,

(bb)	Investment Company 2020 Retirement Fund,

(cc)	Investment Company 2025 Retirement Fund,

(dd)	Investment Company 2030 Retirement Fund,

(ee)	Investment Company 2035 Retirement Fund,

(ff)	Investment Company 2040 Retirement Fund,

(gg)	Investment Company 2045 Retirement Fund,

(hh)	Investment Company 2050 Retirement Fund,

(ii)	Investment Company 2055 Retirement Fund,

(jj)	American Funds Insurance Series New World Fund®,

(kk)	PIMCO VIT Real Return Portfolio,

(ll)	T. Rowe Price Blue Chip Growth Portfolio, and

(mm)	Vanguard VIF REIT Index Portfolio.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Fund. Total return and yield for a Fund will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Participants, we also may compare a Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

See “Performance Information for the Separate Accounts” in the Prospectus.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Separate Account Funds.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Financial Services (“Superintendent”) as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and records are subject to review and examination by the Superintendent and the Superintendent’s agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies.

Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS

Prior to your Annuity Commencement Date, we will provide you, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

(1)	Amounts added to your Account Balance, which will be Deferred Compensation deposits under 457 Contracts or Contributions under Thrift, IRA, FPA and TDA Contracts made by you or on your behalf, including

•	the allocation of contributed amounts to the Separate and General Accounts;

•	the date Deferred Compensation was deducted from your salary or the Contribution was made, as well as any designation of the Contribution as a Designated Roth Contribution (if permitted by your Plan); and

•	the date the amount was credited to your account.

(3)	Interest accrued on amounts allocated for you to the General Account.

(4)	The number and dollar value of Accumulation Units credited to you in each Fund of the Separate Account;

(5)	The total amounts of all withdrawals and transfers from the General Account and each Fund; and

(6)	Any change in your plan’s status with respect to eligibility for the Reduced Fee.

We have advised Employers that they should remit your Contributions to us within seven days of the date the Contribution was withheld from your pay.

The statement we send to you also will specify your Account Balance available to provide a periodic benefit, cash return or death benefit. We will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account and showing the schedules of investments held in each Underlying Fund.

LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts and certain legal matters relating to Federal securities laws, have been passed upon by James J. Roth, Senior Executive Vice President and General Counsel of Mutual of America.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2015 and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2015 and 2014, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2015, have been included herein in reliance upon the reports of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report, dated March 16, 2016, covering the December 31, 2015, 2014 and 2013 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION

We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2015 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2015 and 2014, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2015, have been included herein in reliance upon the reports of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report, dated March 16, 2016, covering the December 31, 2015, 2014 and 2013 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

When you allocate Account Balance to the Separate Account Funds, the value of the Account Balance in those Funds is impacted primarily by the investment results of the Underlying Fund(s).

Financial statements of the Separate Account for 2015 are included as follows:

Financial Statements of Mutual of America for 2015, 2014 and 2013 are included as follows:

You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Mutual of America Life Insurance Company and

Contract Owners of Mutual of America Separate Account No. 2:

We have audited the accompanying statements of assets and liabilities of Mutual of America Separate Account No. 2 (comprising the sub-accounts listed in Note 1 of the notes to the financial statements and collectively referred to as the “Separate Account”) as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the underlying mutual funds or their transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 26, 2016

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Investment Company
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
Equity Index Fund—$347,717,850
All America Fund—$215,247,926
Small Cap Value Fund—$146,894,395
Small Cap Growth Fund— $188,612,673)

(Notes 1 and 2)	$518,871,330	$237,819,926	$175,886,700	$205,316,265
Due From (To) Mutual of America General Account	(256,252)	18,992	(278,474)	(235,995)

Net Assets	$518,615,078	$237,838,918	$175,608,226	$205,080,270

Tier 1 Reduced Fee Units:
Net Assets	$61,429,622	$27,102,938	$19,648,312	$21,950,671

Units Outstanding	10,864,210	1,692,329	9,641,474	10,835,883

Unit Value(1)	$5.654	$16.015	$2.038	$2.026

Tier 2 Reduced Fee Units:
Net Assets	$87,486,571	$32,004,607	$28,904,933	$33,831,757

Units Outstanding	15,479,642	1,999,309	14,190,078	16,708,699

Unit Value(1)	$5.652	$16.008	$2.037	$2.025

Tier 3 Reduced Fee Units:
Net Assets	$86,350,861	$32,969,055	$33,110,458	$37,539,436

Units Outstanding	15,361,702	2,070,753	16,346,347	18,643,955

Unit Value(1)	$5.621	$15.921	$2.026	$2.013

Standard Units:
Net Assets	$283,348,024	$145,762,318	$93,944,523	$111,758,406

Units Outstanding	53,148,177	9,653,360	48,898,725	58,518,964

Unit Value(1)	$5.331	$15.100	$1.921	$1.910

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Investment Company
	Mid-Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Mid Cap Value Fund—$44,567,699 Mid-Cap Equity Index Fund—$293,351,205 Composite Fund—$127,255,154 International Fund—$18,226,979)
(Notes 1 and 2)	$49,585,458	$373,275,996	$154,815,675	$18,876,491
Due From (To) Mutual of America General Account	8,875	(718,294)	15,869	18,615

Net Assets	$49,594,333	$372,557,702	$154,831,544	$18,895,106

Tier 1 Reduced Fee Units:
Net Assets	$6,145,532	$38,830,488	$15,221,170	$2,453,181

Units Outstanding	3,381,171	10,450,667	1,634,587	2,771,380

Unit Value(1)	$1.818	$3.716	$9.312	$0.885

Tier 2 Reduced Fee Units:
Net Assets	$7,787,112	$67,770,124	$22,948,147	$4,259,712

Units Outstanding	4,286,287	18,247,614	2,465,451	4,814,447

Unit Value(1)	$1.817	$3.714	$9.308	$0.885

Tier 3 Reduced Fee Units:
Net Assets	$9,124,335	$61,201,814	$20,514,876	$4,082,790

Units Outstanding	5,050,042	16,569,620	2,215,559	4,639,803

Unit Value(1)	$1.807	$3.694	$9.259	$0.880

Standard Units:
Net Assets	$26,537,354	$204,755,276	$96,147,351	$8,099,423

Units Outstanding	15,486,087	58,446,250	10,950,941	9,613,912

Unit Value(1)	$1.714	$3.503	$8.780	$0.842

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Investment Company
	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Money Market Fund—$45,628,469 Mid-Term Bond Fund—$104,377,553 Bond Fund—$223,184,558 Retirement Income Fund—$35,473,815)
(Notes 1 and 2)	$46,112,481	$107,981,081	$229,553,714	$35,751,796
Due From (To) Mutual of America General Account	(42,157)	(138,258)	(21,643)	(61,554)

Net Assets	$46,070,324	$107,842,823	$229,532,071	$35,690,242

Tier 1 Reduced Fee Units:
Net Assets	$5,309,511	$12,440,828	$24,119,094	$4,942,626

Units Outstanding	2,116,510	5,036,224	3,758,730	3,478,256

Unit Value(1)	$2.509	$2.470	$6.417	$1.421

Tier 2 Reduced Fee Units:
Net Assets	$9,702,497	$23,838,933	$46,667,654	$9,740,600

Units Outstanding	3,869,315	9,654,458	7,275,787	6,857,607

Unit Value(1)	$2.508	$2.469	$6.414	$1.420

Tier 3 Reduced Fee Units:
Net Assets	$7,991,401	$17,851,444	$42,899,198	$5,481,463

Units Outstanding	3,204,068	7,265,273	6,722,101	3,880,679

Unit Value(1)	$2.494	$2.457	$6.382	$1.413

Standard Units:
Net Assets	$23,066,915	$53,711,618	$115,846,125	$15,525,553

Units Outstanding	9,754,546	23,061,370	19,149,120	11,480,679

Unit Value(1)	$2.365	$2.329	$6.050	$1.352

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Investment Company
	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2010 Retirement Fund—$17,402,923
2015 Retirement Fund—$92,501,828
2020 Retirement Fund—$219,518,403
2025 Retirement Fund—$220,663,077)

(Notes 1 and 2)	$17,879,927	$99,364,502	$242,537,183	$252,027,163
Due From (To) Mutual of America General Account	2,361	(106,988)	(308,022)	37,087

Net Assets	$17,882,288	$99,257,514	$242,229,161	$252,064,250

Tier 1 Reduced Fee Units:
Net Assets	$2,781,373	$12,417,523	$34,852,853	$34,185,351

Units Outstanding	1,975,178	8,893,755	24,966,871	23,883,476

Unit Value(1)	$1.408	$1.396	$1.396	$1.431

Tier 2 Reduced Fee Units:
Net Assets	$3,771,378	$21,538,038	$52,712,686	$57,232,012

Units Outstanding	2,679,371	15,432,750	37,777,123	40,002,357

Unit Value(1)	$1.408	$1.396	$1.395	$1.431

Tier 3 Reduced Fee Units:
Net Assets	$3,037,667	$18,502,021	$51,094,943	$54,090,029

Units Outstanding	2,170,325	13,332,407	36,825,927	38,021,177

Unit Value(1)	$1.400	$1.388	$1.387	$1.423

Standard Units:
Net Assets	$8,291,870	$46,799,932	$103,568,679	$106,556,858

Units Outstanding	6,187,510	35,223,035	77,960,167	78,227,824

Unit Value(1)	$1.340	$1.329	$1.328	$1.362

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Investment Company
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2030 Retirement Fund—$174,267,263
2035 Retirement Fund—$143,056,232
2040 Retirement Fund—$118,671,040
2045 Retirement Fund—$142,598,590)

(Notes 1 and 2)	$202,793,555	$167,182,077	$140,450,061	$171,310,061
Due From (To) Mutual of America General Account	148,106	180,793	122,957	130,055

Net Assets	$202,941,661	$167,362,870	$140,573,018	$171,440,116

Tier 1 Reduced Fee Units:
Net Assets	$27,132,895	$21,459,010	$17,332,262	$19,172,804

Units Outstanding	18,502,788	14,718,114	11,938,069	13,333,188

Unit Value(1)	$1.466	$1.458	$1.452	$1.438

Tier 2 Reduced Fee Units:
Net Assets	$46,613,808	$37,423,823	$36,279,993	$46,791,063

Units Outstanding	31,801,541	25,679,436	24,999,892	32,554,109

Unit Value(1)	$1.466	$1.457	$1.451	$1.437

Tier 3 Reduced Fee Units:
Net Assets	$48,396,152	$42,142,678	$33,610,068	$42,247,302

Units Outstanding	33,205,317	29,082,288	23,291,526	29,560,705

Unit Value(1)	$1.457	$1.449	$1.443	$1.429

Standard Units:
Net Assets	$80,798,806	$66,337,359	$53,350,695	$63,228,947

Units Outstanding	57,899,274	47,810,098	38,612,952	46,204,903

Unit Value(1)	$1.396	$1.388	$1.382	$1.368

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Investment Company
	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2050 Retirement Fund—$53,078,628
Conservative Allocation Fund—$81,476,663
Moderate Allocation Fund—$195,331,440
Aggressive Allocation Fund—$143,944,914)

(Notes 1 and 2)	$53,755,779	$85,792,701	$229,236,810	$181,266,625
Due From (To) Mutual of America General Account	183,692	26,751	88,170	77,399

Net Assets	$53,939,471	$85,819,452	$229,324,980	$181,344,024

Tier 1 Reduced Fee Units:
Net Assets	$5,152,993	$9,122,322	$27,922,162	$21,477,310

Units Outstanding	3,766,367	5,129,476	12,903,551	8,639,012

Unit Value(1)	$1.368	$1.778	$2.164	$2.486

Tier 2 Reduced Fee Units:
Net Assets	$14,764,150	$15,690,640	$43,166,676	$35,860,609

Units Outstanding	10,796,130	8,826,649	19,957,076	14,430,811

Unit Value(1)	$1.368	$1.778	$2.163	$2.485

Tier 3 Reduced Fee Units:
Net Assets	$13,932,992	$17,521,720	$47,265,922	$39,370,148

Units Outstanding	10,232,906	9,905,797	21,964,831	15,926,648

Unit Value(1)	$1.362	$1.769	$2.152	$2.472

Standard Units:
Net Assets	$20,089,336	$43,484,770	$110,970,220	$84,635,957

Units Outstanding	15,045,894	25,935,771	54,386,982	36,104,171

Unit Value(1)	$1.335	$1.677	$2.040	$2.344

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio

Investments in Fidelity VIP Portfolios
at fair value
(Cost:
Fidelity VIP Equity-Income Portfolio—$250,176,507
Fidelity VIP Asset Manager Portfolio—$129,279,207
Fidelity VIP Contrafund Portfolio—$500,009,064
Fidelity VIP Mid Cap Portfolio—$155,423,456)

(Notes 1 and 2)	$238,357,068	$137,379,707	$656,072,787	$163,258,849
Due From (To) Mutual of America General Account	46,771	(5,633)	81,662	(21,859)

Net Assets	$238,403,839	$137,374,074	$656,154,449	$163,236,990

Tier 1 Reduced Fee Units:
Net Assets	$28,651,693	$16,640,450	$79,698,957	$21,350,928

Units Outstanding	442,850	360,293	1,040,672	303,624

Unit Value(1)	$64.702	$46.180	$76.612	$70.324

Tier 2 Reduced Fee Units:
Net Assets	$42,834,577	$28,219,241	$103,269,325	$29,516,571

Units Outstanding	662,365	611,257	1,349,061	419,938

Unit Value(1)	$64.672	$46.160	$76.577	$70.292

Tier 3 Reduced Fee Units:
Net Assets	$43,306,585	$26,085,848	$111,138,496	$31,690,335

Units Outstanding	673,484	568,264	1,460,146	453,447

Unit Value(1)	$64.306	$45.899	$76.143	$69.891

Standard Units:
Net Assets	$123,610,984	$66,428,535	$362,047,671	$80,679,156

Units Outstanding	2,026,395	1,525,469	5,014,228	1,216,922

Unit Value(1)	$61.004	$43.541	$72.231	$66.301

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Vanguard			American Century
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF REIT Index Portfolio	VP Capital Appreciation Fund

Investments in Vanguard VIF Portfolios and
American Century VP Capital Appreciation Fund
at fair value
(Cost:
Vanguard VIF Diversified Value Portfolio—$137,810,842
Vanguard VIF International Portfolio—$233,238,712
Vanguard VIF REIT Index Portfolio—$37,188,290
American Century VP Capital
Appreciation Fund—$250,117,609)

(Notes 1 and 2)	$156,022,837	$251,189,765	$38,312,977	$291,960,089
Due From (To) Mutual of America General Account	192,543	121,498	6,225	118,487

Net Assets	$156,215,380	$251,311,263	$38,319,202	$292,078,576

Tier 1 Reduced Fee Units:
Net Assets	$18,070,537	$31,542,440	$3,599,158	$32,478,646

Units Outstanding	721,023	1,182,124	230,760	785,417

Unit Value(1)	$25.082	$26.675	$15.597	$41.352

Tier 2 Reduced Fee Units:
Net Assets	$26,671,344	$48,212,058	$5,686,815	$44,691,384

Units Outstanding	1,064,687	1,807,681	364,775	1,081,250

Unit Value(1)	$25.071	$26.663	$15.590	$41.333

Tier 3 Reduced Fee Units:
Net Assets	$30,780,456	$48,816,120	$7,816,491	$50,787,560

Units Outstanding	1,235,271	1,840,168	502,640	1,235,742

Unit Value(1)	$24.938	$26.520	$15.551	$41.099

Standard Units:
Net Assets	$80,693,043	$122,740,645	$21,216,738	$164,120,986

Units Outstanding	3,414,581	4,878,465	1,383,996	4,209,107

Unit Value(1)	$23.651	$25.152	$15.330	$38.992

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	American Funds	Calvert	Deutsche
	New World Fund	VP SRI Balanced Portfolio	Capital Growth VIP

Investments in American Funds New World Fund,
Calvert VP SRI Balanced Portfolio and
Deutsche Capital Growth VIP
at fair value
(Cost:
American Funds New World Fund—$6,078,863
Calvert VP SRI Balanced Portfolio—$102,034,086
Deutsche Capital Growth VIP—$211,273,749)

(Notes 1 and 2)	$5,135,411	$110,107,761	$305,072,890
Due From (To) Mutual of America General Account	4,410	30,520	69,148

Net Assets	$5,139,821	$110,138,281	$305,142,038

Tier 1 Reduced Fee Units:
Net Assets	$604,065	$9,464,269	$37,418,814

Units Outstanding	26,855	1,827,970	504,586

Unit Value(1)	$22.494	$5.177	$74.157

Tier 2 Reduced Fee Units:
Net Assets	$734,605	$19,057,438	$48,026,719

Units Outstanding	32,673	3,682,443	647,929

Unit Value(1)	$22.484	$5.175	$74.123

Tier 3 Reduced Fee Units:
Net Assets	$1,371,336	$18,458,016	$46,815,636

Units Outstanding	61,144	3,585,157	634,988

Unit Value(1)	$22.428	$5.148	$73.727

Standard Units:
Net Assets	$2,429,815	$63,158,558	$172,880,869

Units Outstanding	109,901	12,937,415	2,472,419

Unit Value(1)	$22.109	$4.882	$69.924

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	Oppenheimer	PIMCO	T. Rowe Price
	Main Street Fund/VA	VIT Real Return Portfolio	Blue Chip Growth Portfolio

Investments in Oppenheimer Main Street Fund/VA, PIMCO
VIT Real Return Portfolio and T. Rowe Price
Blue Chip Growth Portfolio
at fair value
(Cost:
Oppenheimer Main Street Fund/VA—$34,955,374
PIMCO VIT Real Return Portfolio—$14,769,737
T. Rowe Price Blue Chip Growth Portfolio—$74,178,630)

(Notes 1 and 2)	$41,027,212	$13,569,446	$79,549,247
Due From (To) Mutual of America General Account	35,531	8,094	419,016

Net Assets	$41,062,743	$13,577,540	$79,968,263

Tier 1 Reduced Fee Units:
Net Assets	$5,280,619	$984,406	$7,495,719

Units Outstanding	131,687	76,506	328,719

Unit Value(1)	$40.100	$12.867	$22.803

Tier 2 Reduced Fee Units:
Net Assets	$7,441,779	$2,997,714	$12,367,529

Units Outstanding	185,666	233,089	542,618

Unit Value(1)	$40.082	$12.861	$22.792

Tier 3 Reduced Fee Units:
Net Assets	$8,483,061	$3,168,672	$12,579,514

Units Outstanding	212,778	246,992	553,343

Unit Value(1)	$39.868	$12.829	$22.734

Standard Units:
Net Assets	$19,857,284	$6,426,748	$47,525,501

Units Outstanding	525,182	508,459	2,120,495

Unit Value(1)	$37.810	$12.640	$22.412

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2015

	Investment Company
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$8,408,946	$3,380,415	$1,558,332	$—	$581,627	$4,459,812
Expenses (Note 3)	4,724,171	2,342,756	1,666,523	1,969,404	487,695	3,581,561

Net Investment Income (Loss)	3,684,775	1,037,659	(108,191)	(1,969,404)	93,932	878,251

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	17,406,539	3,716,002	3,921,433	3,683,035	2,120,741	10,849,274
Realized gain from distributions	18,747,331	15,757,683	11,483,726	26,524,364	3,169,371	24,606,206

Net realized gain (loss) on investments	36,153,870	19,473,685	15,405,159	30,207,399	5,290,112	35,455,480

Net change in unrealized appreciation (depreciation) on investments	(37,589,966)	(22,660,296)	(23,110,570)	(35,976,293)	(7,479,954)	(48,758,279)

Net Realized and Unrealized Gain (Loss) on Investments	(1,436,096)	(3,186,611)	(7,705,411)	(5,768,894)	(2,189,842)	(13,302,799)

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,248,679	$(2,148,952)	$(7,813,602)	$(7,738,298)	$(2,095,910)	$(12,424,548)

	Investment Company
	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$3,399,388	$489,564	$—	$2,588,201	$7,483,214	$600,815
Expenses (Note 3)	1,517,077	150,893	423,503	964,636	2,090,235	276,402

Net Investment Income (Loss)	1,882,311	338,671	(423,503)	1,623,565	5,392,979	324,413

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	3,128,024	134,961	161,716	720,943	1,353,360	392,203
Realized gain from distributions	1,185,570	6,084	—	382,201	380,338	867,598

Net realized gain (loss) on investments	4,313,594	141,045	161,716	1,103,144	1,733,698	1,259,801

Net change in unrealized appreciation (depreciation) on investments	(6,361,157)	(858,053)	(221,674)	(2,947,242)	(8,294,959)	(1,730,601)

Net Realized and Unrealized Gain (Loss) on Investments	(2,047,563)	(717,008)	(59,958)	(1,844,098)	(6,561,261)	(470,800)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(165,252)	$(378,337)	$(483,461)	$(220,533)	$(1,168,282)	$(146,387)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2015

	Investment Company
	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$396,254	$2,106,544	$4,030,295	$3,781,761	$2,913,241	$2,262,628
Expenses (Note 3)	152,357	855,793	1,851,733	1,899,958	1,486,571	1,231,825

Net Investment Income (Loss)	243,897	1,250,751	2,178,562	1,881,803	1,426,670	1,030,803

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	231,958	1,920,809	1,831,424	1,027,744	638,775	766,446
Realized gain from distributions	960,943	5,579,700	9,596,438	8,255,345	6,906,998	5,417,593

Net realized gain (loss) on investments	1,192,901	7,500,509	11,427,862	9,283,089	7,545,773	6,184,039

Net change in unrealized appreciation (depreciation) on investments	(1,524,545)	(9,380,822)	(15,787,433)	(14,095,499)	(11,436,543)	(9,510,332)

Net Realized and Unrealized Gain (Loss) on Investments	(331,644)	(1,880,313)	(4,359,571)	(4,812,410)	(3,890,770)	(3,326,293)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(87,747)	$(629,562)	$(2,181,009)	$(2,930,607)	$(2,464,100)	$(2,295,490)

	Investment Company
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$1,847,293	$2,312,018	$341,361	$1,791,672	$4,733,863	$3,400,070
Expenses (Note 3)	1,035,473	1,265,716	322,542	753,923	1,975,215	1,563,680

Net Investment Income (Loss)	811,820	1,046,302	18,819	1,037,749	2,758,648	1,836,390

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	777,376	572,727	74,242	773,692	2,580,188	2,159,222
Realized gain from distributions	5,079,912	6,171,195	662,169	2,610,083	11,362,462	12,290,537

Net realized gain (loss) on investments	5,857,288	6,743,922	736,411	3,383,775	13,942,650	14,449,759

Net change in unrealized appreciation (depreciation) on investments	(9,078,907)	(10,761,751)	(1,948,339)	(4,875,545)	(18,426,236)	(18,528,700)

Net Realized and Unrealized Gain (Loss) on Investments	(3,221,619)	(4,017,829)	(1,211,928)	(1,491,770)	(4,483,586)	(4,078,941)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,409,799)	$(2,971,527)	$(1,193,109)	$(454,021)	$(1,724,938)	$(2,242,551)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2015

	Fidelity				Vanguard
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio	VIF Diversified Value Portfolio	VIF International Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$8,026,964	$2,256,635	$7,019,605	$858,902	$4,202,928	$4,918,940
Expenses (Note 3)	1,999,625	1,082,532	5,438,969	1,315,204	1,429,665	2,250,637

Net Investment Income (Loss)	6,027,339	1,174,103	1,580,636	(456,302)	2,773,263	2,668,303

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	902,016	1,681,734	14,778,561	1,572,262	3,192,701	1,733,172
Realized gain from distributions	24,656,523	9,872,824	61,561,277	20,440,299	10,859,066	4,040,558

Net realized gain (loss) on investments	25,558,539	11,554,558	76,339,838	22,012,561	14,051,767	5,773,730

Net change in unrealized appreciation (depreciation) on investments	(43,688,381)	(13,563,630)	(78,293,793)	(25,154,688)	(22,238,934)	(12,544,556)

Net Realized and Unrealized Gain (Loss) on Investments	(18,129,842)	(2,009,072)	(1,953,955)	(3,142,127)	(8,187,167)	(6,770,826)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(12,102,503)	$(834,969)	$(373,319)	$(3,598,429)	$(5,413,904)	$(4,102,523)

	Vanguard	American Century	American Funds	Calvert	Deutsche	Oppenheimer
	VIF REIT Index Portfolio	VP Capital Appreciation Fund	New World Fund	VP SRI Balanced Portfolio	Capital Growth VIP	Main Street Fund/VA
Investment Income and Expenses:
Dividend Income (Note 1)	$897,402	$—	$41,370	$133,700	$2,007,799	$367,856
Expenses (Note 3)	394,631	1,979,159	38,696	1,050,198	2,635,174	338,092

Net Investment Income (Loss)	502,771	(1,979,159)	2,674	(916,498)	(627,375)	29,764

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	93,111	4,002,047	(83,221)	864,684	4,368,716	1,027,040
Realized gain from distributions	1,698,272	19,347,660	252,632	480,879	37,167,688	6,006,441

Net realized gain (loss) on investments	1,791,383	23,349,707	169,411	1,345,563	41,536,404	7,033,481

Net change in unrealized appreciation (depreciation) on investments	(2,954,999)	(18,725,114)	(380,410)	(3,966,587)	(19,894,645)	(6,121,380)

Net Realized and Unrealized Gain (Loss) on Investments	(1,163,616)	4,624,593	(210,999)	(2,621,024)	21,641,759	912,101

Net Increase (Decrease) in Net Assets Resulting From Operations	$(660,845)	$2,645,434	$(208,325)	$(3,537,522)	$21,014,384	$941,865

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2015

	PIMCO	T. Rowe Price
	VIT Real Return Portfolio	Blue Chip Growth Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$604,443	$—
Expenses (Note 3)	107,271	346,332

Net Investment Income (Loss)	497,172	(346,332)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	(91,067)	273,006
Realized gain from distributions	—	—

Net realized gain (loss) on investments	(91,067)	273,006

Net change in unrealized appreciation (depreciation) on investments	(908,250)	3,634,164

Net Realized and Unrealized Gain (Loss) on Investments	(999,317)	3,907,170

Net Increase (Decrease) in Net Assets Resulting From Operations	$(502,145)	$3,560,838

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,684,775	$3,025,030	$1,037,659	$771,274	$(108,191)	$705,770
Net realized gain (loss) on investments	36,153,870	13,074,091	19,473,685	23,319,522	15,405,159	25,349,121
Net change in unrealized appreciation (depreciation) on investments	(37,589,966)	41,645,774	(22,660,296)	126,435	(23,110,570)	(18,095,142)

Net Increase (Decrease) in net assets resulting from operations	2,248,679	57,744,895	(2,148,952)	24,217,231	(7,813,602)	7,959,749

From Unit Transactions:
Contributions	45,450,972	38,536,324	12,659,515	11,597,682	13,449,376	13,045,593
Withdrawals	(51,313,006)	(40,210,226)	(24,831,875)	(23,805,985)	(18,510,902)	(17,001,385)
Net transfers	(16,459,965)	25,533,599	(5,709,717)	(7,564,939)	(7,450,307)	(13,868,023)
Contract fees (Note 3)	(74,771)	(57,611)	(54,562)	(46,828)	(14,139)	(11,914)

Net Increase (Decrease) from unit transactions	(22,396,770)	23,802,086	(17,936,639)	(19,820,070)	(12,525,972)	(17,835,729)

Net Increase (Decrease) in Net Assets	(20,148,091)	81,546,981	(20,085,591)	4,397,161	(20,339,574)	(9,875,980)
Net Assets:
Beginning of Year	538,763,169	457,216,188	257,924,509	253,527,348	195,947,800	205,823,780

End of Year	$518,615,078	$538,763,169	$237,838,918	$257,924,509	$175,608,226	$195,947,800

	Investment Company
	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,969,404)	$(1,878,649)	$93,932	$(57,735)	$878,251	$219,962
Net realized gain (loss) on investments	30,207,399	26,148,076	5,290,112	4,614,750	35,455,480	27,520,146
Net change in unrealized appreciation (depreciation) on investments	(35,976,293)	(15,553,930)	(7,479,954)	1,416,182	(48,758,279)	5,005,874

Net Increase (Decrease) in net assets resulting from operations	(7,738,298)	8,715,497	(2,095,910)	5,973,197	(12,424,548)	32,745,982

From Unit Transactions:
Contributions	17,604,562	16,714,690	6,671,975	5,701,720	33,639,051	32,223,487
Withdrawals	(21,529,744)	(19,734,587)	(5,847,650)	(4,192,536)	(39,585,132)	(31,477,233)
Net transfers	1,394,043	(28,405,462)	(6,837,204)	6,742,344	(13,573,504)	(18,463,419)
Contract fees (Note 3)	(4,365)	(3,224)	(1,795)	(1,263)	(38,916)	(30,920)

Net Increase (Decrease) from unit transactions	(2,535,504)	(31,428,583)	(6,014,674)	8,250,265	(19,558,501)	(17,748,085)

Net Increase (Decrease) in Net Assets	(10,273,802)	(22,713,086)	(8,110,584)	14,223,462	(31,983,049)	14,997,897
Net Assets:
Beginning of Year	215,354,072	238,067,158	57,704,917	43,481,455	404,540,751	389,542,854

End of Year	$205,080,270	$215,354,072	$49,594,333	$57,704,917	$372,557,702	$404,540,751

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	Composite Fund		International Fund		Money Market Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,882,311	$1,600,093	$338,671	$116,999	$(423,503)	$(494,827)
Net realized gain (loss) on investments	4,313,594	2,013,098	141,045	343,911	161,716	131,027
Net change in unrealized appreciation (depreciation) on investments	(6,361,157)	8,968,002	(858,053)	(1,728,296)	(221,674)	(207,785)

Net Increase (Decrease) in net assets resulting from operations	(165,252)	12,581,193	(378,337)	(1,267,386)	(483,461)	(571,585)

From Unit Transactions:
Contributions	9,922,755	7,201,031	4,271,405	3,599,465	6,498,889	7,045,649
Withdrawals	(16,457,808)	(12,975,036)	(2,112,234)	(2,070,136)	(8,185,421)	(8,912,458)
Net transfers	(4,294,745)	(700,900)	(14,875)	(1,116,159)	(6,811,820)	(2,532,273)
Contract fees (Note 3)	(46,876)	(39,943)	(751)	(390)	(68,079)	(55,297)

Net Increase (Decrease) from unit transactions	(10,876,674)	(6,514,848)	2,143,545	412,780	(8,566,431)	(4,454,379)

Net Increase (Decrease) in Net Assets	(11,041,926)	6,066,345	1,765,208	(854,606)	(9,049,892)	(5,025,964)
Net Assets:
Beginning of Year	165,873,470	159,807,125	17,129,898	17,984,504	55,120,216	60,146,180

End of Year	$154,831,544	$165,873,470	$18,895,106	$17,129,898	$46,070,324	$55,120,216

	Investment Company
	Mid-Term Bond Fund		Bond Fund		Retirement Income Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,623,565	$1,966,436	$5,392,979	$4,840,996	$324,413	$200,095
Net realized gain (loss) on investments	1,103,144	1,338,866	1,733,698	930,452	1,259,801	866,448
Net change in unrealized appreciation (depreciation) on investments	(2,947,242)	(601,303)	(8,294,959)	6,607,625	(1,730,601)	408,249

Net Increase (Decrease) in net assets resulting from operations	(220,533)	2,703,999	(1,168,282)	12,379,073	(146,387)	1,474,792

From Unit Transactions:
Contributions	11,209,464	11,405,218	23,864,572	23,326,720	12,313,517	8,806,464
Withdrawals	(14,727,698)	(13,730,409)	(31,398,895)	(24,115,655)	(7,873,170)	(3,807,508)
Net transfers	(3,807,865)	(2,550,664)	(7,551,976)	1,322,240	(445,930)	2,988,020
Contract fees (Note 3)	(54,712)	(43,457)	(91,724)	(73,643)	(9,706)	(4,897)

Net Increase (Decrease) from unit transactions	(7,380,811)	(4,919,312)	(15,178,023)	459,662	3,984,711	7,982,079

Net Increase (Decrease) in Net Assets	(7,601,344)	(2,215,313)	(16,346,305)	12,838,735	3,838,324	9,456,871
Net Assets:
Beginning of Year	115,444,167	117,659,480	245,878,376	233,039,641	31,851,918	22,395,047

End of Year	$107,842,823	$115,444,167	$229,532,071	$245,878,376	$35,690,242	$31,851,918

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$243,897	$192,491	$1,250,751	$910,690	$2,178,562	$1,010,898
Net realized gain (loss) on investments	1,192,901	751,653	7,500,509	4,013,300	11,427,862	4,230,231
Net change in unrealized appreciation (depreciation) on investments	(1,524,545)	84,008	(9,380,822)	815,852	(15,787,433)	6,745,405

Net Increase (Decrease) in net assets resulting from operations	(87,747)	1,028,152	(629,562)	5,739,842	(2,181,009)	11,986,534

From Unit Transactions:
Contributions	2,253,815	2,380,822	19,776,054	18,476,998	51,542,696	46,551,970
Withdrawals	(2,162,644)	(2,237,774)	(16,638,930)	(13,965,059)	(27,881,082)	(16,490,790)
Net transfers	(824,369)	623,332	(5,087,610)	1,666,670	6,209,224	5,059,567
Contract fees (Note 3)	(2,892)	(1,725)	(17,514)	(10,192)	(36,894)	(19,153)

Net Increase (Decrease) from unit transactions	(736,090)	764,655	(1,968,000)	6,168,417	29,833,944	35,101,594

Net Increase (Decrease) in Net Assets	(823,837)	1,792,807	(2,597,562)	11,908,259	27,652,935	47,088,128
Net Assets:
Beginning of Year	18,706,125	16,913,318	101,855,076	89,946,817	214,576,226	167,488,098

End of Year	$17,882,288	$18,706,125	$99,257,514	$101,855,076	$242,229,161	$214,576,226

	Investment Company
	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,881,803	$672,310	$1,426,670	$474,544	$1,030,803	$271,106
Net realized gain (loss) on investments	9,283,089	2,982,573	7,545,773	2,504,700	6,184,039	2,251,162
Net change in unrealized appreciation (depreciation) on investments	(14,095,499)	9,463,731	(11,436,543)	8,033,127	(9,510,332)	6,454,678

Net Increase (Decrease) in net assets resulting from operations	(2,930,607)	13,118,614	(2,464,100)	11,012,371	(2,295,490)	8,976,946

From Unit Transactions:
Contributions	56,001,372	47,151,352	46,755,604	37,822,543	40,592,784	34,312,730
Withdrawals	(21,516,637)	(14,925,050)	(14,756,168)	(11,596,422)	(14,433,140)	(9,257,741)
Net transfers	5,703,049	4,152,785	3,623,510	2,581,132	942,710	2,508,302
Contract fees (Note 3)	(44,379)	(22,427)	(45,583)	(22,897)	(46,033)	(22,651)

Net Increase (Decrease) from unit transactions	40,143,405	36,356,660	35,577,363	28,784,356	27,056,321	27,540,640

Net Increase (Decrease) in Net Assets	37,212,798	49,475,274	33,113,263	39,796,727	24,760,831	36,517,586
Net Assets:
Beginning of Year	214,851,452	165,376,178	169,828,398	130,031,671	142,602,039	106,084,453

End of Year	$252,064,250	$214,851,452	$202,941,661	$169,828,398	$167,362,870	$142,602,039

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$811,820	$231,934	$1,046,302	$295,725	$18,819	$(129,841)
Net realized gain (loss) on investments	5,857,288	2,055,941	6,743,922	2,300,408	736,411	64,785
Net change in unrealized appreciation (depreciation) on investments	(9,078,907)	4,990,643	(10,761,751)	6,199,697	(1,948,339)	1,338,205

Net Increase (Decrease) in net assets resulting from operations	(2,409,799)	7,278,518	(2,971,527)	8,795,830	(1,193,109)	1,273,149

From Unit Transactions:
Contributions	34,352,075	27,277,850	41,840,642	34,878,351	29,693,124	16,703,834
Withdrawals	(14,304,225)	(10,213,134)	(17,640,847)	(14,554,155)	(4,825,297)	(1,819,299)
Net transfers	365,203	1,759,290	(1,053,926)	(964,014)	1,654,909	824,928
Contract fees (Note 3)	(45,930)	(23,340)	(86,251)	(46,314)	(44,269)	(11,415)

Net Increase (Decrease) from unit transactions	20,367,123	18,800,666	23,059,618	19,313,868	26,478,467	15,698,048

Net Increase (Decrease) in Net Assets	17,957,324	26,079,184	20,088,091	28,109,698	25,285,358	16,971,197
Net Assets:
Beginning of Year	122,615,694	96,536,510	151,352,025	123,242,327	28,654,113	11,682,916

End of Year	$140,573,018	$122,615,694	$171,440,116	$151,352,025	$53,939,471	$28,654,113

	Investment Company
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,037,749	$942,934	$2,758,648	$2,067,882	$1,836,390	$1,224,497
Net realized gain (loss) on investments	3,383,775	1,778,169	13,942,650	5,625,895	14,449,759	5,786,025
Net change in unrealized appreciation (depreciation) on investments	(4,875,545)	1,352,982	(18,426,236)	6,549,360	(18,528,700)	4,595,577

Net Increase (Decrease) in net assets resulting from operations	(454,021)	4,074,085	(1,724,938)	14,243,137	(2,242,551)	11,606,099

From Unit Transactions:
Contributions	16,794,237	13,617,710	31,142,995	30,831,735	21,806,439	22,162,984
Withdrawals	(12,144,217)	(7,545,219)	(23,449,765)	(23,131,962)	(17,304,364)	(17,120,730)
Net transfers	(1,116,270)	3,877,862	(4,254,968)	(1,268,590)	(4,378,112)	(5,587,552)
Contract fees (Note 3)	(20,695)	(12,617)	(46,900)	(32,345)	(31,618)	(22,187)

Net Increase (Decrease) from unit transactions	3,513,055	9,937,736	3,391,362	6,398,838	92,345	(567,485)

Net Increase (Decrease) in Net Assets	3,059,034	14,011,821	1,666,424	20,641,975	(2,150,206)	11,038,614
Net Assets:
Beginning of Year	82,760,418	68,748,597	227,658,556	207,016,581	183,494,230	172,455,616

End of Year	$85,819,452	$82,760,418	$229,324,980	$227,658,556	$181,344,024	$183,494,230

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Fidelity
	VIP Equity-Income Portfolio		VIP Asset Manager Portfolio		VIP Contrafund Portfolio
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$6,027,339	$5,635,419	$1,174,103	$1,098,635	$1,580,636	$1,109,810
Net realized gain (loss) on investments	25,558,539	6,252,263	11,554,558	8,314,242	76,339,838	25,904,027
Net change in unrealized appreciation (depreciation) on investments	(43,688,381)	8,688,214	(13,563,630)	(2,417,821)	(78,293,793)	43,528,123

Net Increase (Decrease) in net assets resulting from operations	(12,102,503)	20,575,896	(834,969)	6,995,056	(373,319)	70,541,960

From Unit Transactions:
Contributions	17,537,954	17,073,438	17,463,795	14,484,639	45,853,142	39,786,709
Withdrawals	(28,974,658)	(26,262,322)	(20,159,358)	(14,955,754)	(69,544,347)	(60,274,068)
Net transfers	(15,713,500)	(4,158,951)	(4,589,330)	(887,867)	(22,016,149)	(5,117,755)
Contract fees (Note 3)	(63,655)	(53,293)	(51,660)	(38,786)	(54,818)	(45,731)

Net Increase (Decrease) from unit transactions	(27,213,859)	(13,401,128)	(7,336,553)	(1,397,768)	(45,762,172)	(25,650,845)

Net Increase (Decrease) in Net Assets	(39,316,362)	7,174,768	(8,171,522)	5,597,288	(46,135,491)	44,891,115
Net Assets:
Beginning of Year	277,720,201	270,545,433	145,545,596	139,948,308	702,289,940	657,398,825

End of Year	$238,403,839	$277,720,201	$137,374,074	$145,545,596	$656,154,449	$702,289,940

	Fidelity		Vanguard
	VIP Mid Cap Portfolio		VIF Diversified Value Portfolio		VIF International Portfolio
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(456,302)	$(933,933)	$2,773,263	$1,893,468	$2,668,303	$1,645,183
Net realized gain (loss) on investments	22,012,561	7,044,921	14,051,767	7,862,428	5,773,730	2,991,938
Net change in unrealized appreciation (depreciation) on investments	(25,154,688)	3,241,211	(22,238,934)	3,694,087	(12,544,556)	(24,514,343)

Net Increase (Decrease) in net assets resulting from operations	(3,598,429)	9,352,199	(5,413,904)	13,449,983	(4,102,523)	(19,877,222)

From Unit Transactions:
Contributions	16,812,036	16,414,851	19,175,102	18,521,796	27,753,915	26,008,957
Withdrawals	(20,580,024)	(16,253,258)	(17,744,361)	(13,611,327)	(27,397,544)	(24,054,504)
Net transfers	(5,956,381)	(11,818,096)	(13,110,113)	8,598,879	(9,145,935)	(14,799,173)
Contract fees (Note 3)	(5,329)	(3,612)	(9,191)	(6,103)	(5,171)	(4,403)

Net Increase (Decrease) from unit transactions	(9,729,698)	(11,660,115)	(11,688,563)	13,503,245	(8,794,735)	(12,849,123)

Net Increase (Decrease) in Net Assets	(13,328,127)	(2,307,916)	(17,102,467)	26,953,228	(12,897,258)	(32,726,345)
Net Assets:
Beginning of Year	176,565,117	178,873,033	173,317,847	146,364,619	264,208,521	296,934,866

End of Year	$163,236,990	$176,565,117	$156,215,380	$173,317,847	$251,311,263	$264,208,521

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Vanguard		American Century		American Funds
	VIF REIT Index Portfolio		VP Capital Appreciation Fund		New World Fund
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$502,771	$70,460	$(1,979,159)	$(1,907,442)	$2,674	$23,524
Net realized gain (loss) on investments	1,791,383	472,630	23,349,707	66,600,212	169,411	249,050
Net change in unrealized appreciation (depreciation) on investments	(2,954,999)	4,132,807	(18,725,114)	(44,849,674)	(380,410)	(598,946)

Net Increase (Decrease) in net assets resulting from operations	(660,845)	4,675,897	2,645,434	19,843,096	(208,325)	(326,372)

From Unit Transactions:
Contributions	9,056,721	5,230,553	25,083,897	19,956,280	2,221,707	1,500,810
Withdrawals	(4,159,505)	(1,230,258)	(29,412,632)	(23,285,159)	(440,559)	(481,631)
Net transfers	(8,242,323)	30,583,152	11,006,789	(25,212,986)	(249,772)	1,599,403
Contract fees (Note 3)	(525)	(295)	(16,808)	(13,580)	(133)	(26)

Net Increase (Decrease) from unit transactions	(3,345,632)	34,583,152	6,661,246	(28,555,445)	1,531,243	2,618,556

Net Increase (Decrease) in Net Assets	(4,006,477)	39,259,049	9,306,680	(8,712,349)	1,322,918	2,292,184
Net Assets:
Beginning of Year	42,325,679	3,066,630	282,771,896	291,484,245	3,816,903	1,524,719

End of Year	$38,319,202	$42,325,679	$292,078,576	$282,771,896	$5,139,821	$3,816,903

	Calvert		Deutsche		Oppenheimer
	VP SRI Balanced Portfolio		Capital Growth VIP		Main Street Fund/VA
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(916,498)	$750,792	$(627,375)	$(756,066)	$29,764	$(20,456)
Net realized gain (loss) on investments	1,345,563	8,872,556	41,536,404	22,682,459	7,033,481	1,449,084
Net change in unrealized appreciation (depreciation) on investments	(3,966,587)	(357,864)	(19,894,645)	7,366,758	(6,121,380)	1,937,887

Net Increase (Decrease) in net assets resulting from operations	(3,537,522)	9,265,484	21,014,384	29,293,151	941,865	3,366,515

From Unit Transactions:
Contributions	10,205,663	8,911,974	15,966,898	9,792,567	4,754,687	4,265,197
Withdrawals	(10,990,455)	(10,028,137)	(24,248,900)	(22,272,046)	(4,128,920)	(3,364,391)
Net transfers	(2,692,880)	(916,454)	16,423,154	1,622,819	(1,163,078)	3,472,721
Contract fees (Note 3)	(36,609)	(30,195)	(21,114)	(18,733)	(2,645)	(1,810)

Net Increase (Decrease) from unit transactions	(3,514,281)	(2,062,812)	8,120,038	(10,875,393)	(539,956)	4,371,717

Net Increase (Decrease) in Net Assets	(7,051,803)	7,202,672	29,134,422	18,417,758	401,909	7,738,232
Net Assets:
Beginning of Year	117,190,084	109,987,412	276,007,616	257,589,858	40,660,834	32,922,602

End of Year	$110,138,281	$117,190,084	$305,142,038	$276,007,616	$41,062,743	$40,660,834

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	PIMCO		T. Rowe Price
	VIT Real Return Portfolio		Blue Chip Growth Portfolio
	2015	2014	2015	2014
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$497,172	$44,962	$(346,332)	$(114,873)
Net realized gain (loss) on investments	(91,067)	(11,097)	273,006	61,059
Net change in unrealized appreciation (depreciation) on investments	(908,250)	(160,604)	3,634,164	1,353,578

Net Increase (Decrease) in net assets resulting from operations	(502,145)	(126,739)	3,560,838	1,299,764

From Unit Transactions:
Contributions	2,819,444	3,877,184	13,868,126	5,756,202
Withdrawals	(1,308,279)	(565,217)	(4,537,238)	(923,028)
Net transfers	(922,100)	6,740,348	44,666,307	10,653,969
Contract fees (Note 3)	(121)	(58)	(703)	(133)

Net Increase (Decrease) from unit transactions	588,944	10,052,257	53,996,492	15,487,010

Net Increase (Decrease) in Net Assets	86,799	9,925,518	57,557,330	16,786,774
Net Assets:
Beginning of Year	13,490,741	3,565,223	22,410,933	5,624,159

End of Year	$13,577,540	$13,490,741	$79,968,263	$22,410,933

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

1. Significant Accounting Policies and Organization

Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. Separate Account No. 2 consists of 38 distinct funds. Each invests in shares of one of 24 funds of Mutual of America Investment Corporation (the “Investment Company”): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Mid Cap Value, Small Cap Growth, Small Cap Value, Composite, Bond, Mid-Term Bond, International, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement and 2050 Retirement Funds; the VIP Equity-Income, VIP Contrafund, VIP Asset Manager and VIP Mid Cap Portfolios of Fidelity Investments Variable Insurance Products Funds (“Fidelity”); the VIF Diversified Value, VIF International and VIF REIT Index Portfolios of Vanguard Variable Insurance Fund (“Vanguard”); the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (“American Century”); the New World Fund of the American Funds Insurance Series (“American Funds”); the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); the Capital Growth VIP fund of Deutsche Variable Series I (“Deutsche”); the Main Street Fund/VA of Oppenheimer Variable Account Funds (“Oppenheimer”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); and the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”).

The Investment Company 2050 Retirement Fund became available to Separate Account No. 2 as an investment alternative on October 1, 2012. The Vanguard VIF REIT Index Portfolio, the American Funds New World Fund, the PIMCO VIT Real Return Portfolio and the T. Rowe Price Blue Chip Growth Portfolio became available to Separate Account No. 2 as investment alternatives on August 5, 2013.

Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

1. Significant Accounting Policies and Organization (Continued)

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).

As of December 31, 2015, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2015:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
Investment Company Funds:
Equity Index Fund	$518,871,330	—	—	$518,871,330
All America Fund	$237,819,926	—	—	$237,819,926
Small Cap Value Fund	$175,886,700	—	—	$175,886,700
Small Cap Growth Fund	$205,316,265	—	—	$205,316,265
Mid Cap Value Fund	$49,585,458	—	—	$49,585,458
Mid-Cap Equity Index Fund	$373,275,996	—	—	$373,275,996
Composite Fund	$154,815,675	—	—	$154,815,675
International Fund	$18,876,491	—	—	$18,876,491
Money Market Fund	$46,112,481	—	—	$46,112,481
Mid-Term Bond Fund	$107,981,081	—	—	$107,981,081
Bond Fund	$229,553,714	—	—	$229,553,714
Retirement Income Fund	$35,751,796	—	—	$35,751,796
2010 Retirement Fund	$17,879,927	—	—	$17,879,927
2015 Retirement Fund	$99,364,502	—	—	$99,364,502
2020 Retirement Fund	$242,537,183	—	—	$242,537,183
2025 Retirement Fund	$252,027,163	—	—	$252,027,163
2030 Retirement Fund	$202,793,555	—	—	$202,793,555
2035 Retirement Fund	$167,182,077	—	—	$167,182,077
2040 Retirement Fund	$140,450,061	—	—	$140,450,061
2045 Retirement Fund	$171,310,061	—	—	$171,310,061
2050 Retirement Fund	$53,755,779	—	—	$53,755,779
Conservative Allocation Fund	$85,792,701	—	—	$85,792,701
Moderate Allocation Fund	$229,236,810	—	—	$229,236,810
Aggressive Allocation Fund	$181,266,625	—	—	$181,266,625
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$238,357,068	—	—	$238,357,068
VIP Asset Manager — “Initial” Class	$137,379,707	—	—	$137,379,707

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

1. Significant Accounting Policies and Organization (Continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
VIP Contrafund — “Initial” Class	$656,072,787	—	—	$656,072,787
VIP Mid Cap — “Initial” Class	$163,258,849	—	—	$163,258,849
Vanguard Portfolios:
VIF Diversified Value	$156,022,837	—	—	$156,022,837
VIF International	$251,189,765	—	—	$251,189,765
VIF REIT Index	$38,312,977	—	—	$38,312,977
American Century VP Capital Appreciation Fund — Class “I”	$291,960,089	—	—	$291,960,089
American Funds New World Fund — Class “1”	$5,135,411	—	—	$5,135,411
Calvert VP SRI Balanced Portfolio — Class “I”	$110,107,761	—	—	$110,107,761
Deutsche Capital Growth VIP — Class “A”	$305,072,890	—	—	$305,072,890
Oppenheimer Main Street Fund/VA — Non-Service Shares	$41,027,212	—	—	$41,027,212
PIMCO VIT Real Return Portfolio — “Institutional” Class	$13,569,446	—	—	$13,569,446
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	$79,549,247	—	—	$79,549,247

During 2015, there were no transfers of investments between Level 1, Level 2 or Level 3.

Investment Valuation — Investments are made in shares of the Investment Company, Fidelity, Vanguard, American Century, American Funds, Calvert, Deutsche, Oppenheimer, PIMCO and T. Rowe Price (“Underlying Funds”), and are valued at the reported net asset values of the respective funds or portfolios.

Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions are recognized on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends paid to the Funds of Separate Account No. 2 has no impact on their respective unit values.

Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

2. Investments

The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2015 were as follows:

	Number of Shares	Net Asset Value Per Share
Investment Company Funds:
Equity Index Fund	159,092,711	$3.26
All America Fund	107,212,992	2.22
Small Cap Value Fund	122,263,343	1.44
Small Cap Growth Fund	155,471,485	1.32
Mid Cap Value Fund	34,052,649	1.46
Mid-Cap Equity Index Fund	191,455,104	1.95
Composite Fund	79,039,596	1.96
International Fund	25,266,115	0.75
Money Market Fund	38,567,131	1.20
Mid-Term Bond Fund	104,448,325	1.03
Bond Fund	162,879,948	1.41
Retirement Income Fund	31,938,527	1.12
2010 Retirement Fund	17,699,200	1.01
2015 Retirement Fund	95,075,367	1.05
2020 Retirement Fund	217,302,107	1.12
2025 Retirement Fund	215,909,961	1.17
2030 Retirement Fund	169,380,251	1.20
2035 Retirement Fund	139,394,251	1.20
2040 Retirement Fund	118,071,696	1.19
2045 Retirement Fund	144,199,174	1.19
2050 Retirement Fund	39,786,736	1.35
Conservative Allocation Fund	71,738,486	1.20
Moderate Allocation Fund	162,648,395	1.41
Aggressive Allocation Fund	112,995,170	1.60
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	11,649,906	20.46
VIP Asset Manager — “Initial” Class	8,716,986	15.76
VIP Contrafund — “Initial” Class	19,341,768	33.92
VIP Mid Cap — “Initial” Class	5,000,271	32.65
Vanguard Portfolios:
VIF Diversified Value	9,427,362	16.55
VIF International	12,686,352	19.80
VIF REIT Index	2,782,351	13.77
American Century VP Capital Appreciation Fund	19,438,088	15.02
American Funds New World Fund — Class “1”	272,147	18.87
Calvert VP SRI Balanced Portfolio — Class “I”	55,191,860	2.00
Deutsche Capital Growth VIP — Class “A”	10,810,521	28.22

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

2. Investments (Continued)

	Number of Shares	Net Asset Value Per Share
Oppenheimer Main Street Fund/VA — Non-Service Shares	1,403,119	$29.24
PIMCO VIT Real Return Portfolio — “Institutional” Class	1,137,422	11.93
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	3,457,160	23.01

The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund
Cost of investment purchases	$20,181,509	$2,941,931	$2,196,087	$16,004,580	$4,775,875	$13,269,900

Proceeds from sales of investments	$46,041,481	$23,289,652	$16,101,763	$20,244,937	$10,883,069	$35,869,665

	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Cost of investment purchases	$3,228,672	$3,302,762	$4,898,720	$4,175,514	$6,879,106	$11,284,491

Proceeds from sales of investments	$15,583,780	$1,318,472	$13,835,249	$12,372,842	$24,068,484	$7,565,732

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$2,418,236	$12,105,119	$40,727,134	$44,194,233	$37,475,770	$29,645,866

Proceeds from sales of investments	$3,302,440	$14,686,431	$12,301,094	$5,690,077	$3,377,089	$3,840,378

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$23,101,760	$24,673,080	$27,101,026	$12,227,083	$14,198,393	$6,329,255

Proceeds from sales of investments	$3,667,900	$2,747,457	$1,012,107	$9,236,952	$12,728,360	$7,831,430

	Fidelity VIP Equity- Income Portfolio	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Mid Cap Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF International Portfolio
Cost of investment purchases	$1,882,702	$8,553,273	$3,528,760	$4,549,336	$5,657,266	$4,893,390

Proceeds from sales of investments	$31,094,410	$16,952,904	$54,768,612	$15,520,800	$18,899,100	$16,067,354

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

2. Investments (Continued)

	Vanguard VIF REIT Index Portfolio	American Century VP Capital Appreciation Fund	American Funds New World Fund	Calvert VP SRI Balanced Portfolio	Deutsche Capital Growth VIP	Oppenheimer Main Street Fund/VA
Cost of investment purchases	$19,229,044	$27,190,579	$2,055,046	$3,989,751	$17,983,152	$3,222,934

Proceeds from sales of investments	$22,591,867	$22,621,738	$556,593	$8,565,483	$12,359,124	$4,120,975

	PIMCO VIT Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Cost of investment purchases	$4,392,555	$56,313,083

Proceeds from sales of investments	$3,855,315	$3,058,202

3. Expenses

The following charges are made by the Company from the value of net assets of the funds:

Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of all funds. Prior to July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee Units; at an annual rate of .20% for Tier 2 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective July 1, 2015, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units.

Distribution Expense Charge — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each fund to cover such expenses. Prior to July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee Units; at an annual rate of .20% for Tier 2 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective July 1, 2015, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of ..50% for Standard Units.

Expense Risk Charge — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each fund. Prior to July 1, 2015, these fees were deducted at an annual rate of .20%. Effective July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee and Tier 2 Reduced Fee Units; and at an annual rate of .20% for Tier 3 Reduced Fee and Standard Units.

Total Separate Account charges to Standard Units were 1.20% subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.

Prior to July 1, 2015, Participants in plans with assets of at least $5 million (measured on the last day of each calendar quarter for eligibility in the following quarter) and where the Employer is using Hotline Plus, were issued Tier 1 Reduced Fee Units in the Separate Accounts. Also, Participants in plans with

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

3. Expenses (Continued)

assets of at least $2 million but less than $5 million (measured on the last day of each calendar quarter for eligibility in the following quarter) and where the Employer is using Hotline Plus, were issued Tier 2 Reduced Fee Units in the Separate Accounts.

Effective July 1, 2015 Participants that had previously qualified to receive Tier 1 Reduced Fee Units but with assets in plans in the Separate Accounts of at least $20 million remained in Tier 1 Reduced Fee Units. Participants that had previously qualified to receive Tier 1 Reduced Fee Units but with assets in plans in the Separate Accounts of less than $20 million but greater than $5 million were issued Tier 2 Reduced Fee Units. Participants that had previously qualified to receive Tier 2 Reduced Fee Units with assets in plans in the Separate Accounts of less than $5 million but greater than $2 million were issued Tier 3 Reduced Fee Units. The effective rate of total Separate Account charges during 2015 were .42% for Tier 1 Reduced Fee Units, .47% for Tier 2 Reduced Fee Units and .60% for Tier 3 Reduced Fee Units. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.

Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees.”

Annual Separate Account expenses before July 1, 2015 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.20%		.20%
Administrative Charges	.50%		.15%		.20%
Distribution Expense Charge	.50%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.50	%(a)	.60	%(a)

Annual Separate Account expenses effective July 1, 2015 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee		Tier 3 Reduced Fee
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.15%		.15%		.20%
Administrative Charges	.50%		.10%		.15%		.20%
Distribution Expense Charge	.50%		.10%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.35	%(a)	.45	%(a)	.60	%(a)

(a)

Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio and T. Rowe Price Blue Chip Growth Portfolio qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The investment adviser for the American Century VP Capital Appreciation Fund reimbursed the Company at an annual rate of .25% for administrative expenses; the investment adviser and distributor for the PIMCO Variable Trust Real Return Institutional Portfolio reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the four Fidelity portfolios reimbursed the Company at an annual rate of .10% for certain services that the Company provided; and the

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

3. Expenses (Continued)

investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of .25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month.

4. Financial Highlights

Tier 1 Reduced Fee Units*

	Investment Company
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2015	2015	2015	2015	2015
Unit value, beginning of year	$5.609	$16.090	$2.119	$2.084	$1.889

Unit value, end of year	$5.654	$16.015	$2.038	$2.026	$1.818

Units outstanding (000’s), beginning of period (1)	—	—	—	—	—
Units Issued (000’s) (1)	11,612	1,792	10,500	12,022	3,887
Units Redeemed (000’s) (1)	(748)	(100)	(859)	(1,186)	(506)

Units Outstanding (000’s), end of period (1)	10,864	1,692	9,641	10,836	3,381

Net Assets (000’s)	$61,430	$27,103	$19,648	$21,951	$6,146

Expense Ratio (A)	0.42%	0.42%	0.42%	0.42%	0.42%

Investment Income Ratio (B)	1.59%	1.35%	0.83%	—	1.06%

Total Return (C)	0.81%	-0.47%	-3.82%	-2.80%	-3.76%

	Investment Company
	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2015	2015	2015	2015	2015
Unit value, beginning of year	$3.822	$9.278	$0.895	$2.522	$2.466

Unit value, end of year	$3.716	$9.312	$0.885	$2.509	$2.470

Units outstanding (000’s), beginning of period (1)	—	—	—	—	—
Units Issued (000’s) (1)	11,306	1,791	3,034	2,896	5,660
Units Redeemed (000’s) (1)	(855)	(156)	(263)	(779)	(624)

Units Outstanding (000’s), end of period (1)	10,451	1,635	2,771	2,117	5,036

Net Assets (000’s)	$38,830	$15,221	$2,453	$5,310	$12,441

Expense Ratio (A)	0.42%	0.42%	0.42%	0.42%	0.42%

Investment Income Ratio (B)	1.12%	2.09%	2.63%	—	2.28%

Total Return (C)	-2.78%	0.36%	-1.05%	-0.54%	0.17%

*	Includes 401(k) Plans.
(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Bond Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2015	2015	2015	2015	2015
Unit value, beginning of year	$6.424	$1.420	$1.409	$1.399	$1.400

Unit value, end of year	$6.417	$1.421	$1.408	$1.396	$1.396

Units outstanding (000’s), beginning of period (1)	—	—	—	—	—
Units Issued (000’s) (1)	4,228	4,023	2,300	10,873	29,578
Units Redeemed (000’s) (1)	(469)	(545)	(325)	(1,979)	(4,611)

Units Outstanding (000’s), end of period (1)	3,759	3,478	1,975	8,894	24,967

Net Assets (000’s)	$24,119	$4,943	$2,781	$12,418	$34,853

Expense Ratio (A)	0.42%	0.42%	0.42%	0.42%	0.42%

Investment Income Ratio (B)	3.08%	1.76%	2.13%	2.05%	1.75%

Total Return (C)	-0.11%	0.06%	-0.03%	-0.17%	-0.30%

	Investment Company
	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2015	2015	2015	2015	2015
Unit value, beginning of year	$1.439	$1.476	$1.470	$1.467	$1.454

Unit value, end of year	$1.431	$1.466	$1.458	$1.452	$1.438

Units outstanding (000’s), beginning of period (1)	—	—	—	—	—
Units Issued (000’s) (1)	26,214	20,269	16,385	13,487	15,188
Units Redeemed (000’s) (1)	(2,331)	(1,766)	(1,667)	(1,549)	(1,855)

Units Outstanding (000’s), end of period (1)	23,883	18,503	14,718	11,938	13,333

Net Assets (000’s)	$34,185	$27,133	$21,459	$17,332	$19,173

Expense Ratio (A)	0.42%	0.42%	0.42%	0.42%	0.42%

Investment Income Ratio (B)	1.60%	1.55%	1.45%	1.39%	1.41%

Total Return (C)	-0.53%	-0.65%	-0.80%	-1.06%	-1.11%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company							Fidelity
	2050 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund	VIP Equity- Income Portfolio
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2015		2015		2015		2015	2015
Unit value, beginning of year	$1.384		$1.778		$2.170		$2.506	$67.589

Unit value, end of year	$1.368		$1.778		$2.164		$2.486	$64.702

Units outstanding (000’s), beginning of period (1)	—		—		—		—	—
Units Issued (000’s) (1)	4,128		5,741		13,970		9,052	493
Units Redeemed (000’s) (1)	(362)		(612)		(1,066)		(413)	(50)

Units Outstanding (000’s), end of period (1)	3,766		5,129		12,904		8,639	443

Net Assets (000’s)	$5,153		$9,122		$27,922		$21,477	$28,652

Expense Ratio (A)	0.42%		0.42%		0.42%		0.42%	0.32%	(D)

Investment Income Ratio (B)	0.83%		2.07%		2.04%		1.83%	3.10%

Total Return (C)	-1.15%		0.01%		-0.27%		-0.81%	-4.27%

	Fidelity						Vanguard
	VIP Asset Manager Portfolio		VIP Contrafund Portfolio		VIP Mid Cap Portfolio		VIF Diversified Value Portfolio	VIF International Portfolio
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2015		2015		2015		2015	2015
Unit value, beginning of year	$46.271		$76.320		$71.543		$25.804	$27.003

Unit value, end of year	$46.180		$76.612		$70.324		$25.082	$26.675

Units outstanding (000’s), beginning of period (1)	—		—		—		—	—
Units Issued (000’s) (1)	418		1,137		341		801	1,292
Units Redeemed (000’s) (1)	(58)		(96)		(37)		(80)	(110)

Units Outstanding (000’s), end of period (1)	360		1,041		304		721	1,182

Net Assets (000’s)	$16,640		$79,699		$21,351		$18,071	$31,542

Expense Ratio (A)	0.32%	(D)	0.32%	(D)	0.32%	(D)	0.42%	0.42%

Investment Income Ratio (B)	1.56%		1.02%		0.49%		2.56%	1.86%

Total Return (C)	-0.20%		0.38%		-1.70%		-2.80%	-1.22%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 0.42%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Vanguard VIF REIT Index Portfolio	American Century VP Capital Appreciation Fund		American Funds New World Fund	Calvert VP SRI Balanced Portfolio	Deutsche Capital Growth VIP
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2015	2015		2015	2015	2015
Unit value, beginning of year	$15.323	$40.640		$23.279	$5.316	$68.566

Unit value, end of year	$15.597	$41.352		$22.494	$5.177	$74.157

Units outstanding (000’s), beginning of period (1)	—	—		—	—	—
Units Issued (000’s) (1)	313	849		30	1,932	538
Units Redeemed (000’s) (1)	(82)	(64)		(3)	(104)	(33)

Units Outstanding (000’s), end of period (1)	231	785		27	1,828	505

Net Assets (000’s)	$3,599	$32,479		$604	$9,464	$37,419

Expense Ratio (A)	0.42%	0.17%	(D)	0.42%	0.42%	0.42%

Investment Income Ratio (B)	2.09%	—		0.90%	0.12%	0.69%

Total Return (C)	1.79%	1.75%		-3.37%	-2.61%	8.15%

	Investment Company
	Oppenheimer Main Street Fund/VA	PIMCO VIT Real Return Portfolio		T. Rowe Price Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2015	2015		2015
Unit value, beginning of year	$38.975	$13.262		$20.594

Unit value, end of year	$40.100	$12.867		$22.803

Units outstanding (000’s), beginning of period (1)	—	—		—
Units Issued (000’s) (1)	142	99		365
Units Redeemed (000’s) (1)	(10)	(22)		(36)

Units Outstanding (000’s), end of period (1)	132	77		329

Net Assets (000’s)	$5,281	$984		$7,496

Expense Ratio (A)	0.42%	0.32%	(E)	0.27%	(F)

Investment Income Ratio (B)	0.92%	4.27%		—

Total Return (C)	2.89%	-2.97%		10.73%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the annualized expense ratio would have been 0.42%.
(E)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 0.42%.
(F)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 0.42%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

Tier 2 Reduced Fee Units*

	Investment Company
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2015	2014	2013	2012	2011
Unit value, beginning of year	$5.609	$4.967	$3.781	$3.278	$3.233

Unit value, end of year	$5.652	$5.609	$4.967	$3.781	$3.278

Units outstanding (000’s), beginning of year	26,165	23,153	21,083	19,183	18,116
Units Issued (000’s)	4,899	7,599	6,939	5,879	7,514
Units Redeemed (000’s)	(15,584)	(4,587)	(4,869)	(3,979)	(6,447)

Units Outstanding (000’s), end of year	15,480	26,165	23,153	21,083	19,183

Net Assets (000’s)	$87,487	$146,760	$114,996	$79,715	$62,874

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.59%	1.53%	1.63%	0.01%	1.97%

Total Return (C)	0.76%	12.93%	31.36%	15.36%	1.36%

	Investment Company
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2015	2014	2013	2012	2011
Unit value, beginning of year	$16.090	$14.547	$11.068	$9.695	$9.721

Unit value, end of year	$16.008	$16.090	$14.547	$11.068	$9.695

Units outstanding (000’s), beginning of year	3,856	3,887	3,757	3,657	3,693
Units Issued (000’s)	465	682	743	901	943
Units Redeemed (000’s)	(2,322)	(713)	(613)	(801)	(979)

Units Outstanding (000’s), end of year	1,999	3,856	3,887	3,757	3,657

Net Assets (000’s)	$32,005	$62,048	$56,545	$41,578	$35,455

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.35%	1.25%	1.40%	—	2.37%

Total Return (C)	-0.51%	10.61%	31.44%	14.16%	-0.27%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Small Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.119	$2.025	$1.573	$1.369	$1.411

Unit value, end of year	$2.037	$2.119	$2.025	$1.573	$1.369

Units outstanding (000’s), beginning of year	24,315	23,684	22,328	20,423	18,868
Units Issued (000’s)	4,276	5,661	6,283	6,723	8,331
Units Redeemed (000’s)	(14,401)	(5,030)	(4,927)	(4,818)	(6,776)

Units Outstanding (000’s), end of year	14,190	24,315	23,684	22,328	20,423

Net Assets (000’s)	$28,905	$51,517	$47,950	$35,129	$27,969

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.83%	1.26%	1.59%	—	0.92%

Total Return (C)	-3.86%	4.65%	28.68%	14.89%	-2.95%

	Investment Company
	Small Cap Growth Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.084	$1.982	$1.411	$1.343	$1.382

Unit value, end of year	$2.025	$2.084	$1.982	$1.411	$1.343

Units outstanding (000’s), beginning of year	26,691	27,028	23,200	21,888	19,920
Units Issued (000’s)	6,264	7,124	9,657	7,283	10,918
Units Redeemed (000’s)	(16,246)	(7,461)	(5,829)	(5,971)	(8,950)

Units Outstanding (000’s), end of year	16,709	26,691	27,028	23,200	21,888

Net Assets (000’s)	$33,832	$55,630	$53,557	$32,728	$29,401

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	—	0.05%	—	—	—

Total Return (C)	-2.85%	5.18%	40.46%	5.02%	-2.77%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Mid Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.889	$1.668	$1.312	$1.188	$1.220

Unit value, end of year	$1.817	$1.889	$1.668	$1.312	$1.188

Units outstanding (000’s), beginning of year	7,877	6,729	5,404	4,288	3,722
Units Issued (000’s)	2,280	3,030	2,925	2,074	2,417
Units Redeemed (000’s)	(5,871)	(1,882)	(1,600)	(958)	(1,851)

Units Outstanding (000’s), end of year	4,286	7,877	6,729	5,404	4,288

Net Assets (000’s)	$7,787	$14,875	$11,220	$7,089	$5,096

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.06%	0.80%	1.00%	—	1.18%

Total Return (C)	-3.80%	13.25%	27.11%	10.40%	-2.61%

	Investment Company
	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$3.822	$3.504	$2.643	$2.255	$2.313

Unit value, end of year	$3.714	$3.822	$3.504	$2.643	$2.255

Units outstanding (000’s), beginning of year	28,504	27,009	22,051	19,637	17,743
Units Issued (000’s)	5,368	6,894	10,210	7,011	9,791
Units Redeemed (000’s)	(15,624)	(5,399)	(5,252)	(4,597)	(7,897)

Units Outstanding (000’s), end of year	18,248	28,504	27,009	22,051	19,637

Net Assets (000’s)	$67,770	$108,942	$94,628	$58,288	$44,286

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.12%	0.97%	1.04%	—	1.15%

Total Return (C)	-2.83%	9.09%	32.54%	17.21%	-2.49%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Composite Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$9.278	$8.547	$7.383	$6.646	$6.495

Unit value, end of year	$9.308	$9.278	$8.547	$7.383	$6.646

Units outstanding (000’s), beginning of year	4,431	4,372	4,075	3,751	3,856
Units Issued (000’s)	670	609	969	1,195	1,151
Units Redeemed (000’s)	(2,636)	(550)	(672)	(871)	(1,256)

Units Outstanding (000’s), end of year	2,465	4,431	4,372	4,075	3,751

Net Assets (000’s)	$22,948	$41,112	$37,367	$30,085	$24,930

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.09%	1.93%	2.07%	0.02%	4.39%

Total Return (C)	0.32%	8.56%	15.77%	11.09%	2.32%

	Investment Company
	International Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$0.895	$0.957	$0.798	$0.676	$0.777

Unit value, end of year	$0.885	$0.895	$0.957	$0.798	$0.676

Units outstanding (000’s), beginning of year	6,410	5,878	4,369	2,833	1,800
Units Issued (000’s)	2,416	2,361	2,348	2,233	2,298
Units Redeemed (000’s)	(4,012)	(1,829)	(839)	(697)	(1,265)

Units Outstanding (000’s), end of year	4,814	6,410	5,878	4,369	2,833

Net Assets (000’s)	$4,260	$5,735	$5,624	$3,487	$1,914

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.63%	1.49%	2.04%	0.03%	3.04%

Total Return (C)	-1.10%	-6.50%	19.87%	18.16%	-13.04%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Money Market Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.522	$2.539	$2.555	$2.573	$2.590

Unit value, end of year	$2.508	$2.522	$2.539	$2.555	$2.573

Units outstanding (000’s), beginning of year	6,948	6,854	6,022	5,468	4,745
Units Issued (000’s)	2,112	2,256	3,320	2,124	3,091
Units Redeemed (000’s)	(5,191)	(2,162)	(2,488)	(1,570)	(2,368)

Units Outstanding (000’s), end of year	3,869	6,948	6,854	6,022	5,468

Net Assets (000’s)	$9,702	$17,526	$17,400	$15,388	$14,067

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	-0.59%	-0.64%	-0.66%	-0.67%	-0.68%

	Investment Company
	Mid-Term Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.466	$2.401	$2.427	$2.360	$2.231

Unit value, end of year	$2.469	$2.466	$2.401	$2.427	$2.360

Units outstanding (000’s), beginning of year	14,698	13,601	13,311	11,695	10,249
Units Issued (000’s)	3,465	3,932	4,556	4,361	5,304
Units Redeemed (000’s)	(8,509)	(2,835)	(4,266)	(2,745)	(3,858)

Units Outstanding (000’s), end of year	9,654	14,698	13,601	13,311	11,695

Net Assets (000’s)	$23,839	$36,245	$32,657	$32,304	$27,605

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.28%	2.56%	2.78%	0.04%	3.20%

Total Return (C)	0.13%	2.71%	-1.06%	2.81%	5.79%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$6.424	$6.073	$6.159	$5.844	$5.474

Unit value, end of year	$6.414	$6.424	$6.073	$6.159	$5.844

Units outstanding (000’s), beginning of year	10,994	9,702	8,320	7,059	5,497
Units Issued (000’s)	2,635	3,415	4,820	3,346	3,892
Units Redeemed (000’s)	(6,353)	(2,123)	(3,438)	(2,085)	(2,330)

Units Outstanding (000’s), end of year	7,276	10,994	9,702	8,320	7,059

Net Assets (000’s)	$46,668	$70,623	$58,917	$51,249	$41,256

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	3.08%	2.91%	2.95%	0.03%	4.09%

Total Return (C)	-0.15%	5.78%	-1.41%	5.39%	6.75%

	Investment Company
	Retirement Income Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.420	$1.340	$1.254	$1.176	$1.129

Unit value, end of year	$1.420	$1.420	$1.340	$1.254	$1.176

Units outstanding (000’s), beginning of year	8,213	4,455	3,102	2,436	1,767
Units Issued (000’s)	5,143	5,829	2,876	1,198	1,306
Units Redeemed (000’s)	(6,498)	(2,071)	(1,523)	(532)	(637)

Units Outstanding (000’s), end of year	6,858	8,213	4,455	3,102	2,436

Net Assets (000’s)	$9,741	$11,665	$5,970	$3,890	$2,865

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.76%	1.63%	0.00%	2.36%	2.47%

Total Return (C)	0.01%	5.97%	6.87%	6.62%	4.20%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2010 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.409	$1.324	$1.190	$1.091	$1.063

Unit value, end of year	$1.408	$1.409	$1.324	$1.190	$1.091

Units outstanding (000’s), beginning of year	4,839	4,391	4,048	4,134	3,147
Units Issued (000’s)	805	1,469	1,480	1,257	1,839
Units Redeemed (000’s)	(2,965)	(1,021)	(1,137)	(1,343)	(852)

Units Outstanding (000’s), end of year	2,679	4,839	4,391	4,048	4,134

Net Assets (000’s)	$3,771	$6,817	$5,814	$4,818	$4,508

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.13%	1.93%	0.00%	2.38%	2.14%

Total Return (C)	-0.08%	6.40%	11.22%	9.15%	2.56%

	Investment Company
	2015 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.399	$1.312	$1.148	$1.043	$1.027

Unit value, end of year	$1.396	$1.399	$1.312	$1.148	$1.043

Units outstanding (000’s), beginning of year	23,681	19,888	15,830	12,380	9,225
Units Issued (000’s)	7,521	9,557	8,904	6,776	6,478
Units Redeemed (000’s)	(15,769)	(5,764)	(4,846)	(3,326)	(3,323)

Units Outstanding (000’s), end of year	15,433	23,681	19,888	15,830	12,380

Net Assets (000’s)	$21,538	$33,118	$26,086	$18,177	$12,918

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.05%	1.83%	0.01%	2.10%	2.03%

Total Return (C)	-0.21%	6.62%	14.23%	10.04%	1.58%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2020 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.400	$1.311	$1.119	$1.007	$0.996

Unit value, end of year	$1.395	$1.400	$1.311	$1.119	$1.007

Units outstanding (000’s), beginning of year	53,657	39,323	26,973	19,595	12,436
Units Issued (000’s)	19,422	22,628	18,676	11,473	10,833
Units Redeemed (000’s)	(35,302)	(8,294)	(6,326)	(4,095)	(3,674)

Units Outstanding (000’s), end of year	37,777	53,657	39,323	26,973	19,595

Net Assets (000’s)	$52,713	$75,128	$51,538	$30,178	$19,727

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.75	1.38%	0.01%	1.91%	1.89%

Total Return (C)	-0.34%	6.83%	17.14%	11.13%	1.05%

	Investment Company
	2025 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.439	$1.339	$1.111	$0.989	$0.986

Unit value, end of year	$1.431	$1.439	$1.339	$1.111	$0.989

Units outstanding (000’s), beginning of year	50,395	34,873	24,238	15,365	9,411
Units Issued (000’s)	20,193	20,616	15,230	11,173	9,109
Units Redeemed (000’s)	(30,586)	(5,094)	(4,595)	(2,300)	(3,155)

Units Outstanding (000’s), end of year	40,002	50,395	34,873	24,238	15,365

Net Assets (000’s)	$57,232	$72,519	$46,699	$26,933	$15,199

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.60%	1.20%	0.02%	1.76%	1.61%

Total Return (C)	-0.58%	7.46%	20.51%	12.34%	0.33%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2030 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.476	$1.368	$1.111	$0.982	$0.985

Unit value, end of year	$1.466	$1.476	$1.368	$1.111	$0.982

Units outstanding (000’s), beginning of year	39,955	27,662	19,813	13,168	7,037
Units Issued (000’s)	15,196	16,291	11,532	8,436	9,047
Units Redeemed (000’s)	(23,349)	(3,998)	(3,683)	(1,791)	(2,916)

Units Outstanding (000’s), end of year	31,802	39,955	27,662	19,813	13,168

Net Assets (000’s)	$46,614	$58,975	$37,838	$22,016	$12,934

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.55%	1.15%	0.02%	1.67%	1.51%

Total Return (C)	-0.69%	7.90%	23.10%	13.13%	-0.29%

	Investment Company
	2035 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.470	$1.364	$1.089	$0.957	$0.968

Unit value, end of year	$1.457	$1.470	$1.364	$1.089	$0.957

Units outstanding (000’s), beginning of year	32,459	22,875	16,021	10,303	6,773
Units Issued (000’s)	11,909	12,828	9,364	7,260	6,618
Units Redeemed (000’s)	(18,689)	(3,244)	(2,510)	(1,542)	(3,088)

Units Outstanding (000’s), end of year	25,679	32,459	22,875	16,021	10,303

Net Assets (000’s)	$37,424	$47,708	$31,212	$17,446	$9,856

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.45%	1.05%	0.02%	1.50%	1.39%

Total Return (C)	-0.85%	7.72%	25.30%	13.83%	-1.13%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2040 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.467	$1.369	$1.082	$0.948	$0.965

Unit value, end of year	$1.451	$1.467	$1.369	$1.082	$0.948

Units outstanding (000’s), beginning of year	29,158	21,648	14,824	8,974	5,981
Units Issued (000’s)	12,106	10,739	9,147	7,259	5,782
Units Redeemed (000’s)	(16,264)	(3,229)	(2,323)	(1,409)	(2,789)

Units Outstanding (000’s), end of year	25,000	29,158	21,648	14,824	8,974

Net Assets (000’s)	$36,280	$42,788	$29,641	$16,036	$8,511

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.39%	1.04%	0.03%	1.46%	1.31%

Total Return (C)	-1.11%	7.18%	26.57%	14.06%	-1.74%

	Investment Company
	2045 Retirement Fund					2050 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Years Ended December 31,			Period Ended December 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.454	$1.361	$1.071	$0.941	$0.959	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.437	$1.454	$1.361	$1.071	$0.941	$1.368	$1.384	$1.298	$1.017

Units outstanding (000’s), beginning of year/period	36,538	28,752	20,104	11,671	6,396	6,508	2,556	71	—
Units Issued (000’s)	14,920	12,404	11,891	10,852	8,654	8,341	4,741	2,702	72
Units Redeemed (000’s)	(18,904)	(4,618)	(3,243)	(2,419)	(3,379)	(4,053)	(789)	(217)	(1)

Units Outstanding (000’s), end of year/period	32,554	36,538	28,752	20,104	11,671	10,796	6,508	2,556	71

Net Assets (000’s), end of year/period	$46,791	$53,132	$39,139	$21,536	$10,978	$14,764	$9,008	$3,318	$72

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%	0.47%	0.50%	0.50%	0.50%	(D)

Investment Income Ratio (B)	1.41%	1.02%	0.03%	1.39%	1.25%	0.83%	0.15%	0.04%	—

Total Return (C)	-1.16%	6.82%	27.07%	13.89%	-1.94%	-1.20%	6.62%	27.66%	1.69%	(E)

(1)	For the period October 1, 2012 (Initial Offering Date of Units) to December 31, 2012.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.778	$1.676	$1.570	$1.468	$1.395

Unit value, end of year	$1.778	$1.778	$1.676	$1.570	$1.468

Units outstanding (000’s), beginning of year	12,387	9,283	8,127	6,095	4,383
Units Issued (000’s)	4,277	5,551	3,927	3,788	3,756
Units Redeemed (000’s)	(7,837)	(2,447)	(2,771)	(1,756)	(2,044)

Units Outstanding (000’s), end of year	8,827	12,387	9,283	8,127	6,095

Net Assets (000’s)	$15,691	$22,028	$15,561	$12,756	$8,949

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.07%	2.14%	0.04%	2.45%	2.79%

Total Return (C)	-0.04%	6.09%	6.80%	6.90%	5.25%

	Investment Company
	Moderate Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.170	$2.025	$1.759	$1.594	$1.538

Unit value, end of year	$2.163	$2.170	$2.025	$1.759	$1.594

Units outstanding (000’s), beginning of year	30,595	26,308	21,064	16,381	13,906
Units Issued (000’s)	8,019	9,056	9,454	8,182	6,879
Units Redeemed (000’s)	(18,657)	(4,769)	(4,210)	(3,499)	(4,404)

Units Outstanding (000’s), end of year	19,957	30,595	26,308	21,064	16,381

Net Assets (000’s)	$43,167	$66,385	$53,264	$37,057	$26,116

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.04%	1.82%	0.02%	2.18%	2.35%

Total Return (C)	-0.31%	7.17%	15.09%	10.35%	3.66%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Aggressive Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.506	$2.340	$1.893	$1.678	$1.648

Unit value, end of year	$2.485	$2.506	$2.340	$1.893	$1.678

Units outstanding (000’s), beginning of year	21,351	19,022	16,619	13,411	10,681
Units Issued (000’s)	4,941	6,313	6,019	5,736	5,652
Units Redeemed (000’s)	(11,861)	(3,984)	(3,616)	(2,528)	(2,922)

Units Outstanding (000’s), end of year	14,431	21,351	19,022	16,619	13,411

Net Assets (000’s)	$35,861	$53,515	$44,505	$31,466	$22,503

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.83%	1.55%	0.03%	1.79%	1.94%

Total Return (C)	-0.85%	7.12%	23.57%	12.84%	1.79%

	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$67.589	$62.420	$48.904	$41.857	$41.620

Unit value, end of year	$64.672	$67.589	$62.420	$48.904	$41.857

Units outstanding (000’s), beginning of year	1,181	1,144	1,027	953	892
Units Issued (000’s)	180	265	320	262	351
Units Redeemed (000’s)	(699)	(228)	(203)	(188)	(290)

Units Outstanding (000’s), end of year	662	1,181	1,144	1,027	953

Net Assets (000’s)	$42,835	$79,837	$71,379	$50,233	$39,883

Expense Ratio (A)(D)	0.37%	0.40%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	3.10%	2.83%	2.56%	3.19%	2.46%

Total Return (C)	-4.32%	8.28%	27.64%	16.84%	0.57%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 0.50% in 2011 through 2014 and 0.47% in 2015.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$46.271	$43.897	$38.089	$34.000	$35.033

Unit value, end of year	$46.160	$46.271	$43.897	$38.089	$34.000

Units outstanding (000’s), beginning of year	984	941	842	721	632
Units Issued (000’s)	220	216	258	253	292
Units Redeemed (000’s)	(593)	(173)	(159)	(132)	(203)

Units Outstanding (000’s), end of year	611	984	941	842	721

Net Assets (000’s)	$28,219	$45,542	$41,309	$32,076	$24,524

Expense Ratio (A)(D)	0.37%	0.40%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	1.56%	1.53%	1.59%	1.59%	1.95%

Total Return (C)	-0.24%	5.41%	15.25%	12.03%	-2.95%

	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$76.320	$68.449	$52.345	$45.145	$46.501

Unit value, end of year	$76.577	$76.320	$68.449	$52.345	$45.145

Units outstanding (000’s), beginning of year	2,491	2,398	2,253	2,097	1,939
Units Issued (000’s)	369	526	578	549	758
Units Redeemed (000’s)	(1,511)	(433)	(433)	(393)	(600)

Units Outstanding (000’s), end of year	1,349	2,491	2,398	2,253	2,097

Net Assets (000’s)	$103,269	$190,122	$164,141	$117,945	$94,658

Expense Ratio (A)(D)	0.37%	0.40%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	1.02%	0.97%	1.09%	1.37%	0.99%

Total Return (C)	0.34%	11.50%	30.76%	15.95%	-2.91%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 0.50% in 2011 through 2014 and 0.47% in 2015.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$71.543	$67.582	$49.807	$43.549	$48.914

Unit value, end of year	$70.292	$71.543	$67.582	$49.807	$43.549

Units outstanding (000’s), beginning of year	720	701	593	507	455
Units Issued (000’s)	143	186	227	204	292
Units Redeemed (000’s)	(443)	(167)	(119)	(118)	(240)

Units Outstanding (000’s), end of year	420	720	701	593	507

Net Assets (000’s)	$29,517	$51,506	$47,403	$29,525	$22,097

Expense Ratio (A)(D)	0.37%	0.40%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	0.49%	0.25%	0.54%	0.63%	0.24%

Total Return (C)	-1.75%	5.86%	35.69%	14.37%	-10.97%

	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$25.804	$23.613	$18.341	$15.823	$15.303

Unit value, end of year	$25.071	$25.804	$23.613	$18.341	$15.823

Units outstanding (000’s), beginning of year	1,786	1,514	1,245	988	753
Units Issued (000’s)	425	621	552	470	542
Units Redeemed (000’s)	(1,146)	(349)	(283)	(213)	(307)

Units Outstanding (000’s), end of year	1,065	1,786	1,514	1,245	988

Net Assets (000’s)	$26,671	$46,093	$35,756	$22,837	$15,627

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.56%	2.07%	2.08%	2.23%	1.96%

Total Return (C)	-2.84%	9.28%	28.75%	15.91%	3.40%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 0.50% in 2011 through 2014 and 0.47% in 2015.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio					VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Years Ended December 31,		Period Ended December 31, 2013(1)
	2015	2014	2013	2012	2011	2015	2014
Unit value, beginning of year/period	$27.003	$28.890	$23.533	$19.688	$22.884	$15.323	$11.837	$12.330

Unit value, end of year/period	$26.663	$27.003	$28.890	$23.533	$19.688	$15.590	$15.323	$11.837

Units outstanding (000’s), beginning of year/period	2,945	2,779	1,815	1,489	1,216	570	56	—
Units Issued (000’s)	574	693	1,438	617	782	519	642	61
Units Redeemed (000’s)	(1,711)	(527)	(474)	(291)	(509)	(724)	(128)	(5)

Units Outstanding (000’s), end of year/period	1,808	2,945	2,779	1,815	1,489	365	570	56

Net Assets (000’s)	$48,212	$79,528	$80,279	$42,721	$29,311	$5,687	$87,333	$661

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%	0.47%	0.50%	0.50%	(D)

Investment Income Ratio (B)	1.86%	1.45%	1.53%	2.01%	1.55%	2.09%	1.28%	—

Total Return (C)	-1.26%	-6.53%	22.76%	19.53%	-13.97%	1.74%	29.45%	-4.00%	(E)

	American Century										American Funds
	VP Capital Appreciation Fund										New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,										Years Ended December 31,		Period Ended December 31, 2013(1)
	2015		2014		2013		2012		2011		2015	2014
Unit value, beginning of year/period	$40.640		$37.674		$28.849		$24.932		$26.734		$23.279	$25.333	$23.490

Unit value, end of year/period	$41.333		$40.640		$37.674		$28.849		$24.932		$22.484	$23.279	$25.333

Units outstanding (000’s), beginning of year/period	1,790		1,754		1,702		1,453		1,410		40	16	—
Units Issued (000’s)	462		427		473		634		710		31	26	16
Units Redeemed (000’s)	(1,171)		(391)		(421)		(385)		(667)		(38)	(2)	—	(G)

Units Outstanding (000’s), end of year/period	1,081		1,790		1,754		1,702		1,453		33	40	16

Net Assets (000’s)	$44,691		$72,764		$66,072		$49,088		$36,230		$735	$922	$410

Expense Ratio (A)	0.22%	(F)	0.25%	(F)	0.25%	(F)	0.25%	(F)	0.25%	(F)	0.50%	0.50%	0.50%	(D)

Investment Income Ratio (B)	—		—		—		—		—		0.90%	1.71%	2.03%	(E)

Total Return (C)	1.71%		7.87%		30.59%		15.71%		-6.74%		-3.42%	-8.11%	7.85%	(E)

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by American Century, the annualized expense ratio would have been 0.50% in 2011 through 2014 and 0.47% in 2015.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$5.316	$4.875	$4.152	$3.777	$3.630

Unit value, end of year	$5.175	$5.316	$4.875	$4.152	$3.777

Units outstanding (000’s), beginning of year	5,300	4,901	4,576	3,992	2,976
Units Issued (000’s)	1,069	1,223	1,310	1,297	1,935
Units Redeemed (000’s)	(2,687)	(824)	(985)	(713)	(919)

Units Outstanding (000’s), end of year	3,682	5,300	4,901	4,576	3,992

Net Assets (000’s)	$19,057	$28,179	$23,893	$19,000	$15,076

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.12%	1.59%	1.08%	1.25%	1.33%

Total Return (C)	-2.65%	9.04%	17.41%	9.95%	4.04%

	Deutsche
	Capital Growth VIP
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$68.566	$61.002	$45.534	$39.435	$41.488

Unit value, end of year	$74.123	$68.566	$61.002	$45.534	$39.435

Units outstanding (000’s), beginning of year	1,079	1,028	1,027	979	1,012
Units Issued (000’s)	224	209	191	260	275
Units Redeemed (000’s)	(655)	(158)	(190)	(212)	(308)

Units Outstanding (000’s), end of year	648	1,079	1,028	1,027	979

Net Assets (000’s)	$48,027	$73,955	$62,722	$46,764	$38,605

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.69%	0.62%	1.26%	0.88%	0.78%

Total Return (C)	8.10%	12.40%	33.97%	15.47%	-4.95%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Oppenheimer
	Main Street Fund/VA
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$38.975	$35.388	$26.990	$23.211	$23.331

Unit value, end of year	$40.082	$38.975	$35.388	$26.990	$23.211

Units outstanding (000’s), beginning of year	306	263	228	168	148
Units Issued (000’s)	76	101	91	97	76
Units Redeemed (000’s)	(196)	(58)	(56)	(37)	(56)

Units Outstanding (000’s), end of year	186	306	263	228	168

Net Assets (000’s)	$7,442	$11,917	$9,318	$6,155	$3,890

Expense Ratio (A)	0.47%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.92%	0.81%	1.08%	0.96%	0.83%

Total Return (C)	2.84%	10.14%	31.11%	16.28%	-0.51%

	PIMCO						T. Rowe Price
	VIT Real Return Portfolio						Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)		Years Ended December 31,				Period Ended December 31, 2013(1)
	2015		2014				2015		2014
Unit value, beginning of year/period	$13.262		$12.912		$13.220		$20.594		$18.940		$16.420

Unit value, end of year/period	$12.861		$13.262		$12.912		$22.792		$20.594		$18.940

Units outstanding (000’s), beginning of year/period	242		33		—		246		62		—
Units Issued (000’s)	217		263		61		594		238		63
Units Redeemed (000’s)	(226)		(54)		(28)		(297)		(54)		(1)

Units Outstanding (000’s), end of year/period	233		242		33		543		246		62

Net Assets (000’s)	$2,998		$3,211		$431		$12,368		$5,061		$1,176

Expense Ratio (A)	0.37%	(F)	0.40%	(F)	0.40%	(D)(F)	0.32%	(G)	0.35%	(G)	0.35%	(D)(G)

Investment Income Ratio (B)	4.27%		1.36%		2.85%	(E)	—		—		0.04%	(E)

Total Return (C)	-3.02%		2.71%		-2.33%	(E)	10.68%		8.73%		15.35%	(E)

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 0.50% in 2011 through 2014 and 0.47% in 2015.
(G)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 0.50% in 2011 through 2014 and 0.47% in 2015.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

Tier 3 Reduced Fee Units*

	Investment Company
	Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$5.585	$4.951	$3.772	$3.273	$3.232

Unit value, end of year	$5.621	$5.585	$4.951	$3.772	$3.273

Units outstanding (000’s), beginning of year	15,370	15,570	15,134	15,505	15,904
Units Issued (000’s)	4,486	4,836	6,514	4,788	7,352
Units Redeemed (000’s)	(4,494)	(5,036)	(6,078)	(5,159)	(7,751)

Units Outstanding (000’s), end of year	15,362	15,370	15,570	15,134	15,505

Net Assets (000’s)	$86,351	$85,850	$77,082	$57,089	$50,748

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.59%	1.53%	1.63%	0.01%	1.97%

Total Return (C)	0.64%	12.82%	31.24%	15.25%	1.27%

	Investment Company
	All America Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$16.023	$14.500	$11.042	$9.681	$9.717

Unit value, end of year	$15.921	$16.023	$14.500	$11.042	$9.681

Units outstanding (000’s), beginning of year	2,249	2,472	2,659	2,995	3,018
Units Issued (000’s)	410	553	699	700	1,184
Units Redeemed (000’s)	(588)	(776)	(886)	(1,036)	(1,207)

Units Outstanding (000’s), end of year	2,071	2,249	2,472	2,659	2,995

Net Assets (000’s)	$32,969	$36,041	$35,845	$29,359	$28,998

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.35%	1.25%	1.40%	—	2.37%

Total Return (C)	-0.63%	10.50%	31.32%	14.05%	-0.36%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Small Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.109	$2.018	$1.569	$1.368	$1.411

Unit value, end of year	$2.026	$2.109	$2.018	$1.569	$1.368

Units outstanding (000’s), beginning of year	17,994	19,920	19,523	19,674	19,492
Units Issued (000’s)	3,380	4,441	7,072	6,405	9,472
Units Redeemed (000’s)	(5,028)	(6,367)	(6,675)	(6,556)	(9,290)

Units Outstanding (000’s), end of year	16,346	17,994	19,920	19,523	19,674

Net Assets (000’s)	$33,110	$37,957	$40,191	$30,641	$26,905

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.83%	1.26%	1.59%	—	0.92%

Total Return (C)	-3.98%	4.55%	28.55%	14.77%	-3.05%

	Investment Company
	Small Cap Growth Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.075	$1.975	$1.407	$1.341	$1.381

Unit value, end of year	$2.013	$2.075	$1.975	$1.407	$1.341

Units outstanding (000’s), beginning of year	20,022	22,393	20,579	21,903	20,384
Units Issued (000’s)	4,833	6,041	9,193	7,357	11,850
Units Redeemed (000’s)	(6,211)	(8,412)	(7,379)	(8,681)	(10,331)

Units Outstanding (000’s), end of year	18,644	20,022	22,393	20,579	21,903

Net Assets (000’s)	$37,539	$41,547	$44,221	$28,961	$29,380

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	—	0.05%	—	—	—

Total Return (C)	-2.97%	5.08%	40.33%	4.92%	-2.87%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Mid Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.880	$1.662	$1.309	$1.187	$1.220

Unit value, end of year	$1.807	$1.880	$1.662	$1.309	$1.187

Units outstanding (000’s), beginning of year	5,333	4,661	4,028	4,202	3,827
Units Issued (000’s)	1,777	2,259	2,713	1,929	2,720
Units Redeemed (000’s)	(2,060)	(1,587)	(2,080)	(2,103)	(2,345)

Units Outstanding (000’s), end of year	5,050	5,333	4,661	4,028	4,202

Net Assets (000’s)	$9,124	$10,029	$7,747	$5,272	$4,987

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.06%	0.80%	1.00%	—	1.18%

Total Return (C)	-3.92%	13.15%	26.99%	10.29%	-2.71%

	Investment Company
	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$3.806	$3.492	$2.637	$2.252	$2.312

Unit value, end of year	$3.694	$3.806	$3.492	$2.637	$2.252

Units outstanding (000’s), beginning of year	17,068	17,942	17,603	18,266	17,871
Units Issued (000’s)	4,799	5,260	8,272	6,066	9,429
Units Redeemed (000’s)	(5,297)	(6,134)	(7,933)	(6,729)	(9,034)

Units Outstanding (000’s), end of year	16,570	17,068	17,942	17,603	18,266

Net Assets (000’s)	$61,202	$64,958	$62,655	$46,422	$41,138

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.12%	0.97%	1.04%	—	1.15%

Total Return (C)	-2.95%	8.98%	32.42%	17.10%	-2.58%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Composite Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$9.241	$8.520	$7.366	$6.637	$6.492

Unit value, end of year	$9.259	$9.241	$8.520	$7.366	$6.637

Units outstanding (000’s), beginning of year	2,404	2,485	2,715	2,995	2,944
Units Issued (000’s)	538	576	864	660	1,439
Units Redeemed (000’s)	(726)	(657)	(1,094)	(940)	(1,388)

Units Outstanding (000’s), end of year	2,216	2,404	2,485	2,715	2,995

Net Assets (000’s)	$20,515	$22,215	$21,172	$19,996	$19,876

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.09%	1.93%	2.07%	0.02%	4.39%

Total Return (C)	0.20%	8.46%	15.67%	10.99%	2.23%

	Investment Company
	International Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$0.891	$0.954	$0.796	$0.675	$0.776

Unit value, end of year	$0.880	$0.891	$0.954	$0.796	$0.675

Units outstanding (000’s), beginning of year	4,407	4,222	3,419	3,093	2,606
Units Issued (000’s)	1,781	1,616	2,252	2,067	2,592
Units Redeemed (000’s)	(1,548)	(1,431)	(1,449)	(1,741)	(2,105)

Units Outstanding (000’s), end of year	4,640	4,407	4,222	3,419	3,093

Net Assets (000’s)	$4,083	$3,926	$4,026	$2,723	$2,087

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.63%	1.49%	2.04%	0.03%	3.04%

Total Return (C)	-1.22%	-6.59%	19.76%	18.04%	-13.12%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Money Market Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.512	$2.530	$2.549	$2.569	$2.589

Unit value, end of year	$2.494	$2.512	$2.530	$2.549	$2.569

Units outstanding (000’s), beginning of year	4,149	4,629	4,873	4,996	4,946
Units Issued (000’s)	1,859	1,583	2,326	2,727	3,603
Units Redeemed (000’s)	(2,804)	(2,063)	(2,570)	(2,850)	(3,553)

Units Outstanding (000’s), end of year	3,204	4,149	4,629	4,873	4,996

Net Assets (000’s)	$7,991	$10,421	$11,712	$12,423	$12,832

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	-0.70%	-0.73%	-0.76%	-0.75%	-0.79%

	Investment Company
	Mid-Term Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.457	$2.394	$2.422	$2.358	$2.230

Unit value, end of year	$2.457	$2.457	$2.394	$2.422	$2.358

Units outstanding (000’s), beginning of year	8,582	9,099	10,826	10,868	9,893
Units Issued (000’s)	1,974	2,891	4,120	4,183	6,321
Units Redeemed (000’s)	(3,291)	(3,408)	(5,847)	(4,225)	(5,346)

Units Outstanding (000’s), end of year	7,265	8,582	9,099	10,826	10,868

Net Assets (000’s)	$17,851	$21,083	$21,783	$26,217	$25,623

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.28%	2.56%	2.78%	0.04%	3.20%

Total Return (C)	0.01%	2.62%	-1.14%	2.72%	5.70%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$6.399	$6.054	$6.147	$5.837	$5.473

Unit value, end of year	$6.382	$6.399	$6.054	$6.147	$5.837

Units outstanding (000’s), beginning of year	7,466	7,707	7,343	6,616	5,757
Units Issued (000’s)	2,055	2,496	4,452	3,315	3,799
Units Redeemed (000’s)	(2,799)	(2,737)	(4,088)	(2,588)	(2,940)

Units Outstanding (000’s), end of year	6,722	7,466	7,707	7,343	6,616

Net Assets (000’s)	$42,899	$47,774	$46,660	$45,134	$38,617

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	3.08%	2.91%	2.95%	0.03%	4.09%

Total Return (C)	-0.26%	5.69%	-1.50%	5.30%	6.66%

	Investment Company
	Retirement Income Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.414	$1.335	$1.251	$1.174	$1.128

Unit value, end of year	$1.413	$1.414	$1.335	$1.251	$1.174

Units outstanding (000’s), beginning of year	3,922	3,406	2,916	1,937	1,196
Units Issued (000’s)	3,037	1,763	2,371	2,112	2,192
Units Redeemed (000’s)	(3,078)	(1,247)	(1,881)	(1,133)	(1,451)

Units Outstanding (000’s), end of year	3,881	3,922	3,406	2,916	1,937

Net Assets (000’s)	$5,481	$5,545	$4,548	$3,647	$2,275

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.76%	1.63%	0.00%	2.36%	2.47%

Total Return (C)	-0.10%	5.88%	6.76%	6.51%	4.10%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2010 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.402	$1.319	$1.187	$1.089	$1.063

Unit value, end of year	$1.400	$1.402	$1.319	$1.187	$1.089

Units outstanding (000’s), beginning of year	2,570	2,087	1,988	2,221	2,176
Units Issued (000’s)	619	1,222	1,486	1,060	1,295
Units Redeemed (000’s)	(1,019)	(739)	(1,387)	(1,293)	(1,250)

Units Outstanding (000’s), end of year	2,170	2,570	2,087	1,988	2,221

Net Assets (000’s)	$3,038	$3,605	$2,754	$2,361	$2,418

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.13%	1.93%	0.00%	2.38%	2.14%

Total Return (C)	-0.20%	6.31%	11.11%	9.03%	2.46%

	Investment Company
	2015 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.392	$1.307	$1.145	$1.042	$1.027

Unit value, end of year	$1.388	$1.392	$1.307	$1.145	$1.042

Units outstanding (000’s), beginning of year	13,797	12,429	11,983	10,378	7,783
Units Issued (000’s)	6,381	5,577	6,414	7,439	7,032
Units Redeemed (000’s)	(6,846)	(4,209)	(5,968)	(5,834)	(4,437)

Units Outstanding (000’s), end of year	13,332	13,797	12,429	11,983	10,378

Net Assets (000’s)	$18,502	$19,210	$16,245	$13,725	$10,813

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.05%	1.83%	0.01%	2.10%	2.03%

Total Return (C)	-0.33%	6.53%	14.11%	9.93%	1.47%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2020 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.394	$1.306	$1.116	$1.005	$0.996

Unit value, end of year	$1.387	$1.394	$1.306	$1.116	$1.005

Units outstanding (000’s), beginning of year	33,029	26,321	22,804	15,461	10,191
Units Issued (000’s)	15,218	13,550	12,849	13,510	11,703
Units Redeemed (000’s)	(11,421)	(6,842)	(9,332)	(6,167)	(6,433)

Units Outstanding (000’s), end of year	36,826	33,029	26,321	22,804	15,461

Net Assets (000’s)	$51,095	$46,039	$34,375	$25,449	$15,543

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.75%	1.38%	0.01%	1.91%	1.89%

Total Return (C)	-0.46%	6.73%	17.02%	11.02%	0.94%

	Investment Company
	2025 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.433	$1.334	$1.108	$0.988	$0.986

Unit value, end of year	$1.423	$1.433	$1.334	$1.108	$0.988

Units outstanding (000’s), beginning of year	33,956	27,083	16,731	13,167	7,522
Units Issued (000’s)	15,489	15,175	17,186	9,179	10,655
Units Redeemed (000’s)	(11,424)	(8,302)	(6,834)	(5,615)	(5,010)

Units Outstanding (000’s), end of year	38,021	33,956	27,083	16,731	13,167

Net Assets (000’s)	$54,090	$48,646	$36,140	$18,544	$13,005

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.60%	1.20%	0.02%	1.76%	1.61%

Total Return (C)	-0.70%	7.36%	20.39%	12.22%	0.22%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2030 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.469	$1.363	$1.108	$0.981	$0.985

Unit value, end of year	$1.457	$1.469	$1.363	$1.108	$0.981

Units outstanding (000’s), beginning of year	26,645	21,668	14,561	10,769	8,739
Units Issued (000’s)	14,336	11,819	12,250	8,022	8,000
Units Redeemed (000’s)	(7,776)	(6,842)	(5,143)	(4,230)	(5,970)

Units Outstanding (000’s), end of year	33,205	26,645	21,668	14,561	10,769

Net Assets (000’s)	$48,396	$39,154	$29,534	$16,139	$10,562

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.55%	1.15%	0.02%	1.67%	1.51%

Total Return (C)	-0.82%	7.81%	22.98%	13.01%	-0.40%

	Investment Company
	2035 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.463	$1.360	$1.086	$0.955	$0.967

Unit value, end of year	$1.449	$1.463	$1.360	$1.086	$0.955

Units outstanding (000’s), beginning of year	24,934	17,745	12,486	8,810	5,448
Units Issued (000’s)	12,077	11,767	9,930	7,348	7,204
Units Redeemed (000’s)	(7,929)	(4,578)	(4,671)	(3,672)	(3,842)

Units Outstanding (000’s), end of year	29,082	24,934	17,745	12,486	8,810

Net Assets (000’s)	$42,143	$36,484	$24,126	$13,563	$8,416

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.45%	1.05%	0.02%	1.50%	1.39%

Total Return (C)	-0.97%	7.62%	25.17%	13.71%	-1.23%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2040 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.461	$1.364	$1.079	$0.947	$0.965

Unit value, end of year	$1.443	$1.461	$1.364	$1.079	$0.947

Units outstanding (000’s), beginning of year	20,906	15,018	11,139	8,428	5,075
Units Issued (000’s)	9,881	9,980	9,102	7,540	6,821
Units Redeemed (000’s)	(7,495)	(4,092)	(5,223)	(4,829)	(3,468)

Units Outstanding (000’s), end of year	23,292	20,906	15,018	11,139	8,428

Net Assets (000’s)	$33,610	$30,542	$20,491	$12,021	$7,982

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.39%	1.04%	0.03%	1.46%	1.31%

Total Return (C)	-1.23%	7.07%	26.44%	13.95%	-1.84%

	Investment Company
	2045 Retirement Fund					2050 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Years Ended December 31,			Period Ended December 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.448	$1.356	$1.069	$0.939	$0.959	$1.380	$1.295	$1.017	$1.000

Unit value, end of year/period	$1.429	$1.448	$1.356	$1.069	$0.939	$1.362	$1.380	$1.295	$1.017

Units outstanding (000’s), beginning of year/period	26,893	21,633	15,539	12,332	7,515	5,263	1,790	103	—
Units Issued (000’s)	11,301	11,235	12,045	9,639	9,736	7,237	4,532	2,438	104
Units Redeemed (000’s)	(8,633)	(5,975)	(5,951)	(6,432)	(4,919)	(2,267)	(1,059)	(751)	(1)

Units Outstanding (000’s), end of year/period	29,561	26,893	21,633	15,539	12,332	10,233	5,263	1,790	103

Net Assets (000’s)	$42,247	$38,932	$29,344	$16,604	$11,583	$13,933	$7,262	$2,319	$105

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	(D)

Investment Income Ratio (B)	1.41%	1.02%	0.03%	1.39%	1.25%	0.83%	0.15%	0.04%	—

Total Return (C)	-1.28%	6.72%	26.94%	13.77%	-2.04%	-1.32%	6.52%	27.41%	1.67%	(E)

(1)	For the period October 1, 2012 (Initial Offering Date of Units) to December 31, 2012.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.772	$1.671	$1.566	$1.467	$1.394

Unit value, end of year	$1.769	$1.772	$1.671	$1.566	$1.467

Units outstanding (000’s), beginning of year	9,729	9,530	7,760	6,340	4,492
Units Issued (000’s)	4,416	3,821	5,417	3,723	4,381
Units Redeemed (000’s)	(4,239)	(3,622)	(3,647)	(2,303)	(2,533)

Units Outstanding (000’s), end of year	9,906	9,729	9,530	7,760	6,340

Net Assets (000’s)	$17,522	$17,235	$15,928	$12,155	$9,298

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.07%	2.14%	0.04%	2.45%	2.79%

Total Return (C)	-0.16%	5.99%	6.71%	6.81%	5.16%

	Investment Company
	Moderate Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.161	$2.018	$1.755	$1.592	$1.537

Unit value, end of year	$2.152	$2.161	$2.018	$1.755	$1.592

Units outstanding (000’s), beginning of year	21,927	21,272	19,421	17,456	13,988
Units Issued (000’s)	6,183	7,439	9,920	8,202	9,539
Units Redeemed (000’s)	(6,145)	(6,784)	(8,069)	(6,237)	(6,071)

Units Outstanding (000’s), end of year	21,965	21,927	21,272	19,421	17,456

Net Assets (000’s)	$47,266	$47,390	$42,938	$34,092	$27,793

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.04%	1.82%	0.02%	2.18%	2.35%

Total Return (C)	-0.44%	7.08%	14.99%	10.25%	3.57%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Aggressive Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.496	$2.332	$1.889	$1.676	$1.648

Unit value, end of year	$2.472	$2.496	$2.332	$1.889	$1.676

Units outstanding (000’s), beginning of year	16,519	16,495	14,372	14,088	12,952
Units Issued (000’s)	3,972	5,256	7,140	5,987	7,466
Units Redeemed (000’s)	(4,564)	(5,232)	(5,017)	(5,703)	(6,330)

Units Outstanding (000’s), end of year	15,927	16,519	16,495	14,372	14,088

Net Assets (000’s)	$39,370	$41,237	$38,474	$27,152	$23,606

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.83%	1.55%	0.03%	1.79%	1.94%

Total Return (C)	-0.97%	7.03%	23.46%	12.74%	1.70%

	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$67.288	$62.200	$48.782	$41.796	$41.602

Unit value, end of year	$64.306	$67.288	$62.200	$48.782	$41.796

Units outstanding (000’s), beginning of year	755	818	778	785	805
Units Issued (000’s)	150	202	320	245	364
Units Redeemed (000’s)	(232)	(265)	(280)	(252)	(384)

Units Outstanding (000’s), end of year	673	755	818	778	785

Net Assets (000’s)	$43,307	$50,779	$50,903	$37,966	$32,817

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	3.10%	2.83%	2.56%	3.19%	2.46%

Total Return (C)	-4.43%	8.18%	27.51%	16.71%	0.47%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$46.065	$43.741	$37.994	$33.950	$35.018

Unit value, end of year	$45.899	$46.065	$43.741	$37.994	$33.950

Units outstanding (000’s), beginning of year	612	584	589	614	611
Units Issued (000’s)	141	194	252	195	294
Units Redeemed (000’s)	(185)	(166)	(257)	(220)	(291)

Units Outstanding (000’s), end of year	568	612	584	589	614

Net Assets (000’s)	$26,086	$28,171	$25,542	$22,368	$20,861

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.56%	1.53%	1.59%	1.59%	1.95%

Total Return (C)	-0.36%	5.31%	15.13%	11.91%	-3.05%

	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$75.980	$68.209	$52.215	$45.080	$46.481

Unit value, end of year	$76.143	$75.980	$68.209	$52.215	$45.080

Units outstanding (000’s), beginning of year	1,601	1,694	1,737	1,776	1,774
Units Issued (000’s)	299	400	575	516	802
Units Redeemed (000’s)	(440)	(493)	(618)	(555)	(800)

Units Outstanding (000’s), end of year	1,460	1,601	1,694	1,737	1,776

Net Assets (000’s)	$111,138	$121,642	$115,575	$90,709	$80,047

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.02%	0.97%	1.09%	1.37%	0.99%

Total Return (C)	0.21%	11.39%	30.63%	15.83%	-3.01%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$71.223	$67.344	$49.683	$43.485	$48.893

Unit value, end of year	$69.891	$71.223	$67.344	$49.683	$43.485

Units outstanding (000’s), beginning of year	489	508	492	502	522
Units Issued (000’s)	110	164	222	184	301
Units Redeemed (000’s)	(146)	(183)	(206)	(194)	(321)

Units Outstanding (000’s), end of year	453	489	508	492	502

Net Assets (000’s)	$31,690	$34,822	$34,234	$24,456	$21,844

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.49%	0.25%	0.54%	0.63%	0.24%

Total Return (C)	-1.87%	5.76%	35.55%	14.25%	-11.06%

	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$25.698	$23.539	$18.299	$15.802	$15.297

Unit value, end of year	$24.938	$25.698	$23.539	$18.299	$15.802

Units outstanding (000’s), beginning of year	1,289	1,264	1,105	957	828
Units Issued (000’s)	355	502	596	506	582
Units Redeemed (000’s)	(409)	(477)	(437)	(358)	(453)

Units Outstanding (000’s), end of year	1,235	1,289	1,264	1,105	957

Net Assets (000’s)	$30,780	$33,124	$29,751	$20,229	$15,121

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.56%	2.07%	2.08%	2.23%	1.96%

Total Return (C)	-2.96%	9.17%	28.63%	15.80%	3.30%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio					VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Years Ended December 31,		Period Ended December 31,
	2015	2014	2013	2012	2011	2015	2014	2013(1)
Unit value, beginning of year/period	$26.892	$28.798	$23.480	$19.661	$22.876	$15.304	$11.833	$12.330

Unit value, end of year/period	$26.520	$26.892	$28.798	$23.480	$19.661	$15.551	$15.304	$11.833

Units outstanding (000’s), beginning of year/period	1,980	2,086	1,470	1,456	1,405	454	53	—
Units Issued (000’s)	436	536	1,339	567	819	445	528	56
Units Redeemed (000’s)	(576)	(642)	(723)	(553)	(768)	(396)	(127)	(3)

Units Outstanding (000’s), end of year/period	1,840	1,980	2,086	1,470	1,456	503	454	53

Net Assets (000’s)	$48,816	$53,256	$60,062	$34,504	$28,632	$7,816	$6,944	$632

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	(E)

Investment Income Ratio (B)	1.86%	1.45%	1.53%	2.01%	1.55%	2.09%	1.28%	—

Total Return (C)	-1.38%	-6.62%	22.65%	19.42%	-14.05%	1.62%	29.33%	-4.03%	(F)

	American Century										American Funds
	VP Capital Appreciation Fund										New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,										Years Ended December 31,		Period Ended December 31
	2015		2014		2013		2012		2011		2015	2014	2013(1)
Unit value, beginning of year/period	$40.459		$37.543		$28.778		$24.896		$26.723		$23.250	$25.325	$23.490

Unit value, end of year/period	$41.099		$40.459		$37.543		$28.778		$24.896		$22.428	$23.250	$25.325

Units outstanding (000’s), beginning of year/period	1,283		1,364		1,364		1,389		1,315		47	10	—
Units Issued (000’s)	341		392		536		504		809		34	53	10
Units Redeemed (000’s)	(388)		(473)		(536)		(529)		(735)		(20)	(16)	—	(G)

Units Outstanding (000’s), end of year/period	1,236		1,283		1,364		1,364		1,389		61	47	10

Net Assets (000’s)	$50,788		$51,895		$51,195		$39,264		$34,576		$1,371	$1,082	$248

Expense Ratio (A)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.35%	(D)	0.60%	0.60%	0.60%	(E)

Investment Income Ratio (B)	—		—		—		—		—		0.90%	1.71%	2.03%	(F)

Total Return (C)	1.58%		7.77%		30.46%		15.59%		-6.84%		-3.53%	-8.19%	7.81%	(F)

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.60%.
(E)	Annualized.
(F)	Not annualized.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$5.295	$4.861	$4.143	$3.772	$3.629

Unit value, end of year	$5.148	$5.295	$4.861	$4.143	$3.772

Units outstanding (000’s), beginning of year	3,935	3,765	3,387	3,641	3,787
Units Issued (000’s)	818	1,177	1,520	851	1,907
Units Redeemed (000’s)	(1,168)	(1,007)	(1,142)	(1,105)	(2,053)

Units Outstanding (000’s), end of year	3,585	3,935	3,765	3,387	3,641

Net Assets (000’s)	$18,458	$20,837	$18,299	$14,033	$13,731

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.12%	1.59%	1.08%	1.25%	1.33%

Total Return (C)	-2.77%	8.94%	17.31%	9.85%	3.94%

	Deutsche
	Capital Growth VIP
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$68.283	$60.807	$45.430	$39.381	$41.472

Unit value, end of year	$73.727	$68.283	$60.807	$45.430	$39.381

Units outstanding (000’s), beginning of year	658	719	754	805	746
Units Issued (000’s)	154	136	214	207	384
Units Redeemed (000’s)	(177)	(197)	(249)	(258)	(325)

Units Outstanding (000’s), end of year	635	658	719	754	805

Net Assets (000’s)	$46,816	$44,946	$43,700	$34,239	$31,698

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.69%	0.62%	1.26%	0.88%	0.78%

Total Return (C)	7.97%	12.29%	33.85%	15.36%	-5.04%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Oppenheimer
	Main Street Fund/VA
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$38.815	$35.276	$26.929	$23.180	$23.322

Unit value, end of year	$39.868	$38.815	$35.276	$26.929	$23.180

Units outstanding (000’s), beginning of year	201	188	173	153	131
Units Issued (000’s)	80	77	105	81	87
Units Redeemed (000’s)	(68)	(64)	(90)	(61)	(65)

Units Outstanding (000’s), end of year	213	201	188	173	153

Net Assets (000’s)	$8,483	$7,783	$6,623	$4,668	$3,553

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.92%	0.81%	1.08%	0.96%	0.83%

Total Return (C)	2.71%	10.03%	30.99%	16.17%	-0.61%

	PIMCO						T. Rowe Price
	VIT Real Return Portfolio						Blue Chip Growth Portfolio
	Years Ended December 31,				Period Ended December 31,		Years Ended December 31,				Period Ended December 31,
Selected Per Unit and Supplementary Data:	2015		2014		2013(1)		2015		2014		2013(1)
Unit value, beginning of year/period	$13.239		$12.908		$13.220		$20.566		$18.933		$16.420

Unit value, end of year/period	$12.829		$13.239		$12.908		$22.734		$20.566		$18.933

Units outstanding (000’s), beginning of year/period	204		48		—		200		44		—
Units Issued (000’s)	167		219		50		470		203		47
Units Redeemed (000’s)	(124)		(63)		(2)		(117)		(47)		(3)

Units Outstanding (000’s), end of year/period	247		204		48		553		200		44

Net Assets (000’s)	$3,169		$2,706		$616		$12,580		$4,115		$834

Expense Ratio (A)	0.50%	(G)	0.50%	(G)	0.50%	(D)(G)	0.45%	(H)	0.45%	(H)	0.45%	(D)(H)

Investment Income Ratio (B)	4.27%		1.36%		2.85%	(E)	—		—		0.04%	(E)

Total Return (C)	-3.10%		2.57%		-2.36%	(E)	10.54%		8.63%		15.31%	(E)

(1)	For the Period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(G)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 0.60%.
(H)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

Standard Units*

	Investment Company
	Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$5.330	$4.753	$3.643	$3.180	$3.159

Unit value, end of year	$5.331	$5.330	$4.753	$3.643	$3.180

Units outstanding (000’s), beginning of year	57,445	55,789	59,193	61,506	66,679
Units Issued (000’s)	10,649	12,738	10,977	11,634	12,386
Units Redeemed (000’s)	(14,946)	(11,082)	(14,381)	(13,947)	(17,559)

Units Outstanding (000’s), end of year	53,148	57,445	55,789	59,193	61,506

Net Assets (000’s)	$283,348	$306,153	$265,139	$215,641	$195,598

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.59%	1.53%	1.63%	0.01%	1.97%

Total Return (C)	0.03%	12.14%	30.46%	14.56%	0.66%

	Investment Company
	All America Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$15.288	$13.919	$10.663	$9.406	$9.497

Unit value, end of year	$15.100	$15.288	$13.919	$10.663	$9.406

Units outstanding (000’s), beginning of year	10,455	11,577	12,478	13,523	15,222
Units Issued (000’s)	939	933	1,294	1,440	1,451
Units Redeemed (000’s)	(1,741)	(2,055)	(2,195)	(2,485)	(3,150)

Units Outstanding (000’s), end of year	9,653	10,455	11,577	12,478	13,523

Net Assets (000’s)	$145,762	$159,836	$161,137	$133,058	$127,198

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.35%	1.25%	1.40%	—	2.37%

Total Return (C)	-1.23%	9.83%	30.53%	13.36%	-0.96%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Small Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.013	$1.937	$1.516	$1.329	$1.379

Unit value, end of year	$1.921	$2.013	$1.937	$1.516	$1.329

Units outstanding (000’s), beginning of year	52,895	60,755	65,627	71,636	75,792
Units Issued (000’s)	6,114	5,698	9,887	10,172	15,483
Units Redeemed (000’s)	(10,110)	(13,558)	(14,759)	(16,181)	(19,639)

Units Outstanding (000’s), end of year	48,899	52,895	60,755	65,627	71,636

Net Assets (000’s)	$93,945	$106,473	$117,683	$99,475	$95,181

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.83%	1.26%	1.59%	—	0.92%

Total Return (C)	-4.56%	3.92%	27.79%	14.08%	-3.63%

	Investment Company
	Small Cap Growth Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.980	$1.896	$1.359	$1.303	$1.350

Unit value, end of year	$1.910	$1.980	$1.896	$1.359	$1.303

Units outstanding (000’s), beginning of year	59,683	73,999	70,509	79,438	81,486
Units Issued (000’s)	14,510	9,714	22,448	12,282	23,111
Units Redeemed (000’s)	(15,674)	(24,030)	(18,958)	(21,211)	(25,159)

Units Outstanding (000’s), end of year	58,519	59,683	73,999	70,509	79,438

Net Assets (000’s)	$111,758	$118,177	$140,289	$95,830	$103,526

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	—	0.05%	—	—	—

Total Return (C)	-3.55%	4.45%	39.49%	4.29%	-3.45%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Mid Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.794	$1.596	$1.264	$1.153	$1.192

Unit value, end of year	$1.714	$1.794	$1.596	$1.264	$1.153

Units outstanding (000’s), beginning of year	18,280	15,364	14,987	15,772	15,980
Units Issued (000’s)	4,109	9,251	5,650	3,664	5,331
Units Redeemed (000’s)	(6,903)	(6,335)	(5,273)	(4,449)	(5,539)

Units Outstanding (000’s), end of year	15,486	18,280	15,364	14,987	15,772

Net Assets (000’s)	$26,537	$32,800	$24,514	$18,943	$18,184

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.06%	0.80%	1.00%	—	1.18%

Total Return (C)	-4.50%	12.46%	26.23%	9.63%	-3.29%

	Investment Company
	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$3.632	$3.352	$2.547	$2.188	$2.260

Unit value, end of year	$3.503	$3.632	$3.352	$2.547	$2.188

Units outstanding (000’s), beginning of year	63,510	69,280	66,532	70,910	69,874
Units Issued (000’s)	11,162	10,765	23,986	14,383	24,643
Units Redeemed (000’s)	(16,226)	(16,535)	(21,238)	(18,761)	(23,607)

Units Outstanding (000’s), end of year	58,446	63,510	69,280	66,532	70,910

Net Assets (000’s)	$204,755	$230,640	$232,260	$169,449	$155,164

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.12%	0.97%	1.04%	—	1.15%

Total Return (C)	-3.53%	8.33%	31.63%	16.39%	-3.16%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Composite Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$8.816	$8.178	$7.113	$6.448	$6.346

Unit value, end of year	$8.780	$8.816	$8.178	$7.113	$6.448

Units outstanding (000’s), beginning of year	11,632	12,383	13,626	14,678	16,413
Units Issued (000’s)	1,139	841	1,327	1,272	1,293
Units Redeemed (000’s)	(1,820)	(1,592)	(2,570)	(2,324)	(3,028)

Units Outstanding (000’s), end of year	10,951	11,632	12,383	13,626	14,678

Net Assets (000’s)	$96,147	$102,547	$101,268	$96,928	$94,646

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.09%	1.93%	2.07%	0.02%	4.39%

Total Return (C)	-0.41%	7.80%	14.97%	10.32%	1.61%

	Investment Company
	International Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$0.858	$0.924	$0.776	$0.662	$0.766

Unit value, end of year	$0.842	$0.858	$0.924	$0.776	$0.662

Units outstanding (000’s), beginning of year	8,706	9,019	9,256	7,800	6,707
Units Issued (000’s)	3,212	2,354	3,295	3,665	3,702
Units Redeemed (000’s)	(2,304)	(2,667)	(3,532)	(2,209)	(2,609)

Units Outstanding (000’s), end of year	9,614	8,706	9,019	9,256	7,800

Net Assets (000’s)	$8,099	$7,470	$8,334	$7,186	$5,161

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.63%	1.49%	2.04%	0.03%	3.04%

Total Return (C)	-1.81%	-7.15%	19.05%	17.33%	-13.64%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Money Market Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.396	$2.429	$2.462	$2.496	$2.531

Unit value, end of year	$2.365	$2.396	$2.429	$2.462	$2.496

Units outstanding (000’s), beginning of year	11,341	12,778	15,265	17,362	20,295
Units Issued (000’s)	2,583	2,653	4,175	3,815	5,177
Units Redeemed (000’s)	(4,169)	(4,090)	(6,662)	(5,912)	(8,110)

Units Outstanding (000’s), end of year	9,755	11,341	12,778	15,265	17,362

Net Assets (000’s)	$23,067	$27,173	$31,034	$37,579	$43,333

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	-1.31%	-1.34%	-1.35%	-1.36%	-1.37%

	Investment Company
	Mid-Term Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.343	$2.297	$2.338	$2.290	$2.180

Unit value, end of year	$2.329	$2.343	$2.297	$2.338	$2.290

Units outstanding (000’s), beginning of year	24,803	27,517	33,149	35,372	38,104
Units Issued (000’s)	4,759	4,104	5,503	7,669	10,277
Units Redeemed (000’s)	(6,501)	(6,818)	(11,135)	(9,892)	(13,009)

Units Outstanding (000’s), end of year	23,061	24,803	27,517	33,149	35,372

Net Assets (000’s)	$53,712	$58,116	$63,219	$77,511	$81,009

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.28%	2.56%	2.78%	0.04%	3.20%

Total Return (C)	-0.60%	1.99%	-1.74%	2.10%	5.06%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$6.103	$5.810	$5.935	$5.670	$5.349

Unit value, end of year	$6.050	$6.103	$5.810	$5.935	$5.670

Units outstanding (000’s), beginning of year	20,888	21,938	23,438	23,165	21,945
Units Issued (000’s)	3,635	4,088	8,512	6,942	8,057
Units Redeemed (000’s)	(5,374)	(5,138)	(10,012)	(6,669)	(6,837)

Units Outstanding (000’s), end of year	19,149	20,888	21,938	23,438	23,165

Net Assets (000’s)	$115,846	$127,482	$127,463	$139,096	$131,354

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	3.08%	2.91%	2.95%	0.03%	4.09%

Total Return (C)	-0.87%	5.04%	-2.10%	4.66%	6.01%

	Investment Company
	Retirement Income Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.362	$1.294	$1.220	$1.152	$1.113

Unit value, end of year	$1.352	$1.362	$1.294	$1.220	$1.152

Units outstanding (000’s), beginning of year	10,750	9,177	8,962	8,162	5,971
Units Issued (000’s)	5,704	5,433	4,937	4,531	6,676
Units Redeemed (000’s)	(4,973)	(3,860)	(4,722)	(3,731)	(4,485)

Units Outstanding (000’s), end of year	11,481	10,750	9,177	8,962	8,162

Net Assets (000’s)	$15,526	$14,642	$11,877	$10,929	$9,402

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.76%	1.63%	0.00%	2.36%	2.47%

Total Return (C)	-0.71%	5.23%	6.13%	5.88%	3.48%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2010 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.351	$1.279	$1.158	$1.068	$1.049

Unit value, end of year	$1.340	$1.351	$1.279	$1.158	$1.068

Units outstanding (000’s), beginning of year	6,133	6,527	7,087	7,327	7,227
Units Issued (000’s)	1,712	1,628	2,539	3,176	4,380
Units Redeemed (000’s)	(1,657)	(2,022)	(3,099)	(3,416)	(4,280)

Units Outstanding (000’s), end of year	6,188	6,133	6,527	7,087	7,327

Net Assets (000’s)	$8,292	$8,285	$8,346	$8,203	$7,825

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.13%	1.93%	0.00%	2.38%	2.14%

Total Return (C)	-0.80%	5.65%	10.46%	8.39%	1.85%

	Investment Company
	2015 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.341	$1.267	$1.117	$1.022	$1.013

Unit value, end of year	$1.329	$1.341	$1.267	$1.117	$1.022

Units outstanding (000’s), beginning of year	36,928	37,589	39,009	36,243	33,377
Units Issued (000’s)	10,621	11,203	15,347	17,245	14,880
Units Redeemed (000’s)	(12,326)	(11,864)	(16,767)	(14,479)	(12,014)

Units Outstanding (000’s), end of year	35,223	36,928	37,589	39,009	36,243

Net Assets (000’s)	$46,800	$49,526	$47,616	$43,561	$37,037

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.05%	1.83%	0.01%	2.10%	2.03%

Total Return (C)	-0.93%	5.88%	13.44%	9.28%	0.87%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2020 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.343	$1.266	$1.088	$0.986	$0.983

Unit value, end of year	$1.328	$1.343	$1.266	$1.088	$0.986

Units outstanding (000’s), beginning of year	69,565	64,446	52,040	42,477	34,563
Units Issued (000’s)	29,664	25,163	27,831	23,346	21,502
Units Redeemed (000’s)	(21,269)	(20,044)	(15,425)	(13,783)	(13,588)

Units Outstanding (000’s), end of year	77,960	69,565	64,446	52,040	42,477

Net Assets (000’s)	$103,569	$93,409	$81,575	$56,623	$41,880

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.75%	1.38%	0.01%	1.91%	1.89%

Total Return (C)	-1.06%	6.08%	16.33%	10.36%	0.34%

	Investment Company
	2025 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.380	$1.293	$1.081	$0.969	$0.972

Unit value, end of year	$1.362	$1.380	$1.293	$1.081	$0.969

Units outstanding (000’s), beginning of year	67,887	63,819	53,778	41,690	32,390
Units Issued (000’s)	26,487	20,965	26,822	23,089	19,524
Units Redeemed (000’s)	(16,146)	(16,897)	(16,781)	(11,001)	(10,224)

Units Outstanding (000’s), end of year	78,228	67,887	63,819	53,778	41,690

Net Assets (000’s)	$106,557	$93,687	$82,537	$58,113	$40,386

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.60%	1.20%	0.02%	1.76%	1.61%

Total Return (C)	-1.30%	6.71%	19.68%	11.55%	-0.37%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2030 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.416	$1.321	$1.081	$0.962	$0.972

Unit value, end of year	$1.396	$1.416	$1.321	$1.081	$0.962

Units outstanding (000’s), beginning of year	50,653	47,430	41,160	33,092	24,247
Units Issued (000’s)	20,065	15,493	18,792	17,579	16,274
Units Redeemed (000’s)	(12,819)	(12,270)	(12,522)	(9,511)	(7,429)

Units Outstanding (000’s), end of year	57,899	50,653	47,430	41,160	33,092

Net Assets (000’s)	$80,799	$71,700	$62,659	$44,478	$31,832

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.55%	1.15%	0.02%	1.67%	1.51%

Total Return (C)	-1.41%	7.15%	22.25%	12.34%	-0.99%

	Investment Company
	2035 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.410	$1.318	$1.059	$0.937	$0.954

Unit value, end of year	$1.388	$1.410	$1.318	$1.059	$0.937

Units outstanding (000’s), beginning of year	41,438	38,511	33,044	25,363	20,271
Units Issued (000’s)	15,613	14,865	15,471	14,685	12,447
Units Redeemed (000’s)	(9,241)	(11,938)	(10,004)	(7,004)	(7,355)

Units Outstanding (000’s), end of year	47,810	41,438	38,511	33,044	25,363

Net Assets (000’s)	$66,337	$58,410	$50,747	$34,994	$23,764

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.45%	1.05%	0.02%	1.50%	1.39%

Total Return (C)	-1.56%	6.97%	24.43%	13.03%	-1.82%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	2040 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.407	$1.322	$1.052	$0.929	$0.952

Unit value, end of year	$1.382	$1.407	$1.322	$1.052	$0.929

Units outstanding (000’s), beginning of year	35,020	35,092	30,913	24,331	18,624
Units Issued (000’s)	12,116	10,162	13,906	13,528	12,432
Units Redeemed (000’s)	(8,523)	(10,234)	(9,727)	(6,946)	(6,725)

Units Outstanding (000’s), end of year	38,613	35,020	35,092	30,913	24,331

Net Assets (000’s)	$53,351	$49,286	$46,405	$32,523	$22,599

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.39%	1.04%	0.03%	1.46%	1.31%

Total Return (C)	-1.82%	6.42%	25.69%	13.27%	-2.42%

	Investment Company
	2045 Retirement Fund					2050 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Years Ended December 31,			Period Ended December 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.395	$1.315	$1.042	$0.921	$0.946	$1.361	$1.286	$1.015	$1.000

Unit value, end of year/period	$1.368	$1.395	$1.315	$1.042	$0.921	$1.335	$1.361	$1.286	$1.015

Units outstanding (000’s), beginning of year/period	42,514	41,653	37,864	28,787	21,213	9,097	4,702	493	—
Units Issued (000’s)	13,751	12,951	15,650	17,199	15,183	9,765	6,532	5,100	518
Units Redeemed (000’s)	(10,060)	(12,090)	(11,861)	(8,122)	(7,609)	(3,816)	(2,137)	(891)	(25)

Units Outstanding (000’s), end of year/period	46,205	42,514	41,653	37,864	28,787	15,046	9,097	4,702	493

Net Assets (000’s)	$63,229	$59,288	$54,760	$39,446	$26,519	$20,089	$12,384	$6,046	$500

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	(D)

Investment Income Ratio (B)	1.41%	1.02%	0.03%	1.39%	1.25%	0.83%	0.15%	0.04%	—

Total Return (C)	-1.87%	6.08%	26.19%	13.09%	-2.62%	-1.91%	5.87%	26.66%	1.51%	(E)

(1)	For the period October 1, 2012 (Initial Offering Date of Units) to December 31, 2012.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$1.690	$1.604	$1.512	$1.425	$1.363

Unit value, end of year	$1.677	$1.690	$1.604	$1.512	$1.425

Units outstanding (000’s), beginning of year	25,746	23,231	23,645	19,459	17,239
Units Issued (000’s)	7,935	9,875	9,467	12,170	9,571
Units Redeemed (000’s)	(7,745)	(7,360)	(9,881)	(7,984)	(7,351)

Units Outstanding (000’s), end of year	25,936	25,746	23,231	23,645	19,459

Net Assets (000’s)	$43,485	$43,598	$37,260	$35,756	$27,720

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.07%	2.14%	0.04%	2.45%	2.79%

Total Return (C)	-0.76%	5.34%	6.06%	6.15%	4.52%

	Investment Company
	Moderate Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.062	$1.937	$1.695	$1.547	$1.503

Unit value, end of year	$2.040	$2.062	$1.937	$1.695	$1.547

Units outstanding (000’s), beginning of year	55,236	57,199	56,603	51,632	51,013
Units Issued (000’s)	11,624	12,024	17,477	17,293	15,575
Units Redeemed (000’s)	(12,473)	(13,987)	(16,881)	(12,322)	(14,956)

Units Outstanding (000’s), end of year	54,387	55,236	57,199	56,603	51,632

Net Assets (000’s)	$110,970	$113,883	$110,815	$95,948	$79,871

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.04%	1.82%	0.02%	2.18%	2.35%

Total Return (C)	-1.04%	6.42%	14.29%	9.58%	2.95%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Investment Company
	Aggressive Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$2.382	$2.239	$1.824	$1.628	$1.611

Unit value, end of year	$2.344	$2.382	$2.239	$1.824	$1.628

Units outstanding (000’s), beginning of year	37,261	39,964	42,816	42,489	41,698
Units Issued (000’s)	6,181	6,501	8,525	10,300	11,461
Units Redeemed (000’s)	(7,338)	(9,204)	(11,377)	(9,973)	(10,670)

Units Outstanding (000’s), end of year	36,104	37,261	39,964	42,816	42,489

Net Assets (000’s)	$84,636	$88,742	$89,477	$78,116	$69,177

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.83%	1.55%	0.03%	1.79%	1.94%

Total Return (C)	-1.57%	6.37%	22.72%	12.06%	1.09%

	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$64.219	$59.726	$47.118	$40.611	$40.663

Unit value, end of year	$61.004	$64.219	$59.726	$47.118	$40.611

Units outstanding (000’s), beginning of year	2,291	2,482	2,646	2,871	3,148
Units Issued (000’s)	225	322	505	398	505
Units Redeemed (000’s)	(490)	(513)	(669)	(623)	(782)

Units Outstanding (000’s), end of year	2,026	2,291	2,482	2,646	2,871

Net Assets (000’s)	$123,611	$147,104	$148,264	$124,675	$116,589

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	3.10%	2.83%	2.56%	3.19%	2.46%

Total Return (C)	-5.01%	7.52%	26.76%	16.02%	-0.13%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$43.964	$42.002	$36.698	$32.987	$34.227

Unit value, end of year	$43.541	$43.964	$42.002	$36.698	$32.987

Units outstanding (000’s), beginning of year	1,634	1,740	1,961	2,042	2,202
Units Issued (000’s)	316	269	301	338	406
Units Redeemed (000’s)	(425)	(375)	(522)	(419)	(566)

Units Outstanding (000’s), end of year	1,525	1,634	1,740	1,961	2,042

Net Assets (000’s)	$66,429	$71,833	$73,098	$71,950	$67,361

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	1.56%	1.53%	1.59%	1.59%	1.95%

Total Return (C)	-0.96%	4.67%	14.45%	11.25%	-3.62%

	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$72.513	$65.493	$50.432	$43.801	$45.431

Unit value, end of year	$72.231	$72.513	$65.493	$50.432	$43.801

Units outstanding (000’s), beginning of year	5,386	5,767	6,355	6,811	7,505
Units Issued (000’s)	578	622	766	942	1,099
Units Redeemed (000’s)	(950)	(1,003)	(1,354)	(1,398)	(1,793)

Units Outstanding (000’s), end of year	5,014	5,386	5,767	6,355	6,811

Net Assets (000’s)	$362,048	$390,527	$377,683	$320,473	$298,340

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	1.02%	0.97%	1.09%	1.37%	0.99%

Total Return (C)	-0.39%	10.72%	29.86%	15.14%	-3.59%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$67.973	$64.662	$47.986	$42.252	$47.789

Unit value, end of year	$66.301	$67.973	$64.662	$47.986	$42.252

Units outstanding (000’s), beginning of year	1,328	1,504	1,585	1,763	2,121
Units Issued (000’s)	210	220	375	330	511
Units Redeemed (000’s)	(321)	(396)	(456)	(508)	(869)

Units Outstanding (000’s), end of year	1,217	1,328	1,504	1,585	1,763

Net Assets (000’s)	$80,679	$90,238	$97,236	$76,036	$74,490

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	0.49%	0.25%	0.54%	0.63%	0.24%

Total Return (C)	-2.46%	5.12%	34.75%	13.57%	-11.59%

	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$24.519	$22.596	$17.672	$15.353	$14.952

Unit value, end of year	$23.651	$24.519	$22.596	$17.672	$15.353

Units outstanding (000’s), beginning of year	3,838	3,578	3,570	3,279	3,101
Units Issued (000’s)	645	1,176	1,046	1,286	1,211
Units Redeemed (000’s)	(1,068)	(916)	(1,038)	(995)	(1,033)

Units Outstanding (000’s), end of year	3,415	3,838	3,578	3,570	3,279

Net Assets (000’s)	$80,693	$94,101	$80,858	$63,088	$50,350

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.56%	2.07%	2.08%	2.23%	1.96%

Total Return (C)	-3.54%	8.51%	27.86%	15.10%	2.68%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio					VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Years Ended December 31,		Period Ended December 31,
	2015	2014	2013	2012	2011	2015	2014	2013(1)
Unit value, beginning of year/period	$25.659	$27.645	$22.676	$19.103	$22.360	$15.178	$11.807	$12.330

Unit value, end of year/period	$25.152	$25.659	$27.645	$22.676	$19.103	$15.330	$15.178	$11.807

Units outstanding (000’s), beginning of year/period	5,122	5,664	4,237	4,409	4,520	1,756	150	—
Units Issued (000’s)	764	631	2,918	935	1,183	1,146	2,041	158
Units Redeemed (000’s)	(1,008)	(1,173)	(1,491)	(1,107)	(1,294)	(1,518)	(435)	(8)

Units Outstanding (000’s), end of year/period	4,878	5,122	5,664	4,237	4,409	1,384	1,756	150

Net Assets (000’s)	$122,741	$131,425	$156,594	$96,066	$84,232	$21,217	$26,649	$1,774

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	(E)

Investment Income Ratio (B)	1.86%	1.45%	1.53%	2.01%	1.55%	2.09%	1.28%	—

Total Return (C)	-1.98%	-7.18%	21.92%	18.70%	-14.56%	1.00%	28.55%	-4.24%	(F)

	American Century										American Funds
	VP Capital Appreciation Fund										New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,										Years Ended December 31,		Period Ended December 31,
	2015		2014		2013		2012		2011		2015	2014	2013(1)
Unit value, beginning of year/period	$38.617		$36.051		$27.797		$24.192		$26.122		$23.058	$25.268	$23.490

Unit value, end of year/period	$38.992		$38.617		$36.051		$27.797		$24.192		$22.109	$23.058	$25.268

Units outstanding (000’s), beginning of year/period	4,094		4,833		5,350		5,501		5,890		79	34	—
Units Issued (000’s)	1,183		615		1,021		1,545		1,804		73	66	36
Units Redeemed (000’s)	(1,068)		(1,354)		(1,538)		(1,696)		(2,193)		(42)	(21)	(2)

Units Outstanding (000’s), end of year/period	4,209		4,094		4,833		5,350		5,501		110	79	34

Net Assets (000’s)	$164,121		$158,114		$174,217		$148,712		$133,070		$2,430	$1,813	$866

Expense Ratio (A)	0.95%	(D)	0.95%	(D)	0.95%	(D)	0.95%	(D)	0.95%	(D)	1.20%	1.20%	1.20%	(E)

Investment Income Ratio (B)	—		—		—		—		—		0.90%	1.71%	2.03%	(F)

Total Return (C)	0.97%		7.12%		29.69%		14.90%		-7.39%		-4.12%	-8.75%	7.57%	(F)

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.20%.
(E)	Annualized.
(F)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$5.052	$4.665	$4.001	$3.665	$3.547

Unit value, end of year	$4.882	$5.052	$4.665	$4.001	$3.665

Units outstanding (000’s), beginning of year	13,495	14,532	15,622	15,892	16,772
Units Issued (000’s)	1,698	1,507	2,297	2,103	2,329
Units Redeemed (000’s)	(2,256)	(2,544)	(3,387)	(2,373)	(3,209)

Units Outstanding (000’s), end of year	12,937	13,495	14,532	15,622	15,892

Net Assets (000’s)	$63,159	$68,174	$67,796	$62,507	$58,236

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.12%	1.59%	1.08%	1.25%	1.33%

Total Return (C)	-3.36%	8.28%	16.60%	9.19%	3.32%

	Deutsche
	Capital Growth VIP
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$65.153	$58.373	$43.874	$38.264	$40.537

Unit value, end of year	$69.924	$65.153	$58.373	$43.874	$38.264

Units outstanding (000’s), beginning of year	2,411	2,590	2,959	3,166	3,631
Units Issued (000’s)	447	279	253	421	286
Units Redeemed (000’s)	(386)	(458)	(622)	(628)	(751)

Units Outstanding (000’s), end of year	2,472	2,411	2,590	2,959	3,166

Net Assets (000’s)	$172,881	$157,107	$151,168	$129,804	$121,130

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.69%	0.62%	1.26%	0.88%	0.78%

Total Return (C)	7.32%	11.61%	33.05%	14.66%	-5.61%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

	Oppenheimer
	Main Street Fund/VA
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2015	2014	2013	2012	2011
Unit value, beginning of year	$37.034	$33.863	$26.006	$22.522	$22.796

Unit value, end of year	$37.810	$37.034	$33.863	$26.006	$22.522

Units outstanding (000’s), beginning of year	566	501	526	435	460
Units Issued (000’s)	134	212	182	252	152
Units Redeemed (000’s)	(175)	(147)	(207)	(161)	(177)

Units Outstanding (000’s), end of year	525	566	501	526	435

Net Assets (000’s)	$19,857	$20,961	$16,982	$13,675	$9,790

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.92%	0.81%	1.08%	0.96%	0.83%

Total Return (C)	2.10%	9.37%	30.21%	15.47%	-1.20%

	PIMCO						T. Rowe Price
	VIT Real Return Portfolio						Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31,		Years Ended December 31,				Period Ended December 31,
	2015		2014		2013(1)		2015		2014		2013(1)
Unit value, beginning of year/period	$13.131		$12.879		$13.220		$20.398		$18.892		$16.420

Unit value, end of year/period	$12.640		$13.131		$12.879		$22.412		$20.398		$18.892

Units outstanding (000’s), beginning of year/period	577		196		—		649		191		—
Units Issued (000’s)	238		575		217		2,055		702		202
Units Redeemed (000’s)	(307)		(194)		(21)		(584)		(244)		(11)

Units Outstanding (000’s), end of year/period	508		577		196		2,120		649		191

Net Assets (000’s)	$6,427		$7,574		$2,518		$47,526		$13,234		$3,615

Expense Ratio (A)	1.10%	(G)	1.10%	(G)	1.10%	(D)(G)	1.05%	(H)	1.05%	(H)	1.05%	(D)(H)

Investment Income Ratio (B)	4.27%		1.36%		2.85%	(E)	—		—		0.04%	(E)

Total Return (C)	-3.74%		1.96%		-2.58%	(E)	9.88%		7.97%		15.05%	(E)

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(G)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 1.20%.
(H)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 1.20%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

4. Financial Highlights (Continued)

Explanatory notes:

(A)	This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B)	This amount represents the dividends, excluding distributions of capital gains, received by the Separate Account fund from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C)	The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

5. Subsequent Events

Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Consolidated Statutory Financial Statements

For The Years Ended December 31, 2015, 2014 and 2013

Together With Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Mutual of America Life Insurance Company:

We have audited the accompanying consolidated statutory financial statements of financial condition of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the related consolidated statutory statements of operations and surplus and cash flows for each of the years in the three-year period ended December 31, 2015. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Notes 1 and 9 to the consolidated financial statements, the financial statements are prepared by Mutual of America Life Insurance Company using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Notes 1 and 9 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Mutual of America Life Insurance Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the three years then ended December 31, 2015.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial condition of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of its operations and its cash flow for the three years then ended December 31, 2015, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services described in Notes 1 and 9.

New York, NY

March 16, 2016

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF FINANCIAL CONDITION

December 31, 2015 and 2014

	2015	2014
ASSETS
General account assets
Bonds and notes	$7,676,374,649	$7,597,960,336
Common stocks	24,856,466	25,430,966
Cash, cash equivalents and short-term investments	47,903,412	40,749,758
Guaranteed funds transferable	15,629,260	18,808,598
Real estate	233,531,715	238,386,236
Policy loans	107,613,584	107,875,676
Investment income accrued	78,057,765	77,815,757
Deferred federal income taxes	84,576,858	95,060,012
Other assets	12,398,352	16,476,952

Total General Account assets	8,280,942,061	8,218,564,291
Separate account assets	9,590,591,503	9,579,428,113

TOTAL ASSETS	$17,871,533,564	$17,797,992,404

LIABILITIES AND SURPLUS
General account liabilities
Insurance and annuity reserves	$6,811,363,297	$6,748,819,592
Other contract holders liabilities and reserves	4,884,344	5,496,022
Interest maintenance reserve	92,792,332	113,788,317
Other liabilities	259,494,613	270,272,441

Total General Account liabilities before asset valuation reserve	7,168,534,586	7,138,376,372
Separate account reserves and other liabilities	9,590,591,503	9,579,428,113

Total liabilities before asset valuation reserve	16,759,126,089	16,717,804,485
Asset valuation reserve	80,298,567	79,562,876

Total liabilities	16,839,424,656	16,797,367,361

SURPLUS
Assigned surplus	1,150,000	1,150,000
Unassigned surplus	1,030,958,908	999,475,043

Total surplus	1,032,108,908	1,000,625,043

TOTAL LIABILITIES AND SURPLUS	$17,871,533,564	$17,797,992,404

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS

For the Years Ended December 31, 2015, 2014 and 2013

	2015	2014	2013
INCOME
Premium and annuity considerations	$2,033,103,490	$1,952,908,639	$1,760,488,109
Life and disability insurance premiums	10,509,138	11,191,066	11,628,468

Total considerations and premiums	2,043,612,628	1,964,099,705	1,772,116,577
Separate Account investment and administrative fees	95,340,292	89,698,298	79,563,532
Net investment income	348,819,999	357,524,190	363,893,499
Other, net	6,335,198	7,276,832	6,730,128

Total income	2,494,108,117	2,418,599,025	2,222,303,736

DEDUCTIONS
Change in insurance annuity reserves	139,460,604	435,550,469	369,136,047
Annuity and surrender benefits	2,039,137,660	1,664,359,487	1,545,944,999
Death and disability benefits	8,737,014	9,538,618	8,817,386
Operating expenses	243,445,835	245,888,421	246,622,975

Total deductions	2,430,781,113	2,355,336,995	2,170,521,407

Net gain before dividends	63,327,004	63,262,030	51,782,329
Dividends to contract holders and policyholders	(81,343)	(67,455)	(86,975)

Net gain from operations	63,245,661	63,194,575	51,695,354
Federal income tax benefit (expense)	975,464	(1,251,483)	(3,472,664)
Net realized capital gains	505,463	1,145,704	934,891

Net income	64,726,588	63,088,796	49,157,581

SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	(735,691)	(6,822,845)	(19,132,817)
Unrealized (depreciation)	(4,963,772)	(1,840,793)	13,221,168
Nonadmitted assets:
Prepaid assets and other, net	(2,581,526)	(2,530,720)	33,894,280
Net deferred income tax asset	(11,161,734)	8,794,813	14,545,818
Accounting related to:
Qualified pension plan	(11,900,000)	(600,000)	(34,688,992)
Nonqualified deferred compensation plan	(300,000)	(5,700,000)	(673,997)
Post retirement medical benefit plan	(1,600,000)	(4,900,000)	(13,066,380)

Net change in surplus	31,483,865	49,489,251	43,256,661

SURPLUS
Beginning of year	1,000,625,043	951,135,792	907,879,131

End of year	$1,032,108,908	$1,000,625,043	$951,135,792

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF CASH FLOW

For the Years Ended December 31, 2015, 2014 and 2013

	2015	2014	2013
CASH FLOWS FROM OPERATIONS
Premium and other income collected	$2,043,600,263	$1,964,174,210	$1,772,075,041
Net investment income	353,472,257	361,469,037	366,725,130
Separate Account investment and administrative fees	95,332,263	89,689,913	79,554,243
Benefit payments	(2,055,356,741)	(1,683,128,624)	(1,563,791,001)
Net transfers (to) from separate accounts	(76,235,975)	(428,631,831)	(185,820,655)
Investment and operating expenses paid	(246,387,330)	(222,891,504)	(213,581,520)
Other, net	6,837,617	8,227,562	7,218,417
Dividends paid to policyholders	(85,480)	(69,940)	(86,782)

Net cash from operations	121,176,874	88,838,823	262,292,873

CASH FLOWS FROM INVESTMENTS
Proceeds from investments sold, matured or repaid:
Bonds	1,435,985,740	1,279,785,882	1,812,855,004
Common stock	6,538,752	11,989,958	7,105,775
Other invested assets	3,979,338	4,026,840	5,551,133
Other	2,454,152	10,052,772	17,952,125

Total	1,448,957,982	1,305,855,452	1,843,464,037

Costs of investment acquired:
Bonds	(1,535,339,686)	(1,359,354,526)	(2,029,260,745)
Common stock	(6,927,514)	(9,874,975)	(8,246,199)
Real estate	(4,240,227)	(8,898,722)	(1,536,991)
Other	(6,253,899)	—	(24,116,682)

Total	(1,552,761,326)	(1,378,128,223)	(2,063,160,617)

Net change in policy loans	262,092	(1,339,320)	(5,577,633)

Net cash used in investment activity	(103,541,252)	(73,612,091)	(225,274,213)

CASH FLOW FROM FINANCING AND OTHER SOURCES
Net withdrawals on deposit-type contracts	(3,947,249)	(17,419,077)	(21,438,026)
Other cash applied	(6,534,719)	3,301,831	6,466,691

Net cash used in financing and others sources	(10,481,968)	(14,117,246)	(14,971,335)

Net change in cash, cash equivalents and short-term investments	7,153,654	1,109,486	22,047,325

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	40,749,758	39,640,272	17,592,947

End of year	$47,903,412	$40,749,758	$39,640,272

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

December 31, 2015, 2014 and 2013

1. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying financial statements include the consolidated accounts of Mutual of America Life Insurance Company (Mutual of America) and its wholly owned subsidiaries (collectively referred to as the Company), as permitted by the New York State Department of Financial Services. Significant intercompany balances and transactions have been eliminated in consolidation.

Nature of Operations

Mutual of America provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field. In recent years, the Company has expanded to include for-profit organizations in the small to medium-size company market. The insurance company in the group is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.

Basis of Presentation

The accompanying consolidated statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (New York Department). Such practices differ from U.S. generally accepted accounting principles (GAAP). The significant variances between such practices and GAAP are described in Note 9. The ability of the Company to fulfill its obligations to contract holders and policyholders is of primary concern to insurance regulatory authorities.

The National Association of Insurance Commissioners (NAIC) has codified statutory accounting principles (Codification). The New York Department issued Regulation No. 172 (Regulation No. 172), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by New York Regulation No. 172, as amended through December 31, 2015, are reflected in the accompanying consolidated statutory financial statements.

The preparation of the Company’s consolidated statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, income and deductions at the date of the financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than temporary impairments, reserves for insurance and annuity reserves and the valuation of deferred tax assets.

Asset Valuations

Bonds, Notes and Short-Term Investments — Investment valuations are prescribed by the NAIC. Bonds, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes, are stated at amortized cost. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

1. Summary of Significant Accounting Policies (Continued)

year or less. Bond, note and short-term investment transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. At December 31, 2015, there were seven securities with a fair value of $26.9 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized loss of $3.6 million to adjust the carrying value of six of these securities, which were required to be reported at the lower of amortized cost or fair value, to their current fair value at December 31, 2015. At December 31, 2014, there were seven securities with a fair value of $32.7 million that were valued using this methodology. Bonds are carried at the lower of amortized cost or fair value when their NAIC rating has fallen to class six.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, an analysis of the financial health and specific prospects for the issuer, the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security in effect at the date of acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If an impairment is determined to be other-than-temporary, a realized capital loss equal to the entire difference between the amortized cost of the bond and its fair value is recorded and a new cost basis for the bond is established. Credit-related other-than-temporary impairment losses are recorded as realized capital losses included in net income (and through the asset valuation reserve), whereas interest-related other-than-temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR).

Common Stocks — At December 31, 2015 and 2014, common stocks included $15.1 million and $15.3 million, respectively, invested in a Mutual of America sponsored series of mutual funds for institutional investors. The December 31, 2015 and 2014, amounts include $9.7 million and $10.1 million, respectively, invested in actively managed Large-Cap and Small-Cap Value equity portfolios. Common stocks in good standing are stated at fair value. Fair value is determined by reference to valuations quoted by an independent pricing organization. Unrealized gains and losses are recorded directly to unassigned surplus.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all common stock issuers not in good standing, as well as common stocks where the fair value is less than 80% of their cost for a continuous six-month period. The Company writes down common

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

1. Summary of Significant Accounting Policies (Continued)

stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer and the Company’s intent and ability to retain its investment for a period of time sufficient to allow for any anticipated recovery in fair value in the short-term. The Company also considers other qualitative and quantitative factors in its evaluation of other-than-temporary impairments.

Guaranteed Funds Transferable — Guaranteed funds transferable consists of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America.

Real Estate — Real estate, which is classified as Company-occupied property, is carried at cost, including capital improvements, net of accumulated depreciation of $184.2 million, $175.1 million and $166.3 million at December 31, 2015, 2014 and 2013, respectively, and is depreciated on a straight-line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.

Policy Loans — Policy loans are stated at the unpaid principal balance of the loan. During 2015, 2014 and 2013, the Company recognized $.3 million, $.2 million and $.1 million of realized capital losses, respectively, on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no additional unrealized losses recorded in both 2015 and 2014.

Other — Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the consolidated statutory statements of financial condition.

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $.9 billion at both December 31, 2015 and 2014, are based on mortality and interest rate assumptions (ranging predominately from 5.0% to 6.5% at both December 31, 2015 and 2014), which meet or exceed statutory requirements and are not subject to discretionary withdrawal.

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2015 and 2014, averaged 1.87% and 1.91%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $5.9 billion and $5.8 billion at December 31, 2015 and 2014, respectively, are subject to discretionary withdrawal at book value.

Reserves for guaranteed investment contracts, which were $18.0 million and $22.7 million at December 31, 2015 and 2014, respectively, are accumulated at various guaranteed interest rates, which during 2015 and 2014 averaged 1.50% and 1.96%, respectively, and meet statutory requirements. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions, and meet statutory requirements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

1. Summary of Significant Accounting Policies (Continued)

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations.

An Asset Valuation Reserve (AVR), applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.

Separate Account Operations

Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by Mutual of America Capital Management LLC, a wholly owned subsidiary (the Advisor), and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Consolidated Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plan’s or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2015, 2014 and 2013, such charges were equal to approximately .99%, 1.02% and 1.05%, respectively, of total average Separate Account assets. Separate Account charges and investment advisory fees paid to the Adviser are included in the Consolidated Statutory Statement of Operations and Surplus. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts is reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $9.6 billion at both December 31, 2015 and 2014, are subject to discretionary withdrawal at fair value.

Premiums and Annuity Considerations

All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the contract period.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

1. Summary of Significant Accounting Policies (Continued)

Investment Income and Expenses

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred.

Dividends

Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payment subsequent to plan anniversary dates.

Statement of Cash Flow

During 2015, the National Association of Insurance Commissioners identified inconsistencies between Statement of Statutory Accounting Principles No 69 — Statement of Cash Flow (SSAP No. 69) and the annual statement instructions. The annual statement instructions appeared to require the inclusion of non-cash items in the completion of the cash flow statement, while SSAP No. 69 specifies that non-cash items should not be included on the statement of cash flows. The NAIC has now clarified that the Statement of Cash Flow should be prepared excluding non-cash items. The 2014 and 2013 cash flow statements have been restated to reflect the exclusion of non-cash items.

The following table summarizes the changes in the December 31, 2014 and 2013 statutory statement of cash flow by reporting caption:

	2014			2013
	Currently Reported	Previously Reported	Change	Currently Reported	Previously Reported	Change
	$ (in millions)
Cash from operations	$88.8	$95.7	$(6.9)	$262.3	$268.0	$(5.7)
Cash used in investing activity	(73.6)	(65.3)	(8.3)	(225.3)	(214.6)	(10.7)
Cash used in financing activity	(14.1)	(29.3)	15.2	(14.9)	(31.3)	16.4

Net change for the year	$1.1	$1.1	$—	$22.1	$22.1	$—

Reclassifications

Certain 2014 and 2013 amounts included in the accompanying consolidated statutory financial statements have been reclassified to conform to the 2015 presentation.

2. Investments

Valuation

The statement and fair values of investments in fixed maturity securities (bonds, notes and short-term investments) at December 31, 2015 and 2014 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

2. Investments (Continued)

	Statement Value	Gross Unrealized		Fair Value
December 31, 2015 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$1,962.5	$55.0	$8.9	$2,008.6
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	110.8	1.2	.4	111.6

Total	$2,073.3	$56.2	$9.3	$2,120.2
U.S. Treasury securities and obligations of U.S.government corporations and agencies	1,214.4	16.4	10.2	1,220.6
Obligations of states and political subdivisions	30.3	1.5	—	31.8
Debt securities issued by foreign governments	21.0	.2	—	21.2
Corporate securities	4,387.9	167.9	168.0	4,387.8

Total	$7,726.9	$242.2	$187.5	$7,781.6

	Statement Value	Gross Unrealized		Fair Value
December 31, 2014 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$2,013.8	$71.9	$5.1	$2,080.6
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	53.4	1.5	—	54.9

Total	$2,067.2	$73.4	$5.1	$2,135.5
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,104.9	23.2	7.7	1,120.4
Obligations of states and political subdivisions	28.3	2.8	—	31.1
Debt securities issued by foreign governments	23.7	1.1	—	24.8
Corporate securities	4,404.9	257.7	37.8	4,624.8

Total	$7,629.0	$358.2	$50.6	$7,936.6

The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. Approximately 97% of the $3.1 billion invested in mortgage-backed securities were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure. At December 31, 2015, the statement value and fair value of the Company’s bond investments in financial institutions with subprime exposure totaled $553.1 million and $582.9 million, respectively. At December 31, 2014, the statement value and fair value of the Company’s bond investments in financial institutions with subprime exposure totaled $703.1 and $771.7 million, respectively.

At December 31, 2015, the Company has investments in publicly traded bonds of companies in the oil, gas and energy sectors, with a book value of $406.4 million and a market value of $359.8 million.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

2. Investments (Continued)

Similar to all other fixed income investments, these bonds are subject to the same quarterly review process for identifying other-than-temporary impairments. At December 31, 2015, no fixed income investments of companies in the oil, gas and energy sectors met the impairment criteria.

Short-term fixed maturity securities with a statement value and fair value of $50.5 million and $31.0 million at December 31, 2015 and 2014, respectively, are included in the above tables. At both December 31, 2015 and 2014, the Company had $3.2 million (par value of $3.2 million for both years) of its long term fixed maturity securities on deposit with various regulatory agencies.

Fair Value

The Company values its financial instruments at fair value. Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the assumptions in determining the fair value of investments).

The Company has determined the fair value inputs used to measure all of its assets that are considered financial instruments, which include fixed maturity securities, common stocks, cash, cash equivalents and short-term investments, policy loans, guaranteed funds transferrable and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, short-term investments, common stocks, investments in publicly traded mutual funds that are registered with the Securities and Exchange Commission and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, and other invested assets were determined to be Level 2. Finally, certain fixed maturity securities and the guaranteed funds transferrable, representing less than 1% of the total, for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

2. Investments (Continued)

The following tables provide fair value information at December 31, 2015 and 2014, about the Company’s assets that are considered financial instruments:

As of December 31, 2015 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$7,704.2	$26.9	$7,731.1
Common stocks	24.9	—	—	24.9
Cash, cash equivalents and short-term investments	47.9	—	—	47.9
Policy loans	—	107.6	—	107.6
Guaranteed funds transferrable	—	—	18.8	18.8
Separate Account assets	9,590.6	—	—	9,590.6

Total	$9,663.4	$7,811.8	$45.7	$17,520.9

As of December 31, 2014 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$7,872.9	$32.7	$7,905.6
Common stocks	25.4	—	—	25.4
Cash, cash equivalents and short-term investments	40.7	—	—	40.7
Policy loans	—	107.9	—	107.9
Guaranteed funds transferrable	—	—	21.8	21.8
Separate Account assets	9,579.4	—	—	9,579.4

Total	$9,645.5	$7,980.8	$54.5	$17,680.8

The fair value of Level 3 assets decreased from $54.5 million at December 31, 2014, to $45.7 million at December 31, 2015, primarily as a result of the change in fair value, net of interim paydowns, during the year. The fair value of bonds and notes classified as Level 3 decreased by $5.8 million in 2015 as a result of the redetermination of the fair value, net of paydowns, on these securities during the year. The guaranteed funds transferrable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification during 2015 and there were no securities transferred between Levels 1, 2 & 3 during 2015 and 2014.

In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed at December 31, 2015 and 2014.

Unrealized Gains and Losses

At December 31, 2015 and 2014, net unrealized (depreciation) appreciation reflected in surplus consisted of the following:

December 31 (in millions)	2015	2014	Change	2014	2013	Change
Common Stock	$1.6	$2.9	$(1.3)	$2.9	$4.1	$(1.2)
Bonds and notes	(12.8)	(9.2)	(3.6)	(9.2)	(8.6)	(.6)
Other assets	(1.1)	(1.1)	—	(1.1)	(1.1)	—

Net unrealized (depreciation) appreciation	$(12.3)	$(7.4)	$(4.9)	$(7.4)	$(5.6)	$(1.8)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

2. Investments (Continued)

Net unrealized depreciation at December 31, 2015 related to the Company’s bonds, equity securities and other assets increased by $4.9 million during 2015 as shown above. Net unrealized appreciation of $1.6 million related to equity securities at December 31, 2015, consists of $2.2 million of gross unrealized gains and $.6 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $2.9 million related to equity securities at December 31, 2014, consisted of $3.1 million of gross unrealized gains and $.2 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

Net unrealized depreciation at December 31, 2014 related to the Company’s bonds, equity securities and other assets increased by $1.8 million during 2014 as shown above. Net unrealized appreciation of $4.1 million related to equity securities at December 31, 2013, consisted of $4.2 million of gross unrealized gains and $.1 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

Previously, Regulation No. 172 was amended to adopt an accounting change set forth in SSAP No. 100, Fair Value Disclosures, under which the criteria used to evaluate the fair value of investment securities, which were previously determined to be other-than-temporarily impaired, was changed. At the time of adoption, the Company recorded an $11.7 million unrealized loss to adjust the fair value of certain securities to an amount that more realistically reflected market conditions at that time. These bonds had an adjusted book value of $27.1 million prior to the recognition of this unrealized loss. In order to adjust these securities to their estimated fair value, a $3.6 million unrealized loss and $10.0 million unrealized gain was recorded on these securities at December 31, 2015 as compared to a $.6 million unrealized loss that was recognized on these securities for the years ended December 31, 2014 and 2013, respectively.

The following is an analysis of the fair values and gross unrealized losses as of December 31, 2015 and 2014, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2015 and 2014, were $187.5 million and $50.6 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from general changes in interest rates and credit spread widening, and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

2. Investments (Continued)

The tables that follow exclude $4.5 billion and $6.3 billion at December 31, 2015 and 2014, respectively, of fair value of fixed maturity securities in an unrealized gain position.

	Twelve Months or Less			Twelve Months or Greater
December 31, 2015 (in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$523.1	$3.6	115	$238.0	$5.3	120
Commercial mortgage-backed securities	—	—	—	—	—	—
Other asset-backed securities	48.5	.4	7	1.5	—	2

Total	$571.6	$4.0	122	$239.5	$5.3	122
U.S. Treasury securities and obligations of U.S.government corporations and agencies	395.5	3.6	91	230.8	6.6	119
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	1,064.3	25.6	200	793.0	142.4	188

Total	$2,031.4	$33.2	413	$1,263.3	$154.3	429

	Twelve Months or Less			Twelve Months or Greater
December 31, 2014 (in millions)	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$3.3	$—	13	$325.1	$5.1	129
Commercial mortgage-backed securities	—	—	—	4.1	—	4
Other asset-backed securities	—	—	—	1.9	—	2

Total	$3.3	$—	13	$331.1	$5.1	135
U.S. Treasury securities and obligations of U.S.government corporations and agencies	31.5	.1	7	310.8	7.6	146
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	288.5	12.2	62	710.4	25.6	208

Total	$323.3	$12.3	82	$1,352.3	$38.3	489

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

2. Investments (Continued)

Realized Capital Gains and Losses

Net realized capital gains (losses) reflected in the statements of operations for the years ended December 31, 2015, 2014 and 2013, were as follows:

December 31 (in millions)	2015	2014	2013
Common Stock	$.3	$1.3	$1.1
Fixed maturities	.5	—	—
Other assets	(.3)	(.2)	(.2)

Net realized capital gains	$.5	$1.1	$.9

At December 31, 2015 and 2014, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $3.1 billion and $3.2 billion, and $3.1 billion and $3.2 billion, respectively, of which approximately 97% in both years are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

Sales of investments in fixed maturity securities resulted in $5.9 million, $8.1 million and $24.0 million of net interest rate related gains being accumulated in the IMR in 2015, 2014 and 2013, respectively, as follows:

December 31 (in millions)	2015	2014	2013
Fixed maturity securities Proceeds	$1,381.3	$1,251.1	$1,854.5
Gross realized gains	5.9	8.6	25.6
Gross realized losses	—	(.5)	(1.6)

During 2015, 2014 and 2013, $26.9 million, $26.3 million and $29.6 million, respectively, of the IMR was amortized and included in net investment income.

Sales of investments in equity securities resulted in $.3 million, $1.3 million and $1.0 million of net capital gains in 2015, 2014 and 2013, respectively being recognized in net income as follows:

December 31 (in millions)	2015	2014	2013
Equity securities Proceeds	$6.4	$17.0	$10.0
Gross realized gains	1.0	1.7	1.3
Gross realized losses	(.7)	(.4)	(.2)

Maturities

The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2015, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

December 31, 2015 (in millions)	Statement Value	Fair Value
Due in one year or less	$190.0	$191.7
Due after one year through five years	1,609.5	1,678.0
Due after five years through 10 years	2,847.5	2,775.1
Due after 10 years	3,079.9	3,136.8

Total	$7,726.9	$7,781.6

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

3. Guaranteed Funds Transferable

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the consolidated statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.

The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $15.6 million and $18.8 million at December 31, 2015 and 2014, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $.8 million, $1.0 million and $1.7 million in 2015, 2014 and 2013, respectively, and are included in net investment income.

4. Real Estate

Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense was $9.1 million, $8.8 million and $8.6 million in 2015, 2014 and 2013, respectively.

5. Pension Plan and Postretirement Benefits

Pension Benefit and Other Benefit Plans

The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.

The Company also has two other defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical, dental and vision benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than 25 years of eligible service, with retiree contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. All benefit plans are underwritten by Mutual of America. To the extent that the claims do not exceed stop-loss limits for single life occurrences, the plans are self-insured. Stop-loss coverage is purchased from an unaffiliated carrier. The postretirement benefit plan expense required to be recorded under these plans was $18.9 million, $15.1 million and $17.8 million in 2015, 2014 and 2013, respectively.

As of January 1, 2015 and 2014 the Company had a total recognized liability for pension benefits of $33.4 million and $38.3 million, respectively, consisting of an unamortized transition liability of $6.6 million and $6.1 million and the accrued benefit cost of $26.8 million and $32.2 million, respectively.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

5. Pension Plan and Postretirement Benefits (Continued)

For other benefits, as of January 1, 2015 and 2014 the Company had total recognized liabilities of $64.5 million and $54.2 million, respectively, for the postretirement medical plans and $69.1 million and $62.8 million, respectively, for the nonqualified deferred compensation plans. The $64.5 million and $54.2 million recognized liability for the postretirement medical plans at January 1, 2015 and 2014 consisted of an unamortized transition liability of $5.6 million and $5.6 million, respectively, and an accrued benefit cost of $58.9 million and $48.6 million, respectively. For the nonqualified deferred compensation plan, the recognized liability at January 1, 2015 and 2014 consisted of an unamortized transition obligation of $1.2 million and $1.2 million transition liability and a $67.9 million and a $61.6 million accrued benefit cost, respectively.

The expected amortization of the unrecognized transition liability will be $5.6 million for the postretirement medical plan and $1.2 million for the nonqualified compensation plan, respectively, per year through 2022. There was no additional charge to surplus for the post-retirement medical plan for 2015.

The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2015 and December 31, 2014 (millions):

	Pension Benefits		Other Benefits
	2015	2014	2015	2014
Accumulated Benefit Obligation	$241.1	$245.0	$56.5	$58.4

Projected Benefit Obligation	$307.4	$308.4	$178.0	$180.9
Plan Assets at Fair Value	243.3	244.2	—	—

Funded Status	$(64.1)	$(64.2)	$(178.0)	$(180.9)
Accrued Benefit Cost	9.7	26.8	139.0	126.8
Additional Surplus Charge greater than minimum	11.9	—	—	—

Unrecognized items	$(42.5)	$(37.4)	$(39.0)	$(54.1)

Prior Service Costs	$—	$(.7)	$2.6	$2.7
Unrecognized (Losses) Gains	(114.2)	(75.7)	(41.6)	(56.8)
Additional Surplus Charge Beyond Minimum			—	—
Transition asset	71.7	39.0	—	—

Total Unrecognized Liability	$(42.5)	$(37.4)	$(39.0)	$(54.1)

The components of net periodic benefit costs as calculated in the January 1, 2015, 2014 and 2013 plan valuations are as follows:

	Pension Benefits			Other Benefits
December 31 (in millions)	2015	2014	2013	2015	2014	2013
Service costs	$14.3	$13.7	$14.4	$6.1	$4.9	$6.4
Interest cost on Projected Benefit Obligation (PBO)	11.8	12.9	11.0	6.9	6.6	6.2
Expected return on plan assets	(24.9)	(23.1)	(18.9)	—	—	—
Prior services costs	.1	.7	.7	(.1)	(.1)	(.1)
Settlement	—	—	—	1.0	1.2	—
Amortization of unrecognized net loss (gain)	6.6	4.8	9.7	5.0	2.5	5.3

Net benefit expense	$7.9	$9.0	$16.9	$18.9	$15.1	$17.8

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

5. Pension Plan and Postretirement Benefits (Continued)

The changes in the PBO and plan assets are as follows:

	Pension Benefits		Other Benefits
December 31 (in millions)	2015	2014	2015	2014
Change in PBO
PBO, beginning of the year	$308.4	$280.7	$180.9	$157.1
Service costs	14.3	13.7	6.1	4.9
Interest costs	11.8	12.9	6.9	6.6
Change in assumptions	(10.0)	26.2	(8.5)	15.3
Actuarial loss (gain)	7.9	.1	1.4	6.2
Benefits and expenses paid	(25.0)	(25.2)	(8.8)	(9.2)

PBO, end of year	$307.4	$308.4	$178.0	$180.9

	Pension Benefits		Other Benefits
December 31 (in millions)	2015	2014	2015	2014
Change in Plan Assets
Plan assets, beginning of the year	$244.2	$235.4	$—	$—
Employer contributions	25.0	15.0	—	—
Return on plan assets	(1.0)	19.2	—	—
Benefits and expenses paid	(24.9)	(25.4)	—	—

Plan assets, end of year	243.3	244.2	—	—

Plan assets (lower than) PBO	$(64.1)	$(64.2)	$(178.0)	$(180.9)

At December 31, 2015 and 2014, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts and in the Company’s General Account, and consisted of approximately 81% in equity investments and 19% in fixed-income investments. A distribution of plan assets by investment objective as of December 31, 2015 and 2014 is as follows:

December 31, (in millions)	2015	2014
Fixed Income Funds	$43.7	$41.6
Equity Funds:
Index	113.7	119.3
Growth	49.1	43.5
Balanced	34.8	36.3

Total Level 1 Investments	$241.3	$240.7
General Account	2.0	3.5

Total plan assets	$243.3	$244.2

The underlying investments funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1. Amounts held in the General Account are valued at contract value, which is equal to fair value. Amounts held in the General Account are considered to be cash equivalents and are not subject to fair value evaluation.

The Company made contributions to its defined benefit plan of $25.0 million in 2015 and $15.0 million in both 2014 and 2013, respectively. The Company estimates that it will make a contribution of $25.0

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

5. Pension Plan and Postretirement Benefits (Continued)

million to this plan in 2016. Benefits expected to be paid from this plan total $19.0 million in 2016, $23.6 million in 2017, $20.6 million in 2018, $21.7 million in 2019 and $28.2 million in 2020. The aggregate benefits expected to be paid in 2021 through 2025 total approximately $139.6 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2015.

The assumptions used in determining the aggregate projected benefit obligation for pension and other benefit plans were as follows:

	Pension Benefits			Postretirment Medical			Nonqualified Deferred Compensation
Weighted average assumptions at December 31	2015	2014	2013	2015	2014	2013	2015	2014	2013
Discount rate	4.10%	3.75%	4.50%	4.60%	4.25%	4.50%	3.60%	3.25%	4.50%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	5.00%	5.00%	5.00%
Expected return on plan assets	9.50%	9.50%	9.50%	—	—	—	—	—	—

The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 80% equity investments and 20% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.65%) based upon historical 30-year rolling averages.

The health care cost trend rate assumption has an effect on the amounts reported for the postretirement benefit plans. The assumption is 5.0% for 2016, 5.0% for 2017, 5.0% for 2018, 5.0% for 2019, 5.0% for 2020 and 5.0% for 2021 and beyond. For example, increasing the assumed health care cost trend rate by 1% each year would increase the accumulated postretirement obligation for the plan as of December 31, 2015, by $16.4 million and the aggregate of the service and interest cost components of the net periodic benefit cost for 2015 by $.8 million. Benefits expected to be paid from this plan and the nonqualified deferred compensation plan total $11.7 million in 2016, $12.3 million in 2017, $17.8 million in 2018, $13.2 million in 2019 and $15.9 million in 2020. Aggregated benefits expected to be paid in the period 2021 through 2025 total approximately $65.7 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2015.

Savings and Other Incentive Plans

All employees may participate in a Company-sponsored savings plan under which the Company matches a portion of the employee’s contributions up to 6% of salary. The Company contributed $2.8 million, $2.7 million and $2.6 million in 2015, 2014 and 2013, respectively. The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

5. Pension Plan and Postretirement Benefits (Continued)

was $11.8 million, $13.3 million and $13.5 million in 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the accrued liability related to these plans was $23.3 million and $25.7 million, respectively.

6. Commitments and Contingencies

Rental expenses approximated $24.9 million, $26.8 million and $26.5 million as of December 31, 2015, 2014 and 2013, respectively. The approximate minimum rental commitments under noncancelable operating leases are as follows: $4.9 million in 2016; $3.7 million in 2017; $2.9 million in 2018; $1.7 million in 2019; $.9 million in 2020 and $1.4 million in 2021 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.

The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s consolidated financial statements.

7. Federal Income Taxes

Effective January 1, 1998, Mutual of America’s pension business became subject to federal income tax. Mutual of America files its federal income tax return on a separate company basis.

Mutual of America adopted SSAP No. 101, Income Taxes, a replacement of SSAP No. 10R, effective January 1, 2012. During the first quarter of 2012, Regulation No. 172 was amended to adopt the provisions of SSAP No. 101. This guidance requires that a deferred tax asset (DTA) or deferred tax liability (DTL) be established for temporary differences between the tax and statutory reporting bases of assets and liabilities. The change in Mutual of America’s net DTA must be recorded as a separate component of gains and losses in surplus.

Net DTAs are required to be recorded as an admitted asset to the extent that the amount will be realized within three years, subject to a maximum admitted asset equal to 15% of statutory surplus and to the Company’s risk based capital ratio exceeding certain thresholds.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

7. Federal Income Taxes (Continued)

A reconciliation of the income tax (expense) recognized in the Company’s consolidated statutory financial statement of operations to the amount obtained by applying the statutory rate of 35% to net gain from operations before federal income taxes follows:

	December 31 (in millions)
	2015	2014	2013
Net Gain from Operations	$63.2	$63.2	$51.7
Statutory rate	35%	35%	35%

Tax at statutory rate	(22.1)	(22.1)	(18.1)
Investment Items	5.1	4.2	0.1
Expense Items	12.7	12.3	1.3
Net operating loss related to Dividend Received Deduction	48.6	—	—
Nonadmitted Assets	1.0	0.9	(22.5)
Other including LLC adjustment	5.3	4.4	(0.3)

Total Income Tax Benefit (Expense)	$50.6	$(0.4)	$(39.5)

Income Tax Benefit (Expense):
Current — Consolidated	$0.6	$(1.1)	$(1.2)
Deferred — Non-Insurance Companies	0.4	(0.1)	(2.3)

Income Tax Benefit (Expense) on Operating Earnings	$1.0	$(1.2)	$(3.5)

Deferred Federal Income Tax, in Surplus	$49.6	$0.8	$(36.0)

Total Income Tax Benefit (Expense)	$50.6	$(0.4)	$(39.5)

The federal income tax benefit of $50.6 million in 2015 is primarily attributable to the change in deferred income tax incurred by Mutual of America. The federal income tax expense of $(.4) million in 2014 relates primarily to the Company’s non-insurance subsidiaries and the federal income tax expense of $(39.5) million in 2013 relates primarily to the change in deferred income tax incurred by Mutual of America.

The components of the net DTA recognized in the Company’s statement of financial condition are as follows:

	December 31 (in millions)
	2015	2014
Total gross DTAs excluding unrealized (gains) losses	$299.5	$250.1
Statutory valuation allowance adjustment	—	—

Total adjusted gross DTAs excluding unrealized (gains) losses	$299.5	$250.1
Total gross DTLs excluding unrealized (gains) losses	(18.7)	(18.9)

Mutual of America’s net DTA	280.8	231.2
Tax effect of unrealized (gains) losses	4.0	2.2
DTA nonadmitted	(201.1)	(138.5)

Mutual of America’s net admitted DTA	83.7	94.9
Non-insurance Subsidiaries DTA’s	0.9	0.2

Total net DTAs	$84.6	$95.1

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

7. Federal Income Taxes (Continued)

At December 31, 2015, Mutual of America’s gross DTA including the tax effect of unrealized losses of $303.5 million consisted of $279.4 million of ordinary DTAs and $24.1 million of capital DTAs. The net increase in the gross DTA was $49.6 million excluding unrealized (gains) losses. As shown in the above table, Mutual of America’s net admitted DTA decreased by $11.2 million during 2015.

In the 2014 federal income tax return, the Company claimed the separate account dividend received deduction. The impact of separate account dividends received deduction (“DRD”) is to reduce the Company’s overall effective tax rate compared to the U.S. statutory tax rate of 35%. In addition, in 2015, the DRD had the initial effect of decreasing the Company’s admissible asset based on projections of future taxable income for the three years following the balance sheet date of the reporting period. The Company increased its net operating loss (NOL) carry over related to a true-up of available prior year separate account DRD. In addition, taking the DRD caused a decrease in the alternative minimum tax expense for both 2014 and 2015. Final regulations governing computational aspects of the DRD on separate account assets held in connection with variable annuity contracts have not been issued by the IRS. As the ultimate timing and substance of any such regulations are unknown, they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The tax effects of temporary differences that give rise to a significant portion of the DTAs and DTLs arise from the differing statutory and tax-basis treatment of assets and liabilities, insurance and annuity reserves, realized capital gains and losses on investment transactions, nonadmitted assets and net operating loss carryforwards. Included in such differences are items resulting from transition rules under the Internal Revenue Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America’s pension business. The transition rules will continue to moderate Mutual of America’s current tax expense over the next several years. As such, Mutual of America incurred a consolidated federal income tax benefit (expense) of $1.0 million in 2015, $(1.3) million in 2014 and $.8 million in 2013. At December 31, 2015, the Company had net operating loss carryforwards of approximately $301.1 million, expiring at various dates between 2021 and 2028.

On October 28, 2015, the Internal Revenue Service (IRS) concluded its audit of the 2013 consolidated federal income tax return of the noninsurance subsidiaries resulting in no additional taxes due. On January 13, 2016, the New York State Department of Taxation and Finance concluded its examination of the New York State combined returns of the noninsurance subsidiaries for the period January 1, 2012 through March 31, 2014 resulting in no additional taxes due.

8. Fair Value of Financial Instruments

The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 2) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

8. Fair Value of Financial Instruments (Continued)

have a material effect on the estimated fair value amounts. Amounts related to the Company’s financial instruments at December 31, 2015 and 2014, were as follows:

	2015		2014
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
ASSETS
Bonds and notes	$7,676.4	$7,731.1	$7,598.0	$7,905.6
Common stocks	24.9	24.9	25.4	25.4
Cash, cash equivalents and short-term investments	47.9	47.9	40.7	40.7
Guaranteed funds transferable	15.6	18.8	18.8	21.8
Policy Loans	107.6	107.6	107.9	107.9
LIABILITIES
Insurance and annuity reserves	$6,772.4	$6,953.7	$6,705.3	$6,917.3

Fixed Maturities and Equity Securities — Fair value for fixed maturities is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for equity securities is determined by reference to valuations quoted by an independent pricing organization.

Cash, cash equivalents and Short-Term Investments — The carrying value for cash, cash equivalents and short-term investments approximates fair values due to the short-term maturities of these instruments.

Guaranteed Funds Transferable — Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.

Policy Loans — The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.

Insurance and Annuity Reserves — Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. General Account policies are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions. The fair value of immediate annuity contracts (approximately $.9 billion at both December 31, 2015 and 2014) was determined by discounting expected future retirement benefits using current mortality tables and interest rates based on the duration of expected future benefits. Weighted average interest rates of 3.51% and 3.29% were used at December 31, 2015 and 2014, respectively.

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP)

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (statutory accounting), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP) (Continued)

has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.

Asset Valuations and Investment Income Recognition

GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM) or available-for-sale (AFS); whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity; whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting.

A general formula-based Asset Valuation Reserve is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.

For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the production of new and renewal business are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.

Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Mortality and morbidity assumptions are based on Company experience.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2015, 2014 and 2013

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP) (Continued)

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.

Cash, cash equivalents and Short-Term Investments

The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

Mutual of America Separate Account No. 2

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2014 and 2013

Mutual of America Life Insurance Company

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2014, 2013 and 2012

(b)	Exhibits

(1)	Copy of the resolution of the depositor establishing the registrant. (1)

(2)	Not Applicable.

(3)	Copy of Underwriting and Administration Agreement between Mutual of America Life Insurance Company and Mutual of America Separate Account No. 2, dated June 15, 1984. (1)

(4) (a)(i)	Form of Tax-Deferred Group Annuity Contract and Certificate. (8)

(a)(ii)	Form of Tax-Deferred Group Annuity Contract Amendment. (9)

(b)(i)	Form of Individual Retirement Annuity Contract. (13)

(b)(ii)	Form of SEP Individual Retirement Annuity Contract. (13)

(b)(iii)	Form of SIMPLE Individual Retirement Annuity Contract. (13)

(b)(iv)	Form of ROTH Individual Retirement Annuity Contract. (13)

(b)(v)	Form of Individual Retirement Annuity Contract Amendment. (9)

(b)(vi)	Form of Individual Retirement Annuity Contract Amendment. (9)

(b)(vii)	Form of Individual Retirement Annuity Contract Amendment. (9)

(b)(viii)	Form of Individual Retirement Annuity Contract Amendment. (9)

(b)(ix)	Form of Individual ROTH Annuity Contract Amendment. (9)

(b)(x)	Form of Inherited Individual Retirement Annuity Contract. (13)

(c)(i)	Form of Flexible Premium Deferred Annuity Contract. (4)

(c)(ii)	Form of Flexible Premium Annuity Contract Amendment. (9)

(5)(a)	Form of Application for Tax-Deferred Group Annuity Contract (Group Annuity Application). (13)

(b)	Form of Application for Individual Retirement Annuity Contract (IRA Application). (13)

(c)	Form of Application for Flexible Premium Deferred Annuity Contract (Individual (Non-IRA) Application). (13)

(6)(a)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010. (13)

(6)(b)	Bylaws of Mutual of America Life Insurance Company. (1)

(7)	Not Applicable.

(8) (a)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated March 15, 1985. (5)

(a)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of April 12, 2007. (1)

(b)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988. (1)

(b)(ii)	Amendment No. 1 to the Fund Participation Agreement-Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989. (1)

(b)(iii)	Amendment No. 2 to the Fund Participation Agreement-Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000. (1)

(b)(iv)	Amendment No. 3 to the Fund Participation Agreement-Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002. (1)

(b)(v)	Amendment to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc, dated as of December 22, 2004. (1)

(b)(vi)	Amendment to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012. (11)

(c)(i)	Participation Agreement among the Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company dated as of April 29, 2005. (6)

(c)(ii)	Amendment to Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of April 12, 2007. (1)

(c)(iii)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012. (11)

(d)	Shared Funding Agreement fir Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001. (5)

(e)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company dated as of April 29, 2005. (6)

(f)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005. (6)

(g)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013. (11)

(h)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013. (11)

(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013. (11)

(i)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013. (12)

(9)	Opinion and consent of counsel as to the legality of the securities being registered. (3)

(10)	Consent of KPMG LLP. (2)

(11)	Not Applicable.

(12)	Not Applicable.

(13)(a)	Powers of Attorney. (10)

(13)(b)	Power of Attorney of Wayne Frederick (14)

(1)	Filed with Post-Effective Amendment No. 32 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2007. As incorporated herein by reference.
(2)	Filed herewith (File No. 002-90201).
(3)	Filed with Post-Effective Amendment No. 36 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 30, 2007. As incorporated herein by reference.
(4)	Filed with Post-Effective Amendment No. 30 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on February 28, 2003. As incorporated herein by reference.
(5)	Filed with Post-Effective Amendment No. 23 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 19, 2001. As incorporated herein by reference.
(6)	Filed with Post-Effective Amendment No. 29 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 29, 2005. As incorporated herein by reference.
(7)	Filed with Post-Effective Amendment No. 37 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on May 1, 2007. As incorporated herein by reference.
(8)	Filed with Post-Effective Amendment No. 38 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on February 29, 2008. As incorporated herein by reference.
(9)	Filed with Post-Effective Amendment No. 40 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 30, 2009. As incorporated herein by reference.
(10)	Filed with Post-Effective Amendment No. 37 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 30, 2010. As incorporated herein by reference.
(11)	Filed with Post-Effective Amendment No. 39 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2013. As incorporated herein by reference.
(12)	Filed with Post-Effective Amendment No. 40 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2014. As incorporated herein by reference.
(13)	Filed with Post-Effective Amendment No. 47 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 30, 2015. As incorporated herein by reference.
(14)	Filed with Post-Effective Amendment No. 44 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2016. As incorporated herein by reference.

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
Thomas J. Moran	Chairman of the Board
John R. Greed	Director, President and Chief Executive Officer
William S. Conway	Director, Senior Executive Vice President and Chief Operating Officer
Amir Lear	Director, and President and Chief Executive Officer, Mutual of America Capital Management LLC
James J. Roth	Director, Senior Executive Vice President and General Counsel
Clifford L. Alexander, Jr.	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M.D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Frances R. Hesselbein	Director
LaSalle D. Leffall, Jr., M.D.	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Roger B. Porter, Ph.D.	Director
Peter J. Powers	Director
General Dennis J. Reimer	Director
Professor Elie Wiesel	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
Thomas J. Moran	Chairman
John R. Greed	Director, President and Chief Executive Officer
William S. Conway	Director, Senior Executive Vice President and Chief Operating Officer
Amir Lear	Director, and President and Chief Executive Officer, Mutual of America Capital Management LLC
James J. Roth	Director, Senior Executive Vice President and General Counsel

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Jeffrey Angelo	Executive Vice President, Corporate Communications and Strategic Planning
Dianne M. Aramony	Executive Vice President, Corporate Secretary, Assistant to Chairman
Nicholas A. Branchina	Senior Vice President, Budget and Cost Accounting
Maria L. Brophy	Senior Vice President, Planning and Analysis
James Buckland	Senior Vice President, Purchasing
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Sean Carroll	Senior Vice President, Facilities Management
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Employee Benefits
Michael E. Conway	Senior Vice President, Human Resources
William S. Conway	Senior Executive Vice President and Chief Operating Officer
Salvatore P. Conza	Senior Vice President, Data Communications, Network and Technical Services
John S. Corrigan	Executive Vice President, Internal Audit
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President and Associate General Counsel
Carson J. Dunbar, Jr.	Senior Vice President, Corporate Services
Chris W. Festog	Executive Vice President and Chief Financial Officer
Ronald Fried	Senior Vice President, Open Systems Development and Re-Engineering

Harold J. Gannon	Senior Vice President, Corporate Tax
Robert Giaquinto, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Executive Vice President, MIS Operations
Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman and Chief Executive Officer
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Theodore L. Herman	Executive Vice President
Joseph Hummel	Executive Vice President, External Affairs
Lydia Kieser	Senior Vice President, Open Systems Development
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services
Nicole Lanni	Senior Vice President, Technical Services
Daniel LeSaffre	Executive Vice President, Human Resources and Corporate Services
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Thomas E. MacMurray	Senior Vice President, National Accounts
Sean A. Mannion	Senior Vice President, Administration
Nancy McAvey	Senior Vice President, Client Services
James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
George L. Medlin	Executive Vice President, Enterprise Risk Management
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Lynn N. Nadler 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Training and Leadership Development
Peter Nicklin	Senior Vice President, Special Projects, and Assistant to the Chief Information Officer
Michael O’Grady	Senior Vice President, Strategic Planning
Paul O’Hara	Senior Vice President, Research and Competition
William Rose	Senior Executive Vice President and Chief Marketing Officer
James J. Roth	Senior Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President and Deputy General Counsel
Howard J. Rubin	Senior Vice President, Application Systems Development
Sonia Samuels	Executive Vice President and Deputy Chief Information Officer
Myron Schlanger	Senior Vice President and Associate Treasurer
Brian Q. Severin	Executive Vice President, Marketing
William G. Shannon	Senior Vice President, Financial Consulting Services
Joan M. Squires	Executive Vice President and Chief Information Officer
Mary-Clare Swanke	Senior Vice President, Administrative Communication Production and Proposals
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Paul Travers	Executive Vice President
Jeffrey Tsai	Senior Vice President and Corporate Actuary
Susan Watson	Senior Vice President, Office of Technology
Eldon Dean Wonacott 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response and Telemarketing

*	The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company, and

•	320 Park Analytics LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns substantially all of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Mutual of America currently owns a significant amount, but less than a majority, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Item 27.	Number of Contractowners

As of March 31, 2016, there were 385,031 owners in Separate Account No. 2, 139,733 of whom were attributable to Contracts registered under SEC File No. 2-90201; 241,884 of whom were attributable to Contracts registered under SEC File No. 33-11023; and 3,414 of whom were attributable to Contracts registered under SEC File No. 33-5609, all of which are qualified.

Item 28.	Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under the primary policy is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Mutual of America Life Insurance Company, the depositor and principal underwriter of the Registrant, also acts as depositor and principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b)	The name, business address and position of each senior officer and director of Mutual of America are listed in Item 25 above.

(c)	The principal underwriter receives no compensation or commissions from the registrant for its services in distributing the variable insurance contracts.

Item 30.	Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America’s Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

Item 31.	Management Services.

Not applicable.

Item 32.	Undertakings

The Insurance Company hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 28th day of April, 2016.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ James J. Roth
James J. Roth
Senior Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2016.

Signature	Title

*	Chairman of the Board; Director
Thomas J. Moran

*	President and Chief Executive Officer; Director (Principal Executive Officer)
John R. Greed

*	Senior Executive Vice President and Chief Operating Officer; Director
William S. Conway

*
Amir Lear	Director

*
James J. Roth	Senior Executive Vice President and General Counsel; Director

*
Clifford L. Alexander, Jr.	Director

*
Kimberly A. Casiano	Director

*
Wayne A. I. Frederick, M.D.	Director

*
Earle H. Harbison, Jr.	Director

*
Maurine A. Haver	Director

*
Frances R. Hesselbein	Director

Signature	Title

*
Lasalle D. Leffall, Jr., M.D.	Director

*
Connie Mack, III	Director

*
Robert J. McGuire	Director

*
Roger B. Porter, Ph.D.	Director

*
Peter J. Powers	Director

*
Dennis J. Reimer	Director

*
Elie Wiesel	Director

*BY:	/s/ James J. Roth
James J. Roth
Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Description

EX-99(10)	Consent of KPMG LLP